     Filed with the Securities and Exchange Commission on October 16, 2015
                                                    REGISTRATION NO. 333-184889
                                           INVESTMENT COMPANY ACT NO. 811-07975
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4

                               -----------------

                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 7
                                      and
                            REGISTRATION STATEMENT
                                     UNDER
                      THE INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 156

                               -----------------

      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                          (Exact Name of Registrant)

                               -----------------

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                              (Name of Depositor)

                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 802-7333
   (Address and telephone number of Depositor's principal executive offices)

                              SUN-JIN MOON, ESQ.
                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                            213 WASHINGTON STREEET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 802-6000
           (Name, address and telephone number of agent for service)

                               -----------------

                                  COPIES TO:

                               WILLIAM J. EVERS
                                VICE PRESIDENT
                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                            213 WASHINGTON STREEET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 802-3716

          Approximate Date of Proposed Sale to the Public: Continuous

                               -----------------

It is proposed that this filing become effective: (check appropriate space)

[_]immediately upon filing pursuant to paragraph (b) of Rule 485
[X]on October 19, 2015 pursuant to paragraph (b) of Rule 485
[_]60 days after filing pursuant to paragraph (a)(i) of Rule 485
[_]on            pursuant to paragraph (a)(i) of Rule 485
[_]75 days after filing pursuant to paragraph (a)(ii) of Rule 485
[_]on            pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[_]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     TITLE OF SECURITIES BEING REGISTERED:

Units of interest in Separate Accounts under variable annuity contracts.

================================================================================

                         PRUCO LIFE INSURANCE COMPANY
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

     PRUDENTIAL PREMIER(R) ADVISOR/SM/ VARIABLE ANNUITY ("ADVISOR SERIES")
                       FLEXIBLE PREMIUM DEFERRED ANNUITY

                      Supplement, dated October 19, 2015,
            to Prospectuses dated April 27, 2015 and April 30, 2015

This Supplement should be read and retained with the Prospectus for your Annuity. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the current Prospectus, please call us at 1-888-PRU-2888 or visit www.prudentialannuities.com.

We are issuing this supplement to reflect changes to the Advanced Series Trust ("AST") Portfolios that will become effective on October 19, 2015.

ADDITIONAL AST PORTFOLIOS

Effective on October 19, 2015, the following Portfolios are being added to your Annuity as variable investment options:

      .   AST MANAGED ALTERNATIVES PORTFOLIO

      .   AST MORGAN STANLEY MULTI-ASSET PORTFOLIO

      .   AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO

      .   AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO

For Annuities with no optional living benefits: If you do not currently own an optional living benefit, you are permitted to allocate Purchase Payments (if permitted under your Annuity) and make transfers both to and from each of these Portfolios.

For Annuities with optional living benefits: If you currently own an optional living benefit, these Portfolios are not available to you as variable investment options.

In conjunction with the changes described above, we have revised the table in the Prospectuses titled, "Underlying Mutual Fund Portfolio Annual Expenses" in "Summary of Contract Fees and Charges."

               UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES

   (as a percentage of the average net assets of the underlying Portfolios)

                                 For the year ended December 31, 2014 (restated to reflect current fees as of July 1, 2015)
                           -----------------------------------------------------------------------------------------------------
                                                                                                 Total
                                                                        Broker Fees  Acquired   Annual                 Net Annual
                                               Distribution  Dividend   and Expenses Portfolio Portfolio  Fee Waiver      Fund
                           Management  Other     (12b-1)    Expense on    on Short    Fees &   Operating  or Expense   Operating
FUNDS                         Fees    Expenses     Fees     Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
-----                      ---------- -------- ------------ ----------- ------------ --------- --------- ------------- ----------
AST Managed
  Alternatives Portfolio*     0.15%     0.06%      0.00%       0.00%        0.07%      1.31%     1.59%       0.05%        1.54%

AST Morgan Stanley
  Multi-Asset Portfolio*      1.04%     0.18%      0.25%       0.00%        0.00%      0.00%     1.47%       0.05%        1.42%

AST Neuberger Berman
  Long/Short Portfolio*       1.04%     0.13%      0.25%       0.00%        0.24%      0.00%     1.66%       0.00%        1.66%

ADVSUP2

               UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES

   (as a percentage of the average net assets of the underlying Portfolios)

                               For the year ended December 31, 2014 (restated to reflect current fees as of July 1, 2015)
                         -----------------------------------------------------------------------------------------------------
                                                                                               Total
                                                                      Broker Fees  Acquired   Annual                 Net Annual
                                             Distribution  Dividend   and Expenses Portfolio Portfolio  Fee Waiver      Fund
                         Management  Other     (12b-1)    Expense on    on Short    Fees &   Operating  or Expense   Operating
FUNDS                       Fees    Expenses     Fees     Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
-----                    ---------- -------- ------------ ----------- ------------ --------- --------- ------------- ----------
AST Wellington
  Management Real Total
  Return Portfolio*         1.04%     0.15%      0.25%       0.00%        0.00%      0.00%     1.44%       0.02%        1.42%

* See notes immediately below for important information about this fund.

AST Managed Alternatives Portfolio The Portfolio will commence operations on or about July 13, 2015. Estimate based in part on assumed average daily net assets of $250 million for the Portfolio for the fiscal period ending December 31, 2015. The Investment Manager has contractually agreed to waive a portion of its investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions and extraordinary expenses) plus Underlying Portfolio (as defined below) fees and expenses (excluding dividends on securities sold short and brokers fees and expenses on short sales) does not exceed 1.47% of the Portfolio's average daily net assets through June 30, 2016. The waiver in the table above is 0.05%, rather than 0.12%, because the waiver does not apply to 0.07% of the acquired fund fees and expenses, which accounts for dividend expenses and broker fees and expenses on short sales at the Underlying Portfolio level. This arrangement may not be terminated or modified prior to June 30, 2016 without the prior approval of the Trust's Board of Trustees.

AST Morgan Stanley Multi-Asset Portfolio The Portfolio will commence operations on or about July 13, 2015. Estimate based in part on assumed average daily net assets of $100 million for the Portfolio for the fiscal period ending
December 31, 2015. The Investment Manager has contractually agreed to waive a portion of its investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio's investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) do not exceed 1.42% of the Portfolio's average daily net assets through June 30, 2016. The expense limitation may not be terminated or modified prior to June 30, 2016 without the prior approval of the Trust's Board of Trustees

AST Neuberger Berman Long/Short Portfolio The Portfolio will commence operations on or about July 13, 2015. Estimate based in part on assumed average daily net assets of $100 million for the Portfolio for the fiscal period ending December 31, 2015.

AST Wellington Management Real Total Return Portfolio The Portfolio will commence operations on or about July 13, 2015. Estimate based in part on assumed average daily net assets of $100 million for the Portfolio for the fiscal period ending December 31, 2015. The investment manager has contractually agreed to waive a portion of its investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio's investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) do not exceed 1.42% of the Portfolio's average daily net assets through June 30, 2016. The expense limitation may not be terminated or modified prior to June 30, 2016 without the prior approval of the Trust's Board of Trustees.

In the section titled, "Investment Options," we add the following summary descriptions for the new Portfolios described above to the Investment Objectives table as follows:

PORTFOLIO                                           INVESTMENT                           PORTFOLIO
NAME                                                OBJECTIVES                     ADVISER/SUBADVISER(S)
---------                              -------------------------------------  -------------------------------
AST Managed Alternatives Portfolio     Seeks long-term capital appreciation   Prudential Investments LLC
                                       with a focus on downside protection.

AST Morgan Stanley Multi-Asset         Seeks total return.                    Morgan Stanley Investment
  Portfolio                                                                   Management, Inc.

AST Neuberger Berman Long/Short        Seeks long term capital appreciation   Neuberger Berman Management LLC
  Portfolio                            with a secondary objective of
                                       principal preservation.

AST Wellington Management Real Total   Seeks long-term real total return.     Wellington Management Company
  Return Portfolio                                                            LLP

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

ADVSUP2

                                    PART B
                      STATEMENT OF ADDITIONAL INFORMATION


               April 27, 2015, as supplemented October 19, 2015


(For Annuities offering Highest Daily Lifetime(R) Income v2.1 Optional Benefits and Highest Daily Lifetime(R) Income v3.0 Optional Benefits)

      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                           VARIABLE ANNUITY CONTRACTS

The Prudential Premier Advisor Variable Annuity Series/SM/ ("Advisor Series") variable annuity contract (the "Annuity") is an individual variable annuity contract issued by Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account"). The Annuity is purchased by making an initial purchase payment of $10,000 or more. Subject to certain restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $100 at any time during the accumulation phase. However, we impose a minimum of $50 with respect to additional purchase payments made through electronic fund transfers.


This Statement of Additional Information is not a prospectus and should be read in conjunction with the Advisor Series prospectus dated April 27, 2015, as supplemented October 19, 2015 (For Annuities offering Highest Daily Lifetime(R) Income v2.1 Optional Benefits and Highest Daily Lifetime(R) Income v3.0 Optional Benefits). To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at (888) PRU-2888.


                               TABLE OF CONTENTS

                                     PAGE

            Company                                                2
            Experts                                                2
            Principal Underwriter                                  2
            Payments Made to Promote Sale of Our Products          2
            Cyber Security Risk                                    3
            Determination of Accumulation Unit Values              3
            Historical Roll-up Rates and Withdrawal Percentages    5
            Separate Account Financial Information               A-1
            Company Financial Information                        B-1

     Pruco Life Insurance Company         Prudential Annuity Service Center
         213 Washington Street                      P.O. Box 7960
         Newark, NY 07102-2992                 Philadelphia, PA 19176
                                                Newark, NY 07102-2992
                                              Telephone: (888) Pru-2888

                                    COMPANY

Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") is a stock life insurance company organized in 1982 under the laws of the State of New Jersey. Pruco Life of New Jersey is licensed to sell life insurance and annuities in the states of New Jersey and New York.

Pruco Life of New Jersey is a wholly-owned subsidiary of Pruco Life Insurance Company, which is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.

                                    EXPERTS

The financial statements of Pruco Life Insurance Company of New Jersey as of December 31, 2014 and 2013 and for each of the three years in the period ended December 31, 2014 and the financial statements of Pruco Life of New Jersey Flexible Premium Variable Annuity Account as of December 31, 2014 and for each of the periods presented included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 300 Madison Avenue, New York, New York 10017.

                             PRINCIPAL UNDERWRITER

Prudential Annuities Distributors, Inc. ("PAD"), an indirect wholly-owned subsidiary of Prudential Financial, offers each Annuity on a continuous basis in those states in which annuities may be lawfully sold. It may offer the Annuities through licensed insurance producers, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.

With respect to all individual annuities issued by Pruco Life of New Jersey, PAD received commissions of $81,734,930, $75,673,069 and $106,497,788 in 2014,
2013, and 2012, respectively. PAD retained none of those commissions.

As discussed in the prospectus, Pruco Life of New Jersey pays commissions to broker/dealers that sell the Annuities according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life of New Jersey may pay trail commissions to selling firms to pay its registered representatives who maintain an ongoing relationship with an annuity owner. Typically, a trail commission is compensation that is paid periodically, the amount of which is linked to the value of the Annuities and the amount of time that the Annuities have been in effect.

                 PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS

In an effort to promote the sale of our products (which may include the placement of Pruco Life of New Jersey and/or each Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD may enter into marketing service agreements with certain broker/dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing, administrative services and/or other services they provide. These services may include, but are not limited to: educating customers of the firm on each Annuity's features; conducting due diligence and analysis, providing office access, operations and systems support; holding seminars intended to educate the firm's registered representatives and make them more knowledgeable about the annuity; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval. We and/or PAD also may compensate third-party vendors, for services that such vendors render to broker-dealer firms. To the extent permitted by FINRA rules and other applicable laws and regulations, PAD may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

The list below identifies three general types of payments that PAD pays to registered broker-dealers and firms which are broadly defined as follows:

..   Percentage Payments based upon "Assets under Management" or "AUM": This type of payment is a percentage payment that is based upon the total amount held in all Pruco Life of New Jersey products that were sold through the firm.

..   Percentage Payments based upon sales: This type of payment is a percentage payment that is based upon the total amount of money received as purchase payments under Pruco Life of New Jersey annuity products sold through the firm.

..   Fixed payments: These types of payments are made directly to or in sponsorship of the firm.

Examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope. In addition, we may make payments upon the initiation of a relationship for systems, operational and other support.

The list in the prospectus includes the names of the firms (or their affiliated broker/dealers) that we are aware (as of December 31, 2014) received payment with respect to annuity business during 2014 (or as to which a payment amount was accrued during 2014). The firms listed include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract. During 2014, the least amount paid, and greatest amount paid, were $25.00 and $9,079,316.06, respectively.

                              CYBER SECURITY RISK

With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Pruco Life of New Jersey is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as "cyber security" risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user's computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user's systems, as well as the security, availability, integrity, and confidentiality of data assets.

Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization's systems.

Cyber security failures or breaches that could impact Pruco Life of New Jersey and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Annuity, but also with entities operating the Annuity's underlying funds and with third-party service providers to Pruco Life of New Jersey. Cyber security failures originating with any of the entities involved with the offering and administration of the Annuity may cause significant disruptions in the business operations related to the Annuity. Potential impacts may include, but are not limited to, potential financial losses under the Annuity, your inability to conduct transactions under the Annuity and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Annuity and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.

In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Pruco Life of New Jersey, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Pruco Life of New Jersey may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Pruco Life of New Jersey in enhancing and upgrading computer systems and systems security following a cyber security failure.

The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, and others continue to pose new and significant cyber security threats. Although Pruco Life of New Jersey, our service providers, and the underlying funds offered under the Annuity may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Pruco Life of New Jersey cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.

                   DETERMINATION OF ACCUMULATION UNIT VALUES

The value for each accumulation unit (which we refer to as the "Unit Price") is computed as of the end of each Valuation Day applicable. On any given Valuation Day, the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding Valuation Day by the net investment factor for the Sub-account for the current Valuation Day. The Unit Price for a Valuation Period applies to each day in the period. The net investment factor is an index that measures the investment performance of, and charges assessed against, a Sub-account from one Valuation Period to the next. The net investment factor for a Valuation Period is: (a) divided by (b), less,
(c) where:

(a) is the net result of:

(1) the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio at the end of the current Valuation Period; plus or minus

(2) any per share charge or credit during the current Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

(b) is the net result of:

(1) the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the preceding Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the underlying Portfolio at the end of the preceding Valuation Period; plus or minus

(2) any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

(c) is the Insurance Charge corresponding to the portion of the 365 day year (366 for a leap year) that is in the current Valuation Period.

We value the assets in each Sub-account at their fair market value in accordance with accepted accounting practices and applicable laws and regulations. The net investment factor may be greater than, equal to, or less than one.

              HISTORICAL ROLL-UP RATES AND WITHDRAWAL PERCENTAGES

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN FEBRUARY 10, 2014 AND JANUARY 14, 2015.

The Roll-Up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after January 15, 2015. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

                                 ROLL-UP RATE:
                                 -------------
                                      5%

                            WITHDRAWAL PERCENTAGES

The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the table listed below:

                   Ages   Single Percentage Spousal Percentage
                   ----   ----------------- ------------------
                  50 - 54          3%              2.5%
                  55 - 59        3.5%                3%
                  60 - 64          4%              3.5%
                  65 - 69          5%              4.5%
                  70 - 84          5%              4.5%
                    85+            6%              5.5%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN JANUARY 15, 2015 AND APRIL 14, 2015.

The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after April 15, 2015. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

                                 ROLL-UP RATE:
                                 -------------
                                      5%

                            WITHDRAWAL PERCENTAGES

The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the following tables listed below:

                   Ages   Single Percentage Spousal Percentage
                   ----   ----------------- ------------------
                  50 - 54        2.9%              2.4%
                  55 - 59        3.4%              2.9%
                  60 - 64        3.9%              3.4%
                  65 - 69        4.9%              4.4%
                  70 - 84        4.9%              4.4%
                    85+          5.9%              5.4%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN APRIL 15, 2015 AND MAY 14, 2015.

The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after May 15, 2015. Please visit http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.



                                 ROLL-UP RATE:
                                 -------------
                                      5%



                            Withdrawal Percentages

The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the following tables listed below:



                   Ages   Single Percentage Spousal Percentage
                   ----   ----------------- ------------------
                  50 - 54        2.9%              2.4%
                  55 - 59        3.4%              2.9%
                  60 - 64        3.9%              3.4%
                  65 - 69        4.9%              4.4%
                  70 - 84        4.9%              4.4%
                    85+          5.9%              5.4%



THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN MAY 15, 2015 AND JUNE 14, 2015.

The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after June 15, 2015. Please visit http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.



                                 ROLL-UP RATE:
                                 -------------
                                      5%



                            Withdrawal Percentages

The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the following tables listed below:



                   Ages   Single Percentage Spousal Percentage
                   ----   ----------------- ------------------
                  50 - 54        2.9%              2.4%
                  55 - 59        3.4%              2.9%
                  60 - 64        3.9%              3.4%
                  65 - 69        4.9%              4.4%
                  70 - 84        4.9%              4.4%
                    85+          5.9%              5.4%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN JUNE 15, 2015 AND JULY 14, 2015.

The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after July 15, 2015. Please visit http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.



                                 ROLL-UP RATE:
                                 -------------
                                      5%



                            Withdrawal Percentages

The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the following tables listed below:



                   Ages   Single Percentage Spousal Percentage
                   ----   ----------------- ------------------
                  50 - 54        2.9%              2.4%
                  55 - 59        3.4%              2.9%
                  60 - 64        3.9%              3.4%
                  65 - 69        4.9%              4.4%
                  70 - 84        4.9%              4.4%
                    85+          5.9%              5.4%



THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN JULY 15, 2015 AND AUGUST 14, 2015.

The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after August 15, 2015. Please visit http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.



                                 ROLL-UP RATE:
                                 -------------
                                      5%



                            Withdrawal Percentages

The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the following tables listed below:



                   Ages   Single Percentage Spousal Percentage
                   ----   ----------------- ------------------
                  50 - 54        2.9%              2.4%
                  55 - 59        3.4%              2.9%
                  60 - 64        3.9%              3.4%
                  65 - 69        4.9%              4.4%
                  70 - 84        4.9%              4.4%
                    85+          5.9%              5.4%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN AUGUST 15, 2015 AND SEPTEMBER 14, 2015.

The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after September 15, 2015. Please visit http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.



                                 ROLL-UP RATE:
                                 -------------
                                      5%



                            Withdrawal Percentages

The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the following tables listed below:



                   Ages   Single Percentage Spousal Percentage
                   ----   ----------------- ------------------
                  50 - 54        2.9%              2.4%
                  55 - 59        3.4%              2.9%
                  60 - 64        3.9%              3.4%
                  65 - 69        4.9%              4.4%
                  70 - 84        4.9%              4.4%
                    85+          5.9%              5.4%




THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN SEPTEMBER 15, 2015 AND OCTOBER 14, 2015.

The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after October 15, 2015. Please visit http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.



                                 ROLL-UP RATE:
                                 -------------
                                      5%



                            Withdrawal Percentages

The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the following tables listed below:



                   Ages   Single Percentage Spousal Percentage
                   ----   ----------------- ------------------
                  50 - 54        2.9%              2.4%
                  55 - 59        3.4%              2.9%
                  60 - 64        3.9%              3.4%
                  65 - 69        4.9%              4.4%
                  70 - 84        4.9%              4.4%
                    85+          5.9%              5.4%



THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN OCTOBER 15, 2015 AND NOVEMBER 14, 2015.

The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after November 15, 2015. Please visit http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.



                                 ROLL-UP RATE:
                                 -------------
                                      5%



                            Withdrawal Percentages

The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the following tables listed below:



                   Ages   Single Percentage Spousal Percentage
                   ----   ----------------- ------------------
                  50 - 54        2.9%              2.4%
                  55 - 59        3.4%              2.9%
                  60 - 64        3.9%              3.4%
                  65 - 69        4.9%              4.4%
                  70 - 84        4.9%              4.4%
                    85+          5.9%              5.4%

                    Separate Account Financial Information

                                  Appendix A

                         Company Financial Information

                                  Appendix B

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2014

                                                                               SUBACCOUNTS
                                               --------------------------------------------------------------------------
                                                PRUDENTIAL     PRUDENTIAL                       PRUDENTIAL    PRUDENTIAL
                                               MONEY MARKET DIVERSIFIED BOND PRUDENTIAL EQUITY    VALUE       HIGH YIELD
                                                PORTFOLIO      PORTFOLIO         PORTFOLIO      PORTFOLIO   BOND PORTFOLIO
                                               ------------ ---------------- ----------------- -----------  --------------
ASSETS
  Investment in the portfolios, at fair value. $11,416,513    $21,522,476       $21,608,417    $30,546,778   $18,320,913
                                               -----------    -----------       -----------    -----------   -----------
  Net Assets.................................. $11,416,513    $21,522,476       $21,608,417    $30,546,778   $18,320,913
                                               ===========    ===========       ===========    ===========   ===========

NET ASSETS, representing:
  Accumulation units.......................... $11,416,513    $21,522,476       $21,608,417    $30,546,778   $18,320,913
                                               -----------    -----------       -----------    -----------   -----------
                                               $11,416,513    $21,522,476       $21,608,417    $30,546,778   $18,320,913
                                               ===========    ===========       ===========    ===========   ===========

  Units outstanding...........................   9,430,210      8,490,834         7,413,885      9,643,105     4,585,387
                                               ===========    ===========       ===========    ===========   ===========

  Portfolio shares held.......................   1,141,651      1,845,838           560,384      1,153,579     3,585,306
  Portfolio net asset value per share......... $     10.00    $     11.66       $     38.56    $     26.48   $      5.11
  Investment in portfolio shares, at cost..... $11,416,513    $20,530,486       $15,201,886    $22,269,451   $19,011,643

STATEMENTS OF OPERATIONS
For the year ended December 31, 2014
                                                                               SUBACCOUNTS
                                               --------------------------------------------------------------------------
                                                PRUDENTIAL     PRUDENTIAL                       PRUDENTIAL    PRUDENTIAL
                                               MONEY MARKET DIVERSIFIED BOND PRUDENTIAL EQUITY    VALUE       HIGH YIELD
                                                PORTFOLIO      PORTFOLIO         PORTFOLIO      PORTFOLIO   BOND PORTFOLIO
                                               ------------ ---------------- ----------------- -----------  --------------
                                                01/01/2014     01/01/2014       01/01/2014      01/01/2014    01/01/2014
                                                    TO             TO               TO              TO            TO
                                                12/31/2014     12/31/2014       12/31/2014      12/31/2014    12/31/2014
                                               ------------ ---------------- ----------------- -----------  --------------
INVESTMENT INCOME
  Dividend income............................. $       100    $   249,056       $         -    $         -   $ 1,186,427
                                               -----------    -----------       -----------    -----------   -----------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration................     168,507        310,795           314,850        453,883       289,770
                                               -----------    -----------       -----------    -----------   -----------

NET INVESTMENT INCOME (LOSS)..................    (168,407)       (61,739)         (314,850)      (453,883)      896,657
                                               -----------    -----------       -----------    -----------   -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........           -              -                 -              -             -
  Realized gain (loss) on shares redeemed.....           -         69,665           850,665        930,893         4,303
  Net change in unrealized gain (loss) on
   investments................................           -      1,219,352           797,472      2,060,846      (627,477)
                                               -----------    -----------       -----------    -----------   -----------

NET GAIN (LOSS) ON INVESTMENTS................           -      1,289,017         1,648,137      2,991,739      (623,174)
                                               -----------    -----------       -----------    -----------   -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $  (168,407)   $ 1,227,278       $ 1,333,287    $ 2,537,856   $   273,483
                                               ===========    ===========       ===========    ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A1

                                                     SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------
                                                 PRUDENTIAL                    T. ROWE PRICE                       JANUS ASPEN
                                   PRUDENTIAL       SMALL       T. ROWE PRICE  EQUITY INCOME  INVESCO V.I. CORE JANUS PORTFOLIO -
PRUDENTIAL STOCK    PRUDENTIAL      JENNISON   CAPITALIZATION   INTERNATIONAL   PORTFOLIO -     EQUITY FUND -     INSTITUTIONAL
INDEX PORTFOLIO  GLOBAL PORTFOLIO  PORTFOLIO   STOCK PORTFOLIO STOCK PORTFOLIO INVESTOR CLASS     SERIES I           SHARES
---------------- ---------------- -----------  --------------- --------------- -------------- ----------------- -----------------
  $25,722,856       $5,532,424    $26,986,546    $4,732,319      $1,851,674      $7,265,879      $9,860,194        $5,660,135
  -----------       ----------    -----------    ----------      ----------      ----------      ----------        ----------
  $25,722,856       $5,532,424    $26,986,546    $4,732,319      $1,851,674      $7,265,879      $9,860,194        $5,660,135
  ===========       ==========    ===========    ==========      ==========      ==========      ==========        ==========

  $25,722,856       $5,532,424    $26,986,546    $4,732,319      $1,851,674      $7,265,879      $9,860,194        $5,660,135
  -----------       ----------    -----------    ----------      ----------      ----------      ----------        ----------
  $25,722,856       $5,532,424    $26,986,546    $4,732,319      $1,851,674      $7,265,879      $9,860,194        $5,660,135
  ===========       ==========    ===========    ==========      ==========      ==========      ==========        ==========

    9,093,621        2,451,309      8,901,716     1,068,738       1,140,067       2,239,553       3,622,597         2,229,832
  ===========       ==========    ===========    ==========      ==========      ==========      ==========        ==========

      521,444          215,102        660,625       171,647         121,342         242,035         240,493           158,281
  $     49.33       $    25.72    $     40.85    $    27.57      $    15.26      $    30.02      $    41.00        $    35.76
  $17,927,394       $4,158,536    $15,295,134    $2,875,552      $1,650,840      $4,877,172      $6,004,707        $4,238,820

                                                     SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------
                                                 PRUDENTIAL                    T. ROWE PRICE                       JANUS ASPEN
                                   PRUDENTIAL       SMALL       T. ROWE PRICE  EQUITY INCOME  INVESCO V.I. CORE JANUS PORTFOLIO -
PRUDENTIAL STOCK    PRUDENTIAL      JENNISON   CAPITALIZATION   INTERNATIONAL   PORTFOLIO -     EQUITY FUND -     INSTITUTIONAL
INDEX PORTFOLIO  GLOBAL PORTFOLIO  PORTFOLIO   STOCK PORTFOLIO STOCK PORTFOLIO INVESTOR CLASS     SERIES I           SHARES
---------------- ---------------- -----------  --------------- --------------- -------------- ----------------- -----------------
   01/01/2014       01/01/2014     01/01/2014    01/01/2014      01/01/2014      01/01/2014      01/01/2014        01/01/2014
       TO               TO             TO            TO              TO              TO              TO                TO
   12/31/2014       12/31/2014     12/31/2014    12/31/2014      12/31/2014      12/31/2014      12/31/2014        12/31/2014
---------------- ---------------- -----------  --------------- --------------- -------------- ----------------- -----------------
  $   777,834       $        -    $         -    $        -      $   20,300      $  128,135      $   85,308        $   19,884
  -----------       ----------    -----------    ----------      ----------      ----------      ----------        ----------

      367,252           84,065        391,300        67,961          27,758         102,887         141,577            76,110
  -----------       ----------    -----------    ----------      ----------      ----------      ----------        ----------

      410,582          (84,065)      (391,300)      (67,961)         (7,458)         25,248         (56,269)          (56,226)
  -----------       ----------    -----------    ----------      ----------      ----------      ----------        ----------

    1,126,200                -              -             -          10,747               -          47,629           392,255
    1,257,261          253,365      1,739,951       332,839          32,846         279,040         488,028           197,601
       21,459          (65,087)       847,811       (96,754)        (83,258)        117,710         179,257            52,854
  -----------       ----------    -----------    ----------      ----------      ----------      ----------        ----------

    2,404,920          188,278      2,587,762       236,085         (39,665)        396,750         714,914           642,710
  -----------       ----------    -----------    ----------      ----------      ----------      ----------        ----------

  $ 2,815,502       $  104,213    $ 2,196,462    $  168,124      $  (47,123)     $  421,998      $  658,645        $  586,484
  ===========       ==========    ===========    ==========      ==========      ==========      ==========        ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A2

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2014

                                                                           SUBACCOUNTS
                                               -------------------------------------------------------------------
                                                JANUS ASPEN                                             FRANKLIN
                                                 OVERSEAS       MFS(R)        MFS(R)                  SMALL-MID CAP
                                                PORTFOLIO -    RESEARCH       GROWTH          VP         GROWTH
                                               INSTITUTIONAL   SERIES -      SERIES -    VALUE FUND -  VIP FUND -
                                                  SHARES     INITIAL CLASS INITIAL CLASS   CLASS I       CLASS 2
                                               ------------- ------------- ------------- ------------ -------------
ASSETS
  Investment in the portfolios, at fair value.  $ 6,370,960   $1,654,170    $6,718,696    $2,563,160   $3,208,220
                                                -----------   ----------    ----------    ----------   ----------
  Net Assets..................................  $ 6,370,960   $1,654,170    $6,718,696    $2,563,160   $3,208,220
                                                ===========   ==========    ==========    ==========   ==========

NET ASSETS, representing:
  Accumulation units..........................  $ 6,370,960   $1,654,170    $6,718,696    $2,563,160   $3,208,220
                                                -----------   ----------    ----------    ----------   ----------
                                                $ 6,370,960   $1,654,170    $6,718,696    $2,563,160   $3,208,220
                                                ===========   ==========    ==========    ==========   ==========

  Units outstanding...........................    1,931,339      620,760     2,420,836       795,364    1,152,611
                                                ===========   ==========    ==========    ==========   ==========

  Portfolio shares held.......................      195,668       56,825       169,024       272,387      136,172
  Portfolio net asset value per share.........  $     32.56   $    29.11    $    39.75    $     9.41   $    23.56
  Investment in portfolio shares, at cost.....  $ 6,590,515   $1,060,722    $4,241,395    $1,820,240   $2,901,128

STATEMENTS OF OPERATIONS
For the year ended December 31, 2014
                                                                           SUBACCOUNTS
                                               -------------------------------------------------------------------
                                                JANUS ASPEN                                             FRANKLIN
                                                 OVERSEAS       MFS(R)        MFS(R)                  SMALL-MID CAP
                                                PORTFOLIO -    RESEARCH       GROWTH          VP         GROWTH
                                               INSTITUTIONAL   SERIES -      SERIES -    VALUE FUND -  VIP FUND -
                                                  SHARES     INITIAL CLASS INITIAL CLASS   CLASS I       CLASS 2
                                               ------------- ------------- ------------- ------------ -------------
                                                01/01/2014    01/01/2014    01/01/2014    01/01/2014   01/01/2014
                                                    TO            TO            TO            TO           TO
                                                12/31/2014    12/31/2014    12/31/2014    12/31/2014   12/31/2014
                                               ------------- ------------- ------------- ------------ -------------
INVESTMENT INCOME
  Dividend income.............................  $   446,371   $   13,658    $    6,977    $   39,621   $        -
                                                -----------   ----------    ----------    ----------   ----------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration................      106,770       23,597        94,641        35,871       45,706
                                                -----------   ----------    ----------    ----------   ----------

NET INVESTMENT INCOME (LOSS)..................      339,601       (9,939)      (87,664)        3,750      (45,706)
                                                -----------   ----------    ----------    ----------   ----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........      536,899      123,932       445,227             -      636,756
  Realized gain (loss) on shares redeemed.....      163,771      132,220       418,055        99,502       77,401
  Net change in unrealized gain (loss) on
   investments................................   (2,026,972)    (107,670)     (294,257)      179,191     (478,608)
                                                -----------   ----------    ----------    ----------   ----------

NET GAIN (LOSS) ON INVESTMENTS................   (1,326,302)     148,482       569,025       278,693      235,549
                                                -----------   ----------    ----------    ----------   ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $  (986,701)  $  138,543    $  481,361    $  282,443   $  189,843
                                                ===========   ==========    ==========    ==========   ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A3

                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN                                 PRUDENTIAL SP
                              VPS LARGE CAP   PRUDENTIAL                       PRUDENTIAL   PRUDENTIAL SP
  PRUDENTIAL                     GROWTH        SP SMALL    JANUS ASPEN JANUS  U.S. EMERGING INTERNATIONAL  PRUDENTIAL SP
JENNISON 20/20  DAVIS VALUE    PORTFOLIO -    CAP VALUE   PORTFOLIO - SERVICE    GROWTH        GROWTH      INTERNATIONAL
FOCUS PORTFOLIO  PORTFOLIO       CLASS B      PORTFOLIO         SHARES          PORTFOLIO     PORTFOLIO   VALUE PORTFOLIO
--------------- ----------- ----------------- ----------  ------------------- ------------- ------------- ---------------
  $3,979,266    $2,161,496      $703,978      $9,607,311       $467,876        $8,785,946    $2,240,172     $1,905,433
  ----------    ----------      --------      ----------       --------        ----------    ----------     ----------
  $3,979,266    $2,161,496      $703,978      $9,607,311       $467,876        $8,785,946    $2,240,172     $1,905,433
  ==========    ==========      ========      ==========       ========        ==========    ==========     ==========

  $3,979,266    $2,161,496      $703,978      $9,607,311       $467,876        $8,785,946    $2,240,172     $1,905,433
  ----------    ----------      --------      ----------       --------        ----------    ----------     ----------
  $3,979,266    $2,161,496      $703,978      $9,607,311       $467,876        $8,785,946    $2,240,172     $1,905,433
  ==========    ==========      ========      ==========       ========        ==========    ==========     ==========

   1,622,371     1,357,845       681,423       3,508,242        288,465         2,920,131     1,478,763      1,132,733
  ==========    ==========      ========      ==========       ========        ==========    ==========     ==========

     179,570       190,945        14,858         486,200         13,288           740,805       377,133        255,078
  $    22.16    $    11.32      $  47.38      $    19.76       $  35.21        $    11.86    $     5.94     $     7.47
  $2,466,605    $2,158,448      $444,539      $6,106,206       $286,819        $5,378,882    $2,339,893     $2,058,941

                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN                                 PRUDENTIAL SP
                              VPS LARGE CAP   PRUDENTIAL                       PRUDENTIAL   PRUDENTIAL SP
  PRUDENTIAL                     GROWTH        SP SMALL    JANUS ASPEN JANUS  U.S. EMERGING INTERNATIONAL  PRUDENTIAL SP
JENNISON 20/20  DAVIS VALUE    PORTFOLIO -    CAP VALUE   PORTFOLIO - SERVICE    GROWTH        GROWTH      INTERNATIONAL
FOCUS PORTFOLIO  PORTFOLIO       CLASS B      PORTFOLIO         SHARES          PORTFOLIO     PORTFOLIO   VALUE PORTFOLIO
--------------- ----------- ----------------- ----------  ------------------- ------------- ------------- ---------------
  01/01/2014    01/01/2014     01/01/2014     01/01/2014      01/01/2014       01/01/2014    01/01/2014     01/01/2014
      TO            TO             TO             TO              TO               TO            TO             TO
  12/31/2014    12/31/2014     12/31/2014     12/31/2014      12/31/2014       12/31/2014    12/31/2014     12/31/2014
--------------- ----------- ----------------- ----------  ------------------- ------------- ------------- ---------------
  $        -    $   20,152      $      -      $        -       $  1,005        $        -    $        -     $        -
  ----------    ----------      --------      ----------       --------        ----------    ----------     ----------

      58,350        30,716         9,319         155,060          7,092           138,719        37,517         33,026
  ----------    ----------      --------      ----------       --------        ----------    ----------     ----------

     (58,350)      (10,564)       (9,319)       (155,060)        (6,087)         (138,719)      (37,517)       (33,026)
  ----------    ----------      --------      ----------       --------        ----------    ----------     ----------

           -       436,178             -               -         32,654                 -             -              -
     296,178        54,717        17,496         518,346         14,046           471,896        (2,613)        (7,335)
      (5,997)     (381,179)       69,462         (50,413)         5,969           329,261      (141,985)      (118,873)
  ----------    ----------      --------      ----------       --------        ----------    ----------     ----------

     290,181       109,716        86,958         467,933         52,669           801,157      (144,598)      (126,208)
  ----------    ----------      --------      ----------       --------        ----------    ----------     ----------

  $  231,831    $   99,152      $ 77,639      $  312,873       $ 46,582        $  662,438    $ (182,115)    $ (159,234)
  ==========    ==========      ========      ==========       ========        ==========    ==========     ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A4

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2014

                                                                                 SUBACCOUNTS
                                               ------------------------------------------------------------------------------
                                                     AST         AST SCHRODERS                 AST J.P. MORGAN
                                                GOLDMAN SACHS  MULTI-ASSET WORLD  AST COHEN &     STRATEGIC      AST HERNDON
                                                  LARGE-CAP       STRATEGIES     STEERS REALTY  OPPORTUNITIES     LARGE-CAP
                                               VALUE PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO    VALUE PORTFOLIO
                                               --------------- ----------------- ------------- --------------- ---------------
ASSETS
  Investment in the portfolios, at fair value.   $26,452,566     $198,922,132     $24,915,295   $181,266,072     $14,182,414
                                                 -----------     ------------     -----------   ------------     -----------
  Net Assets..................................   $26,452,566     $198,922,132     $24,915,295   $181,266,072     $14,182,414
                                                 ===========     ============     ===========   ============     ===========

NET ASSETS, representing:
  Accumulation units..........................   $26,452,566     $198,922,132     $24,915,295   $181,266,072     $14,182,414
                                                 -----------     ------------     -----------   ------------     -----------
                                                 $26,452,566     $198,922,132     $24,915,295   $181,266,072     $14,182,414
                                                 ===========     ============     ===========   ============     ===========

  Units outstanding...........................     1,607,364       15,618,657       1,374,488     14,108,148         934,079
                                                 ===========     ============     ===========   ============     ===========

  Portfolio shares held.......................       993,710       12,211,303       2,514,157     11,019,214       1,088,443
  Portfolio net asset value per share.........   $     26.62     $      16.29     $      9.91   $      16.45     $     13.03
  Investment in portfolio shares, at cost.....   $18,932,120     $166,158,712     $18,546,393   $149,014,888     $10,439,037

STATEMENTS OF OPERATIONS
For the year ended December 31, 2014
                                                                                 SUBACCOUNTS
                                               ------------------------------------------------------------------------------
                                                     AST         AST SCHRODERS                 AST J.P. MORGAN
                                                GOLDMAN SACHS  MULTI-ASSET WORLD  AST COHEN &     STRATEGIC      AST HERNDON
                                                  LARGE-CAP       STRATEGIES     STEERS REALTY  OPPORTUNITIES     LARGE-CAP
                                               VALUE PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO    VALUE PORTFOLIO
                                               --------------- ----------------- ------------- --------------- ---------------
                                                 01/01/2014       01/01/2014      01/01/2014     01/01/2014      01/01/2014
                                                     TO               TO              TO             TO              TO
                                                 12/31/2014       12/31/2014      12/31/2014     12/31/2014      12/31/2014
                                               --------------- ----------------- ------------- --------------- ---------------
INVESTMENT INCOME
  Dividend income.............................   $         -     $          -     $         -   $          -     $         -
                                                 -----------     ------------     -----------   ------------     -----------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration................       373,056        3,340,793         381,015      2,877,004         244,315
                                                 -----------     ------------     -----------   ------------     -----------

NET INVESTMENT INCOME (LOSS)..................      (373,056)      (3,340,793)       (381,015)    (2,877,004)       (244,315)
                                                 -----------     ------------     -----------   ------------     -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........             -                -               -              -               -
  Realized gain (loss) on shares redeemed.....     1,476,777        3,962,920       1,142,152      2,717,403         766,718
  Net change in unrealized gain (loss) on
   investments................................     1,385,666        2,000,082       4,908,656      6,653,390        (524,222)
                                                 -----------     ------------     -----------   ------------     -----------

NET GAIN (LOSS) ON INVESTMENTS................     2,862,443        5,963,002       6,050,808      9,370,793         242,496
                                                 -----------     ------------     -----------   ------------     -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $ 2,489,387     $  2,622,209     $ 5,669,793   $  6,493,789     $    (1,819)
                                                 ===========     ============     ===========   ============     ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A5

                                                    SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
               AST SMALL-CAP                                   AST GOLDMAN
                  GROWTH                                          SACHS         AST GOLDMAN                    AST LORD ABBETT
AST HIGH YIELD OPPORTUNITIES   AST MID-CAP    AST SMALL-CAP    CONCENTRATED    SACHS MID-CAP    AST LARGE-CAP     CORE FIXED
  PORTFOLIO      PORTFOLIO   VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO GROWTH PORTFOLIO VALUE PORTFOLIO INCOME PORTFOLIO
-------------- ------------- --------------- --------------- ---------------- ---------------- --------------- ----------------
 $26,780,781    $20,645,938    $13,181,863     $12,514,904     $         -      $34,356,351      $31,868,797     $41,786,452
 -----------    -----------    -----------     -----------     -----------      -----------      -----------     -----------
 $26,780,781    $20,645,938    $13,181,863     $12,514,904     $         -      $34,356,351      $31,868,797     $41,786,452
 ===========    ===========    ===========     ===========     ===========      ===========      ===========     ===========

 $26,780,781    $20,645,938    $13,181,863     $12,514,904     $         -      $34,356,351      $31,868,797     $41,786,452
 -----------    -----------    -----------     -----------     -----------      -----------      -----------     -----------
 $26,780,781    $20,645,938    $13,181,863     $12,514,904     $         -      $34,356,351      $31,868,797     $41,786,452
 ===========    ===========    ===========     ===========     ===========      ===========      ===========     ===========

   2,029,055      1,213,589        709,402         738,077               -        1,851,797        1,927,711       3,389,988
 ===========    ===========    ===========     ===========     ===========      ===========      ===========     ===========

   3,180,615      1,450,874        645,221         579,931               -        4,438,805        1,410,748       3,488,018
 $      8.42    $     14.23    $     20.43     $     21.58     $         -      $      7.74      $     22.59     $     11.98
 $24,255,377    $15,061,617    $ 8,726,214     $ 8,976,344     $         -      $24,768,413      $23,110,846     $39,352,963

                                                    SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
               AST SMALL-CAP                                   AST GOLDMAN
                  GROWTH                                          SACHS         AST GOLDMAN                    AST LORD ABBETT
AST HIGH YIELD OPPORTUNITIES   AST MID-CAP    AST SMALL-CAP    CONCENTRATED    SACHS MID-CAP    AST LARGE-CAP     CORE FIXED
  PORTFOLIO      PORTFOLIO   VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO GROWTH PORTFOLIO VALUE PORTFOLIO INCOME PORTFOLIO
-------------- ------------- --------------- --------------- ---------------- ---------------- --------------- ----------------
  01/01/2014    01/01/2014     01/01/2014      01/01/2014       01/01/2014       01/01/2014      01/01/2014       01/01/2014
      TO            TO             TO              TO               TO               TO              TO               TO
  12/31/2014    12/31/2014     12/31/2014      12/31/2014      02/07/2014**      12/31/2014      12/31/2014       12/31/2014
-------------- ------------- --------------- --------------- ---------------- ---------------- --------------- ----------------
 $         -    $         -    $         -     $         -     $         -      $         -      $         -     $         -
 -----------    -----------    -----------     -----------     -----------      -----------      -----------     -----------

     453,476        328,084        218,612         210,684          34,319          541,638          458,681         606,190
 -----------    -----------    -----------     -----------     -----------      -----------      -----------     -----------

    (453,476)      (328,084)      (218,612)       (210,684)        (34,319)        (541,638)        (458,681)       (606,190)
 -----------    -----------    -----------     -----------     -----------      -----------      -----------     -----------

           -              -              -               -               -                -                -               -
     491,402      1,263,627        974,694         708,479       5,492,654        1,426,131        1,308,636         209,859
     165,656       (274,811)       784,093        (108,578)     (5,804,355)       2,136,102        2,501,287       2,218,242
 -----------    -----------    -----------     -----------     -----------      -----------      -----------     -----------

     657,058        988,816      1,758,787         599,901        (311,701)       3,562,233        3,809,923       2,428,101
 -----------    -----------    -----------     -----------     -----------      -----------      -----------     -----------

 $   203,582    $   660,732    $ 1,540,175     $   389,217     $  (346,020)     $ 3,020,595      $ 3,351,242     $ 1,821,911
 ===========    ===========    ===========     ===========     ===========      ===========      ===========     ===========

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A6

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2014

                                                                                 SUBACCOUNTS
                                               ------------------------------------------------------------------------------
                                                     AST                                        AST NEUBERGER
                                                LOOMIS SAYLES                   AST NEUBERGER   BERMAN / LSV     AST PIMCO
                                                  LARGE-CAP     AST MFS GROWTH  BERMAN MID-CAP  MID-CAP VALUE LIMITED MATURITY
                                               GROWTH PORTFOLIO   PORTFOLIO    GROWTH PORTFOLIO   PORTFOLIO    BOND PORTFOLIO
                                               ---------------- -------------- ---------------- ------------- ----------------
ASSETS
  Investment in the portfolios, at fair value.   $55,755,723     $15,865,309     $24,465,559     $29,899,391    $17,126,373
                                                 -----------     -----------     -----------     -----------    -----------
  Net Assets..................................   $55,755,723     $15,865,309     $24,465,559     $29,899,391    $17,126,373
                                                 ===========     ===========     ===========     ===========    ===========

NET ASSETS, representing:
  Accumulation units..........................   $55,755,723     $15,865,309     $24,465,559     $29,899,391    $17,126,373
                                                 -----------     -----------     -----------     -----------    -----------
                                                 $55,755,723     $15,865,309     $24,465,559     $29,899,391    $17,126,373
                                                 ===========     ===========     ===========     ===========    ===========

  Units outstanding...........................     3,233,775         917,514       1,372,581       1,562,753      1,680,911
                                                 ===========     ===========     ===========     ===========    ===========

  Portfolio shares held.......................     1,727,788         956,318         700,216       1,087,251      1,656,322
  Portfolio net asset value per share.........   $     32.27     $     16.59     $     34.94     $     27.50    $     10.34
  Investment in portfolio shares, at cost.....   $41,542,680     $11,004,190     $17,383,457     $20,181,155    $17,464,282

STATEMENTS OF OPERATIONS
For the year ended December 31, 2014
                                                                                 SUBACCOUNTS
                                               ------------------------------------------------------------------------------
                                                     AST                                        AST NEUBERGER
                                                LOOMIS SAYLES                   AST NEUBERGER   BERMAN / LSV     AST PIMCO
                                                  LARGE-CAP     AST MFS GROWTH  BERMAN MID-CAP  MID-CAP VALUE LIMITED MATURITY
                                               GROWTH PORTFOLIO   PORTFOLIO    GROWTH PORTFOLIO   PORTFOLIO    BOND PORTFOLIO
                                               ---------------- -------------- ---------------- ------------- ----------------
                                                  01/01/2014      01/01/2014      01/01/2014     01/01/2014      01/01/2014
                                                      TO              TO              TO             TO              TO
                                                  12/31/2014      12/31/2014      12/31/2014     12/31/2014      12/31/2014
                                               ---------------- -------------- ---------------- ------------- ----------------
INVESTMENT INCOME
  Dividend income.............................   $         -     $         -     $         -     $         -    $         -
                                                 -----------     -----------     -----------     -----------    -----------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration................       865,382         251,358         385,913         452,026        289,793
                                                 -----------     -----------     -----------     -----------    -----------

NET INVESTMENT INCOME (LOSS)..................      (865,382)       (251,358)       (385,913)       (452,026)      (289,793)
                                                 -----------     -----------     -----------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........             -               -               -               -              -
  Realized gain (loss) on shares redeemed.....     2,011,355         909,083       1,128,895       1,310,629        (55,871)
  Net change in unrealized gain (loss) on
   investments................................     3,926,314         393,531         634,724       2,333,779         42,650
                                                 -----------     -----------     -----------     -----------    -----------

NET GAIN (LOSS) ON INVESTMENTS................     5,937,669       1,302,614       1,763,619       3,644,408        (13,221)
                                                 -----------     -----------     -----------     -----------    -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $ 5,072,287     $ 1,051,256     $ 1,377,706     $ 3,192,382    $  (303,014)
                                                 ===========     ===========     ===========     ===========    ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A7

                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
AST T. ROWE                  AST T. ROWE   AST T. ROWE                                                      AST WELLINGTON
PRICE EQUITY    AST QMA US  PRICE NATURAL  PRICE ASSET                   AST J.P. MORGAN        AST           MANAGEMENT
   INCOME      EQUITY ALPHA   RESOURCES    ALLOCATION    AST MFS GLOBAL   INTERNATIONAL   TEMPLETON GLOBAL      HEDGED
 PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO   EQUITY PORTFOLIO EQUITY PORTFOLIO  BOND PORTFOLIO  EQUITY PORTFOLIO
------------   ------------ ------------- ------------  ---------------- ---------------- ---------------- ----------------
$29,330,380    $19,183,754   $29,775,366  $826,924,042    $23,598,907      $24,025,720      $16,051,541      $122,370,695
-----------    -----------   -----------  ------------    -----------      -----------      -----------      ------------
$29,330,380    $19,183,754   $29,775,366  $826,924,042    $23,598,907      $24,025,720      $16,051,541      $122,370,695
===========    ===========   ===========  ============    ===========      ===========      ===========      ============

$29,330,380    $19,183,754   $29,775,366  $826,924,042    $23,598,907      $24,025,720      $16,051,541      $122,370,695
-----------    -----------   -----------  ------------    -----------      -----------      -----------      ------------
$29,330,380    $19,183,754   $29,775,366  $826,924,042    $23,598,907      $24,025,720      $16,051,541      $122,370,695
===========    ===========   ===========  ============    ===========      ===========      ===========      ============

  1,935,274      1,015,750     2,901,523    58,767,522      1,464,731        2,075,409        1,535,267        10,289,385
===========    ===========   ===========  ============    ===========      ===========      ===========      ============

  2,215,286        908,752     1,429,446    35,054,008      1,503,115        1,001,907        1,482,137         9,673,573
$     13.24    $     21.11   $     20.83  $      23.59    $     15.70      $     23.98      $     10.83      $      12.65
$21,442,497    $15,050,830   $29,559,216  $651,420,516    $17,806,640      $21,317,236      $16,314,584      $106,380,673

                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
AST T. ROWE                  AST T. ROWE   AST T. ROWE                                                      AST WELLINGTON
PRICE EQUITY    AST QMA US  PRICE NATURAL  PRICE ASSET                   AST J.P. MORGAN        AST           MANAGEMENT
   INCOME      EQUITY ALPHA   RESOURCES    ALLOCATION    AST MFS GLOBAL   INTERNATIONAL   TEMPLETON GLOBAL      HEDGED
 PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO   EQUITY PORTFOLIO EQUITY PORTFOLIO  BOND PORTFOLIO  EQUITY PORTFOLIO
------------   ------------ ------------- ------------  ---------------- ---------------- ---------------- ----------------
 01/01/2014     01/01/2014   01/01/2014    01/01/2014      01/01/2014       01/01/2014       01/01/2014       01/01/2014
     TO             TO           TO            TO              TO               TO               TO               TO
 12/31/2014     12/31/2014   12/31/2014    12/31/2014      12/31/2014       12/31/2014       12/31/2014       12/31/2014
------------   ------------ ------------- ------------  ---------------- ---------------- ---------------- ----------------

$         -    $         -   $         -  $          -    $         -      $         -      $         -      $          -
-----------    -----------   -----------  ------------    -----------      -----------      -----------      ------------



    457,693        221,324       530,679    12,726,900        360,400          404,763          247,632         1,719,170
-----------    -----------   -----------  ------------    -----------      -----------      -----------      ------------

   (457,693)      (221,324)     (530,679)  (12,726,900)      (360,400)        (404,763)        (247,632)       (1,719,170)
-----------    -----------   -----------  ------------    -----------      -----------      -----------      ------------

          -              -             -             -              -                -                -                 -
  1,191,710        583,641       934,958    11,069,461        679,852          514,197          (15,434)        1,558,550

    904,915      1,467,891    (3,370,690)   34,128,716        117,331       (2,123,233)         111,354         4,028,997
-----------    -----------   -----------  ------------    -----------      -----------      -----------      ------------

  2,096,625      2,051,532    (2,435,732)   45,198,177        797,183       (1,609,036)          95,920         5,587,547
-----------    -----------   -----------  ------------    -----------      -----------      -----------      ------------

$ 1,638,932    $ 1,830,208   $(2,966,411) $ 32,471,277    $   436,783      $(2,013,799)     $  (151,712)     $  3,868,377
===========    ===========   ===========  ============    ===========      ===========      ===========      ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A8

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2014

                                                                            SUBACCOUNTS
                                               --------------------------------------------------------------------
                                                             AST ACADEMIC                    AST
                                               AST CAPITAL    STRATEGIES   AST BALANCED  PRESERVATION      AST
                                               GROWTH ASSET     ASSET         ASSET         ASSET       FI PYRAMIS
                                                ALLOCATION    ALLOCATION    ALLOCATION    ALLOCATION   QUANTITATIVE
                                                PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                               ------------  ------------  ------------  ------------  ------------
ASSETS
  Investment in the portfolios, at fair value. $573,414,083  $375,742,025  $711,535,604  $486,778,128  $332,704,432
                                               ------------  ------------  ------------  ------------  ------------
  Net Assets.................................. $573,414,083  $375,742,025  $711,535,604  $486,778,128  $332,704,432
                                               ============  ============  ============  ============  ============

NET ASSETS, representing:
  Accumulation units.......................... $573,414,083  $375,742,025  $711,535,604  $486,778,128  $332,704,432
                                               ------------  ------------  ------------  ------------  ------------
                                               $573,414,083  $375,742,025  $711,535,604  $486,778,128  $332,704,432
                                               ============  ============  ============  ============  ============

  Units outstanding...........................   40,109,004    30,392,215    51,425,261    37,987,102    25,768,112
                                               ============  ============  ============  ============  ============

  Portfolio shares held.......................   38,253,108    28,792,492    48,403,783    34,969,693    27,473,529
  Portfolio net asset value per share......... $      14.99  $      13.05  $      14.70  $      13.92  $      12.11
  Investment in portfolio shares, at cost..... $439,439,169  $313,793,588  $550,285,175  $412,185,044  $274,822,728

STATEMENTS OF OPERATIONS
For the year ended December 31, 2014
                                                                            SUBACCOUNTS
                                               --------------------------------------------------------------------
                                                             AST ACADEMIC                    AST
                                               AST CAPITAL    STRATEGIES   AST BALANCED  PRESERVATION      AST
                                               GROWTH ASSET     ASSET         ASSET         ASSET       FI PYRAMIS
                                                ALLOCATION    ALLOCATION    ALLOCATION    ALLOCATION   QUANTITATIVE
                                                PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                               ------------  ------------  ------------  ------------  ------------
                                                01/01/2014    01/01/2014    01/01/2014    01/01/2014    01/01/2014
                                                    TO            TO            TO            TO            TO
                                                12/31/2014    12/31/2014    12/31/2014    12/31/2014    12/31/2014
                                               ------------  ------------  ------------  ------------  ------------
INVESTMENT INCOME
  Dividend income............................. $          -  $          -  $          -  $          -  $          -
                                               ------------  ------------  ------------  ------------  ------------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration................    8,979,847     6,771,357    11,275,381     7,947,711     5,353,843
                                               ------------  ------------  ------------  ------------  ------------

NET INVESTMENT INCOME (LOSS)..................   (8,979,847)   (6,771,357)  (11,275,381)   (7,947,711)   (5,353,843)
                                               ------------  ------------  ------------  ------------  ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........            -             -             -             -             -
  Realized gain (loss) on shares redeemed.....    8,270,344     8,887,813    12,339,698     7,214,935     5,266,720
  Net change in unrealized gain (loss) on
   investments................................   27,772,086     5,280,870    31,171,828    19,712,369     5,068,068
                                               ------------  ------------  ------------  ------------  ------------

NET GAIN (LOSS) ON INVESTMENTS................   36,042,430    14,168,683    43,511,526    26,927,304    10,334,788
                                               ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $ 27,062,583  $  7,397,326  $ 32,236,145  $ 18,979,593  $  4,980,945
                                               ============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A9

                                           SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
                              AST T. ROWE
AST PRUDENTIAL      AST          PRICE                      AST                          AST           AST
    GROWTH        ADVANCED     LARGE-CAP    AST MONEY    SMALL-CAP     AST PIMCO    INTERNATIONAL INTERNATIONAL
  ALLOCATION     STRATEGIES     GROWTH        MARKET       GROWTH     TOTAL RETURN      VALUE        GROWTH
  PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO   BOND PORTFOLIO   PORTFOLIO     PORTFOLIO
--------------  ------------  -----------  -----------  -----------  -------------- ------------- -------------
 $372,174,090   $607,972,984  $57,338,066  $16,760,208  $19,788,588   $231,463,539   $8,945,209    $17,533,604
 ------------   ------------  -----------  -----------  -----------   ------------   ----------    -----------
 $372,174,090   $607,972,984  $57,338,066  $16,760,208  $19,788,588   $231,463,539   $8,945,209    $17,533,604
 ============   ============  ===========  ===========  ===========   ============   ==========    ===========

 $372,174,090   $607,972,984  $57,338,066  $16,760,208  $19,788,588   $231,463,539   $8,945,209    $17,533,604
 ------------   ------------  -----------  -----------  -----------   ------------   ----------    -----------
 $372,174,090   $607,972,984  $57,338,066  $16,760,208  $19,788,588   $231,463,539   $8,945,209    $17,533,604
 ============   ============  ===========  ===========  ===========   ============   ==========    ===========

   26,711,521     43,576,045    3,052,980    1,792,812    1,093,068     20,088,453      788,321      1,493,204
 ============   ============  ===========  ===========  ===========   ============   ==========    ===========

   28,497,250     40,694,310    2,567,759   16,760,208      622,283     18,068,973      522,501      1,314,363
 $      13.06   $      14.94  $     22.33  $      1.00  $     31.80   $      12.81   $    17.12    $     13.34
 $297,299,008   $483,198,750  $38,866,205  $16,760,208  $14,534,861   $219,758,856   $8,072,140    $15,184,271

                                           SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
                              AST T. ROWE
AST PRUDENTIAL      AST          PRICE                      AST                          AST           AST
    GROWTH        ADVANCED     LARGE-CAP    AST MONEY    SMALL-CAP     AST PIMCO    INTERNATIONAL INTERNATIONAL
  ALLOCATION     STRATEGIES     GROWTH        MARKET       GROWTH     TOTAL RETURN      VALUE        GROWTH
  PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO   BOND PORTFOLIO   PORTFOLIO     PORTFOLIO
--------------  ------------  -----------  -----------  -----------  -------------- ------------- -------------
  01/01/2014     01/01/2014   01/01/2014    01/01/2014   01/01/2014    01/01/2014    01/01/2014    01/01/2014
      TO             TO           TO            TO           TO            TO            TO            TO
  12/31/2014     12/31/2014   12/31/2014    12/31/2014   12/31/2014    12/31/2014    12/31/2014    12/31/2014
--------------  ------------  -----------  -----------  -----------  -------------- ------------- -------------

 $          -   $          -  $         -  $         -  $         -   $          -   $        -    $         -
 ------------   ------------  -----------  -----------  -----------   ------------   ----------    -----------

    5,597,186      9,320,103      957,168      315,276      325,580      3,970,272      151,192        270,495
 ------------   ------------  -----------  -----------  -----------   ------------   ----------    -----------

   (5,597,186)    (9,320,103)    (957,168)    (315,276)    (325,580)    (3,970,272)    (151,192)      (270,495)
 ------------   ------------  -----------  -----------  -----------   ------------   ----------    -----------

            -              -            -            -            -              -            -              -
    5,196,985      7,154,400    3,487,534            -    1,039,086      1,568,157      167,621        322,337
   24,233,649     26,828,542    1,113,161            -     (299,395)     8,504,979     (803,419)    (1,320,081)
 ------------   ------------  -----------  -----------  -----------   ------------   ----------    -----------

   29,430,634     33,982,942    4,600,695            -      739,691     10,073,136     (635,798)      (997,744)
 ------------   ------------  -----------  -----------  -----------   ------------   ----------    -----------

 $ 23,833,448   $ 24,662,839  $ 3,643,527  $  (315,276) $   414,111   $  6,102,864   $ (786,990)   $(1,268,239)
 ============   ============  ===========  ===========  ===========   ============   ==========    ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A10

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2014

                                                                               SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                               NVIT DEVELOPING AST INVESTMENT   AST WESTERN
                                               MARKETS FUND -    GRADE BOND   ASSET CORE PLUS    AST BOND       AST BOND
                                                  CLASS II       PORTFOLIO    BOND PORTFOLIO  PORTFOLIO 2018 PORTFOLIO 2019
                                               --------------- -------------- --------------- -------------- --------------
ASSETS
  Investment in the portfolios, at fair value.    $665,658      $55,402,859     $57,740,320    $18,216,573     $1,131,411
                                                  --------      -----------     -----------    -----------     ----------
  Net Assets..................................    $665,658      $55,402,859     $57,740,320    $18,216,573     $1,131,411
                                                  ========      ===========     ===========    ===========     ==========

NET ASSETS, representing:
  Accumulation units..........................    $665,658      $55,402,859     $57,740,320    $18,216,573     $1,131,411
                                                  --------      -----------     -----------    -----------     ----------
                                                  $665,658      $55,402,859     $57,740,320    $18,216,573     $1,131,411
                                                  ========      ===========     ===========    ===========     ==========

  Units outstanding...........................      48,439        4,188,300       4,879,915      1,578,300         95,412
                                                  ========      ===========     ===========    ===========     ==========

  Portfolio shares held.......................     114,178        8,123,586       5,096,233      1,476,221        110,167
  Portfolio net asset value per share.........    $   5.83      $      6.82     $     11.33    $     12.34     $    10.27
  Investment in portfolio shares, at cost.....    $832,652      $54,700,425     $54,651,578    $17,578,354     $1,113,090

STATEMENTS OF OPERATIONS
For the year ended December 31, 2014
                                                                               SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                               NVIT DEVELOPING AST INVESTMENT   AST WESTERN
                                               MARKETS FUND -    GRADE BOND   ASSET CORE PLUS    AST BOND       AST BOND
                                                  CLASS II       PORTFOLIO    BOND PORTFOLIO  PORTFOLIO 2018 PORTFOLIO 2019
                                               --------------- -------------- --------------- -------------- --------------
                                                 01/01/2014      01/01/2014     01/01/2014      01/01/2014     01/01/2014
                                                     TO              TO             TO              TO             TO
                                                 12/31/2014      12/31/2014     12/31/2014      12/31/2014     12/31/2014
                                               --------------- -------------- --------------- -------------- --------------
INVESTMENT INCOME
  Dividend income.............................    $  5,215      $         -     $         -    $         -     $        -
                                                  --------      -----------     -----------    -----------     ----------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration................      10,264          701,558         937,639        445,245         28,463
                                                  --------      -----------     -----------    -----------     ----------

NET INVESTMENT INCOME (LOSS)..................      (5,049)        (701,558)       (937,639)      (445,245)       (28,463)
                                                  --------      -----------     -----------    -----------     ----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........           -                -               -              -              -
  Realized gain (loss) on shares redeemed.....     (26,648)       2,162,687         474,291        216,922           (543)
  Net change in unrealized gain (loss) on
   investments................................     (21,895)         416,489       3,220,223        334,282         64,656
                                                  --------      -----------     -----------    -----------     ----------

NET GAIN (LOSS) ON INVESTMENTS................     (48,543)       2,579,176       3,694,514        551,204         64,113
                                                  --------      -----------     -----------    -----------     ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................    $(53,592)     $ 1,877,618     $ 2,756,875    $   105,959     $   35,650
                                                  ========      ===========     ===========    ===========     ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A11

                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
AST GLOBAL     AST PARAMETRIC    AST GOLDMAN    AST SCHRODERS    AST RCM     AST J.P. MORGAN   AST GOLDMAN   AST FI PYRAMIS(R)
REAL ESTATE   EMERGING MARKETS SACHS SMALL-CAP GLOBAL TACTICAL WORLD TRENDS  GLOBAL THEMATIC  SACHS MULTI-   ASSET ALLOCATION
 PORTFOLIO    EQUITY PORTFOLIO VALUE PORTFOLIO    PORTFOLIO     PORTFOLIO       PORTFOLIO    ASSET PORTFOLIO     PORTFOLIO
-----------   ---------------- --------------- --------------- ------------  --------------- --------------- -----------------
$9,050,399      $26,823,071      $30,102,425    $281,552,688   $341,954,930   $177,267,302    $190,575,614     $225,855,186
----------      -----------      -----------    ------------   ------------   ------------    ------------     ------------
$9,050,399      $26,823,071      $30,102,425    $281,552,688   $341,954,930   $177,267,302    $190,575,614     $225,855,186
==========      ===========      ===========    ============   ============   ============    ============     ============

$9,050,399      $26,823,071      $30,102,425    $281,552,688   $341,954,930   $177,267,302    $190,575,614     $225,855,186
----------      -----------      -----------    ------------   ------------   ------------    ------------     ------------
$9,050,399      $26,823,071      $30,102,425    $281,552,688   $341,954,930   $177,267,302    $190,575,614     $225,855,186
==========      ===========      ===========    ============   ============   ============    ============     ============

   606,111        2,742,367        1,619,382      20,067,331     27,104,020     12,870,017      15,715,244       16,377,933
==========      ===========      ===========    ============   ============   ============    ============     ============

   807,350        3,137,201        1,670,501      19,010,985     28,330,980     13,258,587      15,750,051       16,968,834
$    11.21      $      8.55      $     18.02    $      14.81   $      12.07   $      13.37    $      12.10     $      13.31
$7,412,992      $27,370,888      $20,734,392    $221,377,689   $288,367,981   $141,956,914    $166,164,223     $183,078,009

                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
AST GLOBAL     AST PARAMETRIC    AST GOLDMAN    AST SCHRODERS    AST RCM     AST J.P. MORGAN   AST GOLDMAN   AST FI PYRAMIS(R)
REAL ESTATE   EMERGING MARKETS SACHS SMALL-CAP GLOBAL TACTICAL WORLD TRENDS  GLOBAL THEMATIC  SACHS MULTI-   ASSET ALLOCATION
 PORTFOLIO    EQUITY PORTFOLIO VALUE PORTFOLIO    PORTFOLIO     PORTFOLIO       PORTFOLIO    ASSET PORTFOLIO     PORTFOLIO
-----------   ---------------- --------------- --------------- ------------  --------------- --------------- -----------------
01/01/2014       01/01/2014      01/01/2014      01/01/2014     01/01/2014     01/01/2014      01/01/2014       01/01/2014
    TO               TO              TO              TO             TO             TO              TO               TO
12/31/2014       12/31/2014      12/31/2014      12/31/2014     12/31/2014     12/31/2014      12/31/2014       12/31/2014
-----------   ---------------- --------------- --------------- ------------  --------------- --------------- -----------------
$        -      $         -      $         -    $          -   $          -   $          -    $          -     $          -
----------      -----------      -----------    ------------   ------------   ------------    ------------     ------------

   141,623          484,275          469,153       4,334,782      5,169,886      2,711,059       2,916,652        3,446,040
----------      -----------      -----------    ------------   ------------   ------------    ------------     ------------

  (141,623)        (484,275)        (469,153)     (4,334,782)    (5,169,886)    (2,711,059)     (2,916,652)      (3,446,040)
----------      -----------      -----------    ------------   ------------   ------------    ------------     ------------

         -                -                -               -              -              -               -                -
   357,106          463,733        1,402,329       3,779,469      3,187,450      2,658,885       2,410,558        2,835,071
   755,076       (1,798,171)         579,970      11,646,313     13,082,335      7,804,797       4,699,343        8,775,830
----------      -----------      -----------    ------------   ------------   ------------    ------------     ------------
 1,112,182       (1,334,438)       1,982,299      15,425,782     16,269,785     10,463,682       7,109,901       11,610,901
----------      -----------      -----------    ------------   ------------   ------------    ------------     ------------

$  970,559      $(1,818,713)     $ 1,513,146    $ 11,091,000   $ 11,099,899   $  7,752,623    $  4,193,249     $  8,164,861
==========      ===========      ===========    ============   ============   ============    ============     ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A12

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2014

                                                                       SUBACCOUNTS
                                               -----------------------------------------------------------
                                               PROFUND VP   PROFUND VP
                                                CONSUMER  CONSUMER GOODS PROFUND VP PROFUND VP  PROFUND VP
                                                SERVICES    PORTFOLIO    FINANCIALS HEALTH CARE INDUSTRIALS
                                               ---------- -------------- ---------- ----------- -----------
ASSETS
  Investment in the portfolios, at fair value.  $278,718     $133,729     $322,697   $347,470    $282,528
                                                --------     --------     --------   --------    --------
  Net Assets..................................  $278,718     $133,729     $322,697   $347,470    $282,528
                                                ========     ========     ========   ========    ========

NET ASSETS, representing:
  Accumulation units..........................  $278,718     $133,729     $322,697   $347,470    $282,528
                                                --------     --------     --------   --------    --------
                                                $278,718     $133,729     $322,697   $347,470    $282,528
                                                ========     ========     ========   ========    ========

  Units outstanding...........................    13,436        7,950       32,692     16,567      20,137
                                                ========     ========     ========   ========    ========

  Portfolio shares held.......................     4,345        2,387       10,235      5,438       4,685
  Portfolio net asset value per share.........  $  64.15     $  56.02     $  31.53   $  63.90    $  60.31
  Investment in portfolio shares, at cost.....  $141,352     $ 78,612     $183,259   $169,477    $217,200

STATEMENTS OF OPERATIONS
For the year ended December 31, 2014
                                                                       SUBACCOUNTS
                                               -----------------------------------------------------------
                                               PROFUND VP   PROFUND VP
                                                CONSUMER  CONSUMER GOODS PROFUND VP PROFUND VP  PROFUND VP
                                                SERVICES    PORTFOLIO    FINANCIALS HEALTH CARE INDUSTRIALS
                                               ---------- -------------- ---------- ----------- -----------
                                               01/01/2014   01/01/2014   01/01/2014 01/01/2014  01/01/2014
                                                   TO           TO           TO         TO          TO
                                               12/31/2014   12/31/2014   12/31/2014 12/31/2014  12/31/2014
                                               ---------- -------------- ---------- ----------- -----------
INVESTMENT INCOME
  Dividend income.............................  $      -     $  1,102     $    706   $    288    $    831
                                                --------     --------     --------   --------    --------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration................     4,766        2,345        5,077      5,350       5,130
                                                --------     --------     --------   --------    --------

NET INVESTMENT INCOME (LOSS)..................    (4,766)      (1,243)      (4,371)    (5,062)     (4,299)
                                                --------     --------     --------   --------    --------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........       333            -            -          -           -
  Realized gain (loss) on shares redeemed.....    67,925       38,956       47,262     60,750      52,926
  Net change in unrealized gain (loss) on
   investments................................   (33,409)     (26,069)      (8,716)    15,416     (33,290)
                                                --------     --------     --------   --------    --------

NET GAIN (LOSS) ON INVESTMENTS................    34,849       12,887       38,546     76,166      19,636
                                                --------     --------     --------   --------    --------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $ 30,083     $ 11,644     $ 34,175   $ 71,104    $ 15,337
                                                ========     ========     ========   ========    ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A13

                                    SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------
PROFUND VP  PROFUND VP             PROFUND VP PROFUND VP                               PROFUND VP
 MID-CAP     MID-CAP   PROFUND VP  SMALL-CAP  SMALL-CAP      PROFUND VP     PROFUND VP LARGE-CAP
  GROWTH      VALUE    REAL ESTATE   GROWTH     VALUE    TELECOMMUNICATIONS UTILITIES    GROWTH
----------  ---------- ----------- ---------- ---------- ------------------ ---------- ----------
 $ 41,681    $29,902    $154,667    $ 54,853   $15,295        $101,798       $114,645   $102,950
 --------    -------    --------    --------   -------        --------       --------   --------
 $ 41,681    $29,902    $154,667    $ 54,853   $15,295        $101,798       $114,645   $102,950
 ========    =======    ========    ========   =======        ========       ========   ========

 $ 41,681    $29,902    $154,667    $ 54,853   $15,295        $101,798       $114,645   $102,950
 --------    -------    --------    --------   -------        --------       --------   --------
 $ 41,681    $29,902    $154,667    $ 54,853   $15,295        $101,798       $114,645   $102,950
 ========    =======    ========    ========   =======        ========       ========   ========

    2,670      1,965      12,500       3,393       975           9,211          8,812      6,647
 ========    =======    ========    ========   =======        ========       ========   ========

      865        710       2,462       1,465       361          11,948          2,639      1,799
 $  48.21    $ 42.11    $  62.83    $  37.45   $ 42.32        $   8.52       $  43.44   $  57.23
 $ 30,483    $16,693    $109,560    $ 51,882   $ 9,028        $ 90,954       $ 80,552   $ 91,998

                                    SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------
PROFUND VP  PROFUND VP             PROFUND VP PROFUND VP                               PROFUND VP
 MID-CAP     MID-CAP   PROFUND VP  SMALL-CAP  SMALL-CAP      PROFUND VP     PROFUND VP LARGE-CAP
  GROWTH      VALUE    REAL ESTATE   GROWTH     VALUE    TELECOMMUNICATIONS UTILITIES    GROWTH
----------  ---------- ----------- ---------- ---------- ------------------ ---------- ----------
01/01/2014  01/01/2014 01/01/2014  01/01/2014 01/01/2014     01/01/2014     01/01/2014 01/01/2014
    TO          TO         TO          TO         TO             TO             TO         TO
12/31/2014  12/31/2014 12/31/2014  12/31/2014 12/31/2014     12/31/2014     12/31/2014 12/31/2014
----------  ---------- ----------- ---------- ---------- ------------------ ---------- ----------

 $      -    $    45    $  2,280    $      -   $     -        $  5,594       $  2,412   $     51
 --------    -------    --------    --------   -------        --------       --------   --------



      901        553       2,248       1,147       224           1,888          2,162        670
 --------    -------    --------    --------   -------        --------       --------   --------

     (901)      (508)         32      (1,147)     (224)          3,706            250       (619)
 --------    -------    --------    --------   -------        --------       --------   --------

    5,614          -           -      12,406       619               -              -          -
   12,667     11,361       6,104       1,318     1,210          10,150         20,066      6,240
  (17,299)    (7,827)     25,347     (12,779)     (405)        (14,501)         8,422     (1,975)
 --------    -------    --------    --------   -------        --------       --------   --------

      982      3,534      31,451         945     1,424          (4,351)        28,488      4,265
 --------    -------    --------    --------   -------        --------       --------   --------

 $     81    $ 3,026    $ 31,483    $   (202)  $ 1,200        $   (645)      $ 28,738   $  3,646
 ========    =======    ========    ========   =======        ========       ========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A14

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2014

                                                                          SUBACCOUNTS
                                               -----------------------------------------------------------------
                                                                             AST
                                                                            BOSTON        AST
                                                                           PARTNERS     JENNISON
                                               PROFUND VP                 LARGE-CAP    LARGE-CAP
                                               LARGE-CAP     AST BOND       VALUE        GROWTH       AST BOND
                                                 VALUE    PORTFOLIO 2020  PORTFOLIO    PORTFOLIO   PORTFOLIO 2017
                                               ---------- -------------- -----------  -----------  --------------
ASSETS
  Investment in the portfolios, at fair value.  $40,208     $3,445,666   $10,969,153  $16,896,818   $11,150,189
                                                -------     ----------   -----------  -----------   -----------
  Net Assets..................................  $40,208     $3,445,666   $10,969,153  $16,896,818   $11,150,189
                                                =======     ==========   ===========  ===========   ===========

NET ASSETS, representing:
  Accumulation units..........................  $40,208     $3,445,666   $10,969,153  $16,896,818   $11,150,189
                                                -------     ----------   -----------  -----------   -----------
                                                $40,208     $3,445,666   $10,969,153  $16,896,818   $11,150,189
                                                =======     ==========   ===========  ===========   ===========

  Units outstanding...........................    3,175        282,427       716,697      972,440       990,838
                                                =======     ==========   ===========  ===========   ===========

  Portfolio shares held.......................    1,042        526,056       600,720      805,761       923,794
  Portfolio net asset value per share.........  $ 38.58     $     6.55   $     18.26  $     20.97   $     12.07
  Investment in portfolio shares, at cost.....  $23,983     $3,337,463   $ 8,105,230  $12,248,017   $10,897,031

STATEMENTS OF OPERATIONS
For the year ended December 31, 2014
                                                                          SUBACCOUNTS
                                               -----------------------------------------------------------------
                                                                             AST
                                                                            BOSTON        AST
                                                                           PARTNERS     JENNISON
                                               PROFUND VP                 LARGE-CAP    LARGE-CAP
                                               LARGE-CAP     AST BOND       VALUE        GROWTH       AST BOND
                                                 VALUE    PORTFOLIO 2020  PORTFOLIO    PORTFOLIO   PORTFOLIO 2017
                                               ---------- -------------- -----------  -----------  --------------
                                               01/01/2014   01/01/2014    01/01/2014   01/01/2014    01/01/2014
                                                   TO           TO            TO           TO            TO
                                               12/31/2014   12/31/2014    12/31/2014   12/31/2014    12/31/2014
                                               ---------- -------------- -----------  -----------  --------------
INVESTMENT INCOME
  Dividend income.............................  $   322     $        -   $         -  $         -   $         -
                                                -------     ----------   -----------  -----------   -----------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration................      739         83,316       168,238      247,807       266,442
                                                -------     ----------   -----------  -----------   -----------

NET INVESTMENT INCOME (LOSS)..................     (417)       (83,316)     (168,238)    (247,807)     (266,442)
                                                -------     ----------   -----------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........        -              -             -            -             -
  Realized gain (loss) on shares redeemed.....   13,811         61,915       358,341      806,360       171,195
  Net change in unrealized gain (loss) on
   investments................................   (9,461)       179,486       643,128      628,344        20,683
                                                -------     ----------   -----------  -----------   -----------

NET GAIN (LOSS) ON INVESTMENTS................    4,350        241,401     1,001,469    1,434,704       191,878
                                                -------     ----------   -----------  -----------   -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $ 3,933     $  158,085   $   833,231  $ 1,186,897   $   (74,564)
                                                =======     ==========   ===========  ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A15

                                                  SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
                WELLS FARGO   WELLS FARGO
               ADVANTAGE VT  ADVANTAGE VT    WELLS FARGO                                                      WELLS FARGO
               INTERNATIONAL     OMEGA      ADVANTAGE VT                  AST QUANTITATIVE   AST BLACKROCK    ADVANTAGE VT
   AST BOND    EQUITY FUND - GROWTH FUND - SMALL CAP VALUE    AST BOND        MODELING     GLOBAL STRATEGIES  OPPORTUNITY
PORTFOLIO 2021    CLASS 1       CLASS 1    FUND - CLASS 1  PORTFOLIO 2022    PORTFOLIO         PORTFOLIO     FUND - CLASS 1
-------------- ------------- ------------- --------------- -------------- ---------------- ----------------- --------------
 $13,413,627      $41,592      $324,161        $62,353       $9,668,636      $5,511,312      $129,183,964       $179,356
 -----------      -------      --------        -------       ----------      ----------      ------------       --------
 $13,413,627      $41,592      $324,161        $62,353       $9,668,636      $5,511,312      $129,183,964       $179,356
 ===========      =======      ========        =======       ==========      ==========      ============       ========

 $13,413,627      $41,592      $324,161        $62,353       $9,668,636      $5,511,312      $129,183,964       $179,356
 -----------      -------      --------        -------       ----------      ----------      ------------       --------
 $13,413,627      $41,592      $324,161        $62,353       $9,668,636      $5,511,312      $129,183,964       $179,356
 ===========      =======      ========        =======       ==========      ==========      ============       ========

   1,065,565        2,755       106,291          4,413          815,317         470,626        11,411,274         10,496
 ===========      =======      ========        =======       ==========      ==========      ============       ========

     956,749        8,454        11,758          5,592          750,671         415,321        10,765,330          6,223
 $     14.02      $  4.92      $  27.57        $ 11.15       $    12.88      $    13.27      $      12.00       $  28.82
 $12,903,184      $40,312      $253,275        $41,658       $9,226,449      $5,324,032      $110,643,236       $103,345

                                                  SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
                WELLS FARGO   WELLS FARGO
               ADVANTAGE VT  ADVANTAGE VT    WELLS FARGO                                                      WELLS FARGO
               INTERNATIONAL     OMEGA      ADVANTAGE VT                  AST QUANTITATIVE   AST BLACKROCK    ADVANTAGE VT
   AST BOND    EQUITY FUND - GROWTH FUND - SMALL CAP VALUE    AST BOND        MODELING     GLOBAL STRATEGIES  OPPORTUNITY
PORTFOLIO 2021    CLASS 1       CLASS 1    FUND - CLASS 1  PORTFOLIO 2022    PORTFOLIO         PORTFOLIO     FUND - CLASS 1
-------------- ------------- ------------- --------------- -------------- ---------------- ----------------- --------------
  01/01/2014    01/01/2014    01/01/2014     01/01/2014      01/01/2014      01/01/2014       01/01/2014       01/01/2014
      TO            TO            TO             TO              TO              TO               TO               TO
  12/31/2014    12/31/2014    12/31/2014     12/31/2014      12/31/2014      12/31/2014       12/31/2014       12/31/2014
-------------- ------------- ------------- --------------- -------------- ---------------- ----------------- --------------
 $         -      $ 1,476      $      -        $   408       $        -      $        -      $          -       $    524
 -----------      -------      --------        -------       ----------      ----------      ------------       --------



     250,609          849         5,435          1,095          238,109          38,811         1,994,234          2,970
 -----------      -------      --------        -------       ----------      ----------      ------------       --------

    (250,609)         627        (5,435)          (687)        (238,109)        (38,811)       (1,994,234)        (2,446)
 -----------      -------      --------        -------       ----------      ----------      ------------       --------

           -        1,155        61,110              -                -               -                 -              -
     213,059          540         2,236          2,074          104,393          16,269         1,645,536          5,379

     561,324       (5,861)      (50,565)           600        1,074,534         159,423         4,198,572         12,031
 -----------      -------      --------        -------       ----------      ----------      ------------       --------
     774,383       (4,166)       12,781          2,674        1,178,927         175,692         5,844,108         17,410
 -----------      -------      --------        -------       ----------      ----------      ------------       --------

 $   523,774      $(3,539)     $  7,346        $ 1,987       $  940,818      $  136,881      $  3,849,874       $ 14,964
 ===========      =======      ========        =======       ==========      ==========      ============       ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A16

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2014

                                                                                 SUBACCOUNTS
                                               ------------------------------------------------------------------------------
                                                                                               AST FRANKLIN        AST NEW
                                               AST PRUDENTIAL AST NEUBERGER                 TEMPLETON FOUNDING DISCOVERY ASSET
                                                 CORE BOND     BERMAN CORE      AST BOND     FUNDS ALLOCATION    ALLOCATION
                                                 PORTFOLIO    BOND PORTFOLIO PORTFOLIO 2023     PORTFOLIO         PORTFOLIO
                                               -------------- -------------- -------------- ------------------ ---------------
ASSETS
  Investment in the portfolios, at fair value.  $10,900,762     $5,098,745    $14,972,825      $276,282,080      $49,993,488
                                                -----------     ----------    -----------      ------------      -----------
  Net Assets..................................  $10,900,762     $5,098,745    $14,972,825      $276,282,080      $49,993,488
                                                ===========     ==========    ===========      ============      ===========

NET ASSETS, representing:
  Accumulation units..........................  $10,900,762     $5,098,745    $14,972,825      $276,282,080      $49,993,488
                                                -----------     ----------    -----------      ------------      -----------
                                                $10,900,762     $5,098,745    $14,972,825      $276,282,080      $49,993,488
                                                ===========     ==========    ===========      ============      ===========

  Units outstanding...........................    1,019,821        497,230      1,492,799        20,694,303        4,049,840
                                                ===========     ==========    ===========      ============      ===========

  Portfolio shares held.......................      973,282        471,233      1,399,329        19,790,980        3,878,471
  Portfolio net asset value per share.........  $     11.20     $    10.82    $     10.70      $      13.96      $     12.89
  Investment in portfolio shares, at cost.....  $10,445,504     $4,910,349    $13,713,435      $215,313,144      $42,841,118

STATEMENTS OF OPERATIONS
For the year ended December 31, 2014
                                                                                 SUBACCOUNTS
                                               ------------------------------------------------------------------------------
                                                                                               AST FRANKLIN        AST NEW
                                               AST PRUDENTIAL AST NEUBERGER                 TEMPLETON FOUNDING DISCOVERY ASSET
                                                 CORE BOND     BERMAN CORE      AST BOND     FUNDS ALLOCATION    ALLOCATION
                                                 PORTFOLIO    BOND PORTFOLIO PORTFOLIO 2023     PORTFOLIO         PORTFOLIO
                                               -------------- -------------- -------------- ------------------ ---------------
                                                 01/01/2014     01/01/2014     01/01/2014       01/01/2014       01/01/2014
                                                     TO             TO             TO               TO               TO
                                                 12/31/2014     12/31/2014     12/31/2014       12/31/2014       12/31/2014
                                               -------------- -------------- -------------- ------------------ ---------------
INVESTMENT INCOME
  Dividend income.............................  $         -     $        -    $         -      $          -      $         -
                                                -----------     ----------    -----------      ------------      -----------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration................      128,765         93,820        506,229         4,645,370          724,089
                                                -----------     ----------    -----------      ------------      -----------

NET INVESTMENT INCOME (LOSS)..................     (128,765)       (93,820)      (506,229)       (4,645,370)        (724,089)
                                                -----------     ----------    -----------      ------------      -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........            -              -              -                 -                -
  Realized gain (loss) on shares redeemed.....       51,306         73,639        833,343         4,101,636          752,924
  Net change in unrealized gain (loss) on
   investments................................      460,266        213,948      2,263,054         4,829,715        1,462,200
                                                -----------     ----------    -----------      ------------      -----------

NET GAIN (LOSS) ON INVESTMENTS................      511,572        287,587      3,096,397         8,931,351        2,215,124
                                                -----------     ----------    -----------      ------------      -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $   382,807     $  193,767    $ 2,590,168      $  4,285,981      $ 1,491,035
                                                ===========     ==========    ===========      ============      ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A17

                                                SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
 AST WESTERN                                     AST AQR                        AST QMA         AST
ASSET EMERGING     AST MFS                       EMERGING    AST CLEARBRIDGE    EMERGING    MULTI-SECTOR  AST BLACKROCK
 MARKETS DEBT     LARGE-CAP       AST BOND    MARKETS EQUITY DIVIDEND GROWTH MARKETS EQUITY FIXED INCOME   ISHARES ETF
  PORTFOLIO    VALUE PORTFOLIO PORTFOLIO 2024   PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
-------------- --------------- -------------- -------------- --------------- -------------- ------------  -------------
   $233,811      $1,826,616      $9,468,395      $150,018      $5,341,869       $147,470    $354,013,766   $16,754,838
   --------      ----------      ----------      --------      ----------       --------    ------------   -----------
   $233,811      $1,826,616      $9,468,395      $150,018      $5,341,869       $147,470    $354,013,766   $16,754,838
   ========      ==========      ==========      ========      ==========       ========    ============   ===========

   $233,811      $1,826,616      $9,468,395      $150,018      $5,341,869       $147,470    $354,013,766   $16,754,838
   --------      ----------      ----------      --------      ----------       --------    ------------   -----------
   $233,811      $1,826,616      $9,468,395      $150,018      $5,341,869       $147,470    $354,013,766   $16,754,838
   ========      ==========      ==========      ========      ==========       ========    ============   ===========

     24,810         126,017         965,664        15,496         410,974         15,686      34,124,093     1,564,876
   ========      ==========      ==========      ========      ==========       ========    ============   ===========

     24,030         120,093         927,365        15,123         397,461         15,523      32,931,513     1,523,167
   $   9.73      $    15.21      $    10.21      $   9.92      $    13.44       $   9.50    $      10.75   $     11.00
   $244,174      $1,568,679      $8,867,278      $156,000      $4,787,525       $157,766    $333,149,697   $16,094,280

                                                SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
 AST WESTERN                                     AST AQR                        AST QMA         AST
ASSET EMERGING     AST MFS                       EMERGING    AST CLEARBRIDGE    EMERGING    MULTI-SECTOR  AST BLACKROCK
 MARKETS DEBT     LARGE-CAP       AST BOND    MARKETS EQUITY DIVIDEND GROWTH MARKETS EQUITY FIXED INCOME   ISHARES ETF
  PORTFOLIO    VALUE PORTFOLIO PORTFOLIO 2024   PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
-------------- --------------- -------------- -------------- --------------- -------------- ------------  -------------
  01/01/2014     01/01/2014      01/01/2014     01/01/2014     01/01/2014      01/01/2014    01/01/2014    01/01/2014
      TO             TO              TO             TO             TO              TO            TO            TO
  12/31/2014     12/31/2014      12/31/2014     12/31/2014     12/31/2014      12/31/2014    12/31/2014    12/31/2014
-------------- --------------- -------------- -------------- --------------- -------------- ------------  -------------

   $      -      $        -      $        -      $      -      $        -       $      -    $          -   $         -
   --------      ----------      ----------      --------      ----------       --------    ------------   -----------

      1,942          26,531         149,320         1,408          53,959            470       4,316,992       202,628
   --------      ----------      ----------      --------      ----------       --------    ------------   -----------

     (1,942)        (26,531)       (149,320)       (1,408)        (53,959)          (470)     (4,316,992)     (202,628)
   --------      ----------      ----------      --------      ----------       --------    ------------   -----------

          -               -               -             -               -              -               -             -
       (497)         53,992         230,527           130          34,260         (1,862)         15,388        55,943
     (2,659)        115,503         869,375        (6,447)        409,081        (10,908)     20,119,763       325,129
   --------      ----------      ----------      --------      ----------       --------    ------------   -----------
     (3,156)        169,495       1,099,902        (6,317)        443,341        (12,770)     20,135,151       381,072
   --------      ----------      ----------      --------      ----------       --------    ------------   -----------

   $ (5,098)     $  142,964      $  950,582      $ (7,725)     $  389,382       $(13,240)   $ 15,818,159   $   178,444
   ========      ==========      ==========      ========      ==========       ========    ============   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A18

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2014

                                                                           SUBACCOUNTS
                                               -------------------------------------------------------------------

                                                  AST FRANKLIN          AST
                                               TEMPLETON FOUNDING DEFENSIVE ASSET  AST AQR    AST QMA    AST BOND
                                                   FUNDS PLUS       ALLOCATION    LARGE-CAP  LARGE-CAP   PORTFOLIO
                                                   PORTFOLIO         PORTFOLIO    PORTFOLIO  PORTFOLIO     2025
                                               ------------------ --------------- ---------- ---------- -----------
ASSETS
  Investment in the portfolios, at fair value.    $53,045,531       $19,831,050    $456,341   $169,840  $3,245,647
                                                  -----------       -----------    --------   --------  ----------
  Net Assets..................................    $53,045,531       $19,831,050    $456,341   $169,840  $3,245,647
                                                  ===========       ===========    ========   ========  ==========

NET ASSETS, representing:
  Accumulation units..........................    $53,045,531       $19,831,050    $456,341   $169,840  $3,245,647
                                                  -----------       -----------    --------   --------  ----------
                                                  $53,045,531       $19,831,050    $456,341   $169,840  $3,245,647
                                                  ===========       ===========    ========   ========  ==========

  Units outstanding...........................      4,855,700         1,980,227      35,106     13,115     287,561
                                                  ===========       ===========    ========   ========  ==========

  Portfolio shares held.......................      4,727,766         1,923,477      34,260     12,479     281,985
  Portfolio net asset value per share.........    $     11.22       $     10.31    $  13.32   $  13.61  $    11.51
  Investment in portfolio shares, at cost.....    $51,564,711       $19,206,328    $417,090   $164,943  $3,132,821

STATEMENTS OF OPERATIONS
For the year ended December 31, 2014
                                                                           SUBACCOUNTS
                                               -------------------------------------------------------------------

                                                  AST FRANKLIN          AST
                                               TEMPLETON FOUNDING DEFENSIVE ASSET  AST AQR    AST QMA    AST BOND
                                                   FUNDS PLUS       ALLOCATION    LARGE-CAP  LARGE-CAP   PORTFOLIO
                                                   PORTFOLIO         PORTFOLIO    PORTFOLIO  PORTFOLIO     2025
                                               ------------------ --------------- ---------- ---------- -----------
                                                   01/01/2014       01/01/2014    01/01/2014 01/01/2014 01/02/2014*
                                                       TO               TO            TO         TO         TO
                                                   12/31/2014       12/31/2014    12/31/2014 12/31/2014 12/31/2014
                                               ------------------ --------------- ---------- ---------- -----------
INVESTMENT INCOME
  Dividend income.............................    $         -       $         -    $      -   $      -  $        -
                                                  -----------       -----------    --------   --------  ----------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration................        634,374           258,440       3,354        406      15,830
                                                  -----------       -----------    --------   --------  ----------

NET INVESTMENT INCOME (LOSS)..................       (634,374)         (258,440)     (3,354)      (406)    (15,830)
                                                  -----------       -----------    --------   --------  ----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........              -                 -           -          -           -
  Realized gain (loss) on shares redeemed.....        176,721           172,383      33,045        738      10,163
  Net change in unrealized gain (loss) on
   investments................................        231,544           500,699       7,396      4,453     112,826
                                                  -----------       -----------    --------   --------  ----------

NET GAIN (LOSS) ON INVESTMENTS................        408,265           673,082      40,441      5,191     122,989
                                                  -----------       -----------    --------   --------  ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................    $  (226,109)      $   414,642    $ 37,087   $  4,785  $  107,159
                                                  ===========       ===========    ========   ========  ==========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A19

                                             SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------
               AST GOLDMAN                         AST           AST
 AST T. ROWE   SACHS GLOBAL    AST T. ROWE      PRUDENTIAL    BLACKROCK    AST FRANKLIN       AST
PRICE GROWTH      GROWTH    PRICE DIVERSIFIED    FLEXIBLE    MULTI-ASSET   TEMPLETON K2     MANAGED   AST MANAGED
OPPORTUNITIES   ALLOCATION     REAL GROWTH    MULTI-STRATEGY   INCOME    GLOBAL ABSOLUTE    EQUITY    FIXED-INCOME
  PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO  RETURN PORTFOLIO  PORTFOLIO   PORTFOLIO
-------------  ------------ ----------------- -------------- ----------- ---------------- ----------- ------------
 $18,044,360     $837,233      $1,648,732       $1,100,587   $  994,822      $430,338      $274,333    $1,229,842
 -----------     --------      ----------       ----------   ----------      --------      --------    ----------
 $18,044,360     $837,233      $1,648,732       $1,100,587   $  994,822      $430,338      $274,333    $1,229,842
 ===========     ========      ==========       ==========   ==========      ========      ========    ==========

 $18,044,360     $837,233      $1,648,732       $1,100,587   $  994,822      $430,338      $274,333    $1,229,842
 -----------     --------      ----------       ----------   ----------      --------      --------    ----------
 $18,044,360     $837,233      $1,648,732       $1,100,587   $  994,822      $430,338      $274,333    $1,229,842
 ===========     ========      ==========       ==========   ==========      ========      ========    ==========

   1,715,238       81,722         159,215          104,370       99,829        44,405        26,658       122,711
 ===========     ========      ==========       ==========   ==========      ========      ========    ==========

   1,691,130       81,364         158,532          103,927       99,383        44,228        26,557       122,129
 $     10.67     $  10.29      $    10.40       $    10.59   $    10.01      $   9.73      $  10.33    $    10.07
 $17,615,622     $836,743      $1,628,959       $1,077,625   $1,004,300      $437,879      $275,586    $1,238,262

                                             SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------
               AST GOLDMAN                         AST           AST
 AST T. ROWE   SACHS GLOBAL    AST T. ROWE      PRUDENTIAL    BLACKROCK    AST FRANKLIN       AST
PRICE GROWTH      GROWTH    PRICE DIVERSIFIED    FLEXIBLE    MULTI-ASSET   TEMPLETON K2     MANAGED   AST MANAGED
OPPORTUNITIES   ALLOCATION     REAL GROWTH    MULTI-STRATEGY   INCOME    GLOBAL ABSOLUTE    EQUITY    FIXED-INCOME
  PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO  RETURN PORTFOLIO  PORTFOLIO   PORTFOLIO
-------------  ------------ ----------------- -------------- ----------- ---------------- ----------- ------------
 02/10/2014*   04/28/2014*     04/28/2014*     04/28/2014*   04/28/2014*   04/28/2014*    04/28/2014* 04/28/2014*
     TO             TO             TO               TO           TO             TO            TO           TO
 12/31/2014     12/31/2014     12/31/2014       12/31/2014   12/31/2014     12/31/2014    12/31/2014   12/31/2014
-------------  ------------ ----------------- -------------- ----------- ---------------- ----------- ------------
 $         -     $      -      $        -       $        -   $        -      $      -      $      -    $        -
 -----------     --------      ----------       ----------   ----------      --------      --------    ----------

     119,309        1,607           2,332            2,160        1,902           728           324         2,928
 -----------     --------      ----------       ----------   ----------      --------      --------    ----------

    (119,309)      (1,607)         (2,332)          (2,160)      (1,902)         (728)         (324)       (2,928)
 -----------     --------      ----------       ----------   ----------      --------      --------    ----------

           -            -               -                -            -             -             -             -
         237         (160)            136              212         (370)         (245)          648          (189)
     428,738          490          19,773           22,962       (9,478)       (7,541)       (1,253)       (8,420)
 -----------     --------      ----------       ----------   ----------      --------      --------    ----------

     428,975          330          19,909           23,174       (9,848)       (7,786)         (605)       (8,609)
 -----------     --------      ----------       ----------   ----------      --------      --------    ----------

 $   309,666     $ (1,277)     $   17,577       $   21,014   $  (11,750)     $ (8,514)     $   (929)   $  (11,537)
 ===========     ========      ==========       ==========   ==========      ========      ========    ==========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A20

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2014

                                                                           SUBACCOUNTS
                                               ------------------------------------------------------------------
                                                     AST             AST             AST               AST
                                                 FQ ABSOLUTE   JENNISON GLOBAL  GOLDMAN SACHS       LEGG MASON
                                               RETURN CURRENCY INFRASTRUCTURE  STRATEGIC INCOME DIVERSIFIED GROWTH
                                                  PORTFOLIO       PORTFOLIO       PORTFOLIO         PORTFOLIO
                                               --------------- --------------- ---------------- ------------------
ASSETS
  Investment in the portfolios, at fair value.     $39,807         $68,042         $91,018           $48,797
                                                   -------         -------         -------           -------
  Net Assets..................................     $39,807         $68,042         $91,018           $48,797
                                                   =======         =======         =======           =======

NET ASSETS, representing:
  Accumulation units..........................     $39,807         $68,042         $91,018           $48,797
                                                   -------         -------         -------           -------
                                                   $39,807         $68,042         $91,018           $48,797
                                                   =======         =======         =======           =======

  Units outstanding...........................       4,101           6,537           9,355             4,907
                                                   =======         =======         =======           =======

  Portfolio shares held.......................       4,083           6,511           9,316             4,899
  Portfolio net asset value per share.........     $  9.75         $ 10.45         $  9.77           $  9.96
  Investment in portfolio shares, at cost.....     $42,872         $69,444         $92,376           $48,944

STATEMENTS OF OPERATIONS
For the year ended December 31, 2014
                                                                           SUBACCOUNTS
                                               ------------------------------------------------------------------
                                                     AST             AST             AST               AST
                                                 FQ ABSOLUTE   JENNISON GLOBAL  GOLDMAN SACHS       LEGG MASON
                                               RETURN CURRENCY INFRASTRUCTURE  STRATEGIC INCOME DIVERSIFIED GROWTH
                                                  PORTFOLIO       PORTFOLIO       PORTFOLIO         PORTFOLIO
                                               --------------- --------------- ---------------- ------------------
                                                 04/28/2014*     04/28/2014*     04/28/2014*       11/24/2014*
                                                     TO              TO               TO                TO
                                                 12/31/2014      12/31/2014       12/31/2014        12/31/2014
                                               --------------- --------------- ---------------- ------------------
INVESTMENT INCOME
  Dividend income.............................     $     -         $     -         $     -           $     -
                                                   -------         -------         -------           -------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration................          62             107             140                13
                                                   -------         -------         -------           -------

NET INVESTMENT INCOME (LOSS)..................         (62)           (107)           (140)              (13)
                                                   -------         -------         -------           -------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........           -               -               -                 -
  Realized gain (loss) on shares redeemed.....         (45)           (555)            (15)                -
  Net change in unrealized gain (loss) on
   investments................................      (3,065)         (1,402)         (1,358)             (147)
                                                   -------         -------         -------           -------

NET GAIN (LOSS) ON INVESTMENTS................      (3,110)         (1,957)         (1,373)             (147)
                                                   -------         -------         -------           -------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................     $(3,172)        $(2,064)        $(1,513)          $  (160)
                                                   =======         =======         =======           =======

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A21

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                      A22

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                          SUBACCOUNTS
                                         ------------------------------------------------------------------------------
                                          PRUDENTIAL MONEY MARKET  PRUDENTIAL DIVERSIFIED BOND     PRUDENTIAL EQUITY
                                                 PORTFOLIO                 PORTFOLIO                   PORTFOLIO
                                         ------------------------  --------------------------  ------------------------
                                          01/01/2014   01/01/2013   01/01/2014    01/01/2013    01/01/2014   01/01/2013
                                              TO           TO           TO            TO            TO           TO
                                          12/31/2014   12/31/2013   12/31/2014    12/31/2013    12/31/2014   12/31/2013
                                         -----------  -----------  -----------   -----------   -----------  -----------
OPERATIONS
  Net investment income (loss).......... $  (168,407) $  (208,094) $   (61,739)  $   616,036   $  (314,850) $  (308,180)
  Capital gains distributions
   received.............................           -            -            -       678,509             -            -
  Realized gain (loss) on shares
   redeemed.............................           -            -       69,665        91,016       850,665      577,503
  Net change in unrealized gain (loss)
   on investments.......................           -            -    1,219,352    (1,892,458)      797,472    5,696,969
                                         -----------  -----------  -----------   -----------   -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................    (168,407)    (208,094)   1,227,278      (506,897)    1,333,287    5,966,292
                                         -----------  -----------  -----------   -----------   -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........     266,150      410,663       43,358       114,656       106,531       60,701
  Annuity Payments......................     (68,410)     (50,713)     (79,853)     (273,336)      (54,015)    (618,851)
  Surrenders, withdrawals and death
   benefits.............................  (3,506,690)  (2,916,653)  (2,555,978)   (2,502,394)   (2,345,805)  (2,039,218)
  Net transfers between other
   subaccounts or fixed rate
   option...............................     697,670    1,577,941      242,340       279,487      (346,783)    (799,631)
  Other charges.........................      (8,130)      (9,561)      (7,275)       (8,609)      (13,589)     (15,587)
                                         -----------  -----------  -----------   -----------   -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................  (2,619,410)    (988,323)  (2,357,408)   (2,390,196)   (2,653,661)  (3,412,586)
                                         -----------  -----------  -----------   -----------   -----------  -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................  (2,787,817)  (1,196,417)  (1,130,130)   (2,897,093)   (1,320,374)   2,553,706

NET ASSETS
  Beginning of period...................  14,204,330   15,400,747   22,652,606    25,549,699    22,928,791   20,375,085
                                         -----------  -----------  -----------   -----------   -----------  -----------
  End of period......................... $11,416,513  $14,204,330  $21,522,476   $22,652,606   $21,608,417  $22,928,791
                                         ===========  ===========  ===========   ===========   ===========  ===========

  Beginning units.......................  11,766,880   12,368,609    9,448,011    10,432,889     8,359,496    9,808,349
  Units issued..........................   2,204,667    3,662,696      288,197       518,837        97,053      221,314
  Units redeemed........................  (4,541,337)  (4,264,425)  (1,245,374)   (1,503,715)   (1,042,664)  (1,670,167)
                                         -----------  -----------  -----------   -----------   -----------  -----------
  Ending units..........................   9,430,210   11,766,880    8,490,834     9,448,011     7,413,885    8,359,496
                                         ===========  ===========  ===========   ===========   ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A23

                                       SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------
    PRUDENTIAL VALUE          PRUDENTIAL HIGH YIELD BOND  PRUDENTIAL STOCK INDEX      PRUDENTIAL GLOBAL
        PORTFOLIO                     PORTFOLIO                  PORTFOLIO                PORTFOLIO
------------------------      ------------------------   ------------------------  ----------------------
 01/01/2014     01/01/2013     01/01/2014    01/01/2013   01/01/2014   01/01/2013  01/01/2014  01/01/2013
     TO             TO             TO            TO           TO           TO          TO          TO
 12/31/2014     12/31/2013     12/31/2014    12/31/2013   12/31/2014   12/31/2013  12/31/2014  12/31/2013
-----------    -----------    -----------   -----------  -----------  -----------  ----------  ----------
$  (453,883)   $  (446,986)   $   896,657   $ 1,026,486  $   410,582  $  (354,273) $  (84,065) $  (85,768)
          -              -              -             -    1,126,200            -           -           -
    930,893        684,335          4,303        26,504    1,257,261    1,058,361     253,365     105,848
  2,060,846      7,995,831       (627,477)      113,048       21,459    5,763,442     (65,087)  1,335,550
-----------    -----------    -----------   -----------  -----------  -----------  ----------  ----------



  2,537,856      8,233,180        273,483     1,166,038    2,815,502    6,467,530     104,213   1,355,630
-----------    -----------    -----------   -----------  -----------  -----------  ----------  ----------

     80,125        289,308        183,116       379,835       79,754      203,781       8,847      25,982
   (229,038)    (1,045,118)       (45,871)     (185,256)    (186,234)    (708,046)   (129,693)     (5,637)
 (2,576,420)    (3,477,690)    (2,549,199)   (2,436,465)  (2,700,687)  (2,677,066)   (729,790)   (558,080)
   (542,542)    (1,056,901)        60,300       295,649     (328,584)    (736,756)    (33,004)    (70,876)
    (31,358)       (36,406)       (21,574)      (23,289)     (18,970)     (24,457)     (4,601)     (5,645)
-----------    -----------    -----------   -----------  -----------  -----------  ----------  ----------

 (3,299,233)    (5,326,807)    (2,373,228)   (1,969,526)  (3,154,721)  (3,942,544)   (888,241)   (614,256)
-----------    -----------    -----------   -----------  -----------  -----------  ----------  ----------

   (761,377)     2,906,373     (2,099,745)     (803,488)    (339,219)   2,524,986    (784,028)    741,374
 31,308,155     28,401,782     20,420,658    21,224,146   26,062,075   23,537,089   6,316,452   5,575,078
-----------    -----------    -----------   -----------  -----------  -----------  ----------  ----------
$30,546,778    $31,308,155    $18,320,913   $20,420,658  $25,722,856  $26,062,075  $5,532,424  $6,316,452
===========    ===========    ===========   ===========  ===========  ===========  ==========  ==========

 10,703,453     12,843,377      5,209,281     5,736,847   10,276,280   12,163,692   2,833,505   3,127,004
    148,063        441,790        181,861       312,207      362,531      813,708      52,003      62,022
 (1,208,411)    (2,581,714)      (805,755)     (839,773)  (1,545,190)  (2,701,120)   (434,199)   (355,521)
-----------    -----------    -----------   -----------  -----------  -----------  ----------  ----------
  9,643,105     10,703,453      4,585,387     5,209,281    9,093,621   10,276,280   2,451,309   2,833,505
===========    ===========    ===========   ===========  ===========  ===========  ==========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A24

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                        SUBACCOUNTS
                                         ---------------------------------------------------------------------------
                                                                         PRUDENTIAL                T. ROWE PRICE
                                            PRUDENTIAL JENNISON    SMALL CAPITALIZATION STOCK   INTERNATIONAL STOCK
                                                 PORTFOLIO                PORTFOLIO                  PORTFOLIO
                                         ------------------------  -------------------------  ----------------------
                                          01/01/2014   01/01/2013  01/01/2014    01/01/2013   01/01/2014  01/01/2013
                                              TO           TO          TO            TO           TO          TO
                                          12/31/2014   12/31/2013  12/31/2014    12/31/2013   12/31/2014  12/31/2013
                                         -----------  -----------  ----------    ----------   ----------  ----------
OPERATIONS
  Net investment income (loss).......... $  (391,300) $  (366,288) $  (67,961)   $  (69,741)  $   (7,458) $  (10,441)
  Capital gains distributions
   received.............................           -            -           -             -       10,747           -
  Realized gain (loss) on shares
   redeemed.............................   1,739,951    1,030,399     332,839       279,637       32,846      14,533
  Net change in unrealized gain (loss)
   on investments.......................     847,811    7,252,782     (96,754)    1,436,294      (83,258)    225,814
                                         -----------  -----------   ----------   ----------   ----------  ----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................   2,196,462    7,916,893     168,124     1,646,190      (47,123)    229,906
                                         -----------  -----------   ----------   ----------   ----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........      36,941       88,894      11,035        11,121            -         367
  Annuity Payments......................     (81,839)     (84,465)    (38,219)      (10,601)      (5,202)          -
  Surrenders, withdrawals and death
   benefits.............................  (3,288,975)  (2,610,107)   (526,909)     (707,194)    (130,050)   (146,811)
  Net transfers between other
   subaccounts or fixed rate
   option...............................    (413,542)    (420,659)   (253,769)          970       (4,075)    117,959
  Other charges.........................     (20,280)     (21,051)     (1,735)       (1,926)        (484)       (548)
                                         -----------  -----------   ----------   ----------   ----------  ----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................  (3,767,695)  (3,047,388)   (809,597)     (707,630)    (139,811)    (29,033)
                                         -----------  -----------   ----------   ----------   ----------  ----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................  (1,571,233)   4,869,505    (641,473)      938,560     (186,934)    200,873

NET ASSETS
  Beginning of period...................  28,557,779   23,688,274   5,373,792     4,435,232    2,038,608   1,837,735
                                         -----------  -----------   ----------   ----------   ----------  ----------
  End of period......................... $26,986,546  $28,557,779  $4,732,319    $5,373,792   $1,851,674  $2,038,608
                                         ===========  ===========   ==========   ==========   ==========  ==========

  Beginning units.......................  10,176,462   11,490,600   1,262,743     1,447,624    1,222,472   1,239,510
  Units issued..........................     118,184      253,267      28,300       111,167       34,892      90,159
  Units redeemed........................  (1,392,930)  (1,567,405)   (222,305)     (296,048)    (117,297)   (107,197)
                                         -----------  -----------   ----------   ----------   ----------  ----------
  Ending units..........................   8,901,716   10,176,462   1,068,738     1,262,743    1,140,067   1,222,472
                                         ===========  ===========   ==========   ==========   ==========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A25

                                      SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------
                                                         JANUS ASPEN JANUS        JANUS ASPEN OVERSEAS
T. ROWE PRICE EQUITY INCOME INVESCO V.I. CORE EQUITY  PORTFOLIO - INSTITUTIONAL PORTFOLIO - INSTITUTIONAL
PORTFOLIO - INVESTOR CLASS       FUND - SERIES I              SHARES                     SHARES
--------------------------  ------------------------  ------------------------  ------------------------
01/01/2014    01/01/2013     01/01/2014   01/01/2013  01/01/2014   01/01/2013    01/01/2014   01/01/2013
    TO            TO             TO           TO          TO           TO            TO           TO
12/31/2014    12/31/2013     12/31/2014   12/31/2013  12/31/2014   12/31/2013    12/31/2014   12/31/2013
----------    ----------    -----------  -----------  ----------   ----------   -----------  -----------
$   25,248    $   10,335    $   (56,269) $      (457) $  (56,226)  $  (33,143)  $   339,601  $   145,646

         -             -         47,629            -     392,255            -       536,899            -

   279,040       194,438        488,028      405,745     197,601      113,667       163,771      248,842

   117,710     1,541,575        179,257    1,971,625      52,854    1,261,164    (2,026,972)     640,322
 ----------    ----------   -----------  -----------  ----------   ----------   -----------  -----------



   421,998     1,746,348        658,645    2,376,913     586,484    1,341,688      (986,701)   1,034,810
 ----------    ----------   -----------  -----------  ----------   ----------   -----------  -----------

     2,789         6,634         18,630           90      17,176            -         2,817       12,871
         -             -        (49,518)      (1,375)     (6,291)           -       (95,271)     (11,075)
  (674,102)     (597,082)      (986,769)  (1,047,871)   (651,555)    (482,211)     (846,455)  (1,086,454)
   (88,268)        7,272       (104,803)     (70,656)     39,291     (264,907)      (87,672)    (115,982)
    (2,103)       (2,473)        (3,621)      (4,169)     (2,270)      (2,630)       (2,797)      (3,362)
 ----------    ----------   -----------  -----------  ----------   ----------   -----------  -----------

  (761,684)     (585,649)    (1,126,081)  (1,123,981)   (603,649)    (749,748)   (1,029,378)  (1,204,002)
 ----------    ----------   -----------  -----------  ----------   ----------   -----------  -----------

  (339,686)    1,160,699       (467,436)   1,252,932     (17,165)     591,940    (2,016,079)    (169,192)

 7,605,565     6,444,866     10,327,630    9,074,698   5,677,300    5,085,360     8,387,039    8,556,231
 ----------    ----------   -----------  -----------  ----------   ----------   -----------  -----------
$7,265,879    $7,605,565    $ 9,860,194  $10,327,630  $5,660,135   $5,677,300   $ 6,370,960  $ 8,387,039
 ==========    ==========   ===========  ===========  ==========   ==========   ===========  ===========

 2,490,388     2,698,038      4,046,112    4,530,883   2,491,991    2,872,755     2,205,642    2,538,273
    23,612        67,642         19,930       97,867      83,688       39,070        61,350       82,573
  (274,447)     (275,292)      (443,445)    (582,638)   (345,847)    (419,834)     (335,653)    (415,204)
 ----------    ----------   -----------  -----------  ----------   ----------   -----------  -----------
 2,239,553     2,490,388      3,622,597    4,046,112   2,229,832    2,491,991     1,931,339    2,205,642
 ==========    ==========   ===========  ===========  ==========   ==========   ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A26

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                       SUBACCOUNTS
                                         ----------------------------------------------------------------------

                                         MFS(R) RESEARCH SERIES - MFS(R) GROWTH SERIES -            VP
                                              INITIAL CLASS            INITIAL CLASS       VALUE FUND - CLASS I
                                         ----------------------   ----------------------  ----------------------
                                         01/01/2014   01/01/2013  01/01/2014  01/01/2013  01/01/2014  01/01/2013
                                             TO           TO          TO          TO          TO          TO
                                         12/31/2014   12/31/2013  12/31/2014  12/31/2013  12/31/2014  12/31/2013
                                         ----------   ----------  ----------  ----------  ----------  ----------
OPERATIONS
  Net investment income (loss).......... $   (9,939)  $  (18,579) $  (87,664) $  (75,539) $    3,750  $    6,162
  Capital gains distributions
   received.............................    123,932        4,150     445,227      48,389           -           -
  Realized gain (loss) on shares
   redeemed.............................    132,220       88,943     418,055     311,670      99,502      78,519
  Net change in unrealized gain (loss)
   on investments.......................   (107,670)     382,948    (294,257)  1,679,985     179,191     576,005
                                         ----------   ----------  ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................    138,543      457,462     481,361   1,964,505     282,443     660,686
                                         ----------   ----------  ----------  ----------  ----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........        801        5,404       3,894       3,261         185         901
  Annuity Payments......................    (20,365)           -     (37,419)          -      (3,391)          -
  Surrenders, withdrawals and death
   benefits.............................   (152,985)    (172,978)   (838,627)   (758,758)   (293,052)   (438,010)
  Net transfers between other
   subaccounts or fixed rate
   option...............................   (135,279)     (66,508)    (41,971)     50,096     (33,155)     70,368
  Other charges.........................       (636)        (735)     (2,558)     (2,837)       (709)       (779)
                                         ----------   ----------  ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................   (308,464)    (234,817)   (916,681)   (708,238)   (330,122)   (367,520)
                                         ----------   ----------  ----------  ----------  ----------  ----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................   (169,921)     222,645    (435,320)  1,256,267     (47,679)    293,166

NET ASSETS
  Beginning of period...................  1,824,091    1,601,446   7,154,016   5,897,749   2,610,839   2,317,673
                                         ----------   ----------  ----------  ----------  ----------  ----------
  End of period......................... $1,654,170   $1,824,091  $6,718,696  $7,154,016  $2,563,160  $2,610,839
                                         ==========   ==========  ==========  ==========  ==========  ==========

  Beginning units.......................    743,917      852,060   2,769,025   3,081,086     903,877   1,041,468
  Units issued..........................      9,538       25,513      45,518     122,390      10,298      79,185
  Units redeemed........................   (132,695)    (133,656)   (393,707)   (434,451)   (118,811)   (216,776)
                                         ----------   ----------  ----------  ----------  ----------  ----------
  Ending units..........................    620,760      743,917   2,420,836   2,769,025     795,364     903,877
                                         ==========   ==========  ==========  ==========  ==========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A27

                                   SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP                                                        ALLIANCEBERNSTEIN
      GROWTH VIP          PRUDENTIAL JENNISON 20/20       DAVIS VALUE       VPS LARGE CAP GROWTH
    FUND - CLASS 2            FOCUS PORTFOLIO              PORTFOLIO         PORTFOLIO - CLASS B
----------------------    ------------------------  ----------------------  --------------------
01/01/2014    01/01/2013  01/01/2014   01/01/2013   01/01/2014  01/01/2013  01/01/2014 01/01/2013
    TO            TO          TO           TO           TO          TO          TO         TO
12/31/2014    12/31/2013  12/31/2014   12/31/2013   12/31/2014  12/31/2013  12/31/2014 12/31/2013
----------    ----------  ----------   ----------   ----------  ----------  ---------- ----------
$  (45,706)   $  (42,789) $  (58,350)  $  (58,510)  $  (10,564) $  (13,094)  $ (9,319) $  (7,812)
   636,756       198,565           -            -      436,178     156,532          -          -
    77,401        45,525     296,178      163,492       54,717      63,545     17,496     17,254
  (478,608)      745,862      (5,997)     930,064     (381,179)    413,009     69,462    162,443
----------    ----------  ----------   ----------   ----------  ----------   --------  ---------

   189,843       947,163     231,831    1,035,046       99,152     619,992     77,639    171,885
----------    ----------  ----------   ----------   ----------  ----------   --------  ---------

        11         4,238       3,621        7,781          660       1,488         26          -
         -        (5,908)    (14,434)     (28,174)      (8,054)          -          -          -
  (313,357)     (209,909)   (619,956)    (283,641)    (212,901)   (282,972)   (24,246)   (42,981)
  (112,097)        7,313     (70,661)    (295,992)     (42,559)   (143,174)   (21,852)    86,517
      (955)       (1,049)     (1,003)      (1,286)        (490)       (585)       (74)       (88)
----------    ----------  ----------   ----------   ----------  ----------   --------  ---------

  (426,398)     (205,315)   (702,433)    (601,312)    (263,344)   (425,243)   (46,146)    43,448
----------    ----------  ----------   ----------   ----------  ----------   --------  ---------

  (236,555)      741,848    (470,602)     433,734     (164,192)    194,749     31,493    215,333

 3,444,775     2,702,927   4,449,868    4,016,134    2,325,688   2,130,939    672,485    457,152
----------    ----------  ----------   ----------   ----------  ----------   --------  ---------
$3,208,220    $3,444,775  $3,979,266   $4,449,868   $2,161,496  $2,325,688   $703,978  $ 672,485
==========    ==========  ==========   ==========   ==========  ==========   ========  =========

 1,310,827     1,402,007   1,916,565    2,215,043    1,528,138   1,842,533    730,835    671,147
    10,160        63,237      30,979       22,545       12,568       5,947      3,245    200,576
  (168,376)     (154,417)   (325,173)    (321,023)    (182,861)   (320,342)   (52,657)  (140,888)
----------    ----------  ----------   ----------   ----------  ----------   --------  ---------
 1,152,611     1,310,827   1,622,371    1,916,565    1,357,845   1,528,138    681,423    730,835
==========    ==========  ==========   ==========   ==========  ==========   ========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A28

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                        SUBACCOUNTS
                                         ------------------------------------------------------------------------------------
                                          PRUDENTIAL SP SMALL CAP  JANUS ASPEN JANUS PORTFOLIO - PRUDENTIAL SP PRUDENTIAL U.S.
                                              VALUE PORTFOLIO         SERVICE SHARES             EMERGING GROWTH PORTFOLIO
                                         ------------------------  ----------------------------  ----------------------------
                                          01/01/2014   01/01/2013  01/01/2014     01/01/2013      01/01/2014     01/01/2013
                                              TO           TO          TO             TO              TO             TO
                                          12/31/2014   12/31/2013  12/31/2014     12/31/2013      12/31/2014     12/31/2013
                                         -----------  -----------  ----------     ----------      -----------    -----------
OPERATIONS
  Net investment income (loss).......... $  (155,060) $  (152,315)  $ (6,087)      $ (3,789)     $  (138,719)   $  (138,169)
  Capital gains distributions
   received.............................           -            -     32,654              -                -              -
  Realized gain (loss) on shares
   redeemed.............................     518,346      436,282     14,046         15,571          471,896        365,388
  Net change in unrealized gain (loss)
   on investments.......................     (50,413)   2,681,351      5,969         89,965          329,261      1,858,230
                                         -----------  -----------   --------       --------       -----------    -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................     312,873    2,965,318     46,582        101,747          662,438      2,085,449
                                         -----------  -----------   --------       --------       -----------    -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........      51,536       53,902      2,278          1,881           50,033         27,601
  Annuity Payments......................    (139,614)    (146,142)         -              -         (140,153)       (27,063)
  Surrenders, withdrawals and death
   benefits.............................    (988,350)  (1,916,653)   (19,424)       (30,552)        (869,216)      (977,919)
  Net transfers between other
   subaccounts or fixed rate
   option...............................    (149,956)    (296,312)   (12,380)       (10,206)        (180,522)      (283,571)
  Other charges.........................     (23,738)     (25,240)      (662)          (627)         (19,343)       (20,597)
                                         -----------  -----------   --------       --------       -----------    -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................  (1,250,122)  (1,610,012)   (30,188)       (39,504)      (1,159,201)    (1,281,549)
                                         -----------  -----------   --------       --------       -----------    -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................    (937,249)   1,355,306     16,394         62,243         (496,763)       803,900

NET ASSETS
  Beginning of period...................  10,544,560    9,189,254    451,482        389,239        9,282,709      8,478,809
                                         -----------  -----------   --------       --------       -----------    -----------
  End of period......................... $ 9,607,311  $10,544,560   $467,876       $451,482      $ 8,785,946    $ 9,282,709
                                         ===========  ===========   ========       ========       ===========    ===========

  Beginning units.......................   3,976,807    4,681,532    307,824        354,179        3,313,145      3,841,916
  Units issued..........................      67,493      135,945      2,649          3,023           40,855         67,670
  Units redeemed........................    (536,058)    (840,670)   (22,008)       (49,378)        (433,869)      (596,441)
                                         -----------  -----------   --------       --------       -----------    -----------
  Ending units..........................   3,508,242    3,976,807    288,465        307,824        2,920,131      3,313,145
                                         ===========  ===========   ========       ========       ===========    ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A29

                                       SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
PRUDENTIAL SP INTERNATIONAL PRUDENTIAL SP INTERNATIONAL     AST GOLDMAN SACHS      AST SCHRODERS MULTI-ASSET
   GROWTH PORTFOLIO             VALUE PORTFOLIO         LARGE-CAP VALUE PORTFOLIO WORLD STRATEGIES PORTFOLIO
--------------------------  --------------------------  ------------------------  --------------------------
01/01/2014    01/01/2013    01/01/2014    01/01/2013     01/01/2014   01/01/2013   01/01/2014    01/01/2013
    TO            TO            TO            TO             TO           TO           TO            TO
12/31/2014    12/31/2013    12/31/2014    12/31/2013     12/31/2014   12/31/2013   12/31/2014    12/31/2013
----------    ----------    ----------    ----------    -----------  -----------  ------------  ------------
$  (37,517)   $  (39,853)   $  (33,026)   $  (35,307)   $  (373,056) $  (298,048) $ (3,340,793) $ (3,090,696)
         -             -             -             -              -            -             -             -
    (2,613)      (55,714)       (7,335)      (83,348)     1,476,777      752,607     3,962,920     2,368,659
  (141,985)      496,220      (118,873)      495,159      1,385,666    4,512,689     2,000,082    22,209,455
 ----------    ----------    ----------    ----------   -----------  -----------  ------------  ------------

  (182,115)      400,653      (159,234)      376,504      2,489,387    4,967,248     2,622,209    21,487,418
 ----------    ----------    ----------    ----------   -----------  -----------  ------------  ------------

    31,588        13,537        19,676        10,016      1,259,887      768,760    11,219,470    18,827,704
    (3,606)      (40,496)       (3,996)            -              -            -       (49,222)            -
  (221,148)     (269,004)     (164,428)     (315,540)      (762,563)    (384,125)   (3,800,687)   (2,952,399)
    44,169      (165,455)       (4,022)     (218,152)     1,812,689    1,860,210   (10,888,338)    2,239,648
    (4,673)       (5,617)       (4,360)       (5,249)      (197,196)    (166,213)   (1,889,584)   (1,716,065)
 ----------    ----------    ----------    ----------   -----------  -----------  ------------  ------------

  (153,670)     (467,035)     (157,130)     (528,925)     2,112,817    2,078,632    (5,408,361)   16,398,888
 ----------    ----------    ----------    ----------   -----------  -----------  ------------  ------------

  (335,785)      (66,382)     (316,364)     (152,421)     4,602,204    7,045,880    (2,786,152)   37,886,306

 2,575,957     2,642,339     2,221,797     2,374,218     21,850,362   14,804,482   201,708,284   163,821,978
 ----------    ----------    ----------    ----------   -----------  -----------  ------------  ------------
$2,240,172    $2,575,957    $1,905,433    $2,221,797    $26,452,566  $21,850,362  $198,922,132  $201,708,284
 ==========    ==========    ==========    ==========   ===========  ===========  ============  ============

 1,570,179     1,850,761     1,220,191     1,533,494      1,473,551    1,312,699    15,988,008    14,548,632
    87,546        51,468        41,504        15,501        506,906      538,763     1,713,256     4,423,486
  (178,962)     (332,050)     (128,962)     (328,804)      (373,093)    (377,911)   (2,082,607)   (2,984,110)
 ----------    ----------    ----------    ----------   -----------  -----------  ------------  ------------
 1,478,763     1,570,179     1,132,733     1,220,191      1,607,364    1,473,551    15,618,657    15,988,008
 ==========    ==========    ==========    ==========   ===========  ===========  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A30

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                           SUBACCOUNTS
                                         ------------------------------------------------------------------------------
                                                                                                      AST HERNDON
                                            AST COHEN & STEERS      AST J.P. MORGAN STRATEGIC       LARGE-CAP VALUE
                                             REALTY PORTFOLIO        OPPORTUNITIES PORTFOLIO           PORTFOLIO
                                         ------------------------  --------------------------  ------------------------
                                          01/01/2014   01/01/2013   01/01/2014    01/01/2013    01/01/2014   01/01/2013
                                              TO           TO           TO            TO            TO           TO
                                          12/31/2014   12/31/2013   12/31/2014    12/31/2013    12/31/2014   12/31/2013
                                         -----------  -----------  ------------  ------------  -----------  -----------
OPERATIONS
  Net investment income (loss).......... $  (381,015) $  (342,470) $ (2,877,004) $ (2,658,596) $  (244,315) $  (260,391)
  Capital gains distributions
   received.............................           -            -             -             -            -            -
  Realized gain (loss) on shares
   redeemed.............................   1,142,152      613,831     2,717,403     2,191,097      766,718    1,168,103
  Net change in unrealized gain (loss)
   on investments.......................   4,908,656     (153,598)    6,653,390    14,665,102     (524,222)   3,377,850
                                         -----------  -----------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................   5,669,793      117,763     6,493,789    14,197,603       (1,819)   4,285,562
                                         -----------  -----------  ------------  ------------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........     611,906      712,080    10,610,268    23,352,800      362,364    1,055,537
  Annuity Payments......................           -            -             -       (16,040)           -            -
  Surrenders, withdrawals and death
   benefits.............................    (601,140)    (568,481)   (4,529,093)   (3,932,026)    (328,430)    (310,874)
  Net transfers between other
   subaccounts or fixed rate
   option...............................    (734,532)   1,241,766    (3,221,527)   (3,181,789)  (1,253,267)  (3,047,827)
  Other charges.........................    (194,746)    (169,366)   (1,568,188)   (1,401,635)    (129,837)    (138,810)
                                         -----------  -----------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................    (918,512)   1,215,999     1,291,460    14,821,310   (1,349,170)  (2,441,974)
                                         -----------  -----------  ------------  ------------  -----------  -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................   4,751,281    1,333,762     7,785,249    29,018,913   (1,350,989)   1,843,588

NET ASSETS
  Beginning of period...................  20,164,014   18,830,252   173,480,823   144,461,910   15,533,403   13,689,815
                                         -----------  -----------  ------------  ------------  -----------  -----------
  End of period......................... $24,915,295  $20,164,014  $181,266,072  $173,480,823  $14,182,414  $15,533,403
                                         ===========  ===========  ============  ============  ===========  ===========

  Beginning units.......................   1,426,594    1,350,938    13,920,320    12,551,418    1,020,592    1,193,778
  Units issued..........................     395,178      587,767     1,552,621     3,373,448      107,052      415,189
  Units redeemed........................    (447,284)    (512,111)   (1,364,793)   (2,004,546)    (193,565)    (588,375)
                                         -----------  -----------  ------------  ------------  -----------  -----------
  Ending units..........................   1,374,488    1,426,594    14,108,148    13,920,320      934,079    1,020,592
                                         ===========  ===========  ============  ============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A31

                                        SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------
                                  AST SMALL-CAP
     AST HIGH YIELD           GROWTH OPPORTUNITIES        AST MID-CAP VALUE        AST SMALL-CAP VALUE
        PORTFOLIO                   PORTFOLIO                 PORTFOLIO                 PORTFOLIO
------------------------    ------------------------  ------------------------  ------------------------
 01/01/2014   01/01/2013     01/01/2014   01/01/2013   01/01/2014   01/01/2013   01/01/2014   01/01/2013
     TO           TO             TO           TO           TO           TO           TO           TO
 12/31/2014   12/31/2013     12/31/2014   12/31/2013   12/31/2014   12/31/2013   12/31/2014   12/31/2013
-----------  -----------    -----------  -----------  -----------  -----------  -----------  -----------
$  (453,476) $  (392,804)   $  (328,084) $  (285,016) $  (218,612) $  (200,919) $  (210,684) $  (187,405)
          -            -              -            -            -            -            -            -
    491,402      352,138      1,263,627      862,235      974,694      618,787      708,479      692,151

    165,656    1,278,022       (274,811)   4,951,263      784,093    2,570,168     (108,578)   2,632,774
-----------  -----------    -----------  -----------  -----------  -----------  -----------  -----------

    203,582    1,237,356        660,732    5,528,482    1,540,175    2,988,036      389,217    3,137,520
-----------  -----------    -----------  -----------  -----------  -----------  -----------  -----------

  1,385,196      793,560        267,314      419,679      269,685      353,164      320,701      303,069
          -            -              -            -            -            -            -            -
   (906,992)    (742,055)      (415,249)    (337,523)    (546,290)    (357,980)    (464,018)    (439,915)
    503,166    3,136,203        592,305     (296,077)    (975,365)     271,570      257,470      348,593
   (223,899)    (195,845)      (173,989)    (153,634)    (103,766)     (97,589)     (95,563)     (85,801)
-----------  -----------    -----------  -----------  -----------  -----------  -----------  -----------

    757,471    2,991,863        270,381     (367,555)  (1,355,736)     169,165       18,590      125,946
-----------  -----------    -----------  -----------  -----------  -----------  -----------  -----------

    961,053    4,229,219        931,113    5,160,927      184,439    3,157,201      407,807    3,263,466

 25,819,728   21,590,509     19,714,825   14,553,898   12,997,424    9,840,223   12,107,097    8,843,631
-----------  -----------    -----------  -----------  -----------  -----------  -----------  -----------
$26,780,781  $25,819,728    $20,645,938  $19,714,825  $13,181,863  $12,997,424  $12,514,904  $12,107,097
===========  ===========    ===========  ===========  ===========  ===========  ===========  ===========

  1,970,933    1,737,157      1,194,383    1,223,055      796,298      778,074      737,739      726,993
    478,413      744,293        380,954      504,361      136,879      297,498      189,603      292,364
   (420,291)    (510,517)      (361,748)    (533,033)    (223,775)    (279,274)    (189,265)    (281,618)
-----------  -----------    -----------  -----------  -----------  -----------  -----------  -----------
  2,029,055    1,970,933      1,213,589    1,194,383      709,402      796,298      738,077      737,739
===========  ===========    ===========  ===========  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A32

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                          SUBACCOUNTS
                                         -----------------------------------------------------------------------------
                                             AST GOLDMAN SACHS
                                            CONCENTRATED GROWTH         AST GOLDMAN SACHS        AST LARGE-CAP VALUE
                                                 PORTFOLIO          MID-CAP GROWTH PORTFOLIO          PORTFOLIO
                                         -------------------------  ------------------------  ------------------------
                                          01/01/2014    01/01/2013   01/01/2014   01/01/2013   01/01/2014   01/01/2013
                                              TO            TO           TO           TO           TO           TO
                                         02/07/2014**   12/31/2013   12/31/2014   12/31/2013   12/31/2014   12/31/2013
                                         ------------  -----------  -----------  -----------  -----------  -----------
OPERATIONS
  Net investment income (loss).......... $    (34,319) $  (306,493) $  (541,638) $  (456,552) $  (458,681) $  (307,472)
  Capital gains distributions
   received.............................            -            -            -            -            -            -
  Realized gain (loss) on shares
   redeemed.............................    5,492,654      850,121    1,426,131      828,726    1,308,636      673,220
  Net change in unrealized gain (loss)
   on investments.......................   (5,804,355)   4,023,859    2,136,102    6,670,050    2,501,287    5,875,673
                                         ------------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................     (346,020)   4,567,487    3,020,595    7,042,224    3,351,242    6,241,421
                                         ------------  -----------  -----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........       50,093      783,388      907,929    1,102,934    1,035,020      811,794
  Annuity Payments......................            -            -            -            -      (11,437)     (44,987)
  Surrenders, withdrawals and death
   benefits.............................     (477,107)    (619,287)  (1,333,075)    (760,424)  (1,312,295)    (901,000)
  Net transfers between other
   subaccounts or fixed rate
   option...............................  (20,117,419)     420,006      288,753    2,835,835    2,282,789    6,092,258
  Other charges.........................      (16,278)    (153,021)    (274,536)    (234,474)    (264,529)    (186,034)
                                         ------------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................  (20,560,711)     431,086     (410,929)   2,943,871    1,729,548    5,772,031
                                         ------------  -----------  -----------  -----------  -----------  -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................  (20,906,731)   4,998,573    2,609,666    9,986,095    5,080,790   12,013,452

NET ASSETS
  Beginning of period...................   20,906,731   15,908,158   31,746,685   21,760,590   26,788,007   14,774,555
                                         ------------  -----------  -----------  -----------  -----------  -----------
  End of period......................... $          -  $20,906,731  $34,356,351  $31,746,685  $31,868,797  $26,788,007
                                         ============  ===========  ===========  ===========  ===========  ===========

  Beginning units.......................    1,358,734    1,312,965    1,871,453    1,659,188    1,822,993    1,417,423
  Units issued..........................       20,350      473,390      385,040      800,553      498,322      781,530
  Units redeemed........................   (1,379,084)    (427,621)    (404,696)    (588,288)    (393,604)    (375,960)
                                         ------------  -----------  -----------  -----------  -----------  -----------
  Ending units..........................            -    1,358,734    1,851,797    1,871,453    1,927,711    1,822,993
                                         ============  ===========  ===========  ===========  ===========  ===========

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A33

                                        SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------
     AST LORD ABBETT            AST LOOMIS SAYLES
    CORE FIXED INCOME           LARGE-CAP GROWTH           AST MFS GROWTH         AST NEUBERGER BERMAN
        PORTFOLIO                   PORTFOLIO                 PORTFOLIO         MID-CAP GROWTH PORTFOLIO
------------------------    ------------------------  ------------------------  ------------------------
 01/01/2014   01/01/2013     01/01/2014   01/01/2013   01/01/2014   01/01/2013   01/01/2014   01/01/2013
     TO           TO             TO           TO           TO           TO           TO           TO
 12/31/2014   12/31/2013     12/31/2014   12/31/2013   12/31/2014   12/31/2013   12/31/2014   12/31/2013
-----------  -----------    -----------  -----------  -----------  -----------  -----------  -----------
$  (606,190) $  (632,980)   $  (865,382) $  (534,455) $  (251,358) $  (216,653) $  (385,913) $  (348,010)
          -            -              -            -            -            -            -            -
    209,859      136,672      2,011,355    1,691,427      909,083      585,552    1,128,895      950,826
  2,218,242     (977,190)     3,926,314    8,217,224      393,531    3,438,459      634,724    4,995,017
-----------  -----------    -----------  -----------  -----------  -----------  -----------  -----------

  1,821,911   (1,473,498)     5,072,287    9,374,196    1,051,256    3,807,358    1,377,706    5,597,833
-----------  -----------    -----------  -----------  -----------  -----------  -----------  -----------

  1,189,711    2,004,175        590,364      506,000      300,555      463,099      524,148      404,048
          -            -              -            -            -            -            -            -
 (1,280,479)  (1,980,886)    (1,711,670)  (1,772,563)    (509,027)    (266,969)    (622,215)    (842,268)
  2,696,084   (1,642,952)    17,413,328   (2,972,028)     266,933      228,449     (488,923)    (581,665)
   (370,021)    (371,886)      (458,415)    (297,527)    (129,800)    (114,154)    (218,454)    (202,060)
-----------  -----------    -----------  -----------  -----------  -----------  -----------  -----------

  2,235,295   (1,991,549)    15,833,607   (4,536,118)     (71,339)     310,425     (805,444)  (1,221,945)
-----------  -----------    -----------  -----------  -----------  -----------  -----------  -----------

  4,057,206   (3,465,047)    20,905,894    4,838,078      979,917    4,117,783      572,262    4,375,888

 37,729,246   41,194,293     34,849,829   30,011,751   14,885,392   10,767,609   23,893,297   19,517,409
-----------  -----------    -----------  -----------  -----------  -----------  -----------  -----------
$41,786,452  $37,729,246    $55,755,723  $34,849,829  $15,865,309  $14,885,392  $24,465,559  $23,893,297
===========  ===========    ===========  ===========  ===========  ===========  ===========  ===========

  3,207,037    3,352,512      2,198,980    2,543,256      919,617      893,995    1,419,936    1,510,695
    680,066    1,212,853      1,675,359      601,878      216,064      275,409      273,763      441,933
   (497,115)  (1,358,328)      (640,564)    (946,154)    (218,167)    (249,787)    (321,118)    (532,692)
-----------  -----------    -----------  -----------  -----------  -----------  -----------  -----------
  3,389,988    3,207,037      3,233,775    2,198,980      917,514      919,617    1,372,581    1,419,936
===========  ===========    ===========  ===========  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A34

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                          SUBACCOUNTS
                                         ----------------------------------------------------------------------------
                                         AST NEUBERGER BERMAN / LSV AST PIMCO LIMITED MATURITY AST T. ROWE PRICE EQUITY
                                          MID-CAP VALUE PORTFOLIO        BOND PORTFOLIO            INCOME PORTFOLIO
                                         ------------------------   ------------------------   ------------------------
                                          01/01/2014    01/01/2013   01/01/2014    01/01/2013   01/01/2014   01/01/2013
                                              TO            TO           TO            TO           TO           TO
                                          12/31/2014    12/31/2013   12/31/2014    12/31/2013   12/31/2014   12/31/2013
                                         -----------   -----------  -----------   -----------  -----------  -----------
OPERATIONS
  Net investment income (loss).......... $  (452,026)  $  (347,239) $  (289,793)  $  (325,084) $  (457,693) $  (403,302)
  Capital gains distributions
   received.............................           -             -            -             -            -            -
  Realized gain (loss) on shares
   redeemed.............................   1,310,629     1,207,100      (55,871)      (88,302)   1,191,710    1,262,313
  Net change in unrealized gain (loss)
   on investments.......................   2,333,779     5,754,599       42,650      (354,904)     904,915    5,071,710
                                         -----------   -----------  -----------   -----------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................   3,192,382     6,614,460     (303,014)     (768,290)   1,638,932    5,930,721
                                         -----------   -----------  -----------   -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........     648,674       424,456    1,185,998     1,124,165      879,474      969,222
  Annuity Payments......................           -             -            -             -            -            -
  Surrenders, withdrawals and death
   benefits.............................    (630,240)     (700,035)    (600,623)   (1,008,604)    (851,843)  (1,211,150)
  Net transfers between other
   subaccounts or fixed rate
   option...............................   2,382,847     2,626,312   (1,019,920)   (2,485,453)     196,760    1,491,608
  Other charges.........................    (235,689)     (185,746)    (136,565)     (153,116)    (263,942)    (238,656)
                                         -----------   -----------  -----------   -----------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................   2,165,592     2,164,987     (571,110)   (2,523,008)     (39,551)   1,011,024
                                         -----------   -----------  -----------   -----------  -----------  -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................   5,357,974     8,779,447     (874,124)   (3,291,298)   1,599,381    6,941,745

NET ASSETS
  Beginning of period...................  24,541,417    15,761,970   18,000,497    21,291,795   27,730,999   20,789,254
                                         -----------   -----------  -----------   -----------  -----------  -----------
  End of period......................... $29,899,391   $24,541,417  $17,126,373   $18,000,497  $29,330,380  $27,730,999
                                         ===========   ===========  ===========   ===========  ===========  ===========

  Beginning units.......................   1,439,394     1,288,697    1,729,316     1,960,957    1,935,981    1,858,286
  Units issued..........................     424,419       641,147      353,617       581,033      370,673      684,723
  Units redeemed........................    (301,060)     (490,450)    (402,022)     (812,674)    (371,380)    (607,028)
                                         -----------   -----------  -----------   -----------  -----------  -----------
  Ending units..........................   1,562,753     1,439,394    1,680,911     1,729,316    1,935,274    1,935,981
                                         ===========   ===========  ===========   ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A35

                                         SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------
 AST QMA US EQUITY ALPHA    AST T. ROWE PRICE NATURAL   AST T. ROWE PRICE ASSET     AST MFS GLOBAL EQUITY
        PORTFOLIO              RESOURCES PORTFOLIO       ALLOCATION PORTFOLIO             PORTFOLIO
------------------------    ------------------------  --------------------------  ------------------------
 01/01/2014   01/01/2013     01/01/2014   01/01/2013   01/01/2014    01/01/2013    01/01/2014   01/01/2013
     TO           TO             TO           TO           TO            TO            TO           TO
 12/31/2014   12/31/2013     12/31/2014   12/31/2013   12/31/2014    12/31/2013    12/31/2014   12/31/2013
-----------  -----------    -----------  -----------  ------------  ------------  -----------  -----------
$  (221,324) $  (150,373)   $  (530,679) $  (520,298) $(12,726,900) $(10,688,658) $  (360,400) $  (294,350)
          -            -              -            -             -             -            -            -

    583,641      409,303        934,958      283,611    11,069,461     5,751,750      679,852      670,394
  1,467,891    2,084,439     (3,370,690)   3,963,930    34,128,716    96,664,597      117,331    3,745,282
-----------  -----------    -----------  -----------  ------------  ------------  -----------  -----------



  1,830,208    2,343,369     (2,966,411)   3,727,243    32,471,277    91,727,689      436,783    4,121,326
-----------  -----------    -----------  -----------  ------------  ------------  -----------  -----------

    355,836      237,521        626,081      802,092    75,317,418   119,507,675      605,667      846,369
          -            -              -            -             -       (16,993)           -            -
   (279,815)    (130,910)    (1,045,341)    (873,227)  (18,224,316)  (11,187,150)    (414,701)    (391,685)
  6,704,116    1,194,219      1,425,058   (1,321,100)   (8,009,870)    8,249,680    1,801,322    2,201,859
   (112,435)     (78,804)      (276,510)    (272,427)   (7,493,899)   (6,109,460)    (202,747)    (171,794)
-----------  -----------    -----------  -----------  ------------  ------------  -----------  -----------




  6,667,702    1,222,026        729,288   (1,664,662)   41,589,333   110,443,752    1,789,541    2,484,749
-----------  -----------    -----------  -----------  ------------  ------------  -----------  -----------


  8,497,910    3,565,395     (2,237,123)   2,062,581    74,060,610   202,171,441    2,226,324    6,606,075

 10,685,844    7,120,449     32,012,489   29,949,908   752,863,432   550,691,991   21,372,583   14,766,508
-----------  -----------    -----------  -----------  ------------  ------------  -----------  -----------
$19,183,754  $10,685,844    $29,775,366  $32,012,489  $826,924,042  $752,863,432  $23,598,907  $21,372,583
===========  ===========    ===========  ===========  ============  ============  ===========  ===========

    652,161      566,643      2,808,837    2,964,339    55,047,148    45,661,822    1,354,256    1,168,557
    609,310      298,172      1,053,868    1,108,455     8,088,186    14,322,506      324,203      537,532
   (245,721)    (212,654)      (961,182)  (1,263,957)   (4,367,812)   (4,937,180)    (213,728)    (351,833)
-----------  -----------    -----------  -----------  ------------  ------------  -----------  -----------
  1,015,750      652,161      2,901,523    2,808,837    58,767,522    55,047,148    1,464,731    1,354,256
===========  ===========    ===========  ===========  ============  ============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A36

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                          SUBACCOUNTS
                                         ---------------------------------------------------------------------------------
                                         AST J.P. MORGAN INTERNATIONAL   AST TEMPLETON GLOBAL    AST WELLINGTON MANAGEMENT
                                             EQUITY PORTFOLIO               BOND PORTFOLIO        HEDGED EQUITY PORTFOLIO
                                         ----------------------------  ------------------------  -------------------------
                                          01/01/2014     01/01/2013     01/01/2014   01/01/2013   01/01/2014    01/01/2013
                                              TO             TO             TO           TO           TO            TO
                                          12/31/2014     12/31/2013     12/31/2014   12/31/2013   12/31/2014    12/31/2013
                                          -----------    -----------   -----------  -----------  ------------  -----------
OPERATIONS
  Net investment income (loss).......... $  (404,763)   $  (362,330)   $  (247,632) $  (260,564) $ (1,719,170) $  (931,976)
  Capital gains distributions
   received.............................           -              -              -            -             -            -
  Realized gain (loss) on shares
   redeemed.............................     514,197        550,579        (15,434)    (210,653)    1,558,550    1,124,556
  Net change in unrealized gain (loss)
   on investments.......................  (2,123,233)     2,539,203        111,354     (525,095)    4,028,997    9,531,142
                                          -----------    -----------   -----------  -----------  ------------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................  (2,013,799)     2,727,452       (151,712)    (996,312)    3,868,377    9,723,722
                                          -----------    -----------   -----------  -----------  ------------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........     542,756        475,471        808,157      414,315    25,752,402   19,999,414
  Annuity Payments......................           -              -              -            -             -            -
  Surrenders, withdrawals and death
   benefits.............................    (520,910)      (372,783)      (441,698)    (283,138)   (2,059,912)  (1,442,597)
  Net transfers between other
   subaccounts or fixed rate
   option...............................   1,866,033      1,979,567       (339,664)    (327,959)   17,266,240   10,791,053
  Other charges.........................    (216,752)      (200,594)      (149,352)    (152,470)     (986,419)    (491,544)
                                          -----------    -----------   -----------  -----------  ------------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................   1,671,127      1,881,661       (122,557)    (349,252)   39,972,311   28,856,326
                                          -----------    -----------   -----------  -----------  ------------  -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................    (342,672)     4,609,113       (274,269)  (1,345,564)   43,840,688   38,580,048

NET ASSETS
  Beginning of period...................  24,368,392     19,759,279     16,325,810   17,671,374    78,530,007   39,949,959
                                          -----------    -----------   -----------  -----------  ------------  -----------
  End of period......................... $24,025,720    $24,368,392    $16,051,541  $16,325,810  $122,370,695  $78,530,007
                                          ===========    ===========   ===========  ===========  ============  ===========

  Beginning units.......................   1,940,967      1,787,971      1,539,635    1,571,463     6,836,421    4,100,061
  Units issued..........................     491,208        666,652        319,012      544,718     4,688,624    3,697,762
  Units redeemed........................    (356,766)      (513,656)      (323,380)    (576,546)   (1,235,660)    (961,402)
                                          -----------    -----------   -----------  -----------  ------------  -----------
  Ending units..........................   2,075,409      1,940,967      1,535,267    1,539,635    10,289,385    6,836,421
                                          ===========    ===========   ===========  ===========  ============  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A37

                                            SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
 AST CAPITAL GROWTH ASSET       AST ACADEMIC STRATEGIES       AST BALANCED ASSET        AST PRESERVATION ASSET
   ALLOCATION PORTFOLIO       ASSET ALLOCATION PORTFOLIO     ALLOCATION PORTFOLIO        ALLOCATION PORTFOLIO
--------------------------    --------------------------  --------------------------  --------------------------
 01/01/2014    01/01/2013      01/01/2014    01/01/2013    01/01/2014    01/01/2013    01/01/2014    01/01/2013
     TO            TO              TO            TO            TO            TO            TO            TO
 12/31/2014    12/31/2013      12/31/2014    12/31/2013    12/31/2014    12/31/2013    12/31/2014    12/31/2013
------------  ------------    ------------  ------------  ------------  ------------  ------------  ------------
$ (8,979,847) $ (7,120,159)   $ (6,771,357) $ (6,539,111) $(11,275,381) $(10,010,512) $ (7,947,711) $ (7,639,222)
           -             -               -             -             -             -             -             -
   8,270,344     5,584,269       8,887,813     6,048,476    12,339,698     8,689,343     7,214,935     4,893,458
  27,772,086    79,579,544       5,280,870    28,289,361    31,171,828    89,512,333    19,712,369    35,190,164
------------  ------------    ------------  ------------  ------------  ------------  ------------  ------------

  27,062,583    78,043,654       7,397,326    27,798,726    32,236,145    88,191,164    18,979,593    32,444,400
------------  ------------    ------------  ------------  ------------  ------------  ------------  ------------

  47,131,244    42,580,874      13,343,396    26,478,926    49,284,953    65,802,454    29,925,126    67,283,941
           -       (80,101)        (29,351)            -      (171,559)     (165,999)       (8,892)      (68,786)
 (14,158,361)   (8,944,563)    (13,190,118)  (11,412,141)  (22,262,501)  (18,322,578)  (20,414,879)  (13,583,950)
  25,748,899    46,089,890     (20,221,062)    2,440,739   (11,985,393)    7,344,424   (11,351,672)  (35,340,318)
  (4,322,493)   (3,288,079)     (2,913,708)   (2,723,405)   (5,694,555)   (4,903,289)   (4,125,787)   (3,800,672)
------------  ------------    ------------  ------------  ------------  ------------  ------------  ------------

  54,399,289    76,358,021     (23,010,843)   14,784,119     9,170,945    49,755,012    (5,976,104)   14,490,215
------------  ------------    ------------  ------------  ------------  ------------  ------------  ------------

  81,461,872   154,401,675     (15,613,517)   42,582,845    41,407,090   137,946,176    13,003,489    46,934,615

 491,952,211   337,550,536     391,355,542   348,772,697   670,128,514   532,182,338   473,774,639   426,840,024
------------  ------------    ------------  ------------  ------------  ------------  ------------  ------------
$573,414,083  $491,952,211    $375,742,025  $391,355,542  $711,535,604  $670,128,514  $486,778,128  $473,774,639
============  ============    ============  ============  ============  ============  ============  ============

  35,937,225    29,647,790      32,209,040    30,992,629    50,339,495    45,923,327    38,187,058    36,655,273
   7,232,653    10,349,647       3,321,054     7,878,445     5,455,484    10,381,877     4,014,342     8,331,993
  (3,060,874)   (4,060,212)     (5,137,879)   (6,662,034)   (4,369,718)   (5,965,709)   (4,214,298)   (6,800,208)
------------  ------------    ------------  ------------  ------------  ------------  ------------  ------------
  40,109,004    35,937,225      30,392,215    32,209,040    51,425,261    50,339,495    37,987,102    38,187,058
============  ============    ============  ============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A38

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                             SUBACCOUNTS
                                         ----------------------------------------------------------------------------------
                                               AST FI PYRAMIS           AST PRUDENTIAL GROWTH           AST ADVANCED
                                           QUANTITATIVE PORTFOLIO       ALLOCATION PORTFOLIO        STRATEGIES PORTFOLIO
                                         --------------------------  --------------------------  --------------------------
                                          01/01/2014    01/01/2013    01/01/2014    01/01/2013    01/01/2014    01/01/2013
                                              TO            TO            TO            TO            TO            TO
                                          12/31/2014    12/31/2013    12/31/2014    12/31/2013    12/31/2014    12/31/2013
                                         ------------  ------------  ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income (loss).......... $ (5,353,843) $ (4,770,297) $ (5,597,186) $ (4,413,517) $ (9,320,103) $ (7,637,609)
  Capital gains distributions
   received.............................            -             -             -             -             -             -
  Realized gain (loss) on shares
   redeemed.............................    5,266,720     2,332,439     5,196,985     3,858,206     7,154,400     3,542,645
  Net change in unrealized gain (loss)
   on investments.......................    5,068,068    37,476,414    24,233,649    37,720,015    26,828,542    67,644,863
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................    4,980,945    35,038,556    23,833,448    37,164,704    24,662,839    63,549,899
                                         ------------  ------------  ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........   26,133,631    43,646,440    34,531,066    44,386,812    62,652,702    92,094,004
  Annuity Payments......................            -       (93,212)       (9,302)            -      (405,801)      (82,226)
  Surrenders, withdrawals and death
   benefits.............................   (6,943,738)   (5,052,299)   (6,188,559)   (4,572,979)  (11,334,860)   (8,319,985)
  Net transfers between other
   subaccounts or fixed rate
   option...............................  (12,831,795)    5,443,436    14,045,671    12,596,475    (7,276,235)   22,200,070
  Other charges.........................   (3,033,640)   (2,611,995)   (3,241,793)   (2,487,706)   (5,433,679)   (4,287,877)
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................    3,324,458    41,332,370    39,137,083    49,922,602    38,202,127   101,603,986
                                         ------------  ------------  ------------  ------------  ------------  ------------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................    8,305,403    76,370,926    62,970,531    87,087,306    62,864,966   165,153,885

NET ASSETS
  Beginning of period...................  324,399,029   248,028,103   309,203,559   222,116,253   545,108,018   379,954,133
                                         ------------  ------------  ------------  ------------  ------------  ------------
  End of period......................... $332,704,432  $324,399,029  $372,174,090  $309,203,559  $607,972,984  $545,108,018
                                         ============  ============  ============  ============  ============  ============

  Beginning units.......................   25,294,272    21,669,843    23,646,310    19,406,256    40,149,079    31,622,440
  Units issued..........................    3,123,290     6,578,541     5,881,842     8,909,515     6,289,624    12,094,167
  Units redeemed........................   (2,649,450)   (2,954,112)   (2,816,631)   (4,669,461)   (2,862,658)   (3,567,528)
                                         ------------  ------------  ------------  ------------  ------------  ------------
  Ending units..........................   25,768,112    25,294,272    26,711,521    23,646,310    43,576,045    40,149,079
                                         ============  ============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A39

                                          SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE LARGE-CAP       AST MONEY MARKET         AST SMALL-CAP GROWTH      AST PIMCO TOTAL RETURN
    GROWTH PORTFOLIO                  PORTFOLIO                  PORTFOLIO               BOND PORTFOLIO
--------------------------   --------------------------  ------------------------  --------------------------
 01/01/2014    01/01/2013     01/01/2014    01/01/2013    01/01/2014   01/01/2013   01/01/2014    01/01/2013
     TO            TO             TO            TO            TO           TO           TO            TO
 12/31/2014    12/31/2013     12/31/2014    12/31/2013    12/31/2014   12/31/2013   12/31/2014    12/31/2013
-----------   -----------    ------------  ------------  -----------  -----------  ------------  ------------
$  (957,168)  $  (768,137)   $   (315,276) $   (302,825) $  (325,580) $  (286,035) $ (3,970,272) $ (4,096,261)
          -             -               -             -            -            -             -             -
  3,487,534     2,345,813               -             -    1,039,086      844,672     1,568,157       805,216
  1,113,161    14,164,820               -             -     (299,395)   4,141,780     8,504,979    (5,685,141)
-----------   -----------    ------------  ------------  -----------  -----------  ------------  ------------

  3,643,527    15,742,496        (315,276)     (302,825)     414,111    4,700,417     6,102,864    (8,976,186)
-----------   -----------    ------------  ------------  -----------  -----------  ------------  ------------

  1,708,034     1,448,304       3,496,329     2,055,160      532,509      473,560     2,078,900     7,010,090
          -             -               -      (301,228)      (4,040)     (72,237)     (245,355)     (309,072)
 (1,498,214)   (1,036,326)    (34,149,912)  (27,868,208)    (785,091)    (448,826)   (8,804,420)   (9,791,401)
    289,677     3,298,361      30,179,055    24,294,793      (58,359)   1,460,405    (8,168,858)    9,108,137
   (477,350)     (397,640)       (111,136)     (133,132)    (154,570)    (140,397)   (2,001,998)   (2,007,318)
-----------   -----------    ------------  ------------  -----------  -----------  ------------  ------------

     22,147     3,312,699        (585,664)   (1,952,615)    (469,551)   1,272,505   (17,141,731)    4,010,436
-----------   -----------    ------------  ------------  -----------  -----------  ------------  ------------

  3,665,674    19,055,195        (900,940)   (2,255,440)     (55,440)   5,972,922   (11,038,867)   (4,965,750)

 53,672,392    34,617,197      17,661,148    19,916,588   19,844,028   13,871,106   242,502,406   247,468,156
-----------   -----------    ------------  ------------  -----------  -----------  ------------  ------------
$57,338,066   $53,672,392    $ 16,760,208  $ 17,661,148  $19,788,588  $19,844,028  $231,463,539  $242,502,406
===========   ===========    ============  ============  ===========  ===========  ============  ============

  3,039,941     2,773,359       1,860,530     2,056,152    1,115,396    1,035,622    21,554,652    21,224,806
    766,946     1,336,712       5,503,866     4,821,246      280,214      448,667     2,799,623     6,764,202
   (753,907)   (1,070,130)     (5,571,584)   (5,016,868)    (302,542)    (368,893)   (4,265,822)   (6,434,356)
-----------   -----------    ------------  ------------  -----------  -----------  ------------  ------------
  3,052,980     3,039,941       1,792,812     1,860,530    1,093,068    1,115,396    20,088,453    21,554,652
===========   ===========    ============  ============  ===========  ===========  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A40

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                       SUBACCOUNTS
                                         ------------------------------------------------------------------------
                                         AST INTERNATIONAL VALUE AST INTERNATIONAL GROWTH  NVIT DEVELOPING MARKETS
                                                PORTFOLIO                PORTFOLIO            FUND - CLASS II
                                         ----------------------  ------------------------  ----------------------
                                         01/01/2014  01/01/2013   01/01/2014   01/01/2013  01/01/2014  01/01/2013
                                             TO          TO           TO           TO          TO          TO
                                         12/31/2014  12/31/2013   12/31/2014   12/31/2013  12/31/2014  12/31/2013
                                         ----------  ----------  -----------  -----------  ----------  ----------
OPERATIONS
  Net investment income (loss).......... $ (151,192) $ (138,194) $  (270,495) $  (242,163)  $ (5,049)   $ (4,040)
  Capital gains distributions
   received.............................          -           -            -            -          -           -
  Realized gain (loss) on shares
   redeemed.............................    167,621     200,371      322,337      310,553    (26,648)    (87,079)
  Net change in unrealized gain (loss)
   on investments.......................   (803,419)  1,205,870   (1,320,081)   2,412,006    (21,895)     75,349
                                         ----------  ----------  -----------  -----------   --------    --------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................   (786,990)  1,268,047   (1,268,239)   2,480,396    (53,592)    (15,770)
                                         ----------  ----------  -----------  -----------   --------    --------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........    330,154     195,084      460,927      345,738      1,081       1,949
  Annuity Payments......................          -           -            -            -          -           -
  Surrenders, withdrawals and death
   benefits.............................   (287,425)   (270,309)    (503,907)    (229,418)   (90,889)    (82,882)
  Net transfers between other
   subaccounts or fixed rate
   option...............................    776,292     484,319    1,420,503    2,314,318    118,814     124,403
  Other charges.........................    (78,711)    (72,656)    (166,855)    (152,298)    (1,265)     (1,360)
                                         ----------  ----------  -----------  -----------   --------    --------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................    740,310     336,438    1,210,668    2,278,340     27,741      42,110
                                         ----------  ----------  -----------  -----------   --------    --------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................    (46,680)  1,604,485      (57,571)   4,758,736    (25,851)     26,340

NET ASSETS
  Beginning of period...................  8,991,889   7,387,404   17,591,175   12,832,439    691,509     665,169
                                         ----------  ----------  -----------  -----------   --------    --------
  End of period......................... $8,945,209  $8,991,889  $17,533,604  $17,591,175   $665,658    $691,509
                                         ==========  ==========  ===========  ===========   ========    ========

  Beginning units.......................    729,156     705,540    1,395,954    1,205,057     46,761      44,357
  Units issued..........................    188,859     255,728      328,321      525,108      8,863      22,191
  Units redeemed........................   (129,694)   (232,112)    (231,071)    (334,211)    (7,185)    (19,787)
                                         ----------  ----------  -----------  -----------   --------    --------
  Ending units..........................    788,321     729,156    1,493,204    1,395,954     48,439      46,761
                                         ==========  ==========  ===========  ===========   ========    ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A41

                                        SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------
 AST INVESTMENT GRADE BOND    AST WESTERN ASSET CORE PLUS
         PORTFOLIO                 BOND PORTFOLIO          AST BOND PORTFOLIO 2018  AST BOND PORTFOLIO 2019
--------------------------    --------------------------  ------------------------  ----------------------
 01/01/2014    01/01/2013      01/01/2014    01/01/2013    01/01/2014   01/01/2013  01/01/2014  01/01/2013
     TO            TO              TO            TO            TO           TO          TO          TO
 12/31/2014    12/31/2013      12/31/2014    12/31/2013    12/31/2014   12/31/2013  12/31/2014  12/31/2013
-----------  -------------    -----------   -----------   -----------  -----------  ----------  ----------
$  (701,558) $  (1,591,578)   $  (937,639)  $  (848,345)  $  (445,245) $  (509,023) $  (28,463) $  (46,192)
          -              -              -             -             -            -           -           -
  2,162,687      3,890,220        474,291       (55,128)      216,922      345,160        (543)    (46,769)
    416,489     (4,557,529)     3,220,223      (750,153)      334,282     (932,637)     64,656     (42,526)
-----------  -------------    -----------   -----------   -----------  -----------  ----------  ----------

  1,877,618     (2,258,887)     2,756,875    (1,653,626)      105,959   (1,096,500)     35,650    (135,487)
-----------  -------------    -----------   -----------   -----------  -----------  ----------  ----------

      1,487          1,326        831,709     1,150,848             6           32           -          59
          -              -              -             -             -            -           -           -
 (2,831,947)    (3,554,062)    (1,479,200)   (1,029,781)   (1,341,648)    (705,904)    (22,369)   (214,237)
 11,069,111   (219,643,509)     6,026,900     6,465,180    (2,220,483)   1,587,904    (727,624)    (86,747)
   (456,212)    (1,052,790)      (481,072)     (429,618)       (3,367)      (3,784)       (427)       (547)
-----------  -------------    -----------   -----------   -----------  -----------  ----------  ----------

  7,782,439   (224,249,035)     4,898,337     6,156,629    (3,565,492)     878,248    (750,420)   (301,472)
-----------  -------------    -----------   -----------   -----------  -----------  ----------  ----------

  9,660,057   (226,507,922)     7,655,212     4,503,003    (3,459,533)    (218,252)   (714,770)   (436,959)

 45,742,802    272,250,724     50,085,108    45,582,105    21,676,106   21,894,358   1,846,181   2,283,140
-----------  -------------    -----------   -----------   -----------  -----------  ----------  ----------
$55,402,859  $  45,742,802    $57,740,320   $50,085,108   $18,216,573  $21,676,106  $1,131,411  $1,846,181
===========  =============    ===========   ===========   ===========  ===========  ==========  ==========

  3,597,565     20,928,766      4,455,818     3,919,578     1,882,925    1,799,476     158,569     183,095
 10,366,956     21,813,702      1,629,214     1,980,425       244,259    1,118,259      20,970     153,212
 (9,776,221)   (39,144,903)    (1,205,117)   (1,444,185)     (548,884)  (1,034,810)    (84,127)   (177,738)
-----------  -------------    -----------   -----------   -----------  -----------  ----------  ----------
  4,188,300      3,597,565      4,879,915     4,455,818     1,578,300    1,882,925      95,412     158,569
===========  =============    ===========   ===========   ===========  ===========  ==========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A42

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                         SUBACCOUNTS
                                         --------------------------------------------------------------------------
                                         AST GLOBAL REAL ESTATE   AST PARAMETRIC EMERGING      AST GOLDMAN SACHS
                                                PORTFOLIO        MARKETS EQUITY PORTFOLIO  SMALL-CAP VALUE PORTFOLIO
                                         ----------------------  ------------------------  ------------------------
                                         01/01/2014  01/01/2013   01/01/2014   01/01/2013   01/01/2014   01/01/2013
                                             TO          TO           TO           TO           TO           TO
                                         12/31/2014  12/31/2013   12/31/2014   12/31/2013   12/31/2014   12/31/2013
                                         ----------  ----------  -----------  -----------  -----------  -----------
OPERATIONS
  Net investment income (loss).......... $ (141,623) $ (135,962) $  (484,275) $  (449,778) $  (469,153) $  (409,270)
  Capital gains distributions
   received.............................          -           -            -            -            -            -
  Realized gain (loss) on shares
   redeemed.............................    357,106     314,744      463,733      (20,396)   1,402,329    1,342,601
  Net change in unrealized gain (loss)
   on investments.......................    755,076     (91,923)  (1,798,171)    (205,550)     579,970    6,577,506
                                         ----------  ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................    970,559      86,859   (1,818,713)    (675,724)   1,513,146    7,510,837
                                         ----------  ----------  -----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........    603,554     277,544      255,454      538,818    1,152,752      761,713
  Annuity Payments......................          -           -            -            -            -            -
  Surrenders, withdrawals and death
   benefits.............................   (334,138)   (233,929)    (877,426)    (279,437)  (1,178,412)    (714,625)
  Net transfers between other
   subaccounts or fixed rate
   option...............................   (423,733)  1,078,377      744,086    3,446,277      809,625      821,401
  Other charges.........................    (73,886)    (71,243)    (280,174)    (261,040)    (246,657)    (219,585)
                                         ----------  ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................   (228,203)  1,050,749     (158,060)   3,444,618      537,308      648,904
                                         ----------  ----------  -----------  -----------  -----------  -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................    742,356   1,137,608   (1,976,773)   2,768,894    2,050,454    8,159,741

NET ASSETS
  Beginning of period...................  8,308,043   7,170,435   28,799,844   26,030,950   28,051,971   19,892,230
                                         ----------  ----------  -----------  -----------  -----------  -----------
  End of period......................... $9,050,399  $8,308,043  $26,823,071  $28,799,844  $30,102,425  $28,051,971
                                         ==========  ==========  ===========  ===========  ===========  ===========

  Beginning units.......................    613,744     547,133    2,763,267    2,458,495    1,579,151    1,524,692
  Units issued..........................    174,450     341,692    1,116,614    1,649,117      359,959      597,270
  Units redeemed........................   (182,083)   (275,081)  (1,137,514)  (1,344,345)    (319,728)    (542,811)
                                         ----------  ----------  -----------  -----------  -----------  -----------
  Ending units..........................    606,111     613,744    2,742,367    2,763,267    1,619,382    1,579,151
                                         ==========  ==========  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A43

                                            SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
   AST SCHRODERS GLOBAL              AST RCM WORLD          AST J.P. MORGAN GLOBAL         AST GOLDMAN SACHS
    TACTICAL PORTFOLIO             TRENDS PORTFOLIO           THEMATIC PORTFOLIO         MULTI-ASSET PORTFOLIO
--------------------------    --------------------------  --------------------------  --------------------------
 01/01/2014    01/01/2013      01/01/2014    01/01/2013    01/01/2014    01/01/2013    01/01/2014    01/01/2013
     TO            TO              TO            TO            TO            TO            TO            TO
 12/31/2014    12/31/2013      12/31/2014    12/31/2013    12/31/2014    12/31/2013    12/31/2014    12/31/2013
------------  ------------    ------------  ------------  ------------  ------------  ------------  ------------
$ (4,334,782) $ (3,656,860)   $ (5,169,886) $ (4,392,593) $ (2,711,059) $ (2,247,596) $ (2,916,652) $ (2,497,869)
           -             -               -             -             -             -             -             -
   3,779,469     2,762,692       3,187,450     1,943,516     2,658,885     1,376,566     2,410,558     1,560,481
  11,646,313    34,133,496      13,082,335    30,323,013     7,804,797    19,425,025     4,699,343    12,828,056
------------  ------------    ------------  ------------  ------------  ------------  ------------  ------------

  11,091,000    33,239,328      11,099,899    27,873,936     7,752,623    18,553,995     4,193,249    11,890,668
------------  ------------    ------------  ------------  ------------  ------------  ------------  ------------

  24,420,439    39,012,719      35,101,193    54,957,620    17,036,443    27,875,624    25,382,518    29,940,162
           -             -               -       (74,534)      (30,359)            -             -             -
  (4,884,827)   (2,753,623)     (6,183,508)   (4,567,550)   (3,062,947)   (1,288,197)   (4,239,459)   (3,649,588)
  (4,852,582)   11,280,901      (5,357,775)     (783,051)   (4,158,988)    6,123,440    (7,109,933)   (2,439,337)
  (2,619,510)   (2,161,984)     (3,211,376)   (2,625,294)   (1,630,090)   (1,320,866)   (1,751,114)   (1,454,780)
------------  ------------    ------------  ------------  ------------  ------------  ------------  ------------

  12,063,520    45,378,013      20,348,534    46,907,191     8,154,059    31,390,001    12,282,012    22,396,457
------------  ------------    ------------  ------------  ------------  ------------  ------------  ------------

  23,154,520    78,617,341      31,448,433    74,781,127    15,906,682    49,943,996    16,475,261    34,287,125

 258,398,168   179,780,827     310,506,497   235,725,370   161,360,620   111,416,624   174,100,353   139,813,228
------------  ------------    ------------  ------------  ------------  ------------  ------------  ------------
$281,552,688  $258,398,168    $341,954,930  $310,506,497  $177,267,302  $161,360,620  $190,575,614  $174,100,353
============  ============    ============  ============  ============  ============  ============  ============

  18,973,941    15,190,242      25,217,742    21,003,523    12,110,019     9,458,185    14,492,570    12,411,997
   2,647,275     6,113,018       3,740,416     7,410,508     1,898,969     4,058,528     2,884,840     4,555,878
  (1,553,885)   (2,329,319)     (1,854,138)   (3,196,289)   (1,138,971)   (1,406,694)   (1,662,166)   (2,475,305)
------------  ------------    ------------  ------------  ------------  ------------  ------------  ------------
  20,067,331    18,973,941      27,104,020    25,217,742    12,870,017    12,110,019    15,715,244    14,492,570
============  ============    ============  ============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A44

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                       SUBACCOUNTS
                                         ----------------------------------------------------------------------
                                           AST FI PYRAMIS(R) ASSET        PROFUND VP        PROFUND VP CONSUMER
                                            ALLOCATION PORTFOLIO       CONSUMER SERVICES      GOODS PORTFOLIO
                                         --------------------------  --------------------  --------------------
                                          01/01/2014    01/01/2013   01/01/2014 01/01/2013 01/01/2014 01/01/2013
                                              TO            TO           TO         TO         TO         TO
                                          12/31/2014    12/31/2013   12/31/2014 12/31/2013 12/31/2014 12/31/2013
                                         ------------  ------------  ---------- ---------- ---------- ----------
OPERATIONS
  Net investment income (loss).......... $ (3,446,040) $ (2,589,910) $  (4,766)  $ (4,671)  $ (1,243) $  (1,954)
  Capital gains distributions
   received.............................            -             -        333      1,112          -          -
  Realized gain (loss) on shares
   redeemed.............................    2,835,071     1,830,552     67,925     45,531     38,956     55,412
  Net change in unrealized gain (loss)
   on investments.......................    8,775,830    25,405,185    (33,409)    77,842    (26,069)    18,758
                                         ------------  ------------  ---------   --------   --------  ---------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................    8,164,861    24,645,827     30,083    119,814     11,644     72,216
                                         ------------  ------------  ---------   --------   --------  ---------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........   33,046,650    31,225,357      1,000     10,003        999          -
  Annuity Payments......................       (9,422)            -          -          -          -          -
  Surrenders, withdrawals and death
   benefits.............................   (3,259,713)   (2,153,263)   (16,888)   (25,179)   (16,494)    (7,489)
  Net transfers between other
   subaccounts or fixed rate
   option...............................    1,891,027    15,541,173   (121,258)   (43,055)   (81,917)  (150,908)
  Other charges.........................   (2,016,131)   (1,478,549)    (2,482)    (3,102)    (1,293)    (2,569)
                                         ------------  ------------  ---------   --------   --------  ---------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................   29,652,411    43,134,718   (139,628)   (61,333)   (98,705)  (160,966)
                                         ------------  ------------  ---------   --------   --------  ---------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................   37,817,272    67,780,545   (109,545)    58,481    (87,061)   (88,750)

NET ASSETS
  Beginning of period...................  188,037,914   120,257,369    388,263    329,782    220,790    309,540
                                         ------------  ------------  ---------   --------   --------  ---------
  End of period......................... $225,855,186  $188,037,914  $ 278,718   $388,263   $133,729  $ 220,790
                                         ============  ============  =========   ========   ========  =========

  Beginning units.......................   13,957,675    10,343,938     20,737     24,272     14,254     25,290
  Units issued..........................    3,927,617     5,340,707      2,082      4,120      2,233        407
  Units redeemed........................   (1,507,359)   (1,726,970)    (9,383)    (7,655)    (8,537)   (11,443)
                                         ------------  ------------  ---------   --------   --------  ---------
  Ending units..........................   16,377,933    13,957,675     13,436     20,737      7,950     14,254
                                         ============  ============  =========   ========   ========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A45

                                SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------
     PROFUND VP              PROFUND VP            PROFUND VP            PROFUND VP
     FINANCIALS              HEALTH CARE           INDUSTRIALS         MID-CAP GROWTH
--------------------    --------------------  --------------------  --------------------
01/01/2014 01/01/2013   01/01/2014 01/01/2013 01/01/2014 01/01/2013 01/01/2014 01/01/2013
    TO         TO           TO         TO         TO         TO         TO         TO
12/31/2014 12/31/2013   12/31/2014 12/31/2013 12/31/2014 12/31/2013 12/31/2014 12/31/2013
---------- ----------   ---------- ---------- ---------- ---------- ---------- ----------
$  (4,371) $  (5,244)   $  (5,062) $  (4,892)  $ (4,299) $  (2,959)  $   (901)  $ (1,770)
        -          -            -          -          -          -      5,614          -
   47,262     70,592       60,750     61,008     52,926     58,663     12,667     17,585
   (8,716)    60,686       15,416     77,435    (33,290)    37,845    (17,299)    13,069
---------  ---------    ---------  ---------   --------  ---------   --------   --------

   34,175    126,034       71,104    133,551     15,337     93,549         81     28,884
---------  ---------    ---------  ---------   --------  ---------   --------   --------

        9          -            -          -          -          -     16,528          -
        -          -            -          -          -          -          -          -
  (21,634)   (25,066)     (26,803)   (25,499)   (61,391)    (3,349)   (12,221)      (603)
  (96,319)  (156,966)     (93,469)   (79,942)    74,931   (147,229)   (52,132)   (56,588)
   (2,778)    (4,057)      (2,843)    (3,481)    (1,596)    (2,836)      (475)      (996)
---------  ---------    ---------  ---------   --------  ---------   --------   --------

 (120,722)  (186,089)    (123,115)  (108,922)    11,944   (153,414)   (48,300)   (58,187)
---------  ---------    ---------  ---------   --------  ---------   --------   --------

  (86,547)   (60,055)     (52,011)    24,629     27,281    (59,865)   (48,219)   (29,303)

  409,244    469,299      399,481    374,852    255,247    315,112     89,900    119,203
---------  ---------    ---------  ---------   --------  ---------   --------   --------
$ 322,697  $ 409,244    $ 347,470  $ 399,481   $282,528  $ 255,247   $ 41,681   $ 89,900
=========  =========    =========  =========   ========  =========   ========   ========

   46,130     68,847       23,220     30,013     18,665     31,372      6,011     10,255
    1,199      6,195        2,809      4,521     12,278      4,009      3,114      1,280
  (14,637)   (28,912)      (9,462)   (11,314)   (10,806)   (16,716)    (6,455)    (5,524)
---------  ---------    ---------  ---------   --------  ---------   --------   --------
   32,692     46,130       16,567     23,220     20,137     18,665      2,670      6,011
=========  =========    =========  =========   ========  =========   ========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A46

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                    SUBACCOUNTS
                                         ----------------------------------------------------------------
                                              PROFUND VP            PROFUND VP            PROFUND VP
                                             MID-CAP VALUE          REAL ESTATE        SMALL-CAP GROWTH
                                         --------------------  --------------------  --------------------
                                         01/01/2014 01/01/2013 01/01/2014 01/01/2013 01/01/2014 01/01/2013
                                             TO         TO         TO         TO         TO         TO
                                         12/31/2014 12/31/2013 12/31/2014 12/31/2013 12/31/2014 12/31/2013
                                         ---------- ---------- ---------- ---------- ---------- ----------
OPERATIONS
  Net investment income (loss)..........  $   (508)  $   (770)  $     32   $   (212)  $ (1,147)  $  (695)
  Capital gains distributions
   received.............................         -          -          -          -     12,406     2,094
  Realized gain (loss) on shares
   redeemed.............................    11,361     11,348      6,104      5,171      1,318     2,347
  Net change in unrealized gain (loss)
   on investments.......................    (7,827)     7,229     25,347     (6,614)   (12,779)   11,025
                                          --------   --------   --------   --------   --------   -------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................     3,026     17,807     31,483     (1,655)      (202)   14,771
                                          --------   --------   --------   --------   --------   -------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........         -          -          -          -          -    10,000
  Annuity Payments......................         -          -          -          -          -         -
  Surrenders, withdrawals and death
   benefits.............................    (8,320)      (604)    (4,758)    (7,018)    (1,168)   (1,953)
  Net transfers between other
   subaccounts or fixed rate
   option...............................   (18,348)   (32,410)   (14,990)     9,934    (29,679)   32,309
  Other charges.........................      (304)      (596)    (1,222)    (1,212)      (621)     (421)
                                          --------   --------   --------   --------   --------   -------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................   (26,972)   (33,610)   (20,970)     1,704    (31,468)   39,935
                                          --------   --------   --------   --------   --------   -------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................   (23,946)   (15,803)    10,513         49    (31,670)   54,706

NET ASSETS
  Beginning of period...................    53,848     69,651    144,154    144,105     86,523    31,817
                                          --------   --------   --------   --------   --------   -------
  End of period.........................  $ 29,902   $ 53,848   $154,667   $144,154   $ 54,853   $86,523
                                          ========   ========   ========   ========   ========   =======

  Beginning units.......................     3,842      6,471     14,357     14,160      5,388     2,741
  Units issued..........................        31          -        982      2,802        439     3,947
  Units redeemed........................    (1,908)    (2,629)    (2,839)    (2,605)    (2,434)   (1,300)
                                          --------   --------   --------   --------   --------   -------
  Ending units..........................     1,965      3,842     12,500     14,357      3,393     5,388
                                          ========   ========   ========   ========   ========   =======

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A47

                                SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------
     PROFUND VP             PROFUND VP            PROFUND VP            PROFUND VP
   SMALL-CAP VALUE      TELECOMMUNICATIONS         UTILITIES         LARGE-CAP GROWTH
--------------------   --------------------  --------------------  --------------------
01/01/2014 01/01/2013  01/01/2014 01/01/2013 01/01/2014 01/01/2013 01/01/2014 01/01/2013
    TO         TO          TO         TO         TO         TO         TO         TO
12/31/2014 12/31/2013  12/31/2014 12/31/2013 12/31/2014 12/31/2013 12/31/2014 12/31/2013
---------- ----------  ---------- ---------- ---------- ---------- ---------- ----------
 $  (224)   $   (254)   $  3,706   $  3,744   $    250   $  2,466   $   (619)  $   (601)
     619           -           -     11,477          -          -          -          -
   1,210       4,279      10,150     16,444     20,066     12,853      6,240      4,946
    (405)      2,153     (14,501)   (10,214)     8,422      8,706     (1,975)     7,935
 -------    --------    --------   --------   --------   --------   --------   --------

   1,200       6,178        (645)    21,451     28,738     24,025      3,646     12,280
 -------    --------    --------   --------   --------   --------   --------   --------

       -           -           -          -          -          -          -          -
       -           -           -          -          -          -          -          -

    (885)          -     (15,974)   (24,586)   (16,003)   (24,498)   (13,805)         -
    (333)    (11,055)    (54,730)   (67,161)   (80,541)   (25,538)    65,357    (12,990)
    (123)       (170)     (1,050)    (2,105)    (1,182)    (1,977)      (356)      (367)
 -------    --------    --------   --------   --------   --------   --------   --------

  (1,341)    (11,225)    (71,754)   (93,852)   (97,726)   (52,013)    51,196    (13,357)
 -------    --------    --------   --------   --------   --------   --------   --------

    (141)     (5,047)    (72,399)   (72,401)   (68,988)   (27,988)    54,842     (1,077)

  15,436      20,483     174,197    246,598    183,633    211,621     48,108     49,185
 -------    --------    --------   --------   --------   --------   --------   --------
 $15,295    $ 15,436    $101,798   $174,197   $114,645   $183,633   $102,950   $ 48,108
 =======    ========    ========   ========   ========   ========   ========   ========

   1,026       1,847      15,616     24,409     17,553     22,559      3,468      4,585
   2,974         622       4,245      3,995      2,703      3,465      5,545      2,739
  (3,025)     (1,443)    (10,650)   (12,788)   (11,444)    (8,471)    (2,366)    (3,856)
 -------    --------    --------   --------   --------   --------   --------   --------
     975       1,026       9,211     15,616      8,812     17,553      6,647      3,468
 =======    ========    ========   ========   ========   ========   ========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A48

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                       SUBACCOUNTS
                                         ----------------------------------------------------------------------

                                              PROFUND VP                                  AST BOSTON PARTNERS
                                            LARGE-CAP VALUE    AST BOND PORTFOLIO 2020  LARGE-CAP VALUE PORTFOLIO
                                         --------------------  -----------------------  -----------------------
                                         01/01/2014 01/01/2013  01/01/2014  01/01/2013   01/01/2014   01/01/2013
                                             TO         TO          TO          TO           TO           TO
                                         12/31/2014 12/31/2013  12/31/2014  12/31/2013   12/31/2014   12/31/2013
                                         ---------- ---------- -----------  ----------  -----------   ----------
OPERATIONS
  Net investment income (loss)..........  $   (417)  $   (483) $   (83,316) $  (37,837) $  (168,238)  $ (134,368)
  Capital gains distributions
   received.............................         -          -            -           -            -            -
  Realized gain (loss) on shares
   redeemed.............................    13,811      7,019       61,915     (25,305)     358,341      315,860
  Net change in unrealized gain (loss)
   on investments.......................    (9,461)    12,858      179,486     (66,186)     643,128    1,769,724
                                          --------   --------  -----------  ----------  -----------   ----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................     3,933     19,394      158,085    (129,328)     833,231    1,951,216
                                          --------   --------  -----------  ----------  -----------   ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........         -          -            -           -      152,181      284,135
  Annuity Payments......................         -          -            -           -            -            -
  Surrenders, withdrawals and death
   benefits.............................   (11,165)      (813)    (371,994)    (12,504)    (169,613)     (91,700)
  Net transfers between other
   subaccounts or fixed rate
   option...............................   (25,583)   (19,813)    (806,795)  4,473,863      428,334    1,649,079
  Other charges.........................      (419)      (723)        (496)       (103)     (92,317)     (76,092)
                                          --------   --------  -----------  ----------  -----------   ----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................   (37,167)   (21,349)  (1,179,285)  4,461,256      318,585    1,765,422
                                          --------   --------  -----------  ----------  -----------   ----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................   (33,234)    (1,955)  (1,021,200)  4,331,928    1,151,816    3,716,638

NET ASSETS
  Beginning of period...................    73,442     75,397    4,466,866     134,938    9,817,337    6,100,699
                                          --------   --------  -----------  ----------  -----------   ----------
  End of period.........................  $ 40,208   $ 73,442  $ 3,445,666  $4,466,866  $10,969,153   $9,817,337
                                          ========   ========  ===========  ==========  ===========   ==========

  Beginning units.......................     6,313      8,294      380,207      10,681      694,120      556,714
  Units issued..........................        55        192      188,733     560,578      143,831      333,046
  Units redeemed........................    (3,193)    (2,173)    (286,513)   (191,052)    (121,254)    (195,640)
                                          --------   --------  -----------  ----------  -----------   ----------
  Ending units..........................     3,175      6,313      282,427     380,207      716,697      694,120
                                          ========   ========  ===========  ==========  ===========   ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A49

                                      SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------
                                                                                   WELLS FARGO ADVANTAGE VT
 AST JENNISON LARGE-CAP                                                            INTERNATIONAL EQUITY
    GROWTH PORTFOLIO           AST BOND PORTFOLIO 2017   AST BOND PORTFOLIO 2021      FUND - CLASS 1
------------------------      ------------------------  -------------------------  -----------------------
 01/01/2014     01/01/2013     01/01/2014   01/01/2013   01/01/2014   01/01/2013   01/01/2014   01/01/2013
     TO             TO             TO           TO           TO           TO           TO           TO
 12/31/2014     12/31/2013     12/31/2014   12/31/2013   12/31/2014   12/31/2013   12/31/2014   12/31/2013
-----------    -----------    -----------  -----------  -----------  ------------  ----------   ----------
$  (247,807)   $  (207,206)   $  (266,442) $  (392,468) $  (250,609) $   (367,038)  $    627    $  (1,000)
          -              -              -            -            -             -      1,155        2,489
    806,360        542,839        171,195      457,506      213,059     1,029,654        540       19,581
    628,344      3,319,379         20,683     (743,479)     561,324    (2,044,559)    (5,861)      (2,707)
-----------    -----------    -----------  -----------  -----------  ------------   --------    ---------

  1,186,897      3,655,012        (74,564)    (678,441)     523,774    (1,381,943)    (3,539)      18,363
-----------    -----------    -----------  -----------  -----------  ------------   --------    ---------

    773,162        644,722          1,396            -            -           111          -           71
          -              -              -      (36,290)           -             -          -            -
   (199,806)      (185,278)      (499,330)    (467,799)    (666,013)     (631,660)    (8,318)    (183,833)
  1,027,040       (364,441)    (1,620,334)  (7,313,714)   4,802,940   (17,391,882)     1,065       (1,886)
   (135,132)      (115,303)        (3,325)      (4,315)      (3,296)       (5,030)       (29)         (26)
-----------    -----------    -----------  -----------  -----------  ------------   --------    ---------

  1,465,264        (20,300)    (2,121,593)  (7,822,118)   4,133,631   (18,028,461)    (7,282)    (185,674)
-----------    -----------    -----------  -----------  -----------  ------------   --------    ---------

  2,652,161      3,634,712     (2,196,157)  (8,500,559)   4,657,405   (19,410,404)   (10,821)    (167,311)

 14,244,657     10,609,945     13,346,346   21,846,905    8,756,222    28,166,626     52,413      219,724
-----------    -----------    -----------  -----------  -----------  ------------   --------    ---------
$16,896,818    $14,244,657    $11,150,189  $13,346,346  $13,413,627  $  8,756,222   $ 41,592    $  52,413
===========    ===========    ===========  ===========  ===========  ============   ========    =========

    878,717        875,800      1,176,979    1,846,896      732,246     2,129,378      3,230       15,969
    324,152        305,757        417,100      718,114      904,083       616,179         67           39
   (230,429)      (302,840)      (603,241)  (1,388,031)    (570,764)   (2,013,311)      (542)     (12,778)
-----------    -----------    -----------  -----------  -----------  ------------   --------    ---------
    972,440        878,717        990,838    1,176,979    1,065,565       732,246      2,755        3,230
===========    ===========    ===========  ===========  ===========  ============   ========    =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A50

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                      SUBACCOUNTS
                                         --------------------------------------------------------------------------
                                         WELLS FARGO ADVANTAGE VT WELLS FARGO ADVANTAGE VT
                                             OMEGA GROWTH            SMALL CAP VALUE
                                            FUND - CLASS 1           FUND - CLASS 1         AST BOND PORTFOLIO 2022
                                         -----------------------  -----------------------  ------------------------
                                         01/01/2014   01/01/2013  01/01/2014   01/01/2013   01/01/2014   01/01/2013
                                             TO           TO          TO           TO           TO           TO
                                         12/31/2014   12/31/2013  12/31/2014   12/31/2013   12/31/2014   12/31/2013
                                         ----------   ----------  ----------   ----------  -----------  -----------
OPERATIONS
  Net investment income (loss)..........  $ (5,435)   $  (4,650)   $  (687)     $  (466)   $  (238,109) $  (372,692)
  Capital gains distributions
   received.............................    61,110       22,144          -            -              -            -
  Realized gain (loss) on shares
   redeemed.............................     2,236       51,518      2,074        1,813        104,393      205,197
  Net change in unrealized gain (loss)
   on investments.......................   (50,565)      35,658        600        6,670      1,074,534   (1,835,272)
                                          --------    ---------    -------      -------    -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................     7,346      104,670      1,987        8,017        940,818   (2,002,767)
                                          --------    ---------    -------      -------    -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........         -            -          -            -          4,302            -
  Annuity Payments......................         -            -          -            -              -            -
  Surrenders, withdrawals and death
   benefits.............................         -     (147,441)    (4,773)      (5,240)    (1,118,429)  (2,572,577)
  Net transfers between other
   subaccounts or fixed rate
   option...............................      (802)      (4,873)         -            -     (2,766,124)  (4,367,761)
  Other charges.........................         -            -       (198)        (202)        (3,420)      (4,232)
                                          --------    ---------    -------      -------    -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................      (802)    (152,314)    (4,971)      (5,442)    (3,883,671)  (6,944,570)
                                          --------    ---------    -------      -------    -----------  -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................     6,544      (47,644)    (2,984)       2,575     (2,942,853)  (8,947,337)

NET ASSETS
  Beginning of period...................   317,617      365,261     65,337       62,762     12,611,489   21,558,826
                                          --------    ---------    -------      -------    -----------  -----------
  End of period.........................  $324,161    $ 317,617    $62,353      $65,337    $ 9,668,636  $12,611,489
                                          ========    =========    =======      =======    ===========  ===========

  Beginning units.......................   106,550      168,936      4,760        5,173      1,150,052    1,736,527
  Units issued..........................       272            -          -            -        253,515      974,134
  Units redeemed........................      (531)     (62,386)      (347)        (413)      (588,250)  (1,560,609)
                                          --------    ---------    -------      -------    -----------  -----------
  Ending units..........................   106,291      106,550      4,413        4,760        815,317    1,150,052
                                          ========    =========    =======      =======    ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A51

                                     SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------
   AST QUANTITATIVE        AST BLACKROCK GLOBAL     WELLS FARGO ADVANTAGE VT   AST PRUDENTIAL CORE BOND
  MODELING PORTFOLIO       STRATEGIES PORTFOLIO     OPPORTUNITY FUND - CLASS 1        PORTFOLIO
---------------------   --------------------------  -------------------------  -----------------------
01/01/2014  01/01/2013   01/01/2014    01/01/2013   01/01/2014    01/01/2013    01/01/2014  01/01/2013
    TO          TO           TO            TO           TO            TO            TO          TO
12/31/2014  12/31/2013   12/31/2014    12/31/2013   12/31/2014    12/31/2013    12/31/2014  12/31/2013
----------  ----------  ------------  ------------  ----------    ----------   -----------  ----------
$  (38,811)  $ (2,120)  $ (1,994,234) $ (1,679,417)  $ (2,446)     $ (2,298)   $  (128,765) $ (110,946)
         -          -              -             -          -             -              -           -
    16,269      6,049      1,645,536       763,114      5,379        20,672         51,306      14,283
   159,423     23,479      4,198,572     9,898,160     12,031        27,537        460,266    (183,306)
----------   --------   ------------  ------------   --------      --------    -----------  ----------

   136,881     27,408      3,849,874     8,981,857     14,964        45,911        382,807    (279,969)
----------   --------   ------------  ------------   --------      --------    -----------  ----------

 4,272,481    151,164     15,020,464    25,858,365          -             -        972,764     546,666
         -          -              -             -          -             -              -           -
   (23,059)        (1)    (4,389,909)   (3,405,159)    (9,330)      (78,380)      (307,275)   (152,476)
   700,951    173,081     (1,575,746)        3,442     (1,390)       (2,038)     2,250,165     820,257
    (1,194)       (61)    (1,060,011)     (813,238)       (42)          (31)       (91,794)    (75,697)
----------   --------   ------------  ------------   --------      --------    -----------  ----------

 4,949,179    324,183      7,994,798    21,643,410    (10,762)      (80,449)     2,823,860   1,138,750
----------   --------   ------------  ------------   --------      --------    -----------  ----------

 5,086,060    351,591     11,844,672    30,625,267      4,202       (34,538)     3,206,667     858,781

   425,252     73,661    117,339,292    86,714,025    175,154       209,692      7,694,095   6,835,314
----------   --------   ------------  ------------   --------      --------    -----------  ----------
$5,511,312   $425,252   $129,183,964  $117,339,292   $179,356      $175,154    $10,900,762  $7,694,095
==========   ========   ============  ============   ========      ========    ===========  ==========

    35,927      7,416     10,679,775     8,594,013     11,158        17,208        751,047     643,150
   479,419     31,530      1,777,498     3,110,308          -             -        441,649     561,827
   (44,720)    (3,019)    (1,045,999)   (1,024,546)      (662)       (6,050)      (172,875)   (453,930)
----------   --------   ------------  ------------   --------      --------    -----------  ----------
   470,626     35,927     11,411,274    10,679,775     10,496        11,158      1,019,821     751,047
==========   ========   ============  ============   ========      ========    ===========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A52

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                          SUBACCOUNTS
                                         -----------------------------------------------------------------------------
                                                                                              AST FRANKLIN TEMPLETON
                                          AST NEUBERGER BERMAN            AST BOND                FOUNDING FUNDS
                                           CORE BOND PORTFOLIO         PORTFOLIO 2023          ALLOCATION PORTFOLIO
                                         ----------------------  -------------------------  --------------------------
                                         01/01/2014  01/01/2013   01/01/2014    01/01/2013   01/01/2014    01/01/2013
                                             TO          TO           TO            TO           TO            TO
                                         12/31/2014  12/31/2013   12/31/2014    12/31/2013   12/31/2014    12/31/2013
                                         ----------  ----------  ------------  -----------  ------------  ------------
OPERATIONS
  Net investment income (loss).......... $  (93,820) $  (66,172) $   (506,229) $  (475,320) $ (4,645,370) $ (4,206,332)
  Capital gains distributions
   received.............................          -           -             -            -             -             -
  Realized gain (loss) on shares
   redeemed.............................     73,639      (1,583)      833,343     (927,982)    4,101,636     2,723,691
  Net change in unrealized gain (loss)
   on investments.......................    213,948    (105,926)    2,263,054   (1,038,596)    4,829,715    52,339,337
                                         ----------  ----------  ------------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................    193,767    (173,681)    2,590,168   (2,441,898)    4,285,981    50,856,696
                                         ----------  ----------  ------------  -----------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........    106,608     117,870             -            -     2,879,340    17,591,743
  Annuity Payments......................          -           -             -     (801,538)            -             -
  Surrenders, withdrawals and death
   benefits.............................   (154,830)    (78,783)   (1,679,543)  (1,797,099)   (6,075,907)   (4,537,033)
  Net transfers between other
   subaccounts or fixed rate
   option...............................   (828,229)  2,381,969   (19,945,049)  35,155,070    (3,121,039)    9,717,037
  Other charges.........................    (50,472)    (36,706)       (6,115)      (9,618)   (2,646,740)   (2,395,627)
                                         ----------  ----------  ------------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................   (926,923)  2,384,350   (21,630,707)  32,546,815    (8,964,346)   20,376,120
                                         ----------  ----------  ------------  -----------  ------------  ------------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................   (733,156)  2,210,669   (19,040,539)  30,104,917    (4,678,365)   71,232,816

NET ASSETS
  Beginning of period...................  5,831,901   3,621,232    34,013,364    3,908,447   280,960,445   209,727,629
                                         ----------  ----------  ------------  -----------  ------------  ------------
  End of period......................... $5,098,745  $5,831,901  $ 14,972,825  $34,013,364  $276,282,080  $280,960,445
                                         ==========  ==========  ============  ===========  ============  ============

  Beginning units.......................    588,050     348,513     3,733,052      376,166    21,361,537    19,510,744
  Units issued..........................    160,228     365,051       374,315    7,536,923       848,888     4,662,450
  Units redeemed........................   (251,048)   (125,514)   (2,614,568)  (4,180,037)   (1,516,122)   (2,811,657)
                                         ----------  ----------  ------------  -----------  ------------  ------------
  Ending units..........................    497,230     588,050     1,492,799    3,733,052    20,694,303    21,361,537
                                         ==========  ==========  ============  ===========  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A53

                                    SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------
                             AST WESTERN ASSET
    AST NEW DISCOVERY        EMERGING MARKETS        AST MFS LARGE-CAP            AST BOND
ASSET ALLOCATION PORTFOLIO    DEBT PORTFOLIO          VALUE PORTFOLIO          PORTFOLIO 2024
------------------------   --------------------   ----------------------  -----------------------
 01/01/2014    01/01/2013  01/01/2014 01/01/2013  01/01/2014  01/01/2013  01/01/2014  01/02/2013*
     TO            TO          TO         TO          TO          TO          TO          TO
 12/31/2014    12/31/2013  12/31/2014 12/31/2013  12/31/2014  12/31/2013  12/31/2014  12/31/2013
-----------   -----------  ---------- ----------  ----------  ----------  ----------  -----------
$  (724,089)  $  (514,748)  $ (1,942)  $ (1,317)  $  (26,531) $   (9,730) $ (149,320) $  (105,731)
          -             -          -          -            -           -           -            -
    752,924       619,730       (497)      (249)      53,992      12,759     230,527     (250,204)
  1,462,200     4,854,216     (2,659)    (8,278)     115,503     142,201     869,375     (268,258)
-----------   -----------   --------   --------   ----------  ----------  ----------  -----------

  1,491,035     4,959,198     (5,098)    (9,844)     142,964     145,230     950,582     (624,193)
-----------   -----------   --------   --------   ----------  ----------  ----------  -----------

  9,596,453    10,226,358    124,152     57,841      113,351      45,805          63            -
          -             -          -          -            -           -           -            -
 (1,226,221)     (528,411)   (27,493)    (3,581)     (41,561)     (1,195)   (680,790)    (351,980)
  1,100,264     1,522,326     30,910       (657)     263,339   1,137,700     156,598   10,021,237
   (443,824)     (304,247)      (111)        (4)     (13,808)     (5,406)     (3,098)         (24)
-----------   -----------   --------   --------   ----------  ----------  ----------  -----------

  9,026,672    10,916,026    127,458     53,599      321,321   1,176,904    (527,227)   9,669,233
-----------   -----------   --------   --------   ----------  ----------  ----------  -----------

 10,517,707    15,875,224    122,360     43,755      464,285   1,322,134     423,355    9,045,040

 39,475,781    23,600,557    111,451     67,696    1,362,331      40,197   9,045,040            -
-----------   -----------   --------   --------   ----------  ----------  ----------  -----------
$49,993,488   $39,475,781   $233,811   $111,451   $1,826,616  $1,362,331  $9,468,395  $ 9,045,040
===========   ===========   ========   ========   ==========  ==========  ==========  ===========

  3,287,594     2,285,241     11,864      6,510      101,261       3,943   1,035,240            -
  1,230,951     1,661,174     17,171      7,871       62,507     127,375     781,487    2,104,496
   (468,705)     (658,821)    (4,225)    (2,517)     (37,751)    (30,057)   (851,063)  (1,069,256)
-----------   -----------   --------   --------   ----------  ----------  ----------  -----------
  4,049,840     3,287,594     24,810     11,864      126,017     101,261     965,664    1,035,240
===========   ===========   ========   ========   ==========  ==========  ==========  ===========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A54

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                      SUBACCOUNTS
                                         --------------------------------------------------------------------------
                                            AST AQR EMERGING          AST CLEARBRIDGE          AST QMA EMERGING
                                         MARKETS EQUITY PORTFOLIO DIVIDEND GROWTH PORTFOLIO MARKETS EQUITY PORTFOLIO
                                         -----------------------  ------------------------  -----------------------
                                         01/01/2014  02/25/2013*  01/01/2014   02/25/2013*  01/01/2014  02/25/2013*
                                             TO          TO           TO           TO           TO          TO
                                         12/31/2014  12/31/2013   12/31/2014   12/31/2013   12/31/2014  12/31/2013
                                         ----------  -----------  ----------   -----------  ----------  -----------
OPERATIONS
  Net investment income (loss)..........  $ (1,408)    $  (208)   $  (53,959)  $  (11,171)   $   (470)    $   (75)
  Capital gains distributions
   received.............................         -           -             -            -           -           -
  Realized gain (loss) on shares
   redeemed.............................       130          (5)       34,260        3,153      (1,862)          4
  Net change in unrealized gain (loss)
   on investments.......................    (6,447)        465       409,081      145,263     (10,908)        612
                                          --------     -------    ----------   ----------    --------     -------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................    (7,725)        252       389,382      137,245     (13,240)        541
                                          --------     -------    ----------   ----------    --------     -------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........    75,834      15,901       538,104      171,320     115,180       2,248
  Annuity Payments......................         -           -             -            -           -           -
  Surrenders, withdrawals and death
   benefits.............................    (4,340)       (467)      (28,746)      (2,892)       (277)          -
  Net transfers between other
   subaccounts or fixed rate
   option...............................    33,581      37,041     2,567,829    1,593,200      32,649      10,504
  Other charges.........................       (56)         (3)      (19,600)      (3,973)       (135)          -
                                          --------     -------    ----------   ----------    --------     -------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................   105,019      52,472     3,057,587    1,757,655     147,417      12,752
                                          --------     -------    ----------   ----------    --------     -------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................    97,294      52,724     3,446,969    1,894,900     134,177      13,293

NET ASSETS
  Beginning of period...................    52,724           -     1,894,900            -      13,293           -
                                          --------     -------    ----------   ----------    --------     -------
  End of period.........................  $150,018     $52,724    $5,341,869   $1,894,900    $147,470     $13,293
                                          ========     =======    ==========   ==========    ========     =======

  Beginning units.......................     5,217           -       162,540            -       1,383           -
  Units issued..........................    11,646       5,263       289,039      179,324      16,771       1,383
  Units redeemed........................    (1,367)        (46)      (40,605)     (16,784)     (2,468)          -
                                          --------     -------    ----------   ----------    --------     -------
  Ending units..........................    15,496       5,217       410,974      162,540      15,686       1,383
                                          ========     =======    ==========   ==========    ========     =======

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A55

                                       SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
  AST MULTI-SECTOR FIXED      AST BLACKROCK ISHARES   AST FRANKLIN TEMPLETON FOUNDING   AST DEFENSIVE ASSET
     INCOME PORTFOLIO             ETF PORTFOLIO         FUNDS PLUS PORTFOLIO            ALLOCATION PORTFOLIO
-------------------------    -----------------------  ------------------------------  -----------------------
 01/01/2014     02/25/2013*   01/01/2014  04/29/2013*  01/01/2014     04/29/2013*      01/01/2014  04/29/2013*
     TO             TO            TO          TO           TO             TO               TO          TO
 12/31/2014     12/31/2013    12/31/2014  12/31/2013   12/31/2014     12/31/2013       12/31/2014  12/31/2013
------------    -----------  -----------  -----------  -----------    -----------     -----------  -----------
$ (4,316,992)   $  (463,989) $  (202,628) $  (41,833) $  (634,374)    $  (126,281)    $  (258,440) $  (45,980)
           -              -            -           -            -               -               -           -
      15,388          3,693       55,943      15,329      176,721          55,093         172,383      16,653
  20,119,763        744,306      325,129     335,429      231,544       1,249,276         500,699     124,024
------------    -----------  -----------  ----------   -----------     -----------    -----------  ----------

  15,818,159        284,010      178,444     308,925     (226,109)      1,178,088         414,642      94,697
------------    -----------  -----------  ----------   -----------     -----------    -----------  ----------

 247,836,419     97,629,901    8,365,718   6,188,541   25,697,911      12,876,967      11,263,105   6,890,559
           -              -            -           -            -               -               -           -
  (6,912,616)      (618,806)    (304,231)   (190,091)    (626,447)        (45,531)       (230,370)    (66,529)
           -              -      960,144   1,387,137    6,852,215       7,800,752         976,560     650,795
     (23,301)             -     (122,395)    (17,354)    (402,097)        (60,218)       (142,685)    (19,724)
------------    -----------  -----------  ----------   -----------     -----------    -----------  ----------

 240,900,502     97,011,095    8,899,236   7,368,233   31,521,582      20,571,970      11,866,610   7,455,101
------------    -----------  -----------  ----------   -----------     -----------    -----------  ----------

 256,718,661     97,295,105    9,077,680   7,677,158   31,295,473      21,750,058      12,281,252   7,549,798

  97,295,105              -    7,677,158           -   21,750,058               -       7,549,798           -
------------    -----------  -----------  ----------   -----------     -----------    -----------  ----------
$354,013,766    $97,295,105  $16,754,838  $7,677,158  $53,045,531     $21,750,058     $19,831,050  $7,549,798
============    ===========  ===========  ==========   ===========     ===========    ===========  ==========

  10,227,971              -      731,026           -    2,010,639               -         779,127           -
  25,443,688     11,057,341      959,163     825,859    3,379,784       2,218,314       2,242,177   1,105,033
  (1,547,566)      (829,370)    (125,313)    (94,833)    (534,723)       (207,675)     (1,041,077)   (325,906)
------------    -----------  -----------  ----------   -----------     -----------    -----------  ----------
  34,124,093     10,227,971    1,564,876     731,026    4,855,700       2,010,639       1,980,227     779,127
============    ===========  ===========  ==========   ===========     ===========    ===========  ==========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A56

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                       SUBACCOUNTS
                                         ----------------------------------------------------------------------

                                                                                                    AST T. ROWE
                                                                                        AST BOND   PRICE GROWTH
                                           AST AQR LARGE-CAP      AST QMA LARGE-CAP     PORTFOLIO  OPPORTUNITIES
                                               PORTFOLIO              PORTFOLIO           2025       PORTFOLIO
                                         ---------------------  ---------------------  ----------- -------------
                                         01/01/2014 04/29/2013* 01/01/2014 04/29/2013* 01/02/2014*  02/10/2014*
                                             TO         TO          TO         TO          TO           TO
                                         12/31/2014 12/31/2013  12/31/2014 12/31/2013  12/31/2014   12/31/2014
                                         ---------- ----------- ---------- ----------- ----------- -------------
OPERATIONS
  Net investment income (loss).......... $  (3,354)  $ (1,191)   $   (406)   $  (16)   $  (15,830)  $  (119,309)
  Capital gains distributions
   received.............................         -          -           -         -             -             -
  Realized gain (loss) on shares
   redeemed.............................    33,045      5,893         738         1        10,163           237
  Net change in unrealized gain (loss)
   on investments.......................     7,396     31,855       4,453       444       112,826       428,738
                                         ---------   --------    --------    ------    ----------   -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................    37,087     36,557       4,785       429       107,159       309,666
                                         ---------   --------    --------    ------    ----------   -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........    84,621      4,320      59,863     3,043             -    17,631,838
  Annuity Payments......................         -          -           -         -             -             -
  Surrenders, withdrawals and death
   benefits.............................         -          -        (175)        -       (12,375)     (181,472)
  Net transfers between other
   subaccounts or fixed rate
   option...............................  (522,442)   816,494     101,925         -     3,150,883       355,376
  Other charges.........................      (214)       (82)        (30)        -           (20)      (71,048)
                                         ---------   --------    --------    ------    ----------   -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................  (438,035)   820,732     161,583     3,043     3,138,488    17,734,694
                                         ---------   --------    --------    ------    ----------   -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................  (400,948)   857,289     166,368     3,472     3,245,647    18,044,360

NET ASSETS
  Beginning of period...................   857,289          -       3,472         -             -             -
                                         ---------   --------    --------    ------    ----------   -----------
  End of period......................... $ 456,341   $857,289    $169,840    $3,472    $3,245,647   $18,044,360
                                         =========   ========    ========    ======    ==========   ===========

  Beginning units.......................    73,551          -         297         -             -             -
  Units issued..........................    59,494    149,619      14,455       297       342,136     1,804,274
  Units redeemed........................   (97,939)   (76,068)     (1,637)        -       (54,575)      (89,036)
                                         ---------   --------    --------    ------    ----------   -----------
  Ending units..........................    35,106     73,551      13,115       297       287,561     1,715,238
                                         =========   ========    ========    ======    ==========   ===========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A57

                                               SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
AST GOLDMAN
SACHS GLOBAL    AST T. ROWE    AST PRUDENTIAL AST BLACKROCK   AST FRANKLIN
   GROWTH    PRICE DIVERSIFIED    FLEXIBLE     MULTI-ASSET    TEMPLETON K2   AST MANAGED AST MANAGED  AST FQ ABSOLUTE
 ALLOCATION     REAL GROWTH    MULTI-STRATEGY    INCOME     GLOBAL ABSOLUTE    EQUITY    FIXED-INCOME RETURN CURRENCY
 PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO   RETURN PORTFOLIO  PORTFOLIO   PORTFOLIO      PORTFOLIO
------------ ----------------- -------------- ------------- ---------------- ----------- ------------ ---------------
04/28/2014*     04/28/2014*     04/28/2014*    04/28/2014*    04/28/2014*    04/28/2014* 04/28/2014*    04/28/2014*
     TO             TO               TO            TO              TO            TO           TO            TO
 12/31/2014     12/31/2014       12/31/2014    12/31/2014      12/31/2014    12/31/2014   12/31/2014    12/31/2014
------------ ----------------- -------------- ------------- ---------------- ----------- ------------ ---------------
  $ (1,607)     $   (2,332)      $   (2,160)   $   (1,902)      $   (728)     $   (324)   $   (2,928)     $   (62)
         -               -                -             -              -             -             -            -
      (160)            136              212          (370)          (245)          648          (189)         (45)
       490          19,773           22,962        (9,478)        (7,541)       (1,253)       (8,420)      (3,065)
  --------      ----------       ----------    ----------       --------      --------    ----------      -------

    (1,277)         17,577           21,014       (11,750)        (8,514)         (929)      (11,537)      (3,172)
  --------      ----------       ----------    ----------       --------      --------    ----------      -------

   816,653       1,637,358        1,087,330     1,008,153        431,044       318,272     1,243,529       43,906
         -               -                -             -              -             -             -            -
      (671)         (3,800)          (2,729)       (1,895)          (290)         (171)       (1,598)           -
    23,440          (1,390)          (3,744)        1,312          8,506       (42,728)        1,365         (918)
      (912)         (1,013)          (1,284)         (998)          (408)         (111)       (1,917)          (9)
  --------      ----------       ----------    ----------       --------      --------    ----------      -------

   838,510       1,631,155        1,079,573     1,006,572        438,852       275,262     1,241,379       42,979
  --------      ----------       ----------    ----------       --------      --------    ----------      -------

   837,233       1,648,732        1,100,587       994,822        430,338       274,333     1,229,842       39,807

         -               -                -             -              -             -             -            -
  --------      ----------       ----------    ----------       --------      --------    ----------      -------
  $837,233      $1,648,732       $1,100,587    $  994,822       $430,338      $274,333    $1,229,842      $39,807
  ========      ==========       ==========    ==========       ========      ========    ==========      =======

         -               -                -             -              -             -             -            -
    82,554         160,044          105,699       100,829         46,020        30,765       129,751        4,405
      (832)           (829)          (1,329)       (1,000)        (1,615)       (4,107)       (7,040)        (304)
  --------      ----------       ----------    ----------       --------      --------    ----------      -------
    81,722         159,215          104,370        99,829         44,405        26,658       122,711        4,101
  ========      ==========       ==========    ==========       ========      ========    ==========      =======

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A58

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                             SUBACCOUNTS
                                         --------------------------------------------------
                                               AST             AST               AST
                                         JENNISON GLOBAL  GOLDMAN SACHS       LEGG MASON
                                         INFRASTRUCTURE  STRATEGIC INCOME DIVERSIFIED GROWTH
                                            PORTFOLIO       PORTFOLIO         PORTFOLIO
                                         --------------- ---------------- ------------------
                                           04/28/2014*     04/28/2014*       11/24/2014*
                                               TO               TO                TO
                                           12/31/2014       12/31/2014        12/31/2014
                                         --------------- ---------------- ------------------
OPERATIONS
  Net investment income (loss)..........     $  (107)        $  (140)          $   (13)
  Capital gains distributions
   received.............................           -               -                 -
  Realized gain (loss) on shares
   redeemed.............................        (555)            (15)                -
  Net change in unrealized gain (loss)
   on investments.......................      (1,402)         (1,358)             (147)
                                             -------         -------           -------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................      (2,064)         (1,513)             (160)
                                             -------         -------           -------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........      60,780          92,605            48,957
  Annuity Payments......................           -               -                 -
  Surrenders, withdrawals and death
   benefits.............................           -               -                 -
  Net transfers between other
   subaccounts or fixed rate
   option...............................       9,378             (19)                -
  Other charges.........................         (52)            (55)                -
                                             -------         -------           -------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................      70,106          92,531            48,957
                                             -------         -------           -------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................      68,042          91,018            48,797

NET ASSETS
  Beginning of period...................           -               -                 -
                                             -------         -------           -------
  End of period.........................     $68,042         $91,018           $48,797
                                             =======         =======           =======

  Beginning units.......................           -               -                 -
  Units issued..........................       7,478           9,614             4,907
  Units redeemed........................        (941)           (259)                -
                                             -------         -------           -------
  Ending units..........................       6,537           9,355             4,907
                                             =======         =======           =======

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A59

                       NOTES TO FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 2014

NOTE 1: GENERAL

        Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account") was established on May 20, 1996 under New Jersey law as a separate investment account of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), which is a wholly-owned subsidiary of Pruco Life Insurance Company (an Arizona domiciled company) which is wholly-owned by The Prudential Insurance Company of America ("Prudential"). Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Pruco Life of New Jersey's other assets and liabilities. Proceeds from purchases of the following variable annuity contracts are invested in the Account (individually, the "Contract" and collectively, the "Contracts"). The portion of the Account's assets applicable to the Contracts listed below is not chargeable with liabilities arising out of any other business Pruco Life of New Jersey may conduct.

        Strategic Partners Variable Annuity One
        Strategic Partners Variable Annuity One 3
        Strategic Partners Select
        Strategic Partners Advisor
        Strategic Partners Plus
        Strategic Partners FlexElite
        Discovery Select and Discovery Choice Variable Annuity Contracts Prudential Premier B, L, X Series
        Prudential Premier Bb Series
        Prudential Premier Retirement X, B, L, C Series
        Prudential Premier Advisor
        Prudential Premier Retirement Variable Annuity
        Prudential Defined Income Annuity
        Prudential Premier Investment Variable Annuity B, C Series

        The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the Contracts. There are one hundred thirty six subaccounts within the Account, of which one hundred thirty four had activity during 2014. Each Contract offers the option to invest in various subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (individually, a "Portfolio" and collectively, the "Portfolios"). Investment options vary by Contracts.

        The name of each Portfolio and the corresponding subaccount name are as follows:

        Prudential Money Market Portfolio
        Prudential Diversified Bond Portfolio
        Prudential Equity Portfolio
        Prudential Value Portfolio
        Prudential High Yield Bond Portfolio
        Prudential Stock Index Portfolio
        Prudential Global Portfolio
        Prudential Jennison Portfolio
        Prudential Small Capitalization Stock Portfolio
        T. Rowe Price International Stock Portfolio
        T. Rowe Price Equity Income Portfolio - Investor Class Invesco V.I. Core Equity Fund -Series I
        Janus Aspen Janus Portfolio - Institutional Shares
        Janus Aspen Overseas Portfolio - Institutional Shares MFS(R) Research Series - Initial Class
        MFS(R) Growth Series - Initial Class
        VP Value Fund - Class I
        Franklin Small-Mid Cap Growth VIP Fund - Class 2 Prudential Jennison 20/20 Focus Portfolio
        Davis Value Portfolio
        AllianceBernstein VPS Large Cap Growth Portfolio - Class B Prudential SP Small Cap Value Portfolio
        Janus Aspen Janus Portfolio - Service Shares
        Prudential SP Prudential U.S. Emerging Growth Portfolio Prudential SP International Growth Portfolio
        Prudential SP International Value Portfolio
        AST Goldman Sachs Large-Cap Value Portfolio
        AST Schroders Multi-Asset World Strategies Portfolio
        AST Cohen & Steers Realty Portfolio
        AST J.P. Morgan Strategic Opportunities Portfolio
        AST Herndon Large-Cap Value Portfolio
        AST High Yield Portfolio
        AST Small-Cap Growth Opportunities Portfolio
        AST Mid-Cap Value Portfolio
        AST Small-Cap Value Portfolio
        AST Goldman Sachs Concentrated Growth Portfolio**
        AST Goldman Sachs Mid-Cap Growth Portfolio
        AST Large-Cap Value Portfolio
        AST Lord Abbett Core Fixed Income Portfolio
        AST Loomis Sayles Large-Cap Growth Portfolio

                                      A60

AST MFS Growth Portfolio
AST Neuberger Berman Mid-Cap Growth Portfolio
AST Neuberger Berman / LSV Mid-Cap Value Portfolio
AST PIMCO Limited Maturity Bond Portfolio
AST T. Rowe Price Equity Income Portfolio
AST QMA US Equity Alpha Portfolio
AST T. Rowe Price Natural Resources Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST MFS Global Equity Portfolio
AST J.P. Morgan International Equity Portfolio
AST Templeton Global Bond Portfolio
AST Wellington Management Hedged Equity Portfolio
AST Capital Growth Asset Allocation Portfolio
AST Academic Strategies Asset Allocation Portfolio
AST Balanced Asset Allocation Portfolio
AST Preservation Asset Allocation Portfolio
AST FI Pyramis Quantitative Portfolio
AST Prudential Growth Allocation Portfolio
AST Advanced Strategies Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio
AST Money Market Portfolio
AST Small-Cap Growth Portfolio
AST PIMCO Total Return Bond Portfolio
AST International Value Portfolio
AST International Growth Portfolio
NVIT Developing Markets Fund - Class II
AST Investment Grade Bond Portfolio
AST Western Asset Core Plus Bond Portfolio
AST Bond Portfolio 2018
AST Bond Portfolio 2019
AST Global Real Estate Portfolio
AST Parametric Emerging Markets Equity Portfolio
AST Goldman Sachs Small-Cap Value Portfolio
AST Schroders Global Tactical Portfolio
AST RCM World Trends Portfolio
AST J.P. Morgan Global Thematic Portfolio
AST Goldman Sachs Multi-Asset Portfolio
AST FI Pyramis(R) Asset Allocation Portfolio
ProFund VP Consumer Services
ProFund VP Consumer Goods Portfolio
ProFund VP Financials
ProFund VP Health Care
ProFund VP Industrials
ProFund VP Mid-Cap Growth
ProFund VP Mid-Cap Value
ProFund VP Real Estate
ProFund VP Small-Cap Growth
ProFund VP Small-Cap Value
ProFund VP Telecommunications
ProFund VP Utilities
ProFund VP Large-Cap Growth
ProFund VP Large-Cap Value
AST Bond Portfolio 2020
AST Boston Partners Large-Cap Value Portfolio
AST Jennison Large-Cap Growth Portfolio
AST Bond Portfolio 2017
AST Bond Portfolio 2021
Wells Fargo Advantage VT International Equity Fund - Class 1
Wells Fargo Advantage VT Omega Growth Fund - Class 1
Wells Fargo Advantage VT Small Cap Value Fund - Class 1
AST Bond Portfolio 2022
AST Quantitative Modeling Portfolio
AST BlackRock Global Strategies Portfolio
Wells Fargo Advantage VT Opportunity Fund - Class 1
AST Prudential Core Bond Portfolio
AST Neuberger Berman Core Bond Portfolio
AST Bond Portfolio 2023
AST Franklin Templeton Founding Funds Allocation Portfolio
AST New Discovery Asset Allocation Portfolio
AST Western Asset Emerging Markets Debt Portfolio
AST MFS Large-Cap Value Portfolio
AST Bond Portfolio 2024
AST AQR Emerging Markets Equity Portfolio
AST ClearBridge Dividend Growth Portfolio
AST QMA Emerging Markets Equity Portfolio
AST Multi-Sector Fixed Income Portfolio
AST BlackRock iShares ETF Portfolio
AST Franklin Templeton Founding Funds Plus Portfolio
AST Defensive Asset Allocation Portfolio
AST AQR Large-Cap Portfolio
AST QMA Large-Cap Portfolio
AST Bond Portfolio 2025
AST T. Rowe Price Growth Opportunities Portfolio
AST Goldman Sachs Global Growth Allocation Portfolio
AST T. Rowe Price Diversified Real Growth Portfolio
AST Prudential Flexible Multi-Strategy Portfolio
AST BlackRock Multi-Asset Income Portfolio
AST Franklin Templeton K2 Global Absolute Return Portfolio
AST Managed Equity Portfolio
AST Managed Fixed-Income Portfolio
AST FQ Absolute Return Currency Portfolio
AST Jennison Global Infrastructure Portfolio
AST Goldman Sachs Strategic Income Portfolio
AST Legg Mason Diversified Growth Portfolio
AST Bond Portfolio 2016*
Wells Fargo Advantage VT Small Cap Growth Portfolio Class 1*
        --------
        * Subaccount available for investment, but had no assets as of December 2014

        ** Subaccount was no longer available for investment at December 31,
           2014

        The following table sets forth the dates at which mergers took place in the Account along with relevant information pertaining to each merger. The transfer from the old subaccounts to the new subaccounts are reflected in the Statements of Changes in Net Assets for the

                                      A61
        year ended December 31, 2014 as net transfers between subaccounts. The transfer occurred as follows:

                                 REMOVED PORTFOLIO          SURVIVING PORTFOLIO
FEBRUARY 7, 2014           ----------------------------- --------------------------
                                 AST GOLDMAN SACHS           AST LOOMIS SAYLES
                           CONCENTRATED GROWTH PORTFOLIO LARGE-CAP GROWTH PORTFOLIO
                           ----------------------------- --------------------------
Shares....................              497,010                     696,335
Net asset value per share.          $     40.07                 $     28.60
Net assets before merger..          $19,915,178                 $33,161,224
Net assets after merger...          $        --                 $53,076,402

        The Portfolios are diversified open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each of the variable investment options of the Account indirectly bears exposure to the market, credit and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

        The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946--Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. Subsequent events have been evaluated through the date these financial statements were issued.

        Investments--The investments in shares of the Portfolios are stated at the reported net asset value of the respective Portfolios and is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the Statements of Operations of the applicable subaccount.

        Security Transactions--Realized gains and losses on security transactions are determined based upon an average cost of the investment sold. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

        Dividend Income and Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex- distribution date.

NOTE 3: FAIR VALUE

        Fair Value Measurement--Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

        Level 1--Fair value is based on unadjusted quoted prices in active markets that the Account can access.

                                      A62

        Level 2--Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.

        Level 3--Fair value is based on at least one or more significant unobservable inputs for the investment.

        As of December 31, 2014, management determined that the fair value inputs for all of the Account's investments, which consist solely of investments in open end mutual funds registered with the Securities and Exchange Commission, were considered Level 2.

        TRANSFERS BETWEEN LEVEL 1 AND LEVEL 2

        Transfers between levels are made to reflect changes in observability of inputs and market activity. During the year ended December 31, 2014, there were no transfers from Level 2 to Level 1. There were transfers from Level 1 to Level 2 as presented below. Transfers into or out of any level are based on values as of December 31, 2013.

   Invesco V.I. Core Equity Fund - Series I..................... $10,327,630
   AllianceBernstein VPS Large Cap Growth Portfolio - Class B...     672,485
   VP Value Fund - Class I......................................   2,610,839
   Davis Value Portfolio........................................   2,325,688
   Franklin Small-Mid Cap Growth VIP Fund - Class 2.............   3,444,775
   Janus Aspen Janus Portfolio - Service Shares.................     451,482
   Janus Aspen Janus Portfolio - Institutional Shares...........   5,677,300
   Janus Aspen Overseas Portfolio - Institutional Shares........   8,387,039
   NVIT Developing Markets Fund - Class II......................     691,509
   MFS(R) Growth Series - Initial Class.........................   7,154,016
   MFS(R) Research Series - Initial Class.......................   1,824,091
   ProFund VP Consumer Services.................................     388,263
   ProFund VP Consumer Goods Portfolio..........................     220,790
   ProFund VP Financials........................................     409,244
   ProFund VP Health Care.......................................     399,481
   ProFund VP Industrials.......................................     255,247
   ProFund VP Mid-Cap Growth....................................      89,900
   ProFund VP Mid-Cap Value.....................................      53,848
   ProFund VP Real Estate.......................................     144,154
   ProFund VP Small-Cap Growth..................................      86,523
   ProFund VP Small-Cap Value...................................      15,436
   ProFund VP Telecommunications................................     174,197
   ProFund VP Utilities.........................................     183,633
   ProFund VP Large-Cap Growth..................................      48,108
   ProFund VP Large-Cap Value...................................      73,442
   T. Rowe Price Equity Income Portfolio - Investor Class.......   7,605,565
   T. Rowe Price International Stock Portfolio..................   2,038,608
   Wells Fargo Advantage VT International Equity Fund - Class 1.      52,413
   Wells Fargo Advantage VT Omega Growth Fund - Class 1.........     317,617
   Wells Fargo Advantage VT Small Cap Value Fund - Class 1......      65,337

NOTE 4: TAXES

        Pruco Life of New Jersey is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial's consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these

                                      A63
        financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

NOTE 5: PURCHASES AND SALES OF INVESTMENTS

        The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the year ended December 31, 2014 were as follows:

                                                             PURCHASES     SALES
                                                            ----------- -----------
Prudential Money Market Portfolio.......................... $ 2,258,331 $ 5,046,248
Prudential Diversified Bond Portfolio......................     268,758   2,936,961
Prudential Equity Portfolio................................     174,753   3,143,264
Prudential Value Portfolio.................................     232,213   3,985,329
Prudential High Yield Bond Portfolio.......................     497,723   3,160,721
Prudential Stock Index Portfolio...........................     837,945   4,359,918
Prudential Global Portfolio................................      95,742   1,068,048
Prudential Jennison Portfolio..............................     201,757   4,360,752
Prudential Small Capitalization Stock Portfolio............      51,163     928,721
T. Rowe Price International Stock Portfolio................      41,484     209,053
T. Rowe Price Equity Income Portfolio - Investor Class.....      31,598     896,169
Invesco V.I. Core Equity Fund - Series I...................       9,692   1,277,350
Janus Aspen Janus Portfolio - Institutional Shares.........     182,617     862,376
Janus Aspen Overseas Portfolio - Institutional Shares......     101,733   1,237,881
MFS(R) Research Series - Initial Class.....................      16,065     348,126
MFS(R) Growth Series - Initial Class.......................      94,477   1,105,799
VP Value Fund - Class I....................................      25,214     391,207
Franklin Small-Mid Cap Growth VIP Fund - Class 2...........      17,628     489,732
Prudential Jennison 20/20 Focus Portfolio..................      57,369     818,152
Davis Value Portfolio......................................      10,189     304,249
AllianceBernstein VPS Large Cap Growth Portfolio - Class B.       2,688      58,153
Prudential SP Small Cap Value Portfolio....................     120,138   1,525,320
Janus Aspen Janus Portfolio - Service Shares...............       2,744      40,024
Prudential SP Prudential U.S. Emerging Growth Portfolio....      71,057   1,368,977
Prudential SP International Growth Portfolio...............     108,046     299,233
Prudential SP International Value Portfolio................      54,885     245,041
AST Goldman Sachs Large-Cap Value Portfolio................   7,226,775   5,487,014
AST Schroders Multi-Asset World Strategies Portfolio.......  16,403,201  25,152,355
AST Cohen & Steers Realty Portfolio........................   5,006,470   6,305,997
AST J.P. Morgan Strategic Opportunities Portfolio..........  15,045,791  16,631,335
AST Herndon Large-Cap Value Portfolio......................   1,184,432   2,777,917
AST High Yield Portfolio...................................   5,204,837   4,900,842
AST Small-Cap Growth Opportunities Portfolio...............   4,787,020   4,844,723
AST Mid-Cap Value Portfolio................................   1,987,424   3,561,772
AST Small-Cap Value Portfolio..............................   2,633,755   2,825,849
AST Goldman Sachs Concentrated Growth Portfolio............     217,389  20,812,419
AST Goldman Sachs Mid-Cap Growth Portfolio.................   5,148,280   6,100,847
AST Large-Cap Value Portfolio..............................   6,986,493   5,715,626
AST Lord Abbett Core Fixed Income Portfolio................   6,734,988   5,105,883
AST Loomis Sayles Large-Cap Growth Portfolio...............  23,920,116   8,951,891
AST MFS Growth Portfolio...................................   3,098,377   3,421,074
AST Neuberger Berman Mid-Cap Growth Portfolio..............   3,352,725   4,544,082
AST Neuberger Berman / LSV Mid-Cap Value Portfolio.........   6,147,066   4,433,500
AST PIMCO Limited Maturity Bond Portfolio..................   3,037,589   3,898,492
AST T. Rowe Price Equity Income Portfolio..................   4,572,762   5,070,006
AST QMA US Equity Alpha Portfolio..........................  10,005,158   3,558,780
AST T. Rowe Price Natural Resources Portfolio..............   8,404,767   8,206,158
AST T. Rowe Price Asset Allocation Portfolio...............  79,257,944  50,395,511
AST MFS Global Equity Portfolio............................   4,287,766   2,858,625
AST J.P. Morgan International Equity Portfolio.............   4,594,592   3,328,228
AST Templeton Global Bond Portfolio........................   2,668,323   3,038,512

                                      A64

                                                               PURCHASES      SALES
                                                              ------------ ------------
AST Wellington Management Hedged Equity Portfolio............ $ 49,563,876 $ 11,310,735
AST Capital Growth Asset Allocation Portfolio................   83,782,364   38,362,922
AST Academic Strategies Asset Allocation Portfolio...........   27,640,862   57,423,062
AST Balanced Asset Allocation Portfolio......................   54,765,843   56,870,279
AST Preservation Asset Allocation Portfolio..................   36,497,141   50,420,956
AST FI Pyramis Quantitative Portfolio........................   28,114,932   30,144,317
AST Prudential Growth Allocation Portfolio...................   62,760,065   29,220,168
AST Advanced Strategies Portfolio............................   62,638,812   33,756,788
AST T. Rowe Price Large-Cap Growth Portfolio.................   10,693,178   11,628,199
AST Money Market Portfolio...................................   29,673,155   30,574,095
AST Small-Cap Growth Portfolio...............................    3,734,876    4,530,007
AST PIMCO Total Return Bond Portfolio........................   17,380,766   38,492,769
AST International Value Portfolio............................    1,912,229    1,323,111
AST International Growth Portfolio...........................    3,296,219    2,356,046
NVIT Developing Markets Fund - Class II......................      128,657      111,180
AST Investment Grade Bond Portfolio..........................  114,047,021  106,966,140
AST Western Asset Core Plus Bond Portfolio...................   15,661,914   11,701,216
AST Bond Portfolio 2018......................................    2,675,451    6,686,188
AST Bond Portfolio 2019......................................      244,751    1,023,634
AST Global Real Estate Portfolio.............................    1,967,150    2,336,976
AST Parametric Emerging Markets Equity Portfolio.............    8,671,257    9,313,592
AST Goldman Sachs Small-Cap Value Portfolio..................    4,856,737    4,788,582
AST Schroders Global Tactical Portfolio......................   26,715,613   18,986,875
AST RCM World Trends Portfolio...............................   35,944,748   20,766,100
AST J.P. Morgan Global Thematic Portfolio....................   19,952,283   14,509,283
AST Goldman Sachs Multi-Asset Portfolio......................   27,541,016   18,175,656
AST FI Pyramis(R) Asset Allocation Portfolio.................   42,739,932   16,533,561
ProFund VP Consumer Services.................................       38,402      182,796
ProFund VP Consumer Goods Portfolio..........................       35,779      136,829
ProFund VP Financials........................................       11,508      137,307
ProFund VP Health Care.......................................       50,198      178,663
ProFund VP Industrials.......................................      151,714      144,900
ProFund VP Mid-Cap Growth....................................       36,176       85,377
ProFund VP Mid-Cap Value.....................................          311       27,836
ProFund VP Real Estate.......................................       11,895       35,113
ProFund VP Small-Cap Growth..................................        5,835       38,450
ProFund VP Small-Cap Value...................................       47,277       48,842
ProFund VP Telecommunications................................       63,102      136,744
ProFund VP Utilities.........................................       31,923      131,811
ProFund VP Large-Cap Growth..................................       83,614       33,088
ProFund VP Large-Cap Value...................................          390       38,296
AST Bond Portfolio 2020......................................    2,218,411    3,481,012
AST Boston Partners Large-Cap Value Portfolio................    1,661,961    1,511,614
AST Jennison Large-Cap Growth Portfolio......................    4,324,343    3,106,886
AST Bond Portfolio 2017......................................    4,589,603    6,977,638
AST Bond Portfolio 2021......................................   10,438,480    6,555,458
Wells Fargo Advantage VT International Equity Fund - Class 1.        1,054        9,185
Wells Fargo Advantage VT Omega Growth Fund - Class 1.........          808        7,045
Wells Fargo Advantage VT Small Cap Value Fund - Class 1......            -        6,066
AST Bond Portfolio 2022......................................    2,829,609    6,951,389
AST Quantitative Modeling Portfolio..........................    5,418,174      507,806
AST BlackRock Global Strategies Portfolio....................   17,223,406   11,222,842
Wells Fargo Advantage VT Opportunity Fund - Class 1..........            -       13,732
AST Prudential Core Bond Portfolio...........................    4,390,594    1,695,499
AST Neuberger Berman Core Bond Portfolio.....................    1,508,742    2,529,485
AST Bond Portfolio 2023......................................    1,629,321   23,766,257
AST Franklin Templeton Founding Funds Allocation Portfolio...    6,246,982   19,856,698
AST New Discovery Asset Allocation Portfolio.................   13,424,827    5,122,244
AST Western Asset Emerging Markets Debt Portfolio............      166,751       41,235
AST MFS Large-Cap Value Portfolio............................      802,371      507,581
AST Bond Portfolio 2024......................................    6,303,325    6,979,872

                                      A65

                                                             PURCHASES     SALES
                                                            ------------ ----------
AST AQR Emerging Markets Equity Portfolio.................. $    118,315 $   14,704
AST ClearBridge Dividend Growth Portfolio..................    3,499,510    495,882
AST QMA Emerging Markets Equity Portfolio..................      170,725     23,778
AST Multi-Sector Fixed Income Portfolio....................  237,404,191    820,681
AST BlackRock iShares ETF Portfolio........................    9,759,485  1,062,877
AST Franklin Templeton Founding Funds Plus Portfolio.......   35,300,090  4,412,882
AST Defensive Asset Allocation Portfolio...................   20,264,892  8,656,722
AST AQR Large-Cap Portfolio................................      702,921  1,144,310
AST QMA Large-Cap Portfolio................................      174,312     13,135
AST Bond Portfolio 2025....................................    3,740,107    617,449
AST T. Rowe Price Growth Opportunities Portfolio...........   18,138,658    523,273
AST Goldman Sachs Global Growth Allocation Portfolio.......      898,694     61,791
AST T. Rowe Price Diversified Real Growth Portfolio........    1,637,536      8,713
AST Prudential Flexible Multi-Strategy Portfolio...........    1,086,862      9,449
AST BlackRock Multi-Asset Income Portfolio.................    1,066,407     61,737
AST Franklin Templeton K2 Global Absolute Return Portfolio.      453,943     15,819
AST Managed Equity Portfolio...............................      318,222     43,284
AST Managed Fixed-Income Portfolio.........................    1,308,182     69,731
AST FQ Absolute Return Currency Portfolio..................       46,058      3,141
AST Jennison Global Infrastructure Portfolio...............       79,588      9,589
AST Goldman Sachs Strategic Income Portfolio...............       95,061      2,670
AST Legg Mason Diversified Growth Portfolio................       48,951          7

NOTE 6: RELATED PARTY TRANSACTIONS

        The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.

        The Prudential Series Fund has entered into a management agreement with Prudential Investments LLC ("PI") and the Advanced Series Trust has entered into a management agreement with PI and AST Investment Services, Inc. both indirect, wholly-owned subsidiaries of Prudential Financial (together the "Investment Managers"). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervises the subadvisers' performance of such services with respect to each Portfolio. The Investment Managers have entered into subadvisory agreements with several subadvisers, including Prudential Investment Management, Inc., Jennison Associates LLC, and Quantitative Management Associates, LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

        The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC ("PIMS"), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of each Portfolio. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

        The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors Inc. ("PAD"), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each Portfolio. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

                                      A66

        Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

        Certain charges and fees for the portfolios may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

        See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios in which it invests, including the related party expenses disclosed above.

NOTE 7: FINANCIAL HIGHLIGHTS

        Pruco Life of New Jersey sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by Pruco Life of New Jersey and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum Contract charges offered by Pruco Life of New Jersey as contract owners may not have selected all available and applicable Contract options.

                              AT YEAR ENDED                             FOR YEAR ENDED
                   ------------------------------------  -----------------------------------------------
                                                  NET    INVESTMENT
                   UNITS       UNIT VALUE        ASSETS    INCOME     EXPENSE RATIO**    TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST    (000S)    RATIO*     LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ---------------------  ------- ----------   -----------------  ----------------
                                           PRUDENTIAL MONEY MARKET PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2014   9,430 $0.95653 to  $ 9.92485 $11,417   0.00%/(2)/ 1.00%  to   1.80%  -1.82% to  -0.99%
December 31, 2013  11,767 $0.97424 to  $10.02367 $14,204   0.00%/(2)/ 1.00%  to   1.80%  -1.79% to  -0.99%
December 31, 2012  12,369 $0.99202 to  $10.12341 $15,400   0.01%      1.00%  to   1.80%  -1.80% to  -0.98%
December 31, 2011  15,082 $1.01024 to  $10.22387 $18,883   0.02%      1.00%  to   1.80%  -1.77% to  -0.96%
December 31, 2010  18,414 $1.02843 to  $10.32322 $22,913   0.03%      1.00%  to   1.80%  -1.73% to  -0.96%

                                         PRUDENTIAL DIVERSIFIED BOND PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2014   8,491 $2.08421 to  $ 2.53667 $21,522   1.12%      1.35%  to   1.65%   5.36% to   5.67%
December 31, 2013   9,448 $1.97826 to  $ 2.40199 $22,653   3.94%      1.35%  to   1.65%  -2.33% to  -2.05%
December 31, 2012  10,433 $2.02539 to  $ 2.45301 $25,550   4.37%      1.35%  to   1.65%   8.88% to   9.20%
December 31, 2011  11,805 $1.86014 to  $ 2.24741 $26,479   4.28%      1.35%  to   1.65%   5.78% to   6.08%
December 31, 2010  13,115 $1.75857 to  $ 2.11964 $27,736   4.18%      1.35%  to   1.65%   8.78% to   9.10%

                                              PRUDENTIAL EQUITY PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2014   7,414 $1.79101 to  $ 3.07736 $21,608   0.00%      1.35%  to   1.80%   5.81% to   6.27%
December 31, 2013   8,359 $1.69020 to  $ 2.89713 $22,929   0.00%      1.35%  to   1.80%  31.17% to  31.75%
December 31, 2012   9,808 $1.28661 to  $ 2.19998 $20,375   0.59%      1.35%  to   1.80%  11.67% to  12.17%
December 31, 2011  11,025 $1.15047 to  $ 1.96226 $20,353   0.68%      1.35%  to   1.80%  -5.17% to  -4.75%
December 31, 2010  12,475 $1.21137 to  $ 2.06117 $24,170   0.80%      1.35%  to   1.80%   9.93% to  10.41%

                                              PRUDENTIAL VALUE PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2014   9,643 $2.04256 to  $ 4.04747 $30,547   0.00%      1.35%  to   1.80%   8.16% to   8.63%
December 31, 2013  10,703 $1.88848 to  $ 3.72763 $31,308   0.00%      1.35%  to   1.80%  30.74% to  31.32%
December 31, 2012  12,843 $1.44440 to  $ 2.83999 $28,402   0.98%      1.35%  to   1.80%  12.59% to  13.09%
December 31, 2011  14,821 $1.28292 to  $ 2.51241 $28,787   1.02%      1.35%  to   1.80%  -7.24% to  -6.83%
December 31, 2010  16,908 $1.38306 to  $ 2.69800 $34,989   0.96%      1.35%  to   1.80%  11.85% to  12.34%

                                      A67

                              AT YEAR ENDED                             FOR YEAR ENDED
                   ------------------------------------  -----------------------------------------------
                                                  NET    INVESTMENT
                   UNITS       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST    (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ---------------------  ------- ---------- -----------------  ------------------
                                         PRUDENTIAL HIGH YIELD BOND PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2014   4,585 $2.08850 to  $14.60641 $18,321   6.01%    1.35%  to   1.80%    0.90% to    1.35%
December 31, 2013   5,209 $2.06706 to  $14.41969 $20,421   6.34%    1.35%  to   1.80%    5.36% to    5.81%
December 31, 2012   5,737 $1.95903 to  $13.63244 $21,224   6.93%    1.35%  to   1.80%   12.40% to   12.90%
December 31, 2011   6,482 $1.74036 to  $12.08103 $21,605   7.44%    1.35%  to   2.10%    2.94% to    3.69%
December 31, 2010   7,412 $1.68340 to  $11.65524 $24,396   8.33%    1.35%  to   2.10%   11.70% to   12.53%

                                           PRUDENTIAL STOCK INDEX PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2014   9,094 $1.44010 to  $ 3.26890 $25,723   3.04%    1.35%  to   1.75%   11.36% to   11.80%
December 31, 2013  10,276 $1.29125 to  $ 2.92538 $26,062   0.00%    1.35%  to   1.75%   29.62% to   30.14%
December 31, 2012  12,164 $0.99473 to  $ 2.24908 $23,537   1.70%    1.35%  to   1.75%   13.69% to   14.14%
December 31, 2011  14,344 $0.87367 to  $ 1.97156 $24,118   1.61%    1.35%  to   1.75%    0.20% to    0.60%
December 31, 2010  16,877 $0.87059 to  $ 1.96089 $27,983   1.76%    1.35%  to   1.75%   12.61% to   13.06%

                                              PRUDENTIAL GLOBAL PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2014   2,451 $1.18476 to  $ 2.56578 $ 5,532   0.00%    1.35%  to   1.80%    1.42% to    1.88%
December 31, 2013   2,834 $1.16583 to  $ 2.51978 $ 6,316   0.00%    1.35%  to   1.80%   25.04% to   25.59%
December 31, 2012   3,127 $0.93051 to  $ 2.00744 $ 5,575   1.61%    1.35%  to   1.80%   15.44% to   15.95%
December 31, 2011   3,495 $0.80450 to  $ 1.73216 $ 5,368   1.57%    1.35%  to   1.80%   -8.62% to   -8.21%
December 31, 2010   4,002 $0.87862 to  $ 1.88807 $ 6,685   1.58%    1.35%  to   1.80%   10.75% to   11.24%

                                             PRUDENTIAL JENNISON PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2014   8,902 $1.21774 to  $ 3.52028 $26,987   0.00%    1.35%  to   1.80%    8.05% to    8.53%
December 31, 2013  10,176 $1.12499 to  $ 3.24547 $28,558   0.00%    1.35%  to   1.80%   35.22% to   35.83%
December 31, 2012  11,491 $0.83026 to  $ 2.39067 $23,688   0.16%    1.35%  to   1.80%   14.12% to   14.63%
December 31, 2011  13,279 $0.72609 to  $ 2.08665 $23,576   0.30%    1.35%  to   1.80%   -1.46% to   -1.03%
December 31, 2010  15,574 $0.73544 to  $ 2.10942 $27,512   0.44%    1.35%  to   1.80%    9.97% to   10.46%

                                    PRUDENTIAL SMALL CAPITALIZATION STOCK PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2014   1,069 $3.61570 to  $ 4.45564 $ 4,732   0.00%    1.35%  to   1.65%    3.68% to    3.98%
December 31, 2013   1,263 $3.33520 to  $ 4.28706 $ 5,374   0.00%    1.35%  to   1.65%   38.67% to   39.08%
December 31, 2012   1,448 $2.40521 to  $ 3.08419 $ 4,435   0.61%    1.35%  to   1.65%   14.14% to   14.48%
December 31, 2011   1,672 $2.10724 to  $ 2.69556 $ 4,476   0.81%    1.35%  to   1.65%   -1.07% to   -0.78%
December 31, 2010   1,832 $2.13000 to  $ 2.71805 $ 4,950   0.83%    1.35%  to   1.65%   23.89% to   24.25%

                                      T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2014   1,140 $1.23469 to  $ 1.62418 $ 1,852   1.02%    1.35%  to   1.40%   -2.60% to   -2.56%
December 31, 2013   1,222 $1.26707 to  $ 1.66761 $ 2,039   0.86%    1.35%  to   1.40%   12.48% to   12.54%
December 31, 2012   1,240 $1.08327 to  $ 1.48263 $ 1,838   1.28%    1.35%  to   1.65%   16.51% to   16.86%
December 31, 2011   1,305 $0.92976 to  $ 1.26936 $ 1,655   1.44%    1.35%  to   1.65%  -14.25% to  -14.00%
December 31, 2010   1,532 $1.08424 to  $ 1.47671 $ 2,254   0.90%    1.35%  to   1.65%   12.60% to   12.92%

                                T. ROWE PRICE EQUITY INCOME PORTFOLIO - INVESTOR CLASS
                   ------------------------------------------------------------------------------------
December 31, 2014   2,240 $2.18622 to  $ 3.26392 $ 7,266   1.74%    1.35%  to   1.65%    5.64% to    5.94%
December 31, 2013   2,490 $1.97830 to  $ 3.08233 $ 7,606   1.54%    1.35%  to   1.65%   27.62% to   27.99%
December 31, 2012   2,698 $1.55020 to  $ 2.40943 $ 6,445   2.14%    1.35%  to   1.65%   15.24% to   15.58%
December 31, 2011   3,092 $1.34518 to  $ 2.08566 $ 6,387   1.73%    1.35%  to   1.65%   -2.32% to   -2.03%
December 31, 2010   3,462 $1.37716 to  $ 2.13003 $ 7,300   1.89%    1.35%  to   1.65%   13.16% to   13.49%

                                       INVESCO V.I. CORE EQUITY FUND - SERIES I
                   ------------------------------------------------------------------------------------
December 31, 2014   3,623 $1.42106 to  $ 2.72627 $ 9,860   0.84%    1.40%  to   1.65%    6.39% to    6.65%
December 31, 2013   4,046 $1.33567 to  $ 2.55624 $10,328   1.39%    1.40%  to   1.65%   27.15% to   27.46%
December 31, 2012   4,531 $1.05048 to  $ 2.00552 $ 9,075   0.96%    1.35%  to   1.65%   12.02% to   12.36%
December 31, 2011   5,089 $0.93773 to  $ 1.78573 $ 9,075   0.95%    1.35%  to   1.65%   -1.68% to   -1.40%
December 31, 2010   5,771 $0.95379 to  $ 1.81190 $10,423   0.96%    1.35%  to   1.65%    7.77% to    8.09%

                                  JANUS ASPEN JANUS PORTFOLIO - INSTITUTIONAL SHARES
                   ------------------------------------------------------------------------------------
December 31, 2014   2,230 $1.21494 to  $ 2.54666 $ 5,660   0.36%    1.35%  to   1.65%   11.16% to   11.49%
December 31, 2013   2,492 $1.09299 to  $ 2.28537 $ 5,677   0.77%    1.35%  to   1.65%   28.22% to   28.60%
December 31, 2012   2,873 $0.85244 to  $ 1.77801 $ 5,085   0.55%    1.35%  to   1.65%   16.66% to   17.01%
December 31, 2011   3,289 $0.73068 to  $ 1.52032 $ 4,977   0.58%    1.35%  to   1.65%   -6.83% to   -6.57%
December 31, 2010   3,767 $0.78421 to  $ 1.62786 $ 6,073   1.09%    1.35%  to   1.65%   12.67% to   12.99%

                                      A68

                              AT YEAR ENDED                             FOR YEAR ENDED
                   ------------------------------------  -----------------------------------------------
                                                  NET    INVESTMENT
                   UNITS       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST    (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ---------------------  ------- ---------- -----------------  ------------------
                                 JANUS ASPEN OVERSEAS PORTFOLIO - INSTITUTIONAL SHARES
                   ------------------------------------------------------------------------------------
December 31, 2014  1,931  $1.83897 to  $ 3.34371 $ 6,371   5.83%    1.35%  to   1.65%  -13.30% to  -13.05%
December 31, 2013  2,206  $2.12113 to  $ 3.84746 $ 8,387   3.15%    1.35%  to   1.65%   12.70% to   13.04%
December 31, 2012  2,538  $1.88205 to  $ 3.40535 $ 8,556   0.69%    1.35%  to   1.65%   11.62% to   11.96%
December 31, 2011  2,904  $1.68615 to  $ 3.04341 $ 8,735   0.46%    1.35%  to   1.65%  -33.27% to  -33.07%
December 31, 2010  3,325  $2.52677 to  $ 4.54962 $14,939   0.68%    1.35%  to   1.65%   23.28% to   23.64%

                                        MFS(R) RESEARCH SERIES - INITIAL CLASS
                   ------------------------------------------------------------------------------------
December 31, 2014    621  $2.66475 to  $ 2.66475 $ 1,654   0.81%    1.40%  to   1.40%    8.68% to    8.68%
December 31, 2013    744  $2.45201 to  $ 2.45201 $ 1,824   0.32%    1.40%  to   1.40%   30.46% to   30.46%
December 31, 2012    852  $1.87950 to  $ 1.87950 $ 1,601   0.79%    1.40%  to   1.40%   15.65% to   15.65%
December 31, 2011    990  $1.62522 to  $ 1.62522 $ 1,609   0.86%    1.40%  to   1.40%   -1.82% to   -1.82%
December 31, 2010  1,149  $1.65543 to  $ 1.65543 $ 1,902   0.93%    1.40%  to   1.40%   14.29% to   14.29%

                                         MFS(R) GROWTH SERIES - INITIAL CLASS
                   ------------------------------------------------------------------------------------
December 31, 2014  2,421  $1.47837 to  $ 2.77955 $ 6,719   0.10%    1.35%  to   1.65%    7.18% to    7.49%
December 31, 2013  2,769  $1.37938 to  $ 2.58719 $ 7,154   0.23%    1.35%  to   1.65%   34.63% to   35.03%
December 31, 2012  3,081  $1.02455 to  $ 1.91698 $ 5,898   0.00%    1.35%  to   1.65%   15.47% to   15.81%
December 31, 2011  3,507  $0.88728 to  $ 1.65595 $ 5,790   0.19%    1.35%  to   1.65%   -1.95% to   -1.65%
December 31, 2010  3,975  $0.90488 to  $ 1.68460 $ 6,677   0.12%    1.35%  to   1.65%   13.46% to   13.80%

                                                VP VALUE FUND - CLASS I
                   ------------------------------------------------------------------------------------
December 31, 2014    795  $2.65685 to  $ 3.24394 $ 2,563   1.54%    1.35%  to   1.65%   11.24% to   11.57%
December 31, 2013    904  $2.38831 to  $ 2.90895 $ 2,611   1.63%    1.35%  to   1.65%   29.59% to   29.97%
December 31, 2012  1,041  $1.84301 to  $ 2.23925 $ 2,318   1.91%    1.35%  to   1.65%   12.71% to   13.05%
December 31, 2011  1,221  $1.63512 to  $ 1.98177 $ 2,408   2.02%    1.35%  to   1.65%   -0.62% to   -0.33%
December 31, 2010  1,337  $1.64535 to  $ 1.98934 $ 2,649   2.20%    1.35%  to   1.65%   11.58% to   11.91%

                                   FRANKLIN SMALL-MID CAP GROWTH VIP FUND - CLASS 2
                   ------------------------------------------------------------------------------------
December 31, 2014  1,153  $1.60675 to  $ 2.80296 $ 3,208   0.00%    1.35%  to   1.65%    5.73% to    6.04%
December 31, 2013  1,311  $1.51967 to  $ 2.64465 $ 3,445   0.00%    1.35%  to   1.65%   35.92% to   36.31%
December 31, 2012  1,402  $1.11808 to  $ 1.94109 $ 2,703   0.00%    1.35%  to   1.65%    9.04% to    9.37%
December 31, 2011  1,511  $1.02535 to  $ 1.77574 $ 2,657   0.00%    1.35%  to   1.65%   -6.37% to   -6.09%
December 31, 2010  1,608  $1.09508 to  $ 1.89197 $ 3,000   0.00%    1.35%  to   1.65%   25.55% to   25.93%

                                       PRUDENTIAL JENNISON 20/20 FOCUS PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2014  1,622  $2.29737 to  $ 2.45756 $ 3,979   0.00%    1.35%  to   1.65%    5.41% to    5.72%
December 31, 2013  1,917  $2.17940 to  $ 2.32560 $ 4,450   0.00%    1.35%  to   1.65%   27.77% to   28.15%
December 31, 2012  2,215  $1.70567 to  $ 1.81563 $ 4,016   0.00%    1.35%  to   1.65%    9.23% to    9.55%
December 31, 2011  2,433  $1.56151 to  $ 1.65810 $ 4,027   0.08%    1.35%  to   1.65%   -5.72% to   -5.44%
December 31, 2010  2,744  $1.65622 to  $ 1.75443 $ 4,807   0.00%    1.35%  to   1.65%    6.08% to    6.40%

                                                 DAVIS VALUE PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2014  1,358  $1.59142 to  $ 1.60314 $ 2,161   0.91%    1.35%  to   1.40%    4.59% to    4.64%
December 31, 2013  1,528  $1.52155 to  $ 1.53200 $ 2,326   0.81%    1.35%  to   1.40%   31.59% to   31.65%
December 31, 2012  1,843  $1.12101 to  $ 1.16370 $ 2,131   1.62%    1.35%  to   1.65%   11.23% to   11.57%
December 31, 2011  2,104  $1.00779 to  $ 1.04304 $ 2,181   0.81%    1.35%  to   1.65%   -5.73% to   -5.45%
December 31, 2010  2,278  $1.06904 to  $ 1.10314 $ 2,499   1.31%    1.35%  to   1.65%   10.93% to   11.25%

                              ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                   ------------------------------------------------------------------------------------
December 31, 2014    681  $1.03310 to  $ 1.03310 $   704   0.00%    1.40%  to   1.40%   12.27% to   12.27%
December 31, 2013    731  $0.92016 to  $ 0.92016 $   672   0.00%    1.40%  to   1.40%   35.09% to   35.09%
December 31, 2012    671  $0.66012 to  $ 0.68115 $   457   0.03%    1.40%  to   1.65%   14.23% to   14.52%
December 31, 2011    785  $0.57787 to  $ 0.59481 $   467   0.09%    1.40%  to   1.65%   -4.83% to   -4.61%
December 31, 2010    795  $0.60717 to  $ 0.62731 $   495   0.27%    1.35%  to   1.65%    8.05% to    8.37%

                                        PRUDENTIAL SP SMALL CAP VALUE PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2014  3,508  $2.17843 to  $ 2.88444 $ 9,607   0.00%    1.35%  to   1.80%    3.09% to    3.54%
December 31, 2013  3,977  $2.11323 to  $ 2.78722 $10,545   0.00%    1.35%  to   1.80%   35.02% to   35.61%
December 31, 2012  4,682  $1.56511 to  $12.71248 $ 9,189   0.46%    1.35%  to   2.35%   13.39% to   14.51%
December 31, 2011  5,636  $1.37284 to  $ 1.79660 $ 9,694   0.66%    1.35%  to   1.80%   -4.49% to   -4.06%
December 31, 2010  7,783  $1.43734 to  $ 1.87355 $14,070   0.65%    1.35%  to   1.80%   24.03% to   24.59%

                                      A69

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                      JANUS ASPEN JANUS PORTFOLIO - SERVICE SHARES
                   --------------------------------------------------------------------------------------
December 31, 2014     288 $ 1.01723 to  $ 2.26282 $    468   0.22%    1.40%  to   1.75%   10.79% to   11.18%
December 31, 2013     308 $ 0.91682 to  $ 2.03533 $    451   0.65%    1.40%  to   1.75%   27.76% to   28.20%
December 31, 2012     354 $ 0.71657 to  $ 1.58757 $    389   0.42%    1.40%  to   1.75%   16.24% to   16.65%
December 31, 2011     428 $ 0.61555 to  $ 1.36100 $    423   0.40%    1.40%  to   1.75%   -7.16% to   -6.84%
December 31, 2010     679 $ 0.66210 to  $ 1.46090 $    668   0.37%    1.40%  to   1.75%   12.30% to   12.68%

                                 PRUDENTIAL SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014   2,920 $ 1.77880 to  $ 3.93032 $  8,786   0.00%    1.35%  to   1.80%    7.58% to    8.05%
December 31, 2013   3,313 $ 1.65032 to  $ 3.63925 $  9,283   0.00%    1.35%  to   1.80%   26.20% to   26.76%
December 31, 2012   3,842 $ 1.30516 to  $ 2.87251 $  8,479   0.41%    1.35%  to   1.80%   14.81% to   15.32%
December 31, 2011   4,764 $ 1.13467 to  $ 2.49218 $  9,168   0.59%    1.35%  to   1.80%    0.42% to    0.86%
December 31, 2010   5,712 $ 1.12786 to  $ 2.47225 $ 10,859   0.40%    1.35%  to   1.80%   18.30% to   18.82%

                                      PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014   1,479 $ 0.83939 to  $ 2.06435 $  2,240   0.00%    1.35%  to   1.80%   -7.38% to   -6.97%
December 31, 2013   1,570 $ 0.90445 to  $ 2.22017 $  2,576   0.00%    1.35%  to   1.80%   16.78% to   17.29%
December 31, 2012   1,851 $ 0.77310 to  $ 1.89389 $  2,642   0.65%    1.35%  to   1.80%   20.23% to   20.77%
December 31, 2011   2,217 $ 0.64172 to  $ 1.56912 $  2,650   1.29%    1.35%  to   1.80%  -16.42% to  -16.04%
December 31, 2010   2,753 $ 0.76618 to  $ 1.86993 $  3,873   1.53%    1.40%  to   1.80%   11.98% to   12.44%

                                       PRUDENTIAL SP INTERNATIONAL VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014   1,133 $ 1.17382 to  $ 2.00041 $  1,905   0.00%    1.40%  to   1.75%   -7.65% to   -7.33%
December 31, 2013   1,220 $ 1.26933 to  $ 2.15874 $  2,222   0.00%    1.40%  to   1.75%   18.03% to   18.43%
December 31, 2012   1,533 $ 1.07395 to  $ 1.82277 $  2,374   2.70%    1.40%  to   1.75%   14.91% to   15.31%
December 31, 2011   1,944 $ 0.93318 to  $ 1.58079 $  2,638   2.42%    1.40%  to   1.75%  -14.59% to  -14.29%
December 31, 2010   2,288 $ 1.09095 to  $ 1.84445 $  3,609   2.19%    1.40%  to   1.80%    8.85% to    9.28%

                                       AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014   1,607 $10.96235 to  $21.39027 $ 26,453   0.00%    0.55%  to   2.45%    9.77% to   12.51%
December 31, 2013   1,474 $12.05440 to  $19.27594 $ 21,850   0.00%    0.85%  to   2.45%   25.90% to   32.41%
December 31, 2012   1,313 $ 9.11684 to  $14.71569 $ 14,804   1.02%    0.85%  to   2.45%   16.73% to   18.65%
December 31, 2011     907 $ 7.84754 to  $12.53734 $  8,531   1.07%    0.85%  to   2.45%  -15.50% to   -6.59%
December 31, 2010     722 $ 8.41375 to  $13.52811 $  7,184   1.22%    1.15%  to   2.45%    7.31% to   11.60%

                                  AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014  15,619 $11.22055 to  $15.93171 $198,922   0.00%    0.55%  to   2.85%    0.10% to    2.47%
December 31, 2013  15,988 $11.05013 to  $15.76382 $201,708   0.00%    0.55%  to   2.85%   11.14% to   13.77%
December 31, 2012  14,549 $10.68267 to  $14.04822 $163,822   1.95%    0.55%  to   2.85%    7.97% to   10.53%
December 31, 2011  10,204 $ 9.73713 to  $12.88722 $105,294   1.58%    0.55%  to   2.85%   -6.13% to   -3.91%
December 31, 2010   7,045 $ 9.72815 to  $13.59785 $ 76,431   0.54%    0.55%  to   2.85%    7.06% to   10.54%

                                           AST COHEN & STEERS REALTY PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014   1,374 $11.64573 to  $28.17786 $ 24,915   0.00%    0.55%  to   2.85%   15.51% to   30.19%
December 31, 2013   1,427 $ 9.68396 to  $21.94358 $ 20,164   0.00%    0.55%  to   2.85%   -1.36% to    2.57%
December 31, 2012   1,351 $10.07765 to  $21.69183 $ 18,830   1.30%    0.55%  to   2.85%   12.06% to   14.71%
December 31, 2011     780 $ 9.38275 to  $19.17281 $  9,555   0.73%    0.85%  to   2.85%   -6.17% to    5.38%
December 31, 2010     542 $ 8.36127 to  $18.33755 $  6,254   1.23%    1.00%  to   2.85%   17.47% to   27.42%

                                    AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014  14,108 $11.18827 to  $14.91662 $181,266   0.00%    0.55%  to   2.85%    2.44% to    4.87%
December 31, 2013  13,920 $10.76626 to  $14.34386 $173,481   0.00%    0.55%  to   2.85%    7.87% to   10.42%
December 31, 2012  12,551 $11.00927 to  $13.12718 $144,462   1.46%    0.55%  to   2.85%    7.56% to   10.11%
December 31, 2011   8,024 $10.15261 to  $12.08786 $ 85,179   0.89%    0.55%  to   2.85%   -2.62% to   -0.32%
December 31, 2010   6,294 $10.26045 to  $12.29454 $ 68,277   0.36%    0.55%  to   2.85%    4.70% to    7.11%

                                          AST HERNDON LARGE-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014     934 $12.23327 to  $20.11564 $ 14,182   0.00%    0.55%  to   2.70%   -1.18% to    1.00%
December 31, 2013   1,021 $12.16608 to  $20.19327 $ 15,533   0.00%    0.55%  to   2.85%   25.84% to   33.89%
December 31, 2012   1,194 $ 9.12709 to  $15.29152 $ 13,690   1.06%    0.55%  to   2.85%   10.16% to   12.78%
December 31, 2011     596 $ 8.45207 to  $13.74775 $  6,050   0.76%    0.55%  to   2.85%  -10.70% to   -1.04%
December 31, 2010     369 $ 8.25078 to  $14.08474 $  3,786   0.98%    1.00%  to   2.85%    6.06% to   11.33%

                                      A70

                               AT YEAR ENDED                             FOR YEAR ENDED
                   -------------------------------------  -----------------------------------------------
                                                   NET    INVESTMENT
                   UNITS        UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  ------- ---------- -----------------  ------------------
                                                AST HIGH YIELD PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2014  2,029  $ 9.89459 to  $16.67561 $26,781   0.00%    0.55%  to   2.85%   -1.05% to    1.99%
December 31, 2013  1,971  $10.42183 to  $16.57675 $25,820   0.00%    0.55%  to   2.85%    4.10% to    6.59%
December 31, 2012  1,737  $11.01858 to  $15.76773 $21,591   5.83%    0.85%  to   2.85%   10.62% to   12.91%
December 31, 2011  1,020  $10.70991 to  $14.11698 $11,410   6.50%    1.15%  to   2.85%    0.24% to    2.00%
December 31, 2010    812  $10.68442 to  $13.94919 $ 9,044   3.48%    1.00%  to   2.85%    7.02% to   12.38%

                                      AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2014  1,214  $13.35563 to  $24.11445 $20,646   0.00%    0.55%  to   2.85%    1.95% to    4.36%
December 31, 2013  1,194  $12.91409 to  $23.42720 $19,715   0.00%    0.55%  to   2.85%   33.40% to   40.04%
December 31, 2012  1,223  $ 9.51449 to  $16.96161 $14,554   0.00%    0.55%  to   2.85%   16.65% to   19.41%
December 31, 2011    859  $ 8.63723 to  $14.40189 $ 8,662   0.47%    1.00%  to   2.85%  -15.59% to  -13.97%
December 31, 2010    423  $10.11934 to  $16.89809 $ 4,990   0.03%    1.00%  to   2.85%   21.04% to   31.23%

                                              AST MID-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2014    709  $11.23471 to  $25.87248 $13,182   0.00%    0.55%  to   2.85%   11.69% to   14.34%
December 31, 2013    796  $12.06993 to  $22.94256 $12,997   0.00%    0.55%  to   2.85%   23.34% to   31.69%
December 31, 2012    778  $11.65476 to  $17.66406 $ 9,840   0.44%    0.55%  to   2.85%   15.03% to   17.76%
December 31, 2011    550  $10.02005 to  $15.20886 $ 5,953   0.69%    1.15%  to   2.85%   -6.20% to   -4.55%
December 31, 2010    481  $10.56476 to  $16.05923 $ 5,460   0.39%    1.15%  to   2.85%   14.32% to   22.20%

                                             AST SMALL-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2014    738  $10.54465 to  $23.81628 $12,515   0.00%    0.55%  to   2.85%    2.27% to    5.87%
December 31, 2013    738  $12.47438 to  $23.06551 $12,107   0.00%    0.55%  to   2.85%   27.51% to   36.64%
December 31, 2012    727  $10.03524 to  $17.11423 $ 8,844   0.41%    0.55%  to   2.85%   14.79% to   17.51%
December 31, 2011    522  $ 9.54341 to  $14.76666 $ 5,461   0.63%    0.55%  to   2.85%   -8.65% to   -6.49%
December 31, 2010    464  $10.30053 to  $16.01106 $ 5,239   0.35%    1.00%  to   2.85%   14.25% to   24.75%

                       AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO (EXPIRED FEBRUARY 7, 2014)
                   -------------------------------------------------------------------------------------
December 31, 2014      0  $ 0.00000 to  $ 0.00000 $     0   0.00%    0.55%  to   2.70%   -1.73% to   -1.51%
December 31, 2013  1,359  $12.10233 to  $19.58170 $20,907   0.00%    0.55%  to   2.70%   22.97% to   29.03%
December 31, 2012  1,313  $11.66838 to  $15.38733 $15,908   0.23%    0.55%  to   2.70%   16.53% to   19.11%
December 31, 2011    872  $10.01355 to  $13.09897 $ 8,999   0.16%    1.15%  to   2.70%   -6.55% to   -5.05%
December 31, 2010    825  $10.70162 to  $13.90429 $ 9,069   0.07%    1.15%  to   2.70%    6.96% to    9.03%

                                       AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2014  1,852  $11.31270 to  $25.12814 $34,356   0.00%    0.55%  to   2.85%    8.35% to   13.47%
December 31, 2013  1,871  $12.28300 to  $22.97023 $31,747   0.00%    0.55%  to   2.85%   25.09% to   31.46%
December 31, 2012  1,659  $10.46013 to  $17.71525 $21,761   0.00%    0.55%  to   2.50%   16.68% to   18.96%
December 31, 2011  1,008  $10.76129 to  $15.09953 $11,359   0.00%    0.55%  to   2.50%   -5.35% to   -3.51%
December 31, 2010    934  $11.36976 to  $15.86600 $11,177   0.00%    1.00%  to   2.50%   13.48% to   18.64%

                                             AST LARGE-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2014  1,928  $10.81514 to  $23.33405 $31,869   0.00%    0.55%  to   2.85%    7.95% to   13.12%
December 31, 2013  1,823  $11.48738 to  $20.91410 $26,788   0.00%    0.85%  to   2.85%   31.12% to   38.67%
December 31, 2012  1,417  $ 8.29561 to  $15.24503 $14,775   3.11%    0.85%  to   2.45%   14.02% to   15.89%
December 31, 2011    841  $ 7.39857 to  $13.29726 $ 7,377   1.30%    0.85%  to   2.45%  -10.31% to   -5.27%
December 31, 2010    748  $ 7.86044 to  $14.14819 $ 6,727   0.97%    1.15%  to   2.45%    5.87% to   11.87%

                                      AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2014  3,390  $10.18285 to  $15.15769 $41,786   0.00%    0.55%  to   2.85%    2.98% to    5.80%
December 31, 2013  3,207  $ 9.71214 to  $14.52525 $37,729   0.00%    0.55%  to   2.85%   -4.79% to   -2.54%
December 31, 2012  3,353  $10.94845 to  $15.11073 $41,194   1.11%    0.55%  to   2.85%    2.91% to    5.35%
December 31, 2011  1,576  $10.42419 to  $14.54337 $18,985   1.50%    0.85%  to   2.85%    4.25% to    8.92%
December 31, 2010    612  $10.74306 to  $13.45763 $ 7,233   6.06%    1.15%  to   2.85%    7.56% to   12.13%

                                      AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2014  3,234  $11.25817 to  $23.25943 $55,756   0.00%    0.55%  to   2.85%    7.44% to   12.47%
December 31, 2013  2,199  $12.76835 to  $21.44225 $34,850   0.00%    0.85%  to   2.85%   30.12% to   35.45%
December 31, 2012  2,543  $10.10909 to  $16.00178 $30,012   0.37%    0.85%  to   2.85%    9.06% to   11.31%
December 31, 2011  1,718  $ 9.08180 to  $14.53184 $18,293   0.32%    0.85%  to   2.85%   -8.96% to   -1.89%
December 31, 2010  1,534  $ 9.48403 to  $14.95140 $16,557   0.54%    1.15%  to   2.85%   12.33% to   18.39%

                                      A71

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                                AST MFS GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014     918 $11.13384 to  $21.54740 $ 15,865   0.00%    0.55%  to   2.85%    5.61% to   11.72%
December 31, 2013     920 $12.75859 to  $20.20752 $ 14,885   0.00%    0.55%  to   2.85%   29.91% to   35.95%
December 31, 2012     894 $10.71705 to  $15.06982 $ 10,768   0.00%    0.55%  to   2.85%   13.74% to   16.44%
December 31, 2011     456 $ 9.23171 to  $13.12223 $  4,780   0.38%    0.55%  to   2.45%   -7.50% to   -1.14%
December 31, 2010     382 $ 9.93078 to  $13.45761 $  4,081   0.10%    1.15%  to   2.45%    8.30% to   11.50%

                                      AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014   1,373 $11.22938 to  $23.65350 $ 24,466   0.00%    0.55%  to   2.70%    5.02% to   12.92%
December 31, 2013   1,420 $12.35736 to  $22.34107 $ 23,893   0.00%    0.55%  to   2.85%   25.73% to   31.88%
December 31, 2012   1,511 $10.25722 to  $17.17555 $ 19,517   0.00%    0.55%  to   2.85%    9.17% to   11.77%
December 31, 2011     862 $ 9.20532 to  $15.58152 $ 10,193   0.00%    0.55%  to   2.70%   -7.23% to    1.13%
December 31, 2010     694 $10.47140 to  $15.62143 $  8,235   0.00%    1.00%  to   2.70%   19.02% to   27.40%

                                   AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014   1,563 $11.02363 to  $28.51908 $ 29,899   0.00%    0.55%  to   2.85%   10.42% to   13.62%
December 31, 2013   1,439 $12.86338 to  $25.44872 $ 24,541   0.00%    0.55%  to   2.85%   31.13% to   41.23%
December 31, 2012   1,289 $10.77542 to  $18.27003 $ 15,762   0.94%    1.00%  to   2.85%   13.78% to   15.97%
December 31, 2011     817 $ 9.36543 to  $15.90297 $  8,617   0.95%    1.15%  to   2.85%   -5.26% to   -3.59%
December 31, 2010     659 $ 9.77667 to  $16.62562 $  7,138   0.89%    1.15%  to   2.70%   11.77% to   22.03%

                                        AST PIMCO LIMITED MATURITY BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014   1,681 $ 9.51233 to  $12.05162 $ 17,126   0.00%    0.55%  to   2.85%   -2.94% to   -0.65%
December 31, 2013   1,729 $ 9.60905 to  $12.20183 $ 18,000   0.00%    0.55%  to   2.85%   -4.96% to   -2.71%
December 31, 2012   1,961 $10.11087 to  $12.61643 $ 21,292   1.30%    0.55%  to   2.85%    1.71% to    4.12%
December 31, 2011   1,419 $ 9.94129 to  $12.18917 $ 15,100   0.94%    1.00%  to   2.85%   -0.66% to    1.24%
December 31, 2010   1,124 $10.00728 to  $12.07057 $ 12,054   1.91%    1.15%  to   2.85%    0.00% to    2.72%

                                        AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014   1,935 $10.53423 to  $21.34885 $ 29,330   0.00%    0.55%  to   2.85%    4.41% to    6.88%
December 31, 2013   1,936 $11.28190 to  $20.25283 $ 27,731   0.00%    0.55%  to   2.85%   22.05% to   28.97%
December 31, 2012   1,858 $ 9.00517 to  $15.92130 $ 20,789   0.17%    0.55%  to   2.85%   13.90% to   16.61%
December 31, 2011     750 $ 7.81876 to  $13.84402 $  7,094   1.17%    0.85%  to   2.85%  -10.17% to   -2.76%
December 31, 2010     718 $ 8.09199 to  $14.34884 $  6,844   1.08%    1.15%  to   2.85%    4.77% to   11.96%

                                            AST QMA US EQUITY ALPHA PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014   1,016 $11.24219 to  $25.55053 $ 19,184   0.00%    0.55%  to   2.45%   11.83% to   16.57%
December 31, 2013     652 $12.26676 to  $22.22337 $ 10,686   0.00%    0.55%  to   2.45%   24.92% to   31.70%
December 31, 2012     567 $10.38147 to  $17.10866 $  7,120   0.71%    1.00%  to   2.45%   15.89% to   17.63%
December 31, 2011     294 $ 8.85664 to  $14.68191 $  3,025   0.76%    1.00%  to   2.85%    0.51% to    2.43%
December 31, 2010     231 $ 8.64622 to  $14.46757 $  2,243   0.58%    1.00%  to   2.85%    8.14% to   13.91%

                                      AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014   2,902 $ 8.19862 to  $14.17056 $ 29,775   0.00%    0.55%  to   2.70%  -14.29% to   -8.86%
December 31, 2013   2,809 $ 9.02327 to  $15.67993 $ 32,012   0.00%    0.55%  to   2.70%   12.14% to   14.75%
December 31, 2012   2,964 $ 7.88745 to  $13.79902 $ 29,950   0.40%    0.85%  to   2.85%    0.66% to    2.74%
December 31, 2011   2,024 $ 7.67745 to  $13.57744 $ 20,366   0.61%    0.85%  to   2.85%  -22.38% to  -15.76%
December 31, 2010   1,711 $11.39318 to  $16.26883 $ 20,899   0.39%    1.00%  to   2.85%   15.56% to   19.26%

                                      AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014  58,768 $11.65463 to  $17.63046 $826,924   0.00%    0.55%  to   2.85%    2.86% to    5.30%
December 31, 2013  55,047 $11.16935 to  $16.97618 $752,863   0.00%    0.55%  to   2.85%   12.85% to   16.19%
December 31, 2012  45,662 $10.69535 to  $14.81356 $550,692   1.21%    0.55%  to   2.85%   10.26% to   12.87%
December 31, 2011  24,391 $ 9.50439 to  $13.30691 $264,165   1.11%    0.55%  to   2.85%   -4.90% to    1.42%
December 31, 2010  16,476 $10.44562 to  $13.30202 $178,780   0.79%    0.95%  to   2.85%    6.24% to   10.43%

                                             AST MFS GLOBAL EQUITY PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014   1,465 $10.30110 to  $21.46497 $ 23,599   0.00%    0.55%  to   2.70%    0.83% to    3.06%
December 31, 2013   1,354 $11.84660 to  $21.11684 $ 21,373   0.00%    0.55%  to   2.55%   20.29% to   26.93%
December 31, 2012   1,169 $10.68753 to  $16.86736 $ 14,767   1.03%    0.55%  to   2.55%   20.01% to   22.40%
December 31, 2011     738 $ 9.90992 to  $13.97222 $  7,786   0.50%    0.55%  to   2.55%   -5.54% to   -3.66%
December 31, 2010     600 $10.33903 to  $14.70491 $  6,737   0.40%    0.55%  to   2.55%    8.66% to   10.94%

                                      A72

                               AT YEAR ENDED                             FOR YEAR ENDED
                   --------------------------------------  ----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  -----------------
                                     AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2014   2,075 $10.24610 to  $15.83614 $ 24,026   0.00%    0.55%  to   2.70%   -8.89% to  -6.88%
December 31, 2013   1,941 $11.13965 to  $17.24255 $ 24,368   0.00%    0.55%  to   2.70%   12.25% to  14.73%
December 31, 2012   1,788 $ 9.83010 to  $15.23803 $ 19,759   1.65%    0.55%  to   2.70%   18.61% to  21.24%
December 31, 2011   1,314 $ 8.17393 to  $12.74350 $ 12,054   1.38%    0.55%  to   2.70%  -11.60% to  -9.65%
December 31, 2010   1,247 $ 9.19808 to  $14.30022 $ 12,690   0.94%    0.55%  to   2.70%    4.51% to   7.63%

                                          AST TEMPLETON GLOBAL BOND PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2014   1,535 $ 9.60847 to  $12.68214 $ 16,052   0.00%    0.55%  to   2.85%   -2.31% to   0.00%
December 31, 2013   1,540 $ 9.69586 to  $12.75701 $ 16,326   0.00%    0.55%  to   2.85%   -6.50% to  -3.21%
December 31, 2012   1,571 $10.32374 to  $13.40697 $ 17,671   2.33%    0.55%  to   2.85%    2.22% to   4.65%
December 31, 2011   1,035 $ 9.89515 to  $12.88781 $ 11,416   2.75%    0.85%  to   2.85%   -1.04% to   2.94%
December 31, 2010     830 $10.23639 to  $12.51967 $  9,083   2.31%    1.00%  to   2.85%    2.58% to   4.70%

                                   AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2014  10,289 $11.34142 to  $18.12031 $122,371   0.00%    0.55%  to   2.85%    2.50% to   4.92%
December 31, 2013   6,836 $11.11097 to  $17.50990 $ 78,530   0.00%    0.55%  to   2.70%   14.98% to  19.84%
December 31, 2012   4,100 $ 9.51705 to  $14.81394 $ 39,950   0.26%    0.55%  to   2.55%    8.24% to  10.40%
December 31, 2011   1,819 $ 8.69622 to  $13.60557 $ 16,415   0.27%    0.55%  to   2.55%  -12.00% to  -4.55%
December 31, 2010   1,007 $ 9.12442 to  $14.22692 $  9,779   0.47%    1.15%  to   2.55%   11.79% to  13.33%

                                     AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2014  40,109 $12.24977 to  $18.47645 $573,414   0.00%    0.55%  to   2.85%    3.95% to   6.41%
December 31, 2013  35,937 $11.61737 to  $17.60529 $491,952   0.00%    0.55%  to   2.85%   17.67% to  22.00%
December 31, 2012  29,648 $10.23320 to  $14.63036 $337,551   0.79%    0.55%  to   2.85%   10.48% to  13.10%
December 31, 2011  21,421 $ 9.07555 to  $13.11625 $216,804   0.51%    0.55%  to   2.85%   -9.16% to  -2.96%
December 31, 2010  20,678 $ 9.65397 to  $13.70422 $217,009   1.00%    0.95%  to   2.85%    7.78% to  12.25%

                                   AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2014  30,392 $10.85572 to  $15.55329 $375,742   0.00%    0.55%  to   2.85%    0.86% to   3.25%
December 31, 2013  32,209 $10.61030 to  $15.27338 $391,356   0.00%    0.55%  to   2.85%    6.84% to   9.37%
December 31, 2012  30,993 $10.16034 to  $14.15903 $348,773   0.98%    0.55%  to   2.85%    9.35% to  11.95%
December 31, 2011  24,615 $ 9.17759 to  $12.82397 $249,346   0.61%    0.55%  to   2.85%   -5.43% to  -3.20%
December 31, 2010  22,016 $ 9.28559 to  $13.43083 $232,089   0.84%    0.55%  to   2.85%    7.50% to  10.91%

                                        AST BALANCED ASSET ALLOCATION PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2014  51,425 $11.79468 to  $17.11604 $711,536   0.00%    0.55%  to   2.85%    3.49% to   5.94%
December 31, 2013  50,339 $11.23550 to  $16.38146 $670,129   0.00%    0.55%  to   2.85%   13.49% to  17.00%
December 31, 2012  45,923 $10.33901 to  $14.19558 $532,182   0.91%    0.55%  to   2.85%    9.26% to  11.86%
December 31, 2011  33,653 $ 9.27105 to  $12.86748 $352,782   0.64%    0.55%  to   2.85%   -7.28% to  -1.76%
December 31, 2010  30,549 $ 9.68344 to  $13.27946 $330,206   0.76%    0.95%  to   2.85%    6.86% to  11.26%

                                      AST PRESERVATION ASSET ALLOCATION PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2014  37,987 $11.03255 to  $15.02176 $486,778   0.00%    0.55%  to   2.85%    2.76% to   5.19%
December 31, 2013  38,187 $10.58368 to  $14.47848 $473,775   0.00%    0.55%  to   2.85%    6.10% to   8.61%
December 31, 2012  36,655 $10.51490 to  $13.51575 $426,840   1.09%    0.85%  to   2.85%    7.22% to   9.44%
December 31, 2011  24,615 $ 9.60825 to  $12.48452 $266,301   0.90%    0.85%  to   2.85%   -3.91% to   0.04%
December 31, 2010  18,568 $10.51978 to  $12.60207 $204,499   1.18%    0.95%  to   2.85%    5.32% to   9.48%

                                         AST FI PYRAMIS QUANTITATIVE PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2014  25,768 $11.02409 to  $16.48864 $332,704   0.00%    0.55%  to   2.85%    0.21% to   2.58%
December 31, 2013  25,294 $10.97054 to  $16.29666 $324,399   0.00%    0.55%  to   2.85%   11.49% to  14.13%
December 31, 2012  21,670 $ 9.81278 to  $14.47747 $248,028   1.87%    0.85%  to   2.85%    7.48% to   9.69%
December 31, 2011  13,265 $ 9.10499 to  $13.34133 $138,313   1.76%    0.85%  to   2.85%   -6.65% to  -2.44%
December 31, 2010   9,357 $ 9.46532 to  $13.80890 $ 99,358   1.32%    0.95%  to   2.85%    9.61% to  13.06%

                                       AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2014  26,712 $11.13285 to  $17.79750 $372,174   0.00%    0.55%  to   2.85%    6.09% to   8.60%
December 31, 2013  23,646 $10.46525 to  $16.61628 $309,204   0.00%    0.55%  to   2.85%   13.69% to  16.38%
December 31, 2012  19,406 $ 9.17966 to  $14.47559 $222,116   1.26%    0.55%  to   2.85%    9.70% to  12.30%
December 31, 2011  11,105 $ 8.34511 to  $13.06962 $113,082   1.19%    0.55%  to   2.85%  -11.82% to  -6.73%
December 31, 2010   9,121 $ 8.66171 to  $14.20708 $ 97,680   0.81%    0.55%  to   2.85%   14.67% to  17.84%

                                      A73

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                            AST ADVANCED STRATEGIES PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014  43,576 $11.63271 to  $18.05257 $607,973   0.00%    0.55%  to   2.85%    3.08% to    5.52%
December 31, 2013  40,149 $11.12429 to  $17.34521 $545,108   0.00%    0.55%  to   2.85%   12.52% to   15.92%
December 31, 2012  31,622 $10.48694 to  $15.17148 $379,954   1.27%    0.55%  to   2.85%   10.40% to   13.02%
December 31, 2011  17,019 $ 9.30664 to  $13.61010 $182,811   1.04%    0.55%  to   2.85%   -6.93% to   -0.44%
December 31, 2010  11,837 $10.05863 to  $13.85960 $129,172   0.87%    0.55%  to   2.85%    8.44% to   12.58%

                                      AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014   3,053 $11.22522 to  $24.98767 $ 57,338   0.00%    0.55%  to   2.85%    5.26% to   13.35%
December 31, 2013   3,040 $13.54255 to  $23.51273 $ 53,672   0.00%    0.55%  to   2.85%   37.92% to   43.23%
December 31, 2012   2,773 $10.57497 to  $16.64347 $ 34,617   0.00%    0.55%  to   2.85%   14.23% to   16.94%
December 31, 2011   1,503 $10.28972 to  $14.43104 $ 16,199   0.00%    0.55%  to   2.85%   -4.49% to   -2.24%
December 31, 2010   1,233 $10.65531 to  $14.96577 $ 13,734   0.00%    0.55%  to   2.85%   10.89% to   14.49%

                                               AST MONEY MARKET PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014   1,793 $ 8.67962 to  $10.08368 $ 16,760   0.00%    0.55%  to   2.85%   -2.85% to   -0.47%
December 31, 2013   1,861 $ 8.90088 to  $10.20011 $ 17,661   0.00%    0.55%  to   2.85%   -2.85% to   -0.55%
December 31, 2012   2,056 $ 9.12800 to  $10.31714 $ 19,917   0.01%    0.85%  to   2.85%   -2.85% to   -0.85%
December 31, 2011   2,221 $ 9.36043 to  $10.43487 $ 21,882   0.02%    1.00%  to   2.85%   -2.82% to   -0.96%
December 31, 2010   1,274 $ 9.59652 to  $10.55197 $ 12,842   0.02%    1.15%  to   2.85%   -2.46% to   -1.02%

                                             AST SMALL-CAP GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014   1,093 $10.96730 to  $25.38680 $ 19,789   0.00%    0.55%  to   2.85%    0.86% to   10.75%
December 31, 2013   1,115 $12.40268 to  $24.92978 $ 19,844   0.00%    0.55%  to   2.85%   26.69% to   34.43%
December 31, 2012   1,036 $ 9.69125 to  $14.02211 $ 13,871   0.00%    0.55%  to   2.85%    8.97% to   11.56%
December 31, 2011     647 $11.19338 to  $12.39878 $  7,766   0.00%    1.15%  to   2.70%   -3.65% to   -2.10%
December 31, 2010     507 $11.54673 to  $12.68615 $  6,183   0.20%    1.15%  to   2.70%   25.91% to   34.87%

                                          AST PIMCO TOTAL RETURN BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014  20,088 $ 9.95820 to  $14.46916 $231,464   0.00%    0.55%  to   2.85%    1.26% to    3.66%
December 31, 2013  21,555 $ 9.69455 to  $14.04141 $242,502   0.00%    0.55%  to   2.85%   -4.63% to   -2.38%
December 31, 2012  21,225 $10.83456 to  $14.46865 $247,468   2.51%    0.55%  to   2.85%    6.20% to    8.72%
December 31, 2011  14,092 $ 9.99564 to  $13.38718 $154,438   1.86%    0.55%  to   2.85%   -0.04% to    2.61%
December 31, 2010  12,278 $10.27781 to  $13.12390 $134,467   1.50%    0.55%  to   2.85%    2.72% to    6.65%

                                            AST INTERNATIONAL VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014     788 $ 9.38850 to  $15.04489 $  8,945   0.00%    0.55%  to   2.70%   -9.22% to   -6.37%
December 31, 2013     729 $10.31966 to  $16.44049 $  8,992   0.00%    0.85%  to   2.70%   16.24% to   18.45%
December 31, 2012     706 $ 8.75042 to  $14.02985 $  7,387   2.13%    1.15%  to   2.70%   13.52% to   15.35%
December 31, 2011     494 $ 7.59729 to  $12.25942 $  4,480   1.51%    1.15%  to   2.85%  -15.04% to  -13.54%
December 31, 2010     408 $ 8.80034 to  $14.29181 $  4,276   0.67%    1.15%  to   2.85%    7.95% to    9.82%

                                           AST INTERNATIONAL GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014   1,493 $ 9.40169 to  $16.28200 $ 17,534   0.00%    0.55%  to   2.85%   -8.22% to   -2.22%
December 31, 2013   1,396 $10.08092 to  $17.57026 $ 17,591   0.00%    0.85%  to   2.85%   15.66% to   18.04%
December 31, 2012   1,205 $ 8.57742 to  $15.04565 $ 12,832   0.99%    0.85%  to   2.85%   16.93% to   19.34%
December 31, 2011     784 $ 7.21877 to  $12.74401 $  7,164   0.71%    0.85%  to   2.85%  -18.51% to  -13.91%
December 31, 2010     593 $ 8.39779 to  $14.92060 $  6,331   0.26%    1.15%  to   2.85%   11.65% to   13.98%

                                         NVIT DEVELOPING MARKETS FUND - CLASS II
                   --------------------------------------------------------------------------------------
December 31, 2014      48 $13.42653 to  $13.95567 $    666   0.79%    1.40%  to   1.80%   -7.51% to   -7.15%
December 31, 2013      47 $14.51720 to  $15.02994 $    692   0.92%    1.40%  to   1.80%   -1.74% to   -1.35%
December 31, 2012      44 $14.77377 to  $15.23556 $    665   0.10%    1.40%  to   1.80%   14.71% to   15.17%
December 31, 2011      51 $12.87876 to  $13.22905 $    670   0.25%    1.40%  to   1.80%  -23.78% to  -23.48%
December 31, 2010     151 $16.89594 to  $17.28741 $  2,586   0.00%    1.40%  to   1.80%   14.09% to   14.54%

                                           AST INVESTMENT GRADE BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014   4,188 $10.03301 to  $15.78694 $ 55,403   0.00%    0.85%  to   2.25%    4.33% to    5.82%
December 31, 2013   3,598 $ 9.58248 to  $14.96161 $ 45,743   0.00%    0.55%  to   2.25%   -5.36% to   -3.72%
December 31, 2012  20,929 $11.79750 to  $15.63108 $272,251   1.38%    0.55%  to   2.25%    6.94% to    8.80%
December 31, 2011  56,740 $10.87605 to  $14.45223 $688,204   0.20%    0.55%  to   2.25%    8.68% to   11.82%
December 31, 2010     469 $10.57538 to  $13.00047 $  6,003   7.78%    0.95%  to   2.25%    5.69% to    9.55%

                                      A74

                                    AT YEAR ENDED                                   FOR YEAR ENDED
                   -------------------------------------------       -----------------------------------------------
                                                           NET       INVESTMENT
                     UNITS           UNIT VALUE           ASSETS       INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST -- HIGHEST        (000S)       RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------      ----------------------  --------      ---------- -----------------  ------------------
                                            AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
                   ------------------------------------------------------------------------------------------------
December 31, 2014   4,880      $10.27737 to  $12.83064 $ 57,740        0.00%    0.55%  to   2.85%    3.00% to    6.61%
December 31, 2013   4,456      $ 9.72854 to  $12.10414 $ 50,085        0.00%    0.55%  to   2.85%   -4.30% to   -2.03%
December 31, 2012   3,920      $11.03135 to  $12.52719 $ 45,582        3.20%    0.55%  to   2.85%    4.77% to    7.26%
December 31, 2011   2,628      $10.63550 to  $11.84188 $ 28,880        2.89%    0.55%  to   2.85%    3.01% to    5.44%
December 31, 2010   2,192      $10.32483 to  $11.38650 $ 23,213        1.26%    1.00%  to   2.85%    3.27% to    6.73%

                                                      AST BOND PORTFOLIO 2018
                   ------------------------------------------------------------------------------------------------
December 31, 2014   1,578      $11.22140 to  $13.39820 $ 18,217        0.00%    1.90%  to   2.85%   -0.26% to    0.75%
December 31, 2013   1,883      $11.25098 to  $13.29882 $ 21,676        0.00%    1.90%  to   2.85%   -5.90% to   -4.95%
December 31, 2012   1,799      $11.95683 to  $13.99125 $ 21,894        0.49%    1.90%  to   2.85%    2.70% to    3.74%
December 31, 2011   1,787      $11.64275 to  $13.48663 $ 21,049        0.16%    1.90%  to   2.85%   10.35% to   11.47%
December 31, 2010      18      $12.01294 to  $12.09943 $    211        0.93%    1.90%  to   2.15%    8.85% to    9.11%

                                                      AST BOND PORTFOLIO 2019
                   ------------------------------------------------------------------------------------------------
December 31, 2014      95      $11.45215 to  $13.30075 $  1,131        0.00%    1.90%  to   2.85%    1.29% to    2.28%
December 31, 2013     159      $11.30601 to  $13.03100 $  1,846        0.00%    1.90%  to   2.85%   -7.54% to   -6.64%
December 31, 2012     183      $12.22857 to  $13.98700 $  2,283        0.31%    1.90%  to   2.85%    2.84% to    3.85%
December 31, 2011       0/(1)/ $13.49739 to  $13.62798 $      0/(1)/   0.91%    1.90%  to   2.15%   13.54% to   13.81%
December 31, 2010       3      $11.88816 to  $12.18296 $     33        0.74%    1.30%  to   2.15%    9.02% to    9.93%

                                                 AST GLOBAL REAL ESTATE PORTFOLIO
                   ------------------------------------------------------------------------------------------------
December 31, 2014     606      $10.85387 to  $21.79318 $  9,050        0.00%    0.55%  to   2.85%    7.71% to   13.30%
December 31, 2013     614      $10.08073 to  $19.50272 $  8,308        0.00%    0.85%  to   2.85%    1.37% to    3.46%
December 31, 2012     547      $10.79040 to  $19.05468 $  7,170        1.45%    1.00%  to   2.85%   23.19% to   25.55%
December 31, 2011     334      $ 8.72255 to  $15.32029 $  3,472        2.28%    1.15%  to   2.85%   -7.74% to   -6.12%
December 31, 2010     289      $ 9.41466 to  $16.44739 $  3,166        1.17%    1.15%  to   2.85%   14.96% to   18.83%

                                         AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
                   ------------------------------------------------------------------------------------------------
December 31, 2014   2,742      $ 8.36743 to  $14.76931 $ 26,823        0.00%    0.55%  to   2.85%   -7.40% to   -5.21%
December 31, 2013   2,763      $ 8.85375 to  $15.79714 $ 28,800        0.00%    0.55%  to   2.85%   -2.63% to   -0.33%
December 31, 2012   2,458      $ 8.90982 to  $16.06935 $ 26,031        1.10%    0.55%  to   2.85%   14.56% to   17.28%
December 31, 2011   1,592      $ 7.61998 to  $13.89229 $ 14,499        0.94%    0.55%  to   2.85%  -23.87% to  -20.71%
December 31, 2010   1,468      $10.76214 to  $17.76396 $ 17,086        0.28%    1.15%  to   2.85%   16.62% to   20.88%

                                            AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
                   ------------------------------------------------------------------------------------------------
December 31, 2014   1,619      $10.75944 to  $25.63821 $ 30,102        0.00%    0.55%  to   2.70%    4.30% to    7.79%
December 31, 2013   1,579      $12.69230 to  $24.38308 $ 28,052        0.00%    0.55%  to   2.70%   29.72% to   38.05%
December 31, 2012   1,525      $10.52515 to  $17.90792 $ 19,892        0.48%    0.55%  to   2.70%   12.56% to   15.05%
December 31, 2011     959      $ 9.17568 to  $15.78149 $ 11,040        0.50%    0.55%  to   2.70%   -7.35% to    0.75%
December 31, 2010     791      $11.42102 to  $15.88201 $  9,197        0.35%    0.55%  to   2.70%   14.62% to   25.51%

                                              AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
                   ------------------------------------------------------------------------------------------------
December 31, 2014  20,067      $11.73808 to  $18.13826 $281,553        0.00%    0.55%  to   2.85%    2.84% to    5.28%
December 31, 2013  18,974      $11.25123 to  $17.46806 $258,398        0.00%    0.55%  to   2.85%   13.73% to   17.41%
December 31, 2012  15,190      $ 9.90321 to  $15.08440 $179,781        0.45%    0.55%  to   2.85%   12.59% to   15.27%
December 31, 2011   7,911      $ 8.75838 to  $13.26883 $ 81,484        0.29%    0.55%  to   2.85%   -8.49% to   -2.93%
December 31, 2010   5,917      $ 9.19665 to  $13.85815 $ 62,348        0.24%    0.55%  to   2.85%    9.18% to   13.04%

                                                  AST RCM WORLD TRENDS PORTFOLIO
                   ------------------------------------------------------------------------------------------------
December 31, 2014  27,104      $11.21041 to  $15.54433 $341,955        0.00%    0.55%  to   2.85%    2.14% to    4.56%
December 31, 2013  25,218      $10.83902 to  $15.07275 $310,506        0.00%    0.55%  to   2.85%    9.24% to   11.82%
December 31, 2012  21,004      $ 9.89825 to  $13.66670 $235,725        0.52%    0.55%  to   2.85%    7.13% to    9.68%
December 31, 2011  11,121      $ 9.20021 to  $12.63456 $114,175        0.40%    0.55%  to   2.85%   -6.86% to   -2.36%
December 31, 2010   7,792      $ 9.60436 to  $13.11882 $ 81,960        0.42%    0.95%  to   2.85%    7.21% to   10.65%

                                             AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
                   ------------------------------------------------------------------------------------------------
December 31, 2014  12,870      $11.72319 to  $17.69896 $177,267        0.00%    0.55%  to   2.85%    3.33% to    5.78%
December 31, 2013  12,110      $11.18390 to  $16.96442 $161,361        0.00%    0.55%  to   2.85%   12.87% to   15.64%
December 31, 2012   9,458      $10.49066 to  $14.87346 $111,417        0.43%    0.55%  to   2.85%   10.34% to   12.96%
December 31, 2011   4,964      $ 9.31537 to  $13.35045 $ 52,174        0.34%    0.55%  to   2.85%   -6.67% to   -1.12%
December 31, 2010   3,330      $ 9.76990 to  $13.68833 $ 35,436        0.23%    0.95%  to   2.85%    8.19% to   12.52%

                                      A75

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                         AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014  15,715 $10.79436 to  $15.06034 $190,576   0.00%    0.55%  to   2.85%    1.08% to    3.47%
December 31, 2013  14,493 $10.52772 to  $14.75766 $174,100   0.00%    0.55%  to   2.85%    6.36% to    9.22%
December 31, 2012  12,412 $10.28497 to  $13.69989 $139,813   0.56%    0.55%  to   2.85%    6.99% to    9.52%
December 31, 2011   8,325 $ 9.41906 to  $12.68275 $ 86,341   0.47%    0.55%  to   2.85%   -5.72% to   -1.05%
December 31, 2010   6,330 $ 9.95339 to  $12.99556 $ 66,678   0.38%    0.95%  to   2.85%    6.37% to   10.33%

                                      AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014  16,378 $11.86300 to  $17.22400 $225,855   0.00%    0.55%  to   2.85%    2.71% to    5.14%
December 31, 2013  13,958 $11.38633 to  $16.60998 $188,038   0.00%    0.55%  to   2.85%   15.36% to   18.57%
December 31, 2012  10,344 $10.36964 to  $14.20334 $120,257   0.48%    0.55%  to   2.85%   10.39% to   13.01%
December 31, 2011   5,117 $ 9.32332 to  $12.74316 $ 53,097   0.22%    0.55%  to   2.85%   -5.25% to   -3.01%
December 31, 2010   3,298 $ 9.78877 to  $13.32052 $ 35,509   0.24%    0.55%  to   2.85%    8.04% to   12.26%

                                              PROFUND VP CONSUMER SERVICES
                   --------------------------------------------------------------------------------------
December 31, 2014      13 $20.74470 to  $20.74470 $    279   0.00%    0.55%  to   1.50%   10.80% to   11.84%
December 31, 2013      21 $18.72284 to  $20.07642 $    388   0.26%    0.55%  to   1.50%   37.80% to   39.10%
December 31, 2012      24 $13.58666 to  $13.58666 $    330   0.00%    1.50%  to   1.50%   20.29% to   20.29%
December 31, 2011      28 $11.29470 to  $11.29470 $    318   0.00%    1.50%  to   1.50%    3.94% to    3.94%
December 31, 2010      30 $10.86622 to  $10.86622 $    322   0.00%    1.50%  to   1.50%   19.60% to   19.60%

                                           PROFUND VP CONSUMER GOODS PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014       8 $16.82194 to  $16.82194 $    134   0.70%    0.55%  to   1.50%    8.60% to    9.62%
December 31, 2013      14 $15.49003 to  $15.49003 $    221   0.86%    1.50%  to   1.50%   26.55% to   26.55%
December 31, 2012      25 $12.23984 to  $12.23984 $    310   0.87%    1.50%  to   1.50%    9.22% to    9.22%
December 31, 2011      28 $11.20680 to  $11.20680 $    309   1.28%    1.50%  to   1.50%    5.37% to    5.37%
December 31, 2010      29 $10.63581 to  $10.63581 $    314   0.54%    1.50%  to   1.50%   15.63% to   15.63%

                                                  PROFUND VP FINANCIALS
                   --------------------------------------------------------------------------------------
December 31, 2014      33 $ 9.87092 to  $ 9.87092 $    323   0.21%    0.55%  to   2.10%   10.59% to   12.30%
December 31, 2013      46 $ 8.58077 to  $ 8.87284 $    409   0.43%    1.50%  to   2.10%   29.36% to   30.13%
December 31, 2012      69 $ 6.63308 to  $ 6.81861 $    469   0.10%    1.50%  to   2.10%   22.16% to   22.88%
December 31, 2011      83 $ 5.42982 to  $ 5.54883 $    461   0.00%    1.50%  to   2.10%  -15.60% to  -15.10%
December 31, 2010      77 $ 6.53605 to  $ 6.53605 $    503   0.29%    1.50%  to   1.50%    9.29% to    9.29%

                                                 PROFUND VP HEALTH CARE
                   --------------------------------------------------------------------------------------
December 31, 2014      17 $20.97331 to  $20.97331 $    347   0.08%    0.55%  to   2.10%   21.16% to   23.02%
December 31, 2013      23 $16.64400 to  $17.20941 $    399   0.35%    1.50%  to   2.10%   36.88% to   37.69%
December 31, 2012      30 $12.15913 to  $12.49836 $    375   0.39%    1.50%  to   2.10%   14.98% to   15.67%
December 31, 2011      34 $10.57454 to  $10.80547 $    367   0.31%    1.50%  to   2.10%    7.85% to    8.49%
December 31, 2010      37 $ 9.96007 to  $ 9.96007 $    373   0.28%    1.50%  to   1.50%    1.32% to    1.32%

                                                 PROFUND VP INDUSTRIALS
                   --------------------------------------------------------------------------------------
December 31, 2014      20 $13.85579 to  $14.22444 $    283   0.27%    1.50%  to   1.90%    3.61% to    4.02%
December 31, 2013      19 $13.67512 to  $13.67512 $    255   0.55%    1.50%  to   1.50%   36.15% to   36.15%
December 31, 2012      31 $10.04439 to  $10.04439 $    315   0.26%    1.50%  to   1.50%   14.09% to   14.09%
December 31, 2011      33 $ 8.80429 to  $ 8.80429 $    289   0.28%    1.50%  to   1.50%   -3.23% to   -3.23%
December 31, 2010      40 $ 9.09853 to  $11.41249 $    364   0.23%    1.50%  to   1.55%   14.03% to   21.92%

                                                PROFUND VP MID-CAP GROWTH
                   --------------------------------------------------------------------------------------
December 31, 2014       3 $15.61362 to  $15.61362 $     42   0.00%    0.55%  to   2.10%    3.71% to    5.31%
December 31, 2013       6 $14.47394 to  $14.96601 $     90   0.00%    1.50%  to   2.10%   27.84% to   28.60%
December 31, 2012      10 $11.32177 to  $11.63796 $    119   0.00%    1.50%  to   2.10%   13.00% to   13.67%
December 31, 2011       9 $10.01888 to  $10.23808 $     87   0.00%    1.50%  to   2.10%   -4.89% to   -4.33%
December 31, 2010       8 $10.53374 to  $10.70104 $     89   0.00%    1.50%  to   2.10%   25.78% to   26.52%

                                                PROFUND VP MID-CAP VALUE
                   --------------------------------------------------------------------------------------
December 31, 2014       2 $15.21446 to  $15.21446 $     30   0.12%    1.50%  to   1.50%    8.56% to    8.56%
December 31, 2013       4 $14.01527 to  $14.01527 $     54   0.34%    1.50%  to   1.50%   30.21% to   30.21%
December 31, 2012       6 $10.76386 to  $10.76386 $     70   0.15%    1.50%  to   1.50%   14.84% to   14.84%
December 31, 2011       9 $ 9.37296 to  $ 9.44100 $     81   0.15%    1.30%  to   1.50%   -5.34% to   -5.16%
December 31, 2010       7 $ 9.90192 to  $ 9.90192 $     71   0.29%    1.50%  to   1.50%   18.67% to   18.67%

                                      A76

                               AT YEAR ENDED                            FOR YEAR ENDED
                   -------------------------------------  ----------------------------------------------
                                                   NET    INVESTMENT
                   UNITS        UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  ------- ---------- -----------------  -----------------
                                                PROFUND VP REAL ESTATE
                   ------------------------------------------------------------------------------------
December 31, 2014    13   $12.05366 to  $12.37455 $   155   1.51%    0.55%  to   1.90%   22.69% to  24.33%
December 31, 2013    14   $ 9.82468 to  $10.04669 $   144   1.36%    1.50%  to   1.90%   -1.77% to  -1.39%
December 31, 2012    14   $10.00220 to  $10.18798 $   144   2.57%    1.50%  to   1.90%   14.98% to  15.44%
December 31, 2011    12   $ 8.69881 to  $ 8.82559 $   110   0.00%    1.50%  to   1.90%    2.80% to   3.20%
December 31, 2010    16   $ 8.46186 to  $11.54906 $   133   3.89%    1.50%  to   1.90%   15.86% to  22.85%

                                              PROFUND VP SMALL-CAP GROWTH
                   ------------------------------------------------------------------------------------
December 31, 2014     3   $16.16532 to  $16.16532 $    55   0.00%    1.50%  to   1.50%    0.66% to   0.66%
December 31, 2013     5   $16.05873 to  $18.52593 $    87   0.00%    0.55%  to   1.50%   38.35% to  39.65%
December 31, 2012     3   $11.60725 to  $11.60725 $    32   0.00%    1.50%  to   1.50%   10.82% to  10.82%
December 31, 2011     2   $10.47427 to  $10.55029 $    26   0.00%    1.30%  to   1.50%   -0.21% to  -0.02%
December 31, 2010     3   $10.49669 to  $10.49669 $    28   0.00%    1.50%  to   1.50%   23.87% to  23.87%

                                              PROFUND VP SMALL-CAP VALUE
                   ------------------------------------------------------------------------------------
December 31, 2014     1   $15.68046 to  $15.68046 $    15   0.00%    0.55%  to   1.50%    4.25% to   5.23%
December 31, 2013     1   $15.04112 to  $16.79752 $    15   0.22%    0.55%  to   1.50%   35.64% to  36.92%
December 31, 2012     2   $11.08892 to  $11.08892 $    20   0.00%    1.50%  to   1.50%   14.44% to  14.44%
December 31, 2011     2   $ 9.68994 to  $ 9.68994 $    19   0.00%    1.50%  to   1.50%   -5.52% to  -5.52%
December 31, 2010     2   $10.25585 to  $10.25585 $    25   0.10%    1.50%  to   1.50%   20.30% to  20.30%

                                             PROFUND VP TELECOMMUNICATIONS
                   ------------------------------------------------------------------------------------
December 31, 2014     9   $11.05227 to  $11.05227 $   102   4.37%    0.55%  to   1.50%   -0.92% to   0.01%
December 31, 2013    16   $11.15492 to  $11.15492 $   174   2.94%    1.50%  to   1.50%   10.41% to  10.41%
December 31, 2012    24   $10.10290 to  $10.10290 $   247   4.12%    1.50%  to   1.50%   14.79% to  14.79%
December 31, 2011    29   $ 8.80105 to  $ 8.80105 $   255   2.96%    1.50%  to   1.50%    0.36% to   0.36%
December 31, 2010    28   $ 8.76916 to  $12.16509 $   245   2.84%    1.50%  to   1.55%   13.98% to  21.09%

                                                 PROFUND VP UTILITIES
                   ------------------------------------------------------------------------------------
December 31, 2014     9   $13.00966 to  $13.00966 $   115   1.72%    0.55%  to   1.90%   23.54% to  25.19%
December 31, 2013    18   $10.25797 to  $10.48966 $   184   2.59%    1.50%  to   1.90%   11.20% to  11.64%
December 31, 2012    23   $ 9.22480 to  $ 9.39609 $   212   2.71%    1.50%  to   1.90%   -1.73% to  -1.34%
December 31, 2011    27   $ 9.38722 to  $ 9.52393 $   259   2.51%    1.50%  to   1.90%   15.32% to  15.78%
December 31, 2010    30   $ 8.14003 to  $10.77660 $   244   2.49%    1.50%  to   1.90%    3.97% to   7.40%

                                              PROFUND VP LARGE-CAP GROWTH
                   ------------------------------------------------------------------------------------
December 31, 2014     7   $15.48812 to  $15.48812 $   103   0.12%    1.50%  to   2.10%   10.61% to  11.26%
December 31, 2013     3   $13.46336 to  $16.49009 $    48   0.39%    0.55%  to   2.10%   27.98% to  29.95%
December 31, 2012     5   $10.52001 to  $10.81361 $    49   0.07%    1.50%  to   2.10%   10.40% to  11.05%
December 31, 2011     4   $ 9.52935 to  $ 9.73772 $    37   0.00%    1.50%  to   2.10%    1.01% to   1.61%
December 31, 2010     5   $ 9.43387 to  $ 9.58358 $    46   0.07%    1.50%  to   2.10%   10.86% to  11.51%

                                              PROFUND VP LARGE-CAP VALUE
                   ------------------------------------------------------------------------------------
December 31, 2014     3   $12.66256 to  $12.66256 $    40   0.65%    1.50%  to   1.50%    8.84% to   8.84%
December 31, 2013     6   $11.63395 to  $11.63395 $    73   0.88%    1.50%  to   1.50%   27.97% to  27.97%
December 31, 2012     8   $ 9.09087 to  $ 9.09087 $    75   0.76%    1.50%  to   1.50%   13.71% to  13.71%
December 31, 2011    18   $ 7.99461 to  $ 7.99461 $   141   0.76%    1.50%  to   1.50%   -2.74% to  -2.74%
December 31, 2010    17   $ 8.21947 to  $ 8.21947 $   139   0.96%    1.50%  to   1.50%   11.23% to  11.23%

                                                AST BOND PORTFOLIO 2020
                   ------------------------------------------------------------------------------------
December 31, 2014   282   $11.03272 to  $12.37107 $ 3,446   0.00%    1.90%  to   2.85%    3.13% to   4.14%
December 31, 2013   380   $10.61606 to  $11.87901 $ 4,467   0.00%    1.30%  to   2.85%   -9.18% to  -7.72%
December 31, 2012    11   $11.60016 to  $12.95314 $   135   0.58%    1.30%  to   2.55%    3.67% to   4.95%
December 31, 2011    66   $11.06416 to  $12.41953 $   746   1.13%    1.30%  to   2.55%   15.73% to  17.15%
December 31, 2010   331   $ 9.54633 to  $10.66744 $ 3,199   0.00%    1.30%  to   2.55%    6.10% to  10.41%

                                     AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2014   717   $13.25293 to  $17.10034 $10,969   0.00%    0.55%  to   2.45%    7.56% to   9.66%
December 31, 2013   694   $12.19594 to  $15.68669 $ 9,817   0.00%    0.55%  to   2.45%   24.20% to  30.71%
December 31, 2012   557   $ 9.54913 to  $12.07266 $ 6,101   0.42%    0.55%  to   2.45%   10.46% to  12.61%
December 31, 2011   339   $ 8.50545 to  $10.78439 $ 3,336   0.33%    0.55%  to   2.45%  -14.75% to  -6.39%
December 31, 2010   251   $10.51922 to  $11.58869 $ 2,684   0.02%    1.15%  to   2.45%    5.50% to  12.43%

                                      A77

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                         AST JENNISON LARGE-CAP GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014     972 $11.27625 to  $18.90555 $ 16,897   0.00%    0.55%  to   2.70%    6.55% to   13.75%
December 31, 2013     879 $13.00723 to  $17.33075 $ 14,245   0.00%    0.55%  to   2.70%   32.55% to   35.74%
December 31, 2012     876 $10.54999 to  $12.84306 $ 10,610   0.00%    0.55%  to   2.70%   12.07% to   14.55%
December 31, 2011     435 $10.49190 to  $11.27814 $  4,657   0.00%    0.55%  to   2.70%   -2.05% to    0.11%
December 31, 2010     193 $10.71155 to  $11.33263 $  2,096   0.00%    1.15%  to   2.70%    7.43% to   10.05%

                                 AST BOND PORTFOLIO 2017 (AVAILABLE ON JANUARY 4, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2014     991 $10.89015 to  $11.41153 $ 11,150   0.00%    1.90%  to   2.85%   -1.46% to   -0.50%
December 31, 2013   1,177 $11.05171 to  $11.46858 $ 13,346   0.00%    1.90%  to   2.85%   -4.85% to   -3.92%
December 31, 2012   1,847 $11.61498 to  $11.93630 $ 21,847   0.52%    1.90%  to   2.85%    2.12% to    3.12%
December 31, 2011   1,836 $11.37404 to  $11.57526 $ 21,132   0.04%    1.90%  to   2.85%    8.24% to    9.30%
December 31, 2010      19 $10.52124 to  $10.59081 $    205   0.00%    1.90%  to   2.70%    5.24% to    5.92%

                                 AST BOND PORTFOLIO 2021 (AVAILABLE ON JANUARY 4, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2014   1,066 $12.24566 to  $13.22419 $ 13,414   0.00%    1.75%  to   2.85%    4.61% to    5.83%
December 31, 2013     732 $11.70587 to  $12.61919 $  8,756   0.00%    1.50%  to   2.85%   -9.65% to   -8.38%
December 31, 2012   2,129 $12.95637 to  $13.85470 $ 28,167   0.78%    1.30%  to   2.85%    3.75% to    5.42%
December 31, 2011   2,642 $12.48861 to  $13.14210 $ 33,532   0.06%    1.30%  to   2.85%   16.88% to   18.76%
December 31, 2010     396 $10.93130 to  $11.06626 $  4,359   0.00%    1.30%  to   2.55%    9.31% to   10.66%

                   WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 1 (AVAILABLE ON JULY 16, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2014       3 $15.09234 to  $15.50925 $     42   3.01%    1.50%  to   1.75%   -6.93% to   -6.70%
December 31, 2013       3 $16.21604 to  $16.62307 $     52   0.95%    1.50%  to   1.75%   17.88% to   18.17%
December 31, 2012      16 $13.75687 to  $14.06753 $    220   1.65%    1.50%  to   1.75%   11.72% to   12.00%
December 31, 2011      17 $12.31349 to  $12.56056 $    206   0.63%    1.50%  to   1.75%  -14.29% to  -14.08%
December 31, 2010      17 $14.36608 to  $14.61842 $    242   0.00%    1.50%  to   1.75%   20.88% to   21.01%

                    WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 1 (AVAILABLE ON JULY 16, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2014     106 $ 3.04612 to  $ 3.13770 $    324   0.00%    1.50%  to   1.75%    2.30% to    2.55%
December 31, 2013     107 $ 2.97767 to  $ 3.05971 $    318   0.32%    1.50%  to   1.75%   37.81% to   38.15%
December 31, 2012     169 $ 2.16078 to  $ 2.21481 $    365   0.00%    1.50%  to   1.75%   18.68% to   18.97%
December 31, 2011     179 $ 1.82068 to  $ 1.86164 $    326   0.00%    1.50%  to   1.75%   -6.99% to   -6.75%
December 31, 2010     188 $ 1.95742 to  $ 1.99650 $    368   0.00%    1.50%  to   1.75%   26.08% to   26.21%

                   WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 1 (AVAILABLE ON JULY 16, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2014       4 $14.07991 to  $14.23536 $     62   0.62%    1.50%  to   1.75%    2.83% to    3.09%
December 31, 2013       5 $13.69207 to  $13.80927 $     65   0.95%    1.50%  to   1.75%   13.05% to   13.33%
December 31, 2012       5 $12.11133 to  $12.18494 $     63   1.15%    1.50%  to   1.75%   12.36% to   12.64%
December 31, 2011       6 $10.77879 to  $10.81752 $     61   0.89%    1.50%  to   1.75%   -8.65% to   -8.43%
December 31, 2010       6 $11.79975 to  $11.81311 $     71   0.00%    1.50%  to   1.75%   21.84% to   21.98%

                                 AST BOND PORTFOLIO 2022 (AVAILABLE ON JANUARY 3, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2014     815 $11.49686 to  $12.25614 $  9,669   0.00%    1.30%  to   2.85%    7.22% to    8.95%
December 31, 2013   1,150 $10.72225 to  $11.24906 $ 12,611   0.00%    1.30%  to   2.85%  -12.32% to  -10.90%
December 31, 2012   1,737 $12.22859 to  $12.62575 $ 21,559   0.03%    1.30%  to   2.85%    2.83% to    4.49%
December 31, 2011   1,302 $11.89255 to  $12.08351 $ 15,604   0.00%    1.30%  to   2.85%   18.93% to   20.84%

                            AST QUANTITATIVE MODELING PORTFOLIO (AVAILABLE ON APRIL 29, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2014     471 $10.54716 to  $13.00950 $  5,511   0.00%    0.55%  to   2.15%    4.26% to    5.92%
December 31, 2013      36 $11.59795 to  $12.03673 $    425   0.00%    1.30%  to   2.15%   17.54% to   20.81%
December 31, 2012       7 $ 9.88459 to  $ 9.96370 $     74   0.04%    1.30%  to   1.80%   11.15% to   11.69%

                         AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (AVAILABLE ON APRIL 29, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2014  11,411 $10.99564 to  $11.81961 $129,184   0.00%    0.55%  to   2.55%    2.29% to    4.32%
December 31, 2013  10,680 $10.68726 to  $11.33041 $117,339   0.00%    0.55%  to   2.70%    7.86% to   10.24%
December 31, 2012   8,594 $ 9.95090 to  $10.27765 $ 86,714   0.46%    0.55%  to   2.45%    9.15% to   11.28%
December 31, 2011   4,835 $ 9.12583 to  $ 9.21697 $ 44,314   0.00%    0.85%  to   2.35%   -8.74% to   -7.82%

                   WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 1 (AVAILABLE ON AUGUST 26, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2014      10 $17.06026 to  $17.20149 $    179   0.30%    1.50%  to   1.75%    8.80% to    9.07%
December 31, 2013      11 $15.68076 to  $15.77168 $    175   0.40%    1.50%  to   1.75%   28.74% to   29.06%
December 31, 2012      17 $12.18018 to  $12.22072 $    210   0.54%    1.50%  to   1.75%   13.81% to   14.09%
December 31, 2011      25 $10.70255 to  $10.71170 $    268   0.00%    1.50%  to   1.75%    4.69% to    4.78%

                                      A78

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                           AST PRUDENTIAL CORE BOND PORTFOLIO (AVAILABLE ON OCTOBER 31, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2014   1,020 $10.12124 to  $11.01361 $ 10,901   0.00%    0.55%  to   2.70%    2.75% to    5.48%
December 31, 2013     751 $ 9.68326 to  $10.37327 $  7,694   0.00%    0.85%  to   2.50%   -4.70% to   -3.14%
December 31, 2012     643 $10.50845 to  $10.70984 $  6,835   0.17%    0.85%  to   2.50%    4.49% to    6.20%
December 31, 2011      36 $10.06003 to  $10.07683 $    360   0.00%    1.30%  to   2.25%    0.42% to    0.58%

                        AST NEUBERGER BERMAN CORE BOND PORTFOLIO (AVAILABLE ON OCTOBER 31, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2014     497 $ 9.87300 to  $10.63422 $  5,099   0.00%    0.55%  to   2.85%    2.09% to    4.57%
December 31, 2013     588 $ 9.66002 to  $10.10259 $  5,832   0.00%    0.85%  to   2.35%   -5.12% to   -3.66%
December 31, 2012     349 $10.31269 to  $10.48627 $  3,621   0.23%    0.85%  to   2.25%    2.51% to    3.98%
December 31, 2011      44 $10.06278 to  $10.07694 $    444   0.00%    1.30%  to   2.10%    0.35% to    0.48%

                                   AST BOND PORTFOLIO 2023 (AVAILABLE JANUARY 3, 2012)
                   --------------------------------------------------------------------------------------
December 31, 2014   1,493 $ 9.81954 to  $10.30246 $ 14,973   0.00%    1.30%  to   2.85%    9.41% to   11.17%
December 31, 2013   3,733 $ 8.97494 to  $ 9.26704 $ 34,013   0.00%    1.30%  to   2.85%  -12.76% to  -11.35%
December 31, 2012     376 $10.28760 to  $10.45376 $  3,908   0.00%    1.30%  to   2.85%    2.88% to    4.54%

                   AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (AVAILABLE APRIL 30, 2012)
                   --------------------------------------------------------------------------------------
December 31, 2014  20,694 $11.92878 to  $13.64462 $276,282   0.00%    0.85%  to   2.85%    0.24% to    2.30%
December 31, 2013  21,362 $11.73153 to  $13.33778 $280,960   0.00%    0.85%  to   2.85%   19.00% to   23.41%
December 31, 2012  19,511 $10.65915 to  $10.80738 $209,728   0.00%    0.85%  to   2.85%    6.62% to    8.08%

                         AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (AVAILABLE APRIL 30, 2012)
                   --------------------------------------------------------------------------------------
December 31, 2014   4,050 $11.71380 to  $12.86226 $ 49,993   0.00%    0.55%  to   2.85%    2.14% to    4.56%
December 31, 2013   3,288 $11.30516 to  $12.30125 $ 39,476   0.00%    0.55%  to   2.85%   14.35% to   18.26%
December 31, 2012   2,285 $10.23818 to  $10.40185 $ 23,601   0.95%    0.55%  to   2.85%    2.41% to    4.02%

                      AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (AVAILABLE AUGUST 20, 2012)
                   --------------------------------------------------------------------------------------
December 31, 2014      25 $ 9.10774 to  $ 9.70400 $    234   0.00%    0.55%  to   1.95%   -2.95% to    0.80%
December 31, 2013      12 $ 9.16475 to  $ 9.42915 $    111   0.00%    1.30%  to   1.95%   -9.33% to   -8.03%
December 31, 2012       7 $10.38171 to  $10.39933 $     68   0.00%    1.30%  to   1.75%    3.83% to    4.00%

                              AST MFS LARGE-CAP VALUE PORTFOLIO (AVAILABLE AUGUST 20, 2012)
                   --------------------------------------------------------------------------------------
December 31, 2014     126 $10.95451 to  $15.01238 $  1,827   0.00%    0.55%  to   2.30%    7.68% to    9.61%
December 31, 2013     101 $12.28936 to  $13.63955 $  1,362   0.00%    0.85%  to   2.30%   25.05% to   33.36%
December 31, 2012       4 $10.18909 to  $10.21028 $     40   0.00%    1.30%  to   1.85%    1.91% to    2.11%

                                  AST BOND PORTFOLIO 2024 (AVAILABLE JANUARY 02, 2013)
                   --------------------------------------------------------------------------------------
December 31, 2014     966 $ 9.63637 to  $ 9.94961 $  9,468   0.00%    1.30%  to   2.85%   11.33% to   13.12%
December 31, 2013   1,035 $ 8.65594 to  $ 8.79557 $  9,045   0.00%    1.30%  to   2.85%  -13.44% to  -12.04%

                         AST AQR EMERGING MARKETS EQUITY PORTFOLIO (AVAILABLE FEBRUARY 25, 2013)
                   --------------------------------------------------------------------------------------
December 31, 2014      15 $ 9.57322 to  $ 9.85401 $    150   0.00%    0.55%  to   1.90%   -4.97% to   -2.14%
December 31, 2013       5 $10.07351 to  $10.14041 $     53   0.00%    1.15%  to   1.90%    0.75% to    1.41%

                         AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (AVAILABLE FEBRUARY 25, 2013)
                   --------------------------------------------------------------------------------------
December 31, 2014     411 $11.05572 to  $13.30316 $  5,342   0.00%    0.55%  to   2.70%    9.84% to   12.98%
December 31, 2013     163 $11.55659 to  $11.74413 $  1,895   0.00%    0.85%  to   2.70%   15.59% to   17.45%

                         AST QMA EMERGING MARKETS EQUITY PORTFOLIO (AVAILABLE FEBRUARY 25, 2013)
                   --------------------------------------------------------------------------------------
December 31, 2014      16 $ 9.23266 to  $ 9.85996 $    147   0.00%    0.55%  to   1.55%   -3.95% to   -2.01%
December 31, 2013       1 $ 9.61277 to  $ 9.61912 $     13   0.00%    1.45%  to   1.55%   -3.86% to   -3.80%

                          AST MULTI-SECTOR FIXED INCOME PORTFOLIO (AVAILABLE FEBRUARY 25, 2013)
                   --------------------------------------------------------------------------------------
December 31, 2014  34,124 $10.37423 to  $10.53178 $354,014   0.00%    1.10%  to   1.90%    9.06% to    9.95%
December 31, 2013  10,228 $ 9.51265 to  $ 9.57903 $ 97,295   0.00%    1.10%  to   1.90%   -4.86% to   -4.20%

                             AST BLACKROCK ISHARES ETF PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   --------------------------------------------------------------------------------------
December 31, 2014   1,565 $10.55060 to  $10.89838 $ 16,755   0.00%    0.55%  to   2.45%    1.04% to    3.01%
December 31, 2013     731 $10.44187 to  $10.55835 $  7,677   0.00%    0.85%  to   2.45%    4.44% to    5.59%

                     AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   --------------------------------------------------------------------------------------
December 31, 2014   4,856 $10.68749 to  $11.11626 $ 53,046   0.00%    0.55%  to   2.85%   -0.36% to    1.99%
December 31, 2013   2,011 $10.75656 to  $10.87654 $ 21,750   0.00%    0.85%  to   2.45%    7.59% to    8.77%

                                      A79

                                 AT YEAR ENDED                              FOR YEAR ENDED
                   -----------------------------------------  ---------------------------------------------
                                                       NET    INVESTMENT
                     UNITS          UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**    TOTAL RETURN***
                     (000S)     LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------     ----------------------  ------- ---------- -----------------  ----------------
                           AST DEFENSIVE ASSET ALLOCATION PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   ---------------------------------------------------------------------------------------
December 31, 2014  1,980      $ 9.87909 to  $10.15307 $19,831   0.00%    0.85%  to   2.45%   2.53% to   4.21%
December 31, 2013    779      $ 9.63552 to  $ 9.74308 $ 7,550   0.00%    0.85%  to   2.45%  -3.63% to  -2.56%

                                  AST AQR LARGE-CAP PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   ---------------------------------------------------------------------------------------
December 31, 2014     35      $11.15982 to  $13.19717 $   456   0.00%    0.55%  to   1.85%  11.08% to  12.55%
December 31, 2013     74      $11.65345 to  $11.70178 $   857   0.00%    0.85%  to   1.45%  16.55% to  17.03%

                                  AST QMA LARGE-CAP PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   ---------------------------------------------------------------------------------------
December 31, 2014     13      $11.16782 to  $13.48446 $   170   0.00%    0.55%  to   1.50%  11.23% to  14.61%
December 31, 2013      0/(1)/ $11.69306 to  $11.69306 $     3   0.00%    1.45%  to   1.45%  16.94% to  16.94%
                                   AST BOND PORTFOLIO 2025 (AVAILABLE JANUARY 2, 2014)
                   ---------------------------------------------------------------------------------------
December 31, 2014    288      $11.19944 to  $11.36236 $ 3,246   0.00%    1.30%  to   2.70%  11.99% to  13.62%

                      AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (AVAILABLE FEBRUARY 10, 2014)
                   ---------------------------------------------------------------------------------------
December 31, 2014  1,715      $10.48352 to  $10.61730 $18,044   0.00%    0.55%  to   1.95%   4.85% to   6.18%

                     AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (AVAILABLE APRIL 28, 2014)
                   ---------------------------------------------------------------------------------------
December 31, 2014     82      $10.23141 to  $10.25115 $   837   0.00%    0.55%  to   0.83%   2.32% to   2.52%

                      AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (AVAILABLE APRIL 28, 2014)
                   ---------------------------------------------------------------------------------------
December 31, 2014    159      $10.34076 to  $10.36085 $ 1,649   0.00%    0.55%  to   0.83%   3.41% to   3.61%

                       AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (AVAILABLE APRIL 28, 2014)
                   ---------------------------------------------------------------------------------------
December 31, 2014    104      $10.52974 to  $10.55012 $ 1,101   0.00%    0.55%  to   0.83%   5.30% to   5.51%

                          AST BLACKROCK MULTI-ASSET INCOME PORTFOLIO (AVAILABLE APRIL 28, 2014)
                   ---------------------------------------------------------------------------------------
December 31, 2014    100      $ 9.95303 to  $ 9.97233 $   995   0.00%    0.55%  to   0.83%  -0.46% to  -0.27%

                   AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (AVAILABLE APRIL 28, 2014)
                   ---------------------------------------------------------------------------------------
December 31, 2014     44      $ 9.68459 to  $ 9.69330 $   430   0.00%    0.55%  to   0.68%  -3.15% to  -3.06%

                                 AST MANAGED EQUITY PORTFOLIO (AVAILABLE APRIL 28, 2014)
                   ---------------------------------------------------------------------------------------
December 31, 2014     27      $10.28185 to  $10.29105 $   274   0.00%    0.55%  to   0.68%   2.82% to   2.92%

                              AST MANAGED FIXED-INCOME PORTFOLIO (AVAILABLE APRIL 28, 2014)
                   ---------------------------------------------------------------------------------------
December 31, 2014    123      $10.01270 to  $10.03217 $ 1,230   0.00%    0.55%  to   0.83%   0.13% to   0.33%

                           AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (AVAILABLE APRIL 28, 2014)
                   ---------------------------------------------------------------------------------------
December 31, 2014      4      $ 9.70452 to  $ 9.71324 $    40   0.00%    0.55%  to   0.68%  -2.95% to  -2.86%

                         AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO (AVAILABLE APRIL 28, 2014)
                   ---------------------------------------------------------------------------------------
December 31, 2014      7      $10.40129 to  $10.41061 $    68   0.00%    0.55%  to   0.68%   4.02% to   4.11%

                         AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (AVAILABLE APRIL 28, 2014)
                   ---------------------------------------------------------------------------------------
December 31, 2014      9      $ 9.72436 to  $ 9.73320 $    91   0.00%    0.55%  to   0.68%  -2.75% to  -2.66%

                        AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (AVAILABLE NOVEMBER 24, 2014)
                   ---------------------------------------------------------------------------------------
December 31, 2014      5      $ 9.94406 to  $ 9.94406 $    49   0.00%    1.45%  to   1.45%  -0.55% to  -0.55%

        --------
        * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolio, net of management fees assessed by the fund manager, divided by the average net assets. These ratios are annualized and exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolio in which the subaccount invests.

                                      A80

        ** These amounts represent the annualized Contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolio are excluded.

        ***These amounts represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with no activity during the period were excluded from the range of total return for that period. Product designs within a subaccount which were offered after a fiscal year began are included in the range of total return for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Investment options with a date notation indicate the effective date of that investment option in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended
           December 31, 2014 or from the effective date of the subaccount through the end of the reporting period.

      /(1)/Amount is less than 1,000 units and/or $1,000 in net assets.

      /(2)/Amount is less than 0.01%.

        CHARGES AND EXPENSES

        The following represents the various charges and expenses of the Account which are paid to Pruco Life of New Jersey.

        A.  MORTALITY RISK AND EXPENSE RISK CHARGES

        The mortality risk and expense risk charges are applied daily against the net assets of the separate account attributable to each of the Contracts. Mortality risk is the risk that annuitants may live longer than estimated and expense risk is the risk that the cost of issuing and administering the Contracts may exceed related charges by Pruco Life of New Jersey. The daily mortality risk and expense risk charges are assessed through the reduction in unit values. A summary of M&E charges is presented below:

        Premier Investment Variable Annuity Series B - 0.55%

        Premier Investment Variable Annuity Series C - 0.68%

        Premier Investment Variable Annuity Series B with RPO Death Benefit - 0.70%

        Premier Investment Variable Annuity Series C with RPO Death Benefit - 0.83%

        B.  ADMINISTRATION CHARGE

        The administration charge is applied daily against the net assets held in each subaccount. Administration charges include costs associated with issuing the Contract, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through the reduction in unit values.

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ --------------------------------------------------------------------
   0.55%     Premier Investment Variable Annuity B Series - No Optional Benefits
   0.55%     Premier Retirement Advisor - No Optional Benefits
   0.68%     Premier Investment Variable Annuity C Series - No Optional Benefits

                                      A81

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ----------------------------------------------------------------------------------
   0.70%     Premier Investment Variable Annuity B Series with Return of Premium Death Benefit
   0.83%     Premier Investment Variable Annuity C Series with Return of Premium Death Benefit
   0.85%     Premier Retirement Variable Annuity - No Optional Benefits
   0.95%     Premier Bb Series - No Optional Benefits
             Premier Retirement Advisor - With HAV
   1.10%     Prudential Defined Income - No Optional Benefits
   1.15%     Premier B Series - No Optional Benefits
             Premier Retirement Advisor - With HD GRO II OR GRO Plus II
   1.20%     Premier Bb Series with HAV
   1.30%     Premier Bb Series - with HD GRO
             Premier Retirement B - No Optional Benefits
   1.35%     Discovery Choice Basic - No Optional Benefits
             Premier Bb Series - with HAV
   1.40%     No Optional Benefits
               Discovery Select Variable Annuity
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus
               Strategic Partners Plus Enhanced - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Advisor
               Premier B Series with HAV
   1.45%     Premier Bb with GMIB
             Premier Retirement B Share - No Optional Benefits
             Premier Retirement C - No Optional Benefits, after 9th anniversary ("Cliff" year)
             Premier Retirement L - No Optional Benefits, after 9th anniversary ("Cliff" year)
   1.50%     No Optional Benefits
               Strategic Partners Annuity One Enhanced - Bonus Version
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
               Premier L Series
               Premier B Series with HD GRO
   1.52%     Strategic Partners Select GMDB with Step Up and Roll Up
   1.55%     Premier X Series - No Optional Benefits
               Premier B Series with HAV
               Premier Bb Series with LT5 or HD5
               Premier Bb Series with HD GRO
               Premier Bb Series with HD GRO and HAV
               Premier Retirement Advisor - With HAV and HD GRO II OR HAV and GRO Plus II
   1.60%     No Optional Benefits
               Strategic Partners FlexElite
             GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Plus
               Strategic Partners Plus Enhanced - Non Bonus Version
   1.65%     Discovery Choice Enhanced - No Optional Benefit
             GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Advisor with GMDB with Step Up and Roll Up
   1.70%     GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced - Bonus Version
               Strategic Partners Plus Enhanced - Bonus Version
             GMDB with-Greater of Roll Up and Step Up
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Plus Enhanced - Non Bonus Version

                                      A82

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ --------------------------------------------------------------------------------------------
             GMDB with Step Up and Roll Up
               Strategic Partners Plus
               Strategic Partners Plus Enhanced - Non Bonus Version
               Premier Bb Series with SLT5 and GMIB and HAV
               Premier Retirement B - With HAV
               Premier Retirement L - No Optional Benefits
   1.75%     Premier B Series with LT5 or HD5 or HD GRO
             GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
               Premier B Series with HD GRO and HAV Premier L Series with HAV
               Premier Retirement C - No Optional Benefits
   1.80%     Strategic Partners FlexElite with GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Plus Enhanced - Bonus Version with GMDB with Step Up and Roll Up
               Strategic Partners Annuity One Enhanced - Bonus Version with GMDB with Greater of Roll Up and Step Up
               Premier X Series with HAV
               Premier Bb Series with LT5 or HD5 and HAV
               Premier Bb Series with HD GRO and HAV
   1.85%     Premier L Series with HD GRO
               Premier Retirement X - No Optional Benefits
   1.90%     Premier B Series with SLT5
               Premier L Series with HAV
               Strategic Partners FlexElite with GMDB with Greater of Roll Up and Step Up
               Premier X Series with HD GRO
               Premier Retirement B - With HD GRO II OR GRO Plus II
               Premier Retirement L - No Optional Benefits
               Prudential Defined Income - With Defined Income Benefit
   1.95%     Premier X Series with HAV
               Premier Bb Series with HD GRO and HAV
               Premier Retirement C Share - No Optional Benefits
   2.00%     With LT5 or HD5
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus Enhanced - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Advisor
               Premier B Series with LT5
               Premier B Series with HD5 and HAV
               Premier B Series with HD GRO and HAV
   2.10%     With LT5 or HD5
               Strategic Partners Annuity One Enhanced - Bonus Version
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
               Premier L Series
               Premier L Series with HD GRO
               Premier L Series with HD GRO and HAV
               Premier Retirement L - With HAV
   2.15%     With SLT5
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Premier B Series with HD GRO and HAV
               Premier X Series with LT5 or HD5
               Premier X Series with HD GRO
               Premier X Series with HD GRO and HAV
               Premier Retirement C - With HAV
   2.20%     With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Plus Enhanced - Non Bonus Version

                                      A83

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ------------------------------------------------------------------------------------------
   2.25%     With SLT5
               Premier L Series
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Advisor with LT5 or HD5 and GMDB with Step Up and Roll Up
               Premier Retirement X - With HAV
   2.30%     Premier X Series with SLT5
               Strategic Partners Plus Enhanced - Non Bonus Version with LT5 or HD5 and GMDB with Step
                Up and Roll Up
             With LT5 or HD5 and GMDB with Greater of Roll Up and Step Up
               Strategic Partners Annuity One Enhanced - Non Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced - Bonus Version
               Strategic Partners Plus Enhanced - Bonus Version
               Premier Retirement B - With HAV and HD GRO II OR HAV and GRO Plus II
               Premier Retirement L - With HD GRO II OR GRO Plus II
   2.35%     With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
               Premier L Series with LT5
               Premier L Series with HD5 and HAV
               Premier L Series with HD GRO and HAV
               Premier Retirement C - With HD GRO II OR GRO Plus II
   2.40%     With LT5 or HD5 and GMDB with Greater of Roll Up and Step Up
               Strategic Partners Annuity One Enhanced - Bonus Version
             With LT5 or HD5 and GMDB with Step Up and Roll Up
               Strategic Partners Plus Enhanced - Bonus Version
               Premier X Series with LT5
               Premier X Series with HD5 and HAV
               Premier X Series with HD GRO and HAV
   2.45%     Premier Retirement X - With HD GRO II OR GRO Plus II
   2.50%     Premier L Series with HD GRO and HAV
   2.55%     Premier X Series with HD GRO and HAV
   2.70%     Premier Retirement L - With HAV and HD GRO II OR HAV and GRO Plus II
   2.75%     Premier Retirement C - With HAV and HD GRO II OR HAV and GRO Plus II
   2.85%     Premier Retirement X - With HAV and HD GRO II OR HAV and GRO Plus II

        C.  WITHDRAWAL CHARGES

        A deferred sales charge may be assessed upon full or partial contract owner redemptions. These charges relate to the expenses of selling and distributing the Contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

        D.  OTHER RELATED CHARGES

        For Highest Daily Lifetime Income v3.0, Spousal Highest Daily Lifetime Income v3.0, Highest Daily Lifetime Income v3.0 with Highest Annual Death Benefit, Spousal Highest Daily Lifetime Income v3.0 with Highest Annual Death Benefit, Highest Daily Lifetime Seven, Highest Daily Lifetime Seven with Beneficiary Income Option, Highest Daily Lifetime Seven with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, the Optional Benefit Fee is a percentage of the Protected Withdrawal Value and is deducted pro rata from the Subaccounts on a quarterly basis.

                                      A84

        For Highest Daily Lifetime Income v2.1, Spousal Highest Daily Lifetime Income v2.1, Highest Daily Lifetime Income v2.1 with Highest Annual Death Benefit, Spousal Highest Daily Lifetime Income v2.1 with Highest Annual Death Benefit, Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income 2.0 with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income 2.0 with Highest Annual Death Benefit, Spousal Highest Daily Lifetime Income 2.0 with Highest Annual Death Benefit, Highest Daily Lifetime Income, Highest Daily Lifetime Income with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, Highest Daily Lifetime Six Plus with Beneficiary Income Option, Highest Daily Lifetime Six Plus with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Six Plus, and Spousal Highest Daily Lifetime Six Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus, Highest Daily Lifetime Seven Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Seven Plus, and Spousal Highest Daily Lifetime Seven Plus with Beneficiary Income Option, the Optional Benefit Fee is assessed against the greater of the unadjusted account value or the Protected Withdrawal Value and is deducted pro rata from the subaccounts on a quarterly basis.

        An annual Maintenance Fee is charged if purchase payments or account value is less than a stated amount (varies by product).

        A quarterly premium-based charge is applicable to certain products which ranges from 0.15% to 0.82% annualized

NOTE 8: OTHER

        Contract owner net payments--represent contract owner contributions under the Contracts reduced by applicable deductions, charges, and state premium taxes.

        Annuity payments--represent periodic payments distributed under the terms of the Contract.

        Surrenders, withdrawals, and death benefits--are payments to contract owners and beneficiaries made under the terms of the Contracts, and amounts that contract owners have requested to be withdrawn or paid to them.

        Net transfers between other subaccounts or fixed rate option--are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the Guaranteed Interest Account and Market Value Adjustment.

        Other charges--are various Contract level charges as described in charges and expenses section located above.

                                      A85

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Pruco Life of New Jersey Flexible Premium Variable Annuity Account and the Board of Directors of Pruco Life Insurance Company of New Jersey

       In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts listed in Note 1 of Pruco Life of New Jersey Flexible Premium Variable Annuity Account at December 31, 2014, and the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Pruco Life Insurance Company of New Jersey. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2014 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 10, 2015

                                      A86

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                           Financial Statements and
            Report of Independent Registered Public Accounting Firm

                          December 31, 2014 and 2013

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                         INDEX TO FINANCIAL STATEMENTS

                                                                                           Page
                                                                                          Numbers
                                                                                          -------
Management's Annual Report on Internal Control Over Financial Reporting                     B-2

Statements of Financial Position as of December 31, 2014 and 2013                           B-3

Statements of Operations for the years ended December 31, 2014, 2013 and 2012               B-4

Statements of Comprehensive Income for the years ended December 31, 2014, 2013 and 2012     B-4

Statements of Equity for the years ended December 31, 2014, 2013 and 2012                   B-5

Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012               B-6

Notes to Financial Statements:                                                              B-8

  1   Business and Basis of Presentation                                                    B-8

  2   Significant Accounting Policies and Pronouncements                                    B-8

  3   Investments                                                                          B-17

  4   Deferred Policy Acquisition Costs                                                    B-26

  5   Policyholders' Liabilities                                                           B-26

  6   Certain Nontraditional Long-duration Contracts                                       B-27

  7   Statutory Net Income and Surplus and Dividend Restriction                            B-30

  8   Income Taxes                                                                         B-30

  9   Fair Value of Assets and Liabilities                                                 B-32

  10  Derivative Instruments                                                               B-44

  11  Commitments, Contingent Liabilities and Litigation and Regulatory Matters            B-48

  12  Related Party Transactions                                                           B-49

  13  Quarterly Results of Operations (Unaudited)                                          B-54

Report of Independent Registered Public Accounting Firm                                    B-55

    Management's Annual Report on Internal Control Over Financial Reporting

Management of Pruco Life Insurance Company of New Jersey ("the Company") is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2014, of the Company's internal control over financial reporting, based on the framework established in Internal Control - Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission ("COSO"). Based on our assessment under that framework, management concluded that the Company's internal control over financial reporting was effective as of December 31, 2014.

Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company's assets that could have a material effect on our financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

This Annual Report does not include an attestation report of the Company's registered public accounting firm, PricewaterhouseCoopers LLP, regarding the internal control over financial reporting. Management's report was not subject to attestation by the Company's registered public accounting firm pursuant to rules of the Securities and Exchange Commission that permit the Company to provide only management's report in this Annual Report.

March 12, 2015

                         Part I- Financial Information

Item 1. Financial Statements

                  Pruco Life Insurance Company of New Jersey

                       Statements of Financial Position
   As of December 31, 2014 and December 31, 2013 (in thousands, except share amounts)
--------------------------------------------------------------------------------

                                                                                                     December 31,   December 31,
                                                                                                        2014           2013
                                                                                                    -------------- --------------
ASSETS
Fixed maturities, available-for-sale, at fair value (amortized cost: 2014-$911,279; 2013-$889,548)  $      973,483 $      927,341
Equity securities, available-for-sale, at fair value (cost: 2014-$8,291; 2013-$91)                           8,295            116
Trading account assets, at fair value                                                                        9,679              0
Policy loans                                                                                               182,560        176,885
Short-term investments                                                                                      15,469          5,180
Commercial mortgage and other loans                                                                        283,057        292,532
Other long-term investments                                                                                 47,855         37,505
                                                                                                    -------------- --------------
    Total investments                                                                                    1,520,398      1,439,559
Cash and cash equivalents                                                                                  100,919         40,641
Deferred policy acquisition costs                                                                          457,420        439,315
Accrued investment income                                                                                   14,768         15,024
Reinsurance recoverables                                                                                 1,436,470        999,240
Receivables from parents and affiliates                                                                     42,825         38,906
Deferred sales inducements                                                                                  76,534         88,350
Other assets                                                                                                 8,161          8,264
Separate account assets                                                                                 11,376,940     10,235,426
                                                                                                    -------------- --------------
    TOTAL ASSETS                                                                                    $   15,034,435 $   13,304,725
                                                                                                    ============== ==============
LIABILITIES AND EQUITY
LIABILITIES
Policyholders' account balances                                                                     $    1,475,803 $    1,360,664
Future policy benefits and other policyholder liabilities                                                1,342,111        772,537
Cash collateral for loaned securities                                                                        4,455          4,081
Income taxes                                                                                                11,672         23,467
Short-term debt to affiliates                                                                               24,000         24,000
Long-term debt to affiliates                                                                                97,000         93,000
Payables to parent and affiliates                                                                            7,309          9,034
Other liabilities                                                                                           80,138        132,083
Separate account liabilities                                                                            11,376,940     10,235,426
                                                                                                    -------------- --------------
    TOTAL LIABILITIES                                                                                   14,419,428     12,654,292
                                                                                                    -------------- --------------
COMMITMENTS AND CONTINGENT LIABILITIES (See Note 11)

EQUITY
Common stock ($5 par value; 400,000 shares authorized; issued and outstanding)                               2,000          2,000
Additional paid-in capital                                                                                 210,818        211,147
Retained earnings                                                                                          368,450        420,185
Accumulated other comprehensive income                                                                      33,739         17,101
                                                                                                    -------------- --------------
    TOTAL EQUITY                                                                                           615,007        650,433
                                                                                                    -------------- --------------
    TOTAL LIABILITIES AND EQUITY                                                                    $   15,034,435 $   13,304,725
                                                                                                    ============== ==============

                       See Notes to Financial Statements

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

           Statements of Operations and Comprehensive Income (Loss)
         Years Ended December 31, 2014, 2013, and 2012 (in thousands)
--------------------------------------------------------------------------------

                                                                       2014           2013           2012
                                                                   ------------- -------------- --------------
REVENUES
Premiums                                                           $      14,323 $       14,893 $       14,133
Policy charges and fee income                                            181,086        156,811        146,460
Net investment income                                                     67,872         68,653         79,655
Asset administration fees                                                 38,264         33,752         29,462
Other income                                                               2,558          3,410          4,418
Realized investment gains (losses), net:
 Other-than-temporary impairments on fixed maturity
   securities                                                              (103)              -        (3,852)
 Other-than-temporary impairments on fixed maturity
   securities transferred to other comprehensive income                       79              -          2,382
 Other realized investment gains (losses), net                          (73,246)         22,581         11,947
                                                                   ------------- -------------- --------------
        Total realized investment gains (losses), net                   (73,270)         22,581         10,477
                                                                   ------------- -------------- --------------
 TOTAL REVENUES                                                          230,833        300,100        284,605
                                                                   ------------- -------------- --------------

BENEFITS AND EXPENSES
Policyholders' benefits                                                   26,605         22,893         35,689
Interest credited to policyholders' account balances                      45,830         17,173         31,952
Amortization of deferred policy acquisition costs                         37,692       (44,181)          7,145
General, administrative and other expenses                               102,665         73,006         66,552
                                                                   ------------- -------------- --------------
 TOTAL BENEFITS AND EXPENSES                                             212,792         68,891        141,338
                                                                   ------------- -------------- --------------

INCOME FROM OPERATIONS BEFORE INCOME TAXES                                18,041        231,209        143,267
                                                                   ------------- -------------- --------------
Total income tax expense (benefit)                                      (10,224)         65,366         39,206
                                                                   ------------- -------------- --------------
NET INCOME                                                         $      28,265 $      165,843 $      104,061
                                                                   ------------- -------------- --------------

Other comprehensive income (loss), before tax:
   Foreign currency translation adjustments                                (125)             38             33
   Net unrealized investment gains (losses):
     Unrealized investment gains (losses) for the period                  30,963       (42,217)         12,645
     Reclassification adjustment for (gains) losses
      included in net income                                             (5,242)        (4,511)       (12,176)
                                                                   ------------- -------------- --------------
   Net unrealized investment gains (losses)                               25,721       (46,728)            469
                                                                   ------------- -------------- --------------
Other comprehensive income (loss), before tax                             25,596       (46,690)            502
                                                                   ------------- -------------- --------------
   Less: Income tax expense (benefit) related to:
     Foreign currency translation adjustments                               (44)             13             12
     Net unrealized investment gains (losses)                              9,002       (16,355)            165
                                                                   ------------- -------------- --------------
      Total                                                                8,958       (16,342)            177
Other comprehensive income (loss), net of tax                             16,638       (30,348)            325
                                                                   ------------- -------------- --------------
COMPREHENSIVE INCOME                                               $      44,903 $      135,495 $      104,386
                                                                   ============= ============== ==============

                       See Notes to Financial Statements

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      Statements of Stockholder's Equity
         Years Ended December 31, 2014, 2013, and 2012 (in thousands)
--------------------------------------------------------------------------------

                                                                                                Accumulated
                                                                                                   Other
                                                                   Additional                   Comprehensive
                                                        Common      Paid-in       Retained         Income
                                                        Stock       Capital      Earnings          (Loss)        Total Equity
                                                       --------   -----------   -----------    --------------   -------------

Balance, December 31, 2011                             $  2,000   $  207,928    $   305,281      $   47,124      $   562,333
Contributed/distributed capital- parent/child asset
 transfers                                                    -        3,121              -               -            3,121
Comprehensive income (loss):
  Net income (loss)                                           -            -        104,061               -          104,061
  Other comprehensive income (loss), net of tax               -            -              -             325              325
                                                                                                                -------------
Total comprehensive income (loss)                             -            -              -               -          104,386
                                                       --------   -----------   -----------    --------------   -------------

Balance, December 31, 2012                             $  2,000   $  211,049    $   409,342      $   47,449      $   669,840
Contributed/distributed capital- parent/child asset
 transfers                                                    -           98              -               -               98
Dividend to parent                                            -            -       (155,000)              -         (155,000)
Comprehensive income (loss):
  Net income (loss)                                           -            -        165,843               -          165,843
  Other comprehensive income (loss), net of tax               -            -              -         (30,348)         (30,348)
                                                                                                                -------------
Total comprehensive income (loss)                             -            -              -               -          135,495
                                                       --------   -----------   -----------    --------------   -------------

Balance, December 31, 2013                             $  2,000   $  211,147    $   420,185      $   17,101      $   650,433
Contributed/distributed capital- parent/child asset
 transfers                                                    -         (329)             -               -             (329)
Dividend to parent                                            -            -        (80,000)              -          (80,000)
Comprehensive income (loss):
  Net income (loss)                                           -            -         28,265               -           28,265
  Other comprehensive income (loss), net of tax               -            -              -          16,638           16,638
                                                                                                                -------------
Total comprehensive income (loss)                             -            -              -               -           44,903
                                                       --------   -----------   -----------    --------------   -------------

Balance, December 31, 2014                             $  2,000   $  210,818    $   368,450      $   33,739      $   615,007
                                                       ========   ===========   ===========    ==============   =============

                       See Notes to Financial Statements

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                           Statements of Cash Flows
         Years Ended December 31, 2014, 2013, and 2012 (in thousands)
--------------------------------------------------------------------------------

                                                       2014           2013           2012
                                                   ------------- -------------- --------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                          $     28,265  $     165,843  $     104,061
Adjustments to reconcile net income to net cash
 provided by operating activities:
 Policy charges and fee income                             6,016          7,462       (12,488)
 Interest credited to policyholders' account
   balances                                               45,830         17,173         31,952
 Realized investment (gains) losses, net                  73,270       (22,581)       (10,477)
 Amortization and other non-cash items                  (12,397)       (11,323)        (9,959)
 Change in:
   Future policy benefits and other insurance
     liabilities                                         152,600        148,527        132,050
   Reinsurance recoverables                            (121,292)      (157,241)      (101,575)
   Accrued investment income                                 257            757          (247)
   Net payable to/receivable from affiliates             (2,502)          (959)        (5,930)
   Deferred policy acquisition costs                    (22,515)       (98,081)       (83,684)
   Income taxes                                         (20,576)         73,312       (12,047)
   Deferred sales inducements                              (842)        (1,793)       (19,219)
   Other, net                                            (6,735)          6,635        (2,598)
                                                   ------------- -------------- --------------
Cash flows from operating activities                $    119,379  $     127,731  $       9,839
                                                   ------------- -------------- --------------
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
 Fixed maturities, available-for-sale               $    151,419  $     239,272  $     156,250
 Short-term investments                                   47,153         20,680         13,568
 Policy loans                                             27,422         24,664         18,879
 Ceded policy loans                                      (3,453)        (3,527)          (337)
 Commercial mortgage and other loans                      21,258         25,683         39,474
 Other long-term investments                                 217          2,110          2,115
 Equity securities, available-for-sale                     7,808          6,650          2,660
 Trading account assets, at fair value                         -          1,499              -
Payments for the purchase/origination of:
 Fixed maturities, available-for-sale                  (168,537)      (148,365)      (143,093)
 Short-term investments                                 (57,434)       (23,631)       (14,725)
 Policy loans                                           (22,786)       (17,687)       (21,058)
 Ceded policy loans                                        2,166          2,224          6,890
 Commercial mortgage and other loans                    (10,989)       (96,841)       (66,362)
 Other long-term investments                             (2,479)        (8,997)       (12,164)
 Equity securities, available-for-sale                  (15,551)        (5,253)        (2,508)
 Trading account assets, at fair value                  (10,000)              -              -
 Notes receivable from parent and affiliates, net        (3,060)        (2,235)          (248)
 Other, net                                                 (80)          (123)          (103)
                                                   ------------- -------------- --------------
Cash flows from (used in) investing activities      $   (36,926)  $      16,123  $    (20,762)
                                                   ------------- -------------- --------------
CASH FLOWS FROM FINANCING ACTIVITIES:
 Policyholders' account deposits                    $    271,937  $     230,627  $     215,909
 Ceded policyholders' account deposits                  (93,043)      (124,909)       (79,417)
 Policyholders' account withdrawals                    (130,985)      (130,982)      (123,185)
 Ceded policyholders' account withdrawals                  6,991         10,785          1,436
 Net change in securities sold under agreement to
   repurchase and cash collateral for loaned
   securities                                                374          1,947       (18,094)
 Dividend to parent                                     (80,000)      (155,000)              -
 Contributed (Distributed) capital - parent/child
   asset transfers                                         (506)            150              -
 Net change in financing arrangements (maturities
   90 days or less)                                            -              -       (15,000)
 Proceeds from the issuance of debt (maturities
   longer than 90 days)                                   28,000         32,000         65,000
 Repayments of debt (maturities longer than 90
   days)                                                (24,000)       (24,000)       (11,000)
 Drafts outstanding                                        (943)          5,573          (853)
                                                   ------------- -------------- --------------
Cash flows from (used in) financing activities      $   (22,175)  $   (153,809)  $      34,796
                                                   ------------- -------------- --------------

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS          60,278      (9,955)       23,873
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR                  40,641       50,596       26,723
                                                       ------------- ------------ ------------
CASH AND CASH EQUIVALENTS, END OF PERIOD                $    100,919  $    40,641  $    50,596
                                                       ============= ============ ============
SUPPLEMENTAL CASH FLOW INFORMATION
  Income taxes paid, net of refunds                     $     10,352  $   (7,265)  $    97,799
  Interest paid                                         $      2,810  $     2,341  $     1,683

Significant Non Cash Transactions

Cash Flows from Investing Activities for the year ended December 31, 2012 Statement of Cash Flows excludes $202 million of decreases in fixed maturities, available-for-sale and commercial mortgages related to the coinsurance transaction between Prudential Life Insurance Company of New Jersey ("PLNJ") and Prudential Arizona Reinsurance Universal Company ("PAR U"), an affiliate.

See Note 12 to the Consolidated Financial Statements for more information on related party transactions that occurred in 2013 and 2014.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                         Notes to Financial Statements
--------------------------------------------------------------------------------

1.  BUSINESS AND BASIS OF PRESENTATION

Pruco Life Insurance Company of New Jersey, or the "Company", is a wholly owned subsidiary of the Pruco Life Insurance Company ("Pruco Life"), which in turn is a wholly owned subsidiary of The Prudential Insurance Company of America ("Prudential Insurance"). Prudential Insurance is an indirect wholly owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"). The Company is a stock life insurance company organized in 1982 under the laws of the State of New Jersey. It is licensed to sell life insurance and annuities in New Jersey and New York only, and sells such products primarily through affiliated and unaffiliated distributors. The company has one subsidiary, formed in 2009 for the purpose of holding certain commercial loans and other investments.

Basis of Presentation

The Financial Statements have been prepared in accordance with U.S. GAAP.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs and related amortization; amortization of deferred sales inducements; valuation of investments including derivatives and the recognition of other-than-temporary impairments ("OTTI"); future policy benefits including guarantees; reinsurance recoverables; provision for income taxes and valuation of deferred tax assets; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters.

Reclassifications

Certain amounts in prior periods have been reclassified to conform to the current period presentation. Revisions have been made to the classification of certain prior period Financing and Supplemental information reported on the Company's Statements of Cash Flows included in this annual report. There are no net impacts to cash flows from operating, investing, or financing activities reported within the cash flow statements as a result of these revisions. Additionally, there are no impacts to amounts reported on the Statements of Financial Position or Statements of Operations and Comprehensive Income. Management evaluated the adjustments and concluded they were not material to any previously reported quarterly or annual financial statements.

2.  SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS

Investments and Investment Related Liabilities

The Company's principal investments are fixed maturities; equity securities; commercial mortgage and other loans; policy loans; other long-term investments, including joint ventures (other than operating joint ventures), limited partnerships, and real estate; and short-term investments. Investments and investment-related liabilities also include securities repurchase and resale agreements and securities lending transactions. The accounting policies related to each are as follows:

Fixed maturities available-for-sale at fair value, comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as "available-for-sale" are carried at fair value. See Note 9 for additional information regarding the determination of fair value. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts over the contractual life of the investments. Interest income, as well as the related amortization of premium and accretion of discount is included in "Net investment income" under the effective yield method. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also vary based on other assumptions regarding the underlying collateral, including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of other-than-temporary impairments recognized in earnings and other comprehensive income. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the security are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For mortgage-backed and asset-backed securities rated below AA or those for which an other than temporary impairment has been recorded, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Unrealized gains and losses on fixed maturities classified as "available-for-sale," net of tax, and the effect on deferred policy acquisition costs ("DAC"), deferred sales inducements ("DSI"), future policy benefits, and policyholders' account balances that would result from the realization of unrealized gains and losses, are included in "Accumulated other comprehensive income (loss)" ("AOCI").

Trading account assets, at fair value, represents equity securities held in support of a deferred compensation plan and other fixed maturity securities carried at fair value. Realized and unrealized gains and losses for these investments are reported in "Asset administration fees and other income." Interest and dividend income from these investments is reported in "Net investment income."

Equity securities, available-for-sale, at fair value, are comprised of common stock and non-redeemable preferred stock, and are carried at fair value. The associated unrealized gains and losses, net of tax, and the effect on DAC, DSI, future policy benefits, and policyholders' account balances that

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would result from the realization of unrealized gains and losses, are included in AOCI. The cost of equity securities is written down to fair value when a decline in value is considered to be other-than-temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Dividends from these investments are recognized in "Net investment income" when earned.

Commercial mortgage and other loans consist of commercial mortgage loans, agricultural loans and uncollateralized loans. Commercial mortgage and other loans held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances.

Interest income, as well as prepayment fees and the amortization of the related premiums or discounts, related to commercial mortgage and other loans, are included in "Net investment income."

Impaired loans include those loans for which it is probable that amounts due will not all be collected according to the contractual terms of the loan agreement. The Company defines "past due" as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans as well as loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company's assessment as to the collectability of the principal. See Note 3 for additional information about the Company's past due loans.

The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.

The Company reviews the performance and credit quality of the commercial mortgage and other loan portfolio on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of three categories. Loans are placed on "early warning" status in cases where, based on the Company's analysis of the loan's collateral, the financial situation of the borrower or tenants or other market factors, it is believed a loss of principal or interest could occur. Loans are classified as "closely monitored" when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans "not in good standing" are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due will not be collected according to the contractual terms of the loan agreement.

Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A smaller loan-to-value ratio indicates a greater excess of collateral value over the loan amount. The debt service coverage ratio compares a property's net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan's current debt payments. A larger debt service coverage ratio indicates a greater excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company's periodic review of the commercial mortgage loan and agricultural loan portfolio, which includes an internal appraisal of the underlying collateral value. The Company's periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company's commercial mortgage and agricultural loan portfolios.

The allowance for losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage and other loans, the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan's effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolios consider the current credit composition of the portfolio based on an internal quality rating, (as described above). The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed each quarter and updated as appropriate.

The allowance for losses on commercial mortgage and other loans can increase or decrease from period to period based on the factors noted above. "Realized investment gains (losses), net" includes changes in the allowance for losses. "Realized investment gains (losses), net" also includes gains and losses on sales, certain restructurings, and foreclosures.

When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down to the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.

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In situations where a loan has been restructured in a troubled debt restructuring and the loan has subsequently defaulted, this factor is considered when evaluating the loan for a specific allowance for losses in accordance with the credit review process noted above.

See Note 3 for additional information about commercial mortgage and other loans that have been restructured in a troubled debt restructuring.

Policy loans are carried at unpaid principal balances. Interest income on policy loans is recognized in "Net investment income" at the contract interest rate when earned. Policy loans are generally fully collateralized by the cash surrender value of the associated insurance policies.

Securities repurchase and resale agreements and securities loaned transactions are used primarily to earn spread income, to borrow funds, or to facilitate trading activity. As part of securities repurchase agreements or securities loaned transactions, the Company transfers U.S. and foreign debt and equity securities, as well as U.S. government and government agency securities and receives cash as collateral. As part of securities resale agreements, the Company invests cash and receives as collateral U.S. government securities or other debt securities. For securities repurchase agreements and securities loaned transactions used to earn spread income, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities.

Securities repurchase and resale agreements that satisfy certain criteria are treated as secured borrowing or secured lending arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective transactions. For securities purchased under agreements to resell, the Company's policy is to take possession or control of the securities either directly or through a third party custodian. These securities are valued daily and additional securities or cash collateral is received, or returned, when appropriate to protect against credit exposure. Securities to be resold are the same, or substantially the same, as the securities received. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. Securities to be repurchased are the same, or substantially the same, as those sold. Income and expenses related to these transactions executed within the insurance companies used to earn spread income are reported as "Net investment income;" however, for transactions used for funding purposes, the associated borrowing cost is reported as interest expense (included in "General and administrative expenses").

Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions used to earn spread income are reported as "Net investment income;" however, for securities loaned transactions used for funding purposes the associated rebate is reported as interest expense (included in "General and administrative expenses").

Other long-term investments consist of the Company's investments in joint ventures and limited partnerships, other than operating joint ventures, as well as wholly-owned investment real estate and other investments. Joint venture and partnership interests are either accounted for using the equity method of accounting or under the cost method when the Company's partnership interest is so minor (generally less than 3%) that it exercises virtually no influence over operating and financial policies. The Company's income from investments in joint ventures and partnerships accounted for using the equity method or the cost method, other than the Company's investment in operating joint ventures, is included in "Net investment income." The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method or the cost method (including assessment for other-than-temporary impairment), the Company uses financial information provided by the investee, generally on a one to three month lag.

Short-term investments primarily consist of highly liquid debt instruments with a maturity of twelve months or less and greater than three months when purchased. These investments are generally carried at fair value and include certain money market investments, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.

Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sale of fixed maturity securities, equity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net other-than-temporary impairments recognized in earnings. Realized investment gains and losses are also generated from prepayment premiums received on private fixed maturity securities, allowance for losses on commercial mortgage and other loans, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment. See "Derivative Financial Instruments" below for additional information regarding the accounting for derivatives.

The Company's available-for-sale securities with unrealized losses are reviewed quarterly to identify other-than-temporary impairments in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer. With regard to available-for-sale equity securities, the Company also considers the ability and intent to hold the investment for a period of time to allow for a recovery of value. When it is determined that a decline in value of an equity security is other-than-temporary, the carrying value of the equity security is reduced to its fair value, with a corresponding charge to earnings.

An other-than-temporary impairment is recognized in earnings for a debt security in an unrealized loss position when the Company either (a) has the intent to sell the debt security or (b) more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the Company analyzes its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment.

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The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment an other-than-temporary impairment is recognized.

When an other-than-temporary impairment of a debt security has occurred, the amount of the other-than-temporary impairment recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the other-than-temporary impairment recognized in earnings is equal to the entire difference between the security's amortized cost basis and its fair value at the impairment measurement date. For other-than-temporary impairments of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in "Other comprehensive income (loss)" ("OCI"). Unrealized gains or losses on securities for which an other-than-temporary impairment has been recognized in earnings is tracked as a separate component of AOCI.

For debt securities, the split between the amount of an other-than-temporary impairment recognized in other comprehensive income and the net amount recognized in earnings is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also include other assumptions regarding the underlying collateral including default rates and recoveries which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security's position within the capital structure of the issuer.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flow on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.

Unrealized investment gains and losses are also considered in determining certain other balances, including DAC, DSI, certain future policy benefits, policyholders' account balances and deferred tax assets or liabilities. These balances are adjusted, as applicable, for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. Each of these balances is discussed in greater detail below.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments and other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in "Trading account assets, at fair value." The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents.

Deferred Policy Acquisition Costs

Costs that are related directly to the successful acquisition of new and renewal insurance and annuity business are deferred to the extent such costs are deemed recoverable from future profits. Such DAC primarily includes commissions, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully negotiated contracts. In each reporting period, capitalized DAC is amortized to "Amortization of deferred policy acquisition costs," net of the accrual of imputed interest on DAC balances. DAC is subject to periodic recoverability testing. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

DAC costs related to interest sensitive and variable life products and fixed and variable deferred annuity products are generally deferred and amortized over the expected life of the contracts in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach for equities to derive future equity return assumptions. However, if the projected equity return calculated using this approach is greater than the maximum equity return assumption, the maximum equity return is utilized. Gross profits also include impacts from the embedded derivatives associated with certain of the optional living benefit features of the Company's variable annuity contracts and related hedging activities. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities are also included. The Company is an indirect subsidiary of Prudential Financial (an SEC registrant) and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note
12. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. The effect of changes to total gross profits on unamortized DAC is reflected in the period such total gross profits are revised. DAC related to non-participating traditional individual life insurance is amortized in proportion to gross premiums.

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For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, except those that involve the addition of a non-integrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies.

Deferred sales inducements

The Company offered various types of sales inducements to contractholders related to fixed and variable deferred annuity contracts. The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. Sales inducements balances are subject to periodic recoverability testing. The Company records amortization of deferred sales inducements in "Interest credited to policyholders' account balances." Deferred sales inducements for applicable products are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. See Note 6 for additional information regarding sales inducements.

Reinsurance recoverables

Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements with affiliates. For additional information about these arrangements see Note 12.

Separate Account Assets and Liabilities

Separate account assets are reported at fair value and represent segregated funds that are invested for certain contractholders and other customers. The assets consist primarily of equity securities, fixed maturities, real estate related investments, real estate mortgage loans, short term investments and derivative instruments. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the contractholders, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities primarily represent the contractholders' account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See Note 6 to the Financial Statements for additional information regarding separate account arrangements with contractual guarantees. The investment income and realized investment gains or losses from separate accounts generally accrue to the contractholders and are not included in the Company's results of operations. Mortality, policy administration and surrender charges assessed against the accounts are included in "Policy charges and fee income." Asset administration fees charged to the accounts are included in "Asset administration fees".

Other Assets and Other Liabilities

Other assets consist primarily of premiums due, certain restricted assets, and receivables resulting from sales of securities that had not yet settled at the balance sheet date. Other liabilities consist primarily of accrued expenses, reinsurance payables, technical overdrafts, derivatives, and payables resulting from purchases of securities that had not yet been settled at the balance sheet date.

Future Policy Benefits

The Company's liability for future policy benefits is comprised of liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts, which are discussed more fully in Note 6. These reserves represent reserves for the guaranteed minimum death and optional living benefit features on our variable annuity products and no lapse guarantees for our variable and universal life products. The optional living benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Notes 6 and 9.

The Company's liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders related to contracts that have fixed and guaranteed terms, where the timing and amount of payment depends on policyholder mortality, and maintenance expenses less the present value of future net premiums. Expected mortality is generally based on Company experience, industry data and/or other factors. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and interest rate assumptions are "locked-in" upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. Premium deficiency reserves do not include a provision for the risk of adverse deviation. Any adjustments to future policy benefit reserves related to net unrealized gains on securities classified as available-for-sale are included in AOCI. See Note 5 for additional information regarding future policy benefits.

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Policyholders' Account Balances

The Company's liability for policyholders' account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is primarily associated with the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance. These policyholders' account balances also include provision for benefits under non-life contingent payout annuities and certain unearned revenues.

Contingent Liabilities

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual.

Insurance Revenue and Expense Recognition

Premiums from individual life products, other than interest-sensitive and variable life contracts, are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is generally deferred and recognized into revenue in a constant relationship to insurance inforce. Benefits are recorded as an expense when they are incurred. Benefits and expenses for these products also include amortization of DAC. A liability for future policy benefits is recorded when premiums are recognized using the net level premium method.

Revenues for variable deferred annuity contracts consist of charges against contractholder account values for mortality and expense risks, administration fees, surrender charges and an annual maintenance fee per contract. Revenues for mortality and expense risk charges and administration fees are recognized as assessed against the contractholder. Surrender charge revenue is recognized when the surrender charge is assessed against the contractholder at the time of surrender. Benefits and expenses for these products also include amortization of DAC and DSI. Liabilities for the variable investment options on annuity contracts represent the account value of the contracts and are included in "Separate account liabilities."

Revenues for fixed immediate annuity and fixed supplementary contracts with and without life contingencies consist of net investment income. In addition, revenues for fixed immediate annuity contracts with life contingencies also consist of single premium payments recognized as annuity considerations when received. Benefit liabilities for these contracts are based on applicable actuarial standards with assumed interest rates that vary by contract year. Reserves for contracts without life contingencies are included in "Policyholders' account balances" while reserves for contracts with life contingencies are included in "future policy benefits and other policyholder liabilities".

Revenues for variable life insurance contracts consist of charges against contractholder account values or separate accounts for expense charges, administration fees, cost of insurance charges, and surrender charges. Certain contracts also include charges against premium to pay state premium taxes. All of these charges are recognized as revenue when assessed against the contractholder. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are generally deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders' account balances and amortization of DAC and DSI.

Certain individual annuity contracts provide the contractholder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount, and certain individual life contracts provide no lapse guarantees. These benefits are accounted for as insurance contracts and are discussed in further detail in Note 6. The Company also provides contracts with certain living benefits which are accounted for as embedded derivatives. These contracts are discussed in further detail in Note 6.

Amounts received as payment for interest-sensitive or variable contracts are reported as deposits to "Policyholders' account balances" and/or "Separate account liabilities." Revenues from these contracts are reflected in "Policy charges and fee income" consisting primarily of fees assessed during the period against the policyholders' account balances for mortality and other benefit charges, policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investment of deposits in the Company's general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are generally deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders' account balances and amortization of DAC and DSI.

Premiums, benefits and expenses are stated net of reinsurance ceded to other companies.

Asset Administration Fees

The Company receives asset administration fee income on contractholders' account balances invested in The Prudential Series Funds or, "PSF," which are a portfolio of mutual fund investments related to the Company's separate account products. Also, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust Funds (see Note
12). In addition, the Company receives fees from contractholders' account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.

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Derivative Financial Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter ("OTC") market. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.

Derivatives are used to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed in detail below and in Note 10, all realized and unrealized changes in fair value of derivatives are recorded in current earnings, with the exception of the effective portion of cash flow hedges. Cash flows from derivatives are reported in the operating, investing, or financing activities sections in the Statements of Cash Flows based on the nature and purpose of the derivative.

Derivatives are recorded either as assets, within "Trading account assets, at fair value" or "Other long-term investments," or as liabilities, within "Other liabilities," except for embedded derivatives which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed.

The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge); or (2) a derivative that does not qualify for hedge accounting.

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. Under such circumstances, the ineffective portion is recorded in "Realized investment gains (losses), net."

The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.

When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in AOCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the income statement line item associated with the hedged item.

If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." The component of AOCI related to discontinued cash flow hedges is reclassified to the income statement line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.

When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized currently in "Realized investment gains (losses), net." Gains and losses that were in AOCI pursuant to the hedge of a forecasted transaction are recognized immediately in "Realized investment gains (losses), net."

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in "Realized investment gains (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments that contain derivative instruments that are "embedded" in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in "Realized investment gains (losses), net." For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to classify the entire instrument as a trading account asset and report it within "Trading account assets, at fair value."

The Company sells variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these benefit features to an affiliate, Pruco Reinsurance Ltd. ("Pruco Re"). The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in "Future policy benefits and other policyholder liabilities" and "Reinsurance recoverables" or "Other liabilities," respectively. Changes in the fair value are determined using valuation models as described in Note 9, and are recorded in "Realized investment gains (losses), net."

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Short-Term and Long-Term Debt

Liabilities for short-term and long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Short-term debt is debt coming due in the next twelve months, including that portion of debt otherwise classified as long-term. The short-term debt caption may exclude short-term debt items the Company intends to refinance on a long-term basis in the near term. See Note 12 for additional information regarding short-term and long-term debt.

Income Taxes

The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.

Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent such as expenses that are not deductible in the Company's tax return, and some differences are temporary, reversing over time, such as valuation of insurance reserves. Temporary differences create deferred tax assets and liabilities. Deferred tax assets generally represent items that can be used as a tax deduction or credit in future years for which the Company has already recorded the tax benefit in the Company's income statement. Deferred tax liabilities generally represent tax expense recognized in the Company's financial statements for which payment has been deferred, or expenditures for which the Company has already taken a deduction in the Company's tax return but have not yet been recognized in the Company's financial statements.

The application of U.S. GAAP requires the Company to evaluate the recoverability of the Company's deferred tax assets and establish a valuation allowance if necessary to reduce the Company's deferred tax assets to an amount that is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company may consider many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized.

U.S. GAAP prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on tax returns. The application of this guidance is a two-step process, the first step being recognition. The Company determines whether it is more likely than not, based on the technical merits, that the tax position will be sustained upon examination. If a tax position does not meet the more likely than not recognition threshold, the benefit of that position is not recognized in the financial statements. The second step is measurement. The Company measures the tax position as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate resolution with a taxing authority that has full knowledge of all relevant information. This measurement considers the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances, and information available at the reporting date.

The Company's liability for income taxes includes the liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the Internal Revenue Service ("IRS") or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards ("tax attributes"), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense. .

See Note 8 for additional information regarding income taxes.

Adoption of New Accounting Pronouncements

In December 2013, the Financial Accounting Standards Board ("FASB") issued updated guidance establishing a single definition of a public entity for use in financial accounting and reporting guidance. This new guidance is effective for all current and future reporting periods and did not have a significant effect on the Company's financial position, results of operations or financial statement disclosures.

In July 2013, the FASB issued new guidance regarding derivatives. The guidance permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting, in addition to the United States Treasury rate and London Inter-Bank Offered Rate ("LIBOR"). The guidance also removes the restriction on using different benchmark rates for similar hedges. The guidance is effective for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013, and was applied prospectively. Adoption of the guidance did not have a significant effect on the Company's financial position, results of operations or financial statement disclosures.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


In July 2013, the FASB issued updated guidance regarding the presentation of unrecognized tax benefits when net operating loss carryforwards, similar tax losses, or tax credit carryforwards exist. This new guidance became effective for interim or annual reporting periods that began after December 15, 2013, and was applied prospectively. Adoption of the guidance did not have a significant effect on the Company's financial position, results of operations or financial statement disclosures.

In February 2013, the FASB issued updated guidance regarding the presentation of comprehensive income. Under the guidance, an entity is required to separately present information about significant items reclassified out of AOCI by component as well as changes in accumulated other comprehensive income balances by component in either the financial statements or the notes to the financial statements. The guidance does not change the items that are reported in other comprehensive income, does not change when an item of other comprehensive income must be reclassified to net income, and does not amend any existing requirements for reporting net income or other comprehensive income. The guidance became effective for interim or annual reporting periods that began after December 15, 2012 and was applied prospectively. The disclosures required by this guidance are included in Note 3.

In December 2011 and January 2013, the FASB issued updated guidance regarding the disclosure of recognized derivative instruments (including bifurcated embedded derivatives), repurchase agreements and securities borrowing/lending transactions that are offset in the statement of financial position or are subject to an enforceable master netting arrangement or similar agreement (irrespective of whether they are offset in the statement of financial position). This new guidance requires an entity to disclose information on both a gross and net basis about instruments and transactions within the scope of this guidance. This new guidance became effective for interim or annual reporting periods that began on or after January 1, 2013, and was applied retrospectively for all comparative periods presented. The disclosures required by this guidance are included in Note 10.

Future Adoption of New Accounting Pronouncements

In February 2015, the FASB issued updated guidance that changes the rules regarding consolidation. The pronouncement eliminates specialized guidance for limited partnerships and similar legal entities, and removes the indefinite deferral for certain investment funds. The new guidance is effective for annual periods and interim periods within those annual periods beginning after December 15, 2015, with early adoption permitted. The Company is currently assessing the impact of the guidance on the Company's financial position, results of operations and financial statement disclosures.

In January 2014, the FASB issued updated guidance for troubled debt restructurings clarifying when an in substance repossession or foreclosure occurs, and when a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan. The new guidance is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2014. This guidance can be elected for prospective adoption or by using a modified retrospective transition method. This guidance is not expected to have a significant impact on the Company's financial position, results of operations or financial statement disclosures.

In May 2014, the FASB issued updated guidance on accounting for revenue recognition. The guidance is based on the core principle that revenue is recognized to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. The guidance also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from cost incurred to obtain or fulfill a contract. Revenue recognition for insurance contracts is explicitly scoped out of the guidance. The new guidance is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2016 and must be applied using one of two retrospective application methods. Early adoption is not permitted. The Company is currently assessing the impact of the guidance on the Company's financial position, results of operations and financial statement disclosures.

In August 2014, the FASB issued updated guidance for measuring the financial assets and the financial liabilities of a consolidated collateralized financing entity. Under the guidance, an entity within scope is permitted to measure both the financial assets and financial liabilities of a consolidated collateralized financing entity based on either the fair value of the financial assets or financial liabilities, whichever is more observable. When elected, the measurement alternative will eliminate the measurement difference that exists when both are measured at fair value. The new guidance is effective for annual periods and interim reporting periods within those annual periods, beginning after December 15, 2015. Early adoption will be permitted. This guidance can be elected for modified retrospective or full retrospective adoption. The Company is currently assessing the impact of the guidance on the Company's financial position, results of operations and financial statement disclosures.

In August 2014, the FASB issued guidance requiring that mortgage loans be derecognized and that a separate other receivable be recognized upon foreclosure if certain conditions are met. Upon foreclosure, the separate other receivable should be measured based on the amount of the loan balance (principal and interest) expected to be recovered from the guarantor. The new guidance is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2014, with early adoption permitted. This guidance can be adopted using either a prospective transition method or a modified retrospective transition method. This guidance is not expected to have a significant impact on the Company's financial position, results of operations or financial statement disclosures.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


3.   INVESTMENTS

Fixed Maturities and Equity Securities

The following tables provide information relating to fixed maturities and equity securities (excluding investments classified as trading) as of the dates indicated:

                                                                                    December 31, 2014
                                                             ---------------------------------------------------------------
                                                                                                                 Other-than-
                                                                             Gross        Gross                   temporary
                                                              Amortized    Unrealized   Unrealized               Impairments
                                                                Cost         Gains        Losses     Fair Value  in AOCI (3)
                                                             ------------ ------------- ----------- ------------ -----------
                                                                                      (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S. government
 authorities and agencies                                    $     23,991 $       3,590 $         - $     27,581 $         -
Obligations of U.S. states and their political subdivisions        39,343         1,846           -       41,189           -
Foreign government bonds                                            6,344           149           -        6,493           -
Public utilities                                                  109,686        10,305          21      119,970           -
All other corporate securities                                    597,460        40,994       1,911      636,543         (45)
Asset-backed securities (1)                                        38,069         1,295         152       39,212         (79)
Commercial mortgage-backed securities                              74,610         3,487          13       78,084           -
Residential mortgage-backed securities (2)                         21,776         2,643           8       24,411        (242)
                                                             ------------ ------------- ----------- ------------ -----------
 Total fixed maturities, available-for-sale                  $    911,279 $      64,309 $     2,105 $    973,483 $      (366)
                                                             ============ ============= =========== ============ ===========

Equity securities, available-for-sale
Common Stocks:
 Mutual funds                                                $      8,238 $          83 $       118 $      8,203
Non-redeemable preferred stocks                                        53            39           -           92
                                                             ------------ ------------- ----------- ------------
 Total equity securities, available-for-sale                 $      8,291 $         122 $       118 $      8,295
                                                             ============ ============= =========== ============

(1)Includes credit-tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans, and other asset types.
(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.
(3)Represents the amount of other-than-temporary impairment losses in AOCI, which were not included in earnings. Amount excludes $0.6 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

                                                                                   December 31, 2013 (4)
                                                             ------------------------------------------------------------------
                                                                                                                   Other-than-
                                                                             Gross         Gross                    Temporary
                                                              Amortized    Unrealized    Unrealized                Impairments
                                                                Cost         Gains         Losses      Fair Value  in AOCI (3)
                                                             ------------ ------------- ------------- ------------ -----------
                                                                                       (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S. government
 authorities and agencies                                    $     24,842 $       2,939 $           - $     27,781 $         -
Obligations of U.S. states and their political subdivisions         4,781            53           153        4,681           -
Foreign government bonds                                           11,457           901             -       12,358           -
Public utilities                                                   96,037         3,456         2,211       97,282           -
All other corporate securities                                    610,618        34,452         7,742      637,328         (45)
Asset-backed securities (1)                                        51,651           611         1,084       51,178        (102)
Commercial mortgage-backed securities                              63,090         3,763            14       66,839           -
Residential mortgage-backed securities (2)                         27,072         2,827             5       29,894        (281)
                                                             ------------ ------------- ------------- ------------ -----------
 Total fixed maturities, available-for-sale                  $    889,548 $      49,002 $      11,209 $    927,341 $      (428)
                                                             ============ ============= ============= ============ ===========

Equity securities, available-for-sale
Common Stocks:
 Mutual funds                                                $         38 $           - $           1 $         37
Non-redeemable preferred stocks                                        53            26             -           79
                                                             ------------ ------------- ------------- ------------
 Total equity securities available-for-sale                  $         91 $          26 $           1 $        116
                                                             ============ ============= ============= ============

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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(1)Includes credit-tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans, and other asset types.
(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.
(3)Represents the amount of other-than-temporary impairment losses in AOCI, which were not included in earnings. Amount excludes $0.7 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.
(4)Prior period's amounts are presented on a basis consistent with the current period presentation.

The amortized cost and fair value of fixed maturities by contractual maturities at December 31, 2014, are as follows:

                                             Available-for-Sale
                                        -----------------------------
                                          Amortized        Fair
                                            Cost           Value
                                        -------------- --------------
                                               (in thousands)
Due in one year or less                 $       30,399 $       31,047
Due after one year through five years          240,592        255,008
Due after five years through ten years         193,905        204,243
Due after ten years                            311,928        341,478
Asset-backed securities                         38,069         39,212
Commercial mortgage-backed securities           74,610         78,084
Residential mortgage-backed securities          21,776         24,411
                                        -------------- --------------
  Total                                 $      911,279 $      973,483
                                        ============== ==============

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed, and residential mortgage-backed securities are shown separately in the table above, as they are not due at a single maturity date.

The following table depicts the sources of fixed maturity proceeds and related investment gains (losses), as well as losses on impairments of both fixed maturities and equity securities:

                                                                 2014         2013         2012
                                                             ------------ ------------ ------------
                                                                         (in thousands)
Fixed maturities, available-for-sale
 Proceeds from sales                                         $     49,137 $    108,332 $     11,599
 Proceeds from maturities/repayments                              102,303      131,032      144,385
 Gross investment gains from sales, prepayments, and
   maturities                                                       5,160        5,704       13,712
 Gross investment losses from sales and maturities                  (249)      (1,379)          (1)
Equity securities, available-for-sale
 Proceeds from sales                                         $      7,808 $      6,650 $      2,660
 Gross investment gains from sales                                    456          587          146
 Gross investment losses from sales                                     -        (395)            -
Fixed maturity and equity security impairments
 Net writedowns for other-than-temporary impairment losses
   on fixed maturities recognized in earnings (1)            $       (25) $          - $    (1,469)
 Writedowns for impairments on equity securities                        -          (6)        (211)

(1)Excludes the portion of other-than-temporary impairments recorded in "Other comprehensive income (loss)," representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of the impairment.

As discussed in Note 2, a portion of certain OTTI losses on fixed maturity securities is recognized in "Other Comprehensive income (loss)" ("OCI"). For these securities, the net amount recognized in earnings ("credit loss impairments") represents the difference between the amortized cost of the security and the net present value of its projected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment. Any remaining difference between the fair value and amortized cost is recognized in OCI. The following tables set forth the amount of pre-tax credit loss impairments on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


                                                                                            Year Ended   Year Ended
                                                                                           December 31, December 31,
                                                                                               2014         2013
                                                                                           ------------ ------------
                                                                                                (in thousands)
Balance, beginning of period                                                                     $716        $2,411
Credit loss impairments previously recognized on securities which matured, paid down,
 prepaid or were sold during the period                                                          (42)       (1,674)
Increases due to the passage of time on previously recorded credit losses                          21            48
Accretion of credit loss impairments previously recognized due to an increase in cash
 flows expected to be collected                                                                  (32)          (69)
                                                                                            ---------   -----------
Balance, end of period                                                                      $     663          $716
                                                                                            =========   ===========

Trading Account Assets

The following table sets forth the composition of "Trading account assets" as of the dates indicated:

                                                     December 31, 2014         December 31, 2013
                                                 -------------------------- -----------------------
                                                   Amortized       Fair      Amortized     Fair
                                                     Cost          Value       Cost        Value
                                                 -------------- ----------- ----------- -----------
Trading account assets                                             (in thousands)
Total trading account assets - Fixed maturities  $       10,000 $     9,679 $         - $         -
                                                 ============== =========== =========== ===========

The net change in unrealized gains (losses) from trading account assets still held at period end, recorded within "Other income" was $(0.3) million, $0 and $0 during the years ended December 31, 2014, 2013, and 2012, respectively.

Commercial Mortgage and Other Loans

The Company's commercial mortgage and other loans are comprised as follows, as of the dates indicated:

                                              December 31, 2014            December 31, 2013
                                         --------------------------  ----------------------------
                                             Amount                      Amount
                                         (in thousands)  % of Total  (in thousands)   % of Total
                                         -------------- -----------  -------------- -------------
Commercial and agricultural mortgage
 loans by property type:
Apartments/Multi-Family                   $      89,817        32.6%  $      81,484          28.5%
Retail                                           64,149        23.3          65,353          22.9
Industrial                                       35,190        12.8          40,281          14.1
Office                                           29,997        10.9          30,635          10.7
Other                                            18,061         6.6          25,277           8.8
Hospitality                                      23,725         8.6          24,186           8.5
                                         -------------- -----------  -------------- -------------
 Total commercial mortgage loans                260,939        94.8         267,216          93.5
Agricultural property loans                      14,479         5.2          18,691           6.5
                                         -------------- -----------  -------------- -------------
 Total commercial and agricultural
   mortgage loans by property type              275,418       100.0%        285,907         100.0%
                                                        ===========                 =============
Valuation allowance                               (771)                     (1,785)
                                         --------------              --------------
 Total net commercial and agricultural
   mortgage loans by property type              274,647                     284,122
                                         --------------              --------------

Other Loans
Uncollateralized loans                            8,410                       8,410
Valuation allowance                                   -                           -
                                         --------------              --------------
 Total net other loans                            8,410                       8,410
                                         --------------              --------------
 Total commercial mortgage and other
   loans                                 $      283,057              $      292,532
                                         ==============              ==============

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


The commercial mortgage and agricultural property loans are geographically dispersed throughout the United States and other countries with the largest concentrations in Illinois (15%), Texas (14%), and New York (11%) at December 31, 2014.

Activity in the allowance for credit losses for all commercial mortgage and other loans, as of the dates indicated, is as follows:

                                                 December 31, 2014 December 31, 2013 December 31, 2012
                                                 ----------------- ----------------- -----------------
                                                                    (in thousands)
Allowance for credit losses, beginning of year    $        1,785    $        1,162    $        1,410
Addition to / (release of) allowance for losses          (1,014)               623             (248)
                                                  --------------    --------------    --------------
Total ending balance (1)                          $          771    $        1,785    $        1,162
                                                  ==============    ==============    ==============

(1)Agricultural loans represent less than $0.1 million of the ending allowance at December 31, 2014, 2013, and 2012.

The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and other loans as of the dates indicated:

                                                              December 31, 2014 December 31, 2013
                                                              ----------------- -----------------
                                                                        (in thousands)
Allowance for Credit Losses:
Individually evaluated for impairment (1)                     $              -  $              -
Collectively evaluated for impairment (2)                                  771             1,785
                                                              ----------------  ----------------
Total ending balance                                          $            771  $          1,785
                                                              ================  ================

Recorded Investment: (3)
Gross of reserves: individually evaluated for impairment (1)  $              -  $              -
Gross of reserves: collectively evaluated for impairment (2)           283,828           294,317
                                                              ----------------  ----------------
Total ending balance, gross of reserves                       $        283,828  $        294,317
                                                              ================  ================

(1)There were no loans individually evaluated for impairments at both
   December 31, 2014 and 2013.
(2)Agricultural loans collectively evaluated for impairment had a recorded investment of $14.5 million and $18.7 million at December 31, 2014 and 2013, respectively, and an allowance of less than $0.1 million for both periods. Uncollateralized loans collectively evaluated for impairment had a recorded investment of $8.4 million at both December 31, 2014 and 2013 and no related allowance for both periods.
(3)Recorded investment reflects the balance sheet carrying value gross of related allowance.

Impaired loans include those loans for which it is probable that all amounts due will not be collected according to the contractual terms of the loan agreement. There were no impaired commercial mortgage and other loans identified in management's specific review of probable loan losses and no related allowance for losses, at both December 31, 2014 and 2013. There were no recorded investments in impaired loans with an allowance recorded, before the allowance for losses, at both December 31, 2014 and 2013.

Impaired commercial mortgage and other loans with no allowance for losses are loans in which the fair value of the collateral or the net present value of the loans' expected future cash flows equals or exceeds the recorded investment. The Company had no such loans at both December 31, 2014 and 2013. See Note 2 for information regarding the Company's accounting policies for non-performing loans.

The following table sets forth certain key credit quality indicators as of December 31, 2014, based upon the recorded investment gross of allowance for credit losses.

Total commercial and agricultural mortgage loans

                                                            Debt Service Coverage Ratio - December 31, 2014
                                                     --------------------------------------------------------------
                                                     Greater than 1.2X 1.0X to <1.2X  Less than 1.0X     Total
                                                     ----------------- -------------- -------------- --------------
                                                                             (in thousands)
Loan-to-Value Ratio
0%-59.99%                                             $      162,454   $            - $        1,634 $      164,088
60%-69.99%                                                    84,761                -          4,878         89,639
70%-79.99%                                                    14,389            2,796              -         17,185
Greater than 80%                                               2,991                -          1,515          4,506
                                                      --------------   -------------- -------------- --------------
  Total commercial and agricultural mortgage loans    $      264,595   $        2,796 $        8,027 $      275,418
                                                      ==============   ============== ============== ==============

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


The following table sets forth certain key credit quality indicators as of December 31, 2013, based upon the recorded investment gross of allowance for credit losses.

Total commercial and agricultural mortgage loans

                                                            Debt Service Coverage Ratio - December 31, 2013
                                                     -------------------------------------------------------------
                                                     Greater than 1.2X 1.0X to <1.2X  Less than 1.0X     Total
                                                     ----------------- -------------- -------------- -------------
                                                                            (in thousands)
Loan-to-Value Ratio
0%-59.99%                                              $     136,909   $            - $        1,833 $     138,742
60%-69.99%                                                    81,355                -              -        81,355
70%-79.99%                                                    56,392            2,900          4,956        64,248
Greater than 80%                                                   -            1,562              -         1,562
                                                       -------------   -------------- -------------- -------------
  Total commercial and agricultural mortgage loans     $     274,656   $        4,462 $        6,789 $     285,907
                                                       =============   ============== ============== =============

As of both December 31, 2014 and 2013, all commercial mortgage and other loans were in current status. The Company defines current in its aging of past due commercial mortgage and other loans as less than 30 days past due.

There were no commercial mortgage and other loans in nonaccrual status as of both December 31, 2014 and 2013. Nonaccrual loans are those on which the accrual of interest has been suspended after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability and loans for which a loan specific reserve has been established. See Note 2 for further discussion regarding nonaccrual status loans.

For the years ended December 31, 2014 and 2013, there were no commercial mortgage and other loans acquired, other than those through direct origination, or sold.

The Company's commercial mortgage and other loans may occasionally be involved in a troubled debt restructuring. As of both December 31, 2014 and 2013, the Company had no significant commitments to fund to borrowers that have been involved in a troubled debt restructuring. For the years ended December 31, 2014 and 2013, there were no troubled debt restructurings related to commercial mortgage and other loans, and no payment defaults on commercial mortgage and other loans that were modified as a troubled debt restructuring within the 12 months preceding each respective period. See Note 2 for additional information related to the accounting for troubled debt restructurings.

Other Long-Term Investments

The following table sets forth the composition of "Other long-term investments" at December 31 for the years indicated.

                                                    2014          2013
                                                ------------- -------------
                                                      (in thousands)
     Company's investment in Separate accounts  $       1,606 $       1,619
     Joint ventures and limited partnerships           38,920        35,886
     Derivatives                                        7,329             -
                                                ------------- -------------
     Total other long-term investments          $      47,855 $      37,505
                                                ============= =============

Net Investment Income

Net investment income for the years ended December 31, was from the following sources:

                                                 2014         2013         2012
                                             -----------  -----------  -----------
                                                         (in thousands)
Fixed maturities, available-for-sale         $    44,073  $    46,071  $    56,024
Equity securities, available-for-sale                  -            -           11
Trading account assets                               119           11           15
Commercial mortgage and other loans               13,686       13,831       13,503
Policy loans                                      10,127        9,901        9,626
Short-term investments and cash equivalents           79           63           80
Other long-term investments                        3,103        2,105        4,012
                                             -----------  -----------  -----------
Gross investment income                           71,187       71,982       83,271
Less: investment expenses                         (3,315)      (3,329)      (3,616)
                                             -----------  -----------  -----------
  Net investment income                      $    67,872  $    68,653  $    79,655
                                             ===========  ===========  ===========

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Carrying value for non-income producing assets included $6 million in fixed maturities as of December 31, 2014. Non-income producing assets represent investments that have not produced income for the preceding twelve months.

Realized Investment Gains (Losses), Net

Realized investment gains (losses), net, for the years ended December 31, were from the following sources:

                                                   2014            2013            2012
                                             ---------------  --------------  --------------
                                                              (in thousands)
Fixed maturities                              $        4,786   $       4,325   $      12,242
Equity securities                                        456             186             (66)
Commercial mortgage and other loans                    1,015            (623)          3,926
Short-term investments and cash equivalents                2               2               -
Joint ventures and limited partnerships                  210             (13)              -
Derivatives                                          (79,739)         18,704          (5,625)
                                             ---------------  --------------  --------------
  Realized investment gains (losses), net     $      (73,270)  $      22,581   $      10,477
                                             ===============  ==============  ==============

Accumulated Other Comprehensive Income (Loss)

The balance of and changes in each component of "Accumulated other comprehensive income (loss)" for the years ended December 31, are as follows:

                                                                  Accumulated Other Comprehensive Income (Loss)
                                                               ---------------------------------------------------
                                                                                                  Total Accumulated
                                                               Foreign Currency  Net Unrealized         Other
                                                                 Translation    Investment Gains    Comprehensive
                                                                  Adjustment      (Losses) (1)      Income (Loss)
                                                               ---------------- ----------------  -----------------
                                                                                  (in thousands)
Balance, December 31, 2011                                     $            22  $         47,101  $         47,123
Change in component during period (2)                                       21               305               326
                                                               ---------------  ----------------  ----------------
Balance, December 31, 2012                                     $            43  $         47,406  $         47,449
Change in component during period (2)                                       25           (30,373)          (30,348)
                                                               ---------------  ----------------  ----------------
Balance, December 31, 2013                                     $            68  $         17,033  $         17,101
Change in other comprehensive income before reclassifications             (125)           30,963            30,838
Amounts reclassified from AOCI                                               -            (5,242)           (5,242)
Income tax benefit (expense)                                                44            (9,002)           (8,958)
                                                               ---------------  ----------------  ----------------
Balance, December 31, 2014                                     $           (13) $         33,752  $         33,739
                                                               ===============  ================  ================

(1)Includes cash flow hedges of $0.2 million, $(3.1) million and $(1.3) million as of December 31, 2014, 2013 and 2012, respectively.
(2)Net of taxes.

Reclassifications out of Accumulated Other Comprehensive Income (Loss)

                                                             Year Ended        Year Ended        Year Ended
                                                          December 31, 2014 December 31, 2013 December 31, 2012
                                                          ----------------- ----------------- -----------------
                                                                             (in thousands)
Amounts reclassified from AOCI (1)(2):
Net unrealized investment gains (losses):
 Cash flow hedges - Currency/Interest rate (3)              $        230      $       (237)    $          (31)
 Net unrealized investment gains (losses) on
   available-for-sale securities (4)                               5,012             4,748            (12,145)
                                                            ------------      ------------     --------------
   Total net unrealized investment gains (losses)                  5,242             4,511            (12,176)
                                                            ------------      ------------     --------------
    Total reclassifications for the period                  $      5,242      $      4,511     $      (12,176)
                                                            ============      ============     ==============

(1)All amounts are shown before tax.
(2)Positive amounts indicate gains/benefits reclassified out of AOCI. Negative amounts indicate losses/costs reclassified out of AOCI.
(3)See Note 10 for additional information on cash flow hedges.
(4)See table below for additional information on unrealized investment gains (losses), including the impact on deferred policy acquisition and other costs, future policy benefits and policyholders' account balances.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Net Unrealized Investment Gains (Losses)

Net unrealized investment gains and losses on securities classified as "available-for-sale" and certain other long-term investments and other assets are included in the Company's Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from "Other comprehensive income (loss)" those items that are included as part of "Net income" for a period that had been part of "Other comprehensive income (loss)" in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains and losses, are as follows:

Net Unrealized Investment Gains and Losses on Fixed Maturity Securities on which an OTTI loss has been recognized

                                                                                                       Accumulated
                                                                                                          Other
                                                                                                      Comprehensive
                                                      Deferred      Future Policy                     Income (Loss)
                                                       Policy       Benefits and       Deferred       Related To Net
                                  Net Unrealized     Acquisition    Policy Holder     Income Tax        Unrealized
                                  Gains (Losses)      Costs and        Account        (Liability)       Investment
                                  on Investments     Other Costs     Balances(1)        Benefit       Gains (Losses)
                                 ---------------    ------------    -------------    -------------    --------------
                                                                   (in thousands)
Balance, December 31, 2011        $       (1,417)    $       739     $       (142)    $        287      $      (533)
Net investment gains (losses)
 on investments arising
 during the period                           873               -                -             (306)             567
Reclassification adjustment
 for (gains) losses included
 in net income                               880               -                -             (308)             572
Reclassification adjustment
 for OTTI losses excluded
 from net income(1)                         (106)              -                -               37              (69)
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition
 costs                                         -            (644)               -              225             (419)
Impact of net unrealized
 investment (gains) losses on
 future policy benefits and
 policyholders' account
 balances                                      -               -              306             (107)             199
                                 ---------------    ------------    -------------    -------------     ------------
Balance, December 31, 2012        $          230     $        95     $        164     $       (172)     $       317
                                 ---------------    ------------    -------------    -------------     ------------
Net investment gains (losses)
 on investments arising
 during the period                           126               -                -              (44)              82
Reclassification adjustment
 for (gains) losses included
 in net income                              (132)              -                -               46              (86)
Reclassification adjustment
 for OTTI losses excluded
 from net income(1)                            -               -                -                -                0
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition
 costs                                         -            (723)               -              253             (470)
Impact of net unrealized
 investment (gains) losses on
 future policy benefits and
 policyholders' account
 balances                                      -               -              (12)               4               (8)
                                 ---------------    ------------    -------------    -------------     ------------
Balance, December 31, 2013        $          224     $      (628)    $        152     $         87      $      (165)
                                 ---------------    ------------    -------------    -------------     ------------
Net investment gains (losses)
 on investments arising
 during the period                            13               -                -               (5)               8
Reclassification adjustment
 for (gains) losses included
 in net income                               (12)              -                -                4               (8)
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition
 costs and other costs                         -              77                -              (27)              50
Impact of net unrealized
 investment (gains) losses on
 future policy benefits and
 policyholders' account
 balances                                      -               -              (30)              11              (19)
                                 ---------------    ------------    -------------    -------------     ------------
Balance, December 31, 2014        $          225     $      (551)    $        122     $         70      $      (134)
                                 ===============    ============    =============    =============     ============

(1)Balances are net of reinsurance.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


All Other Net Unrealized Investment Gains and Losses in AOCI

                                                                                                           Accumulated
                                                                                                              Other
                                                                                                          Comprehensive
                                                        Deferred       Future Policy                      Income (Loss)
                                                         Policy        Benefits and        Deferred       Related To Net
                                  Net Unrealized       Acquisition     Policy Holder      Income Tax        Unrealized
                                  Gains (Losses)        Costs and         Account         (Liability)       Investment
                                 on Investments(1)     Other Costs      Balances(2)         Benefit       Gains (Losses)
                                 -----------------   --------------    -------------    --------------    --------------
                                                                     (in thousands)
Balance, December 31, 2011         $      89,602      $     (31,698)    $     15,379     $     (25,649)    $     47,634
Net investment gains (losses)
 on investments arising
 during the period                        13,098                  -                -            (4,584)           8,514
Reclassification adjustment
 for (gains) losses included
 in net income                           (13,056)                 -                -             4,570           (8,486)
Reclassification adjustment
 for OTTI losses excluded
 from net income(2)                          106                  -                -               (37)              69
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition
 costs                                         -              5,389                -            (1,886)           3,503
Impact of net unrealized
 investment (gains) losses on
 future policy benefits and
 policyholders' account
 balances                                      -                  -           (6,378)            2,232           (4,146)
                                  --------------     --------------    -------------    --------------    -------------
Balance, December 31, 2012         $      89,750      $     (26,309)    $      9,001     $     (25,354)    $     47,088
                                  --------------     --------------    -------------    --------------    -------------
Net investment gains (losses)
 on investments arising
 during the period                       (49,387)                 -                -            17,285          (32,102)
Reclassification adjustment
 for (gains) losses included
 in net income                            (4,379)                 -                -             1,534           (2,845)
Reclassification adjustment
 for OTTI losses excluded
 from net income(2)                            -                  -                -                 -                -
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition
 costs                                         -             14,655                -            (5,129)           9,526
Impact of net unrealized
 investment (gains) losses on
 future policy benefits and
 policyholders' account
 balances                                      -                  -           (6,875)            2,406           (4,469)
                                  --------------     --------------    -------------    --------------    -------------
Balance, December 31, 2013         $      35,984      $     (11,654)    $      2,126     $      (9,258)    $     17,198
                                  ==============     ==============    =============    ==============    =============
Net investment gains (losses)
 on investments arising
 during the period                        32,609                  -                -           (11,413)          21,196
Reclassification adjustment
 for (gains) losses included
 in net income                            (5,230)                 -                -             1,830           (3,400)
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition
 costs and other costs                         -             (4,521)               -             1,582           (2,939)
Impact of net unrealized
 investment (gains) losses on
 future policy benefits and
 policyholders' account
 balances                                      -                  -            2,816              (985)           1,831
                                  --------------     --------------    -------------    --------------    -------------
Balance, December 31, 2014         $      63,363      $     (16,175)    $      4,942     $     (18,244)    $     33,886
                                  ==============     ==============    =============    ==============    =============

(1)Includes cash flow hedges. See Note 10 for information on cash flow hedges.
(2)Balances are net of reinsurance.

Net Unrealized Gains (Losses) on Investments by Asset Class

The table below presents net unrealized gains (losses) on investments by asset class as of the dates indicated:

                                                                          2014           2013            2012
                                                                     -------------- --------------  --------------
                                                                                     (in thousands)
Fixed maturity securities on which an OTTI loss has been recognized   $         225  $         224   $         230
Fixed maturity securities, available-for - sale--all other                   61,979         37,569          89,176
Equity securities, available-for-sale                                             4             25              78
Derivatives designated as cash flow hedges (1)                                  159         (3,057)         (1,327)
Other investments                                                             1,221          1,447           1,823
                                                                     -------------- --------------  --------------
Net unrealized gains (losses) on investments                          $      63,588  $      36,208   $      89,980
                                                                     ============== ==============  ==============

(1)See Note 10 for more information on cash flow hedges.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------

Duration of Gross Unrealized Loss Positions for Fixed Maturities and Equity Securities

The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities and equity securities have been in a continuous unrealized loss position, at December 31 for the years indicated:

                                                                          2014
                                    --------------------------------------------------------------------------------
                                     Less than twelve months     Twelve months or more              Total
                                    -------------------------- ------------------------- ---------------------------
                                                     Gross                      Gross                      Gross
                                                   Unrealized                 Unrealized                 Unrealized
                                      Fair Value    Losses       Fair Value    Losses      Fair Value     Losses
                                    ------------- ------------ ------------- ----------- ------------- -------------
                                                                     (in thousands)
Fixed maturities,
 available-for-sale
Obligations of U.S. states and
 their political subdivisions        $          -  $         -  $          -  $        -  $          -  $          -
Public utilities                            4,733           21             -           -         4,733            21
All other corporate securities             28,586        1,556        21,517         355        50,103         1,911
Asset-backed securities                     1,988            5        11,387         147        13,375           152
Commercial mortgage-backed
 securities                                 9,016            9           402           4         9,418            13
Residential mortgage-backed
 securities                                   456            8             -           -           456             8
                                    ------------- ------------ ------------- ----------- ------------- -------------
 Total                               $     44,779  $     1,599  $     33,306  $      506  $     78,085  $      2,105
                                    ============= ============ ============= =========== ============= =============
Equity securities,
 available-for-sale                  $      5,882  $       118  $          -  $        -  $      5,882  $        118
                                    ============= ============ ============= =========== ============= =============

                                                                        2013(1)
                                    --------------------------------------------------------------------------------
                                     Less than twelve months     Twelve months or more              Total
                                    -------------------------- ------------------------- ---------------------------
                                                     Gross                      Gross                      Gross
                                                  Unrealized                 Unrealized                 Unrealized
                                     Fair Value     Losses      Fair Value     Losses     Fair Value      Losses
                                    ------------- ------------ ------------- ----------- ------------- -------------
                                                                     (in thousands)
Fixed maturities,
 available-for-sale
Obligations of U.S. states and
 their political subdivisions        $      2,628  $       153  $          -  $        -  $      2,628  $        153
Public utilities                           41,750        2,211             -           -        41,750         2,211
All other corporate securities            143,863        7,529         2,612         213       146,475         7,742
Asset-backed securities                    31,499        1,068           642          16        32,141         1,084
Commercial mortgage-backed
 securities                                   397           10           268           4           665            14
Residential mortgage-backed
 securities                                   936            5             -           -           936             5
                                    ------------- ------------ ------------- ----------- ------------- -------------
 Total                               $    221,073  $    10,976  $      3,522  $      233  $    224,595  $     11,209
                                    ============= ============ ============= =========== ============= =============
Equity securities,
 available-for-sale                  $         22  $         1  $          -  $        -  $         22  $          1
                                    ============= ============ ============= =========== ============= =============

(1)Prior period's amounts are presented on a basis consistent with the current period presentation.

The gross unrealized losses on fixed maturity securities at December 31, 2014 and 2013, were composed of $1.2 million and $11.1 million, respectively, related to high or highest quality securities based on the National Association of Insurance Commissioners ("NAIC") or equivalent rating and $0.9 million and $0.1 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. At December 31, 2014, the $0.5 million of gross unrealized losses of twelve months or more were concentrated in the consumer cyclical and finance sectors of the Company's corporate securities and in asset-backed securities. At December 31, 2013, the $0.2 million of gross unrealized losses of twelve months or more were concentrated in the consumer non-cyclical, communications, and basic industry sectors of the Company's corporate securities and in asset-backed securities. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary impairments for these securities was not warranted at December 31, 2014 or 2013. These conclusions are based on a detailed analysis of the underlying credit and cash flows on each security. The gross unrealized losses are primarily attributable to credit spread widening. At December 31, 2014, the Company does not intend to sell these securities and it is not more likely than not that the Company will be required to sell these securities before the anticipated recovery of its remaining amortized cost basis.

At both December 31, 2014 and 2013, none of the gross unrealized losses related to equity securities represented declines in value of greater than 20%. In accordance with its policy described in Note 2, the Company concluded that an adjustment for other-than-temporary impairments for these equity securities was not warranted at December 31, 2014 or 2013.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Securities Pledged and Special Deposits

The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase, collateralized borrowings and postings of collateral with derivative counterparties. At December 31, the carrying value of investments pledged to third parties as reported in the Statements of Financial Position included the following:

                                                       2014        2013
                                                    ----------- ----------
                                                        (in thousands)
     Fixed maturity securities, available-for-sale  $     4,269 $    3,936
                                                    ----------- ----------
     Total securities pledged                       $     4,269 $    3,936
                                                    =========== ==========

As of December 31, 2014 and 2013, the carrying amount of the associated liabilities supported by the pledged collateral was $4.5 million and $4.1 million, respectively, which was "Cash collateral for loaned securities".

In the normal course of business activities, the Company accepts collateral that can be sold or repledged. The primary sources of this collateral are securities purchased under agreements to resell. The fair value of this collateral was $38 million and $0 at December 31, 2014 and 2013, respectively, all of which had either been sold or repledged.

Fixed maturities of $0.6 million at December 31, 2014 and 2013, were on deposit with governmental authorities or trustees as required by certain insurance laws.

4.  DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs for the years ended December 31, are as follows:

                                                                               2014           2013          2012
                                                                          --------------- ------------- ------------
                                                                                        (in thousands)
Balance, beginning of year                                                $       439,315 $     327,832 $    262,895
Capitalization of commissions, sales and issue expenses                            60,207        53,901       90,828
Amortization- Impact of assumption and experience unlocking and true-ups           23,034      (15,114)        1,044
Amortization- All other                                                          (60,726)        59,295      (8,189)
Change in unrealized investment gains and losses                                  (4,410)        13,402        4,870
Ceded DAC upon Coinsurance Treaty with PAR U (See Note 12)                              -             -     (23,616)
                                                                          --------------- ------------- ------------
Balance, end of year                                                      $       457,420 $     439,315 $    327,832
                                                                          =============== ============= ============

Deferred acquisition costs include reductions in capitalization and amortization related to reinsurance expense allowances resulting from the coinsurance treaties with PARCC, PAR Term, Term Re, and PAR U, as well as reductions for the initial balance transferred to PAR U at inception of the coinsurance agreement (see Note 12).

Ceded capitalization was $41 million, $48 million and $33 million in 2014, 2013 and 2012, respectively. Ceded amortization amounted to $28 million, $10 million and $11 million in 2014, 2013 and 2012, respectively. The ceded portion of the impact of changes in unrealized gains (losses) decreased the deferred acquisition cost asset $20 million in 2013 and increased the deferred acquisition cost asset $10 million and $24 million in 2014 and in 2012 respectively.

5.  POLICYHOLDERS' LIABILITIES

Future Policy Benefits

Future policy benefits at December 31 are as follows:

                                                 2014         2013
                                             ------------ ------------
                                                   (in thousands)
        Life insurance                       $    889,556 $    793,841
        Individual annuities                       20,220       13,642
        Policy claims and other liabilities       432,335      (34,946)
                                             ------------ ------------
        Total future policy benefits         $  1,342,111 $    772,537
                                             ============ ============

Life insurance liabilities include reserves for death benefits and other policy benefits. Individual annuity liabilities include reserves for annuities that are in payout status.

Future policy benefits for life insurance are generally equal to the present value of future benefit payments and related expenses, less the present value of future net premiums. Assumptions as to mortality, morbidity and persistency are based on the Company's experience, industry data, and/or other factors, when the basis of the reserve is established. Interest rates used in the determination of the present values range from 2.5% to 7.0%.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Future policy benefits for individual and group annuities and supplementary contracts are generally equal to the present value of expected future payments. Assumptions as to mortality are based on the Company's experience, industry data, and/or other factors when the basis of the reserve is established. The interest rates used in the determination of the present value range from 0.0% to 7.3%.

The Company's future policy benefits for other contract liabilities are primarily guaranteed benefit liabilities related to certain nontraditional long-duration life and annuity contracts accounted for as embedded derivatives. The interest rates used in the determination of the present values range from 0.4% to 4.0%. See Note 6 for additional information regarding liabilities for guaranteed benefits related to certain nontraditional long-duration contracts.

Policyholders' Account Balances

Policyholders' account balances at December 31 are as follows:

                                                  2014           2013
                                             -------------- --------------
                                                    (in thousands)
      Interest-sensitive life contracts      $    1,090,721 $    1,021,733
      Individual annuities                          222,252        184,067
      Guaranteed interest accounts                   32,217         33,691
      Other                                         130,613        121,173
                                             -------------- --------------
      Total policyholders' account balances  $    1,475,803 $    1,360,664
                                             ============== ==============

Policyholders' account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders' account balances also include provisions for benefits under non-life contingent payout annuities. Interest crediting rates for interest-sensitive contracts range from 0.4% to 4.5%. Interest crediting rates for individual annuities range from 0.0% to 4.9%. Interest crediting rates for guaranteed interest accounts range from 1.0% to 5.3%. Interest crediting rates range from 0.5% to 3.9% for other.

6.  CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

The Company issues traditional variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"). In certain of these variable annuity contracts, the Company also contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"), and/or (2) the highest contract value on a specified date adjusted for any withdrawals ("contract value"). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company also issues annuity contracts with market value adjusted investment options ("MVAs"), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a "market adjusted value" if surrendered prior to maturity or if funds are allocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The Company also issues fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit.

In addition, the Company issues certain variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse ("no lapse guarantee"). Variable life and variable universal life contracts are offered with general and separate account options similar to variable annuities.

The assets supporting the variable portion of both traditional variable annuities and certain variable contracts with guarantees are carried at fair value and reported as "Separate account assets" with an equivalent amount reported as "Separate account liabilities." Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in "Policy charges and fee income" and changes in liabilities for minimum guarantees are generally included in "Policyholders' benefits."

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, benefit utilization, timing of annuitization, contract lapses and contractholder mortality.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility or contractholder behavior used in the original pricing of these products.

The Company's contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within "Future policy benefits and other policyholder liabilities". As of December 31, 2014 and 2013, the Company had the following guarantees associated with these contracts, by product and guarantee type:

                                                 December 31, 2014                  December 31, 2013
                                         ---------------------------------- ----------------------------------
                                         In the Event of At Annuitization / In the Event of At Annuitization /
                                              Death       Accumulation (1)       Death       Accumulation (1)
                                         --------------- ------------------ --------------- ------------------
                                                                    (in thousands)
Variable Annuity Contracts
Return of Net Deposits
Account value                            $    6,546,610    $          N/A   $    5,734,942    $          N/A
Net amount at risk                       $        2,887    $          N/A   $        3,592    $          N/A
Average attained age of contractholders              62               N/A               61               N/A
Minimum return or contract value
Account value                            $    2,020,664    $    7,837,167   $    1,933,573    $    6,958,377
Net amount at risk                       $       10,123    $      100,125   $        6,983    $       84,150
Average attained age of contractholders              65                62               64                61
Average period remaining until earliest
 expected annuitization                             N/A        0.02 years              N/A        0.07 years

(1)Includes income and withdrawal benefits as described herein

                                           December 31, 2014 December 31, 2013
                                           ----------------- -----------------
                                                  In the Event of Death
                                           -----------------------------------
                                                     (in thousands)
  Variable Life, Variable Universal Life
   and Universal Life Contracts
  No Lapse Guarantees
  Separate account value                    $      726,853    $      710,080
  General account value                     $      440,913    $      383,074
  Net amount at risk                        $    9,970,707    $    8,551,482
  Average attained age of contractholders         52 years          52 years

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                           December 31, 2014 December 31, 2013
                                           ----------------- -----------------
                                                     (in thousands)
  Equity funds                              $    5,120,921    $    4,604,397
  Bond funds                                     2,836,575         2,630,424
  Money market funds                               402,526           263,476
                                            --------------    --------------
   Total                                    $    8,360,022    $    7,498,297
                                            ==============    ==============

In addition to the above mentioned amounts invested in separate account investment options, $207.3 million and $170.2 million of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA feature were invested in general account investment options in 2014 and 2013, respectively. For the years ended December 31, 2014, 2013 and 2012 there were no transfers of assets, other than cash, from the general account to any separate account, and accordingly no gains or losses recorded.

Liabilities for Guarantee Benefits

The table below summarizes the changes in general account liabilities for guarantees on variable contracts. The liabilities for guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB") are included in "Future policy benefits and other policyholder liabilities" and the related changes in the liabilities are included in "Future policy benefits and other policyholder liabilities". Guaranteed minimum income and withdrawal benefits ("GMIWB"), guaranteed minimum withdrawal benefits ("GMWB") and guaranteed minimum accumulation benefits ("GMAB") features are accounted for as bifurcated embedded derivatives and are recorded at fair value within "Future policy benefits and other policyholder liabilities". Changes in the fair value of these derivatives, including changes in the Company's own risk of non-performance, along with any fees attributed or payments made relating to the derivative, are recorded in "Realized investment gains (losses), net." See
Note 9 for additional information regarding the methodology used in determining the fair value of these embedded derivatives.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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                                                                                           GMWB/GMIWB/G
                                                  GMDB                        GMIB             MAB              Total
                                    ---------------------------------   --------------------------------- ------------------
                                                     Variable Life,
                                                   Variable Universal
                                       Variable     Life & Universal
                                       Annuity            Life                  Variable Annuity
                                    -------------- ------------------   ---------------------------------

                                                                         (in thousands)
Balances as of December 31, 2011    $        1,405  $          24,439   $          1,554 $         76,996 $          104,394
  Incurred guarantee benefits (1)            1,566              8,864                736           39,676             50,842
  Paid guarantee benefits                    (360)              (224)                  -                -              (584)
                                    -------------- ------------------   ---------------- ---------------- ------------------

Balance as of December 31, 2012     $        2,611  $          33,079   $          2,290 $        116,672 $          154,652
  Incurred guarantee benefits (1)              116              6,802            (1,277)        (154,862)          (149,221)
  Paid guarantee benefits                    (147)                  -               (52)                -              (199)
  Other                                        109              2,574                 12                -              2,695
                                    --------------  -----------------   ---------------- ---------------- ------------------
  Balance as of December 31, 2013   $        2,689  $          42,455   $            973 $       (38,190) $            7,927
  Incurred guarantee benefits (1)            5,428             20,545                915          467,026            493,914
  Paid guarantee benefits                    (264)            (1,050)                  -                -            (1,314)
  Other                                        141              7,262                  6                -              7,409
                                    --------------  -----------------   ---------------- ---------------- ------------------

Balance as of December 31, 2014     $        7,994  $          69,212   $          1,894 $        428,836 $          507,936
                                    ============== ==================   ================ ================ ==================

(1)Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features accounted for as embedded derivatives.

The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the excess death benefits. The GMIB liability associated with variable annuities is determined each period by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the excess income benefits. The portion of assessments used is chosen such that, at issue the present value of expected death benefits or expected income benefits in excess of the projected account balance and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances, with an associated charge or credit to earnings, if actual experience or other evidence suggests that earlier estimates should be revised.

The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company's GMAB features are the guaranteed return option ("GRO") features, which includes an asset transfer feature that reduces the Company's exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

The GMWB features provide the contractholder with access to a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, adjusted for cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The contractholder accesses the guaranteed remaining balance through payments over time, subject to maximum annual limits. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a "withdrawal" option or an "income" option. The withdrawal option (which was available under only one of the GMIWBs and is no longer offered) guarantees that a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company's GMIWBs) in general guarantees the contractholder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. The GMIWB can be elected by the contractholder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an asset transfer feature that reduces the Company's exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Sales Inducements

The Company generally defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. These deferred sales inducements are included in "Deferred Sales Inducements" in the Company's Statements of Financial Position. The Company offered various types of sales inducements, including: (1) a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's initial deposit and (2) additional credits after a certain number of years a contract is held. Changes in deferred sales inducements, reported as "Interest credited to policyholders' account balances," are as follows:

                                                                              2014          2013          2012
                                                                          -----------------------------------------

                                                                                       (in thousands)

Balance, beginning of year                                                $      88,350 $      70,728 $      48,101
Capitalization                                                                      842         1,793        19,219
Amortization- Impact of assumption and experience unlocking and true-ups          3,108         1,799         4,488
Amortization- All other                                                        (15,733)        13,501         (956)
Change in unrealized investment gains (losses)                                     (33)           529         (124)
                                                                          ------------- ------------- -------------
Balance, end of year                                                      $      76,534 $      88,350 $      70,728
                                                                          ============= ============= =============

7.   STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.

Statutory net income (loss) of the Company amounted to $60 million, $81 million and $66 million for the years ended December 31, 2014, 2013 and 2012, respectively. Statutory surplus of the Company amounted to $352 million and $380 million at December 31, 2014 and 2013, respectively.

The Company does not utilize prescribed or permitted practices that vary materially from the statutory accounting practices prescribed by the National Association of Insurance Commissioners ("NAIC"). Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis.

The Company is subject to New Jersey law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the New Jersey Department of Banking and Insurance. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the greater of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, there is a capacity to pay a dividend of $60 million in 2015 without prior approval. The Company paid dividends to the parent company of $80 million and $155 million in 2014 and 2013 respectively. The Company did not pay a dividend 2012.

8.   INCOME TAXES

The components of income tax expense (benefit) for the years ended December 31, were as follows:

                                                                  2014            2013            2012
                                                             --------------- --------------- ---------------

                                                                             (in thousands)
Current tax expense (benefit):
  U.S.                                                       $        21,129 $        33,370 $        64,255
                                                             --------------- --------------- ---------------
  Total                                                               21,129          33,370          64,255
                                                             --------------- --------------- ---------------

Deferred tax expense (benefit):
  U.S.                                                              (31,353)          31,996        (25,049)
                                                             --------------- --------------- ---------------
  Total                                                             (31,353)          31,996        (25,049)
                                                             --------------- --------------- ---------------

Total income tax expense on continuing operations                   (10,224)          65,366          39,206
Income tax expense (benefit) reported in equity related to:
  Other comprehensive income (loss)                                    8,958        (16,342)             177
  Additional paid-in capital                                           (177)              53           1,680
                                                             --------------- --------------- ---------------
Total income tax expense (benefit) on continuing operations  $       (1,443) $        49,077 $        41,063
                                                             =============== =============== ===============

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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The Company's actual income tax expense for the years ended December 31 differs from the expected amount computed by applying the statutory federal income tax rate of 35% to income from continuing operations before income taxes and cumulative effect of accounting change for the following reasons:

                                                                              2014           2013            2012
                                                                         ----------------------------------------------

                                                                                         (in thousands)

Expected federal income tax expense (benefit)                            $        6,314 $        80,923 $        50,144
Non-taxable investment income                                                  (13,891)        (13,840)         (9,794)
Tax credits                                                                     (2,884)         (1,789)         (1,249)
Other                                                                               237              72             105
                                                                         -------------- --------------- ---------------
Total income tax expense (benefit) on income from continuing operations  $     (10,224) $        65,366 $        39,206
                                                                         ============== =============== ===============

The dividends received deduction ("DRD") reduces the amount of dividend income subject to U.S. tax and is the primary component of the non-taxable investment income shown in the table above, and, as such, is a significant component of the difference between the Company's effective tax rate and the federal statutory tax rate of 35%. The DRD for the current period was estimated using information from 2013 and current year results, and was adjusted to take into account the current year's equity market performance. The actual current year DRD can vary from the estimate based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from mutual fund investments, changes in the account balances of variable life and annuity contracts, and the Company's taxable income before the DRD.

In August 2007, the Internal Revenue Service ("IRS") released Revenue Ruling 2007-54, which included, among other items, guidance on the methodology to be followed in calculating the DRD related to variable life insurance and annuity contracts. In September 2007, the IRS released Revenue Ruling 2007-61. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 and informed taxpayers that the U.S. Treasury Department and the IRS intend to address through new guidance the issues considered in Revenue Ruling 2007-54, including the methodology to be followed in determining the DRD related to variable life insurance and annuity contracts. In May 2010, the IRS issued an Industry Director Directive ("IDD") confirming that the methodology for calculating the DRD set forth in Revenue Ruling 2007-54 should not be followed. The IDD also confirmed that the IRS guidance issued before Revenue Ruling 2007-54, which guidance the Company relied upon in calculating its DRD, should be used to determine the DRD. In February 2014, the IRS released Revenue Ruling 2014-7, which modified and superseded Revenue Ruling 2007-54, by removing the provisions of Revenue Ruling 2007-54 related to the methodology to be followed in calculating the DRD and obsoleting Revenue Ruling 2007-61. These activities had no impact on the Company's 2012, 2013 or 2014 results. However, there remains the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, the issues related to the calculation of the DRD. For the last several years, the revenue proposals included in the Obama Administration's budgets included a proposal that would change the method used to determine the amount of the DRD. A change in the DRD, including the possible retroactive or prospective elimination of this deduction through guidance or legislation, could increase actual tax expense and reduce the Company's consolidated net income.

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                                2014              2013
                                          -----------------------------------

                                                    (in thousands)
   Deferred tax assets
     Insurance reserves                   $        152,757  $        120,815
     Other                                               -                 -
                                          ----------------  ----------------
     Deferred tax assets                  $        152,757  $        120,815
                                          ================  ================

   Deferred tax liabilities
     Deferred policy acquisition costs    $        107,495  $        106,577
     Deferred sales inducements                     26,787            30,923
     Net unrealized gains on securities             22,200            13,743
     Investments                                     6,884             3,382
     Other                                           1,161               531
                                          ----------------  ----------------
     Deferred tax liabilities             $        164,527  $        155,156
                                          ----------------  ----------------
   Net deferred tax asset (liability)     $        (11,770) $        (34,341)
                                          ================  ================

The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal;
(4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards;
(5) the length of time that carryovers can be utilized in

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------

the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The company had no valuation allowance as of December 31, 2014, and 2013.

Management believes that based on its historical pattern of taxable income, the Company will produce sufficient income in the future to realize its deferred tax assets. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of deferred tax asset that is realizable.

The Company's income (loss) from continuing operations before income taxes includes income from domestic operations of $18 million, $231 million and $143 million, and no income from foreign operations for the years ended December 31, 2014, 2013 and 2012, respectively.

The Company's liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the Internal Revenue Service ("IRS") or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes.

The Company's unrecognized tax benefits for the years ended December 31 are as follows:

                                                                                            2014     2013      2012
                                                                                          -------- -------- ----------
                                                                                                 (in thousands)
Balance at January 1,                                                                     $      - $      - $      113
Increases in unrecognized tax benefits - prior years                                             -        -          -
(Decreases) in unrecognized tax benefits- prior years                                            -        -          -
Increases in unrecognized tax benefits - current year                                            -        -          -
(Decreases) in unrecognized tax benefits- current year                                           -        -          -
Settlement with taxing authorities                                                               -        -      (113)
                                                                                          ----------------------------
Balance at December 31,                                                                   $      - $      - $        -
                                                                                          ============================

Unrecognized tax benefits that, if recognized, would favorably impact the effective rate         -        -          -
                                                                                          ============================

The Company does not anticipate any significant changes within the next 12 months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.

The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit). In December 31, 2014 and 2013, the Company recognized nothing in the statement of operations and recognized no liabilities in the statement of financial position for tax-related interest and penalties.

Listed below are the tax years that remain subject to examination by major tax jurisdiction, at December 31, 2014:

                     Major Tax Jurisdiction    Open Tax Years
                   ------------------------  ----------------
                        United States          2007 - 2014

For tax years 2007 through 2015, the Company is participating in the IRS's Compliance Assurance Program ("CAP"). Under CAP, the IRS assigns an examination team to review completed transactions as they occur in order to reach agreement with the Company on how they should be reported in the relevant tax returns. If disagreements arise, accelerated resolutions programs are available to resolve the disagreements in a timely manner before the tax returns are filed.

9.  FAIR VALUE OF ASSETS AND LIABILITIES

Fair Value Measurement - Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company's Level 1 assets and liabilities primarily include certain cash equivalents and short term investments.

Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company's Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not actively trade and are priced based on a net asset value), certain short-term investments and certain cash equivalents, and certain over-the-counter derivatives.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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Level 3 - Fair value is based on at least one or more significant unobservable inputs for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company's Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced public equity securities and fixed maturities, certain highly structured over-the-counter derivative contracts, certain real estate funds for which the Company is the general partner, and embedded derivatives resulting from certain products with guaranteed benefits.

Assets and Liabilities by Hierarchy Level - The tables below present the balances of assets and liabilities reported at fair value on a recurring basis, as of the dates indicated.

                                                            As of December 31, 2014
                               --------------------------------------------------------------------------------

                                  Level 1        Level 2          Level 3       Netting (1)         Total
                               ------------- ---------------- --------------  --------------  -----------------

                                                                (in thousands)
Fixed maturities, available
 for sale:
U.S. Treasury securities and
 obligations of U.S.
 government authorities and
 agencies                      $           - $         27,581 $            -  $            -  $          27,581
Obligations of U.S. states
 and their political
 subdivisions                              -           41,189              -               -             41,189
Foreign government bonds                   -            6,493              -               -              6,493
Corporate securities                       -          745,717         10,796               -            756,513
Asset-backed securities                    -           29,120         10,092               -             39,212
Commercial mortgage-backed
 securities                                -           78,084              -               -             78,084
Residential mortgage-backed
 securities                                -           24,411              -               -             24,411
                               ------------- ---------------- --------------  --------------  -----------------
Sub-total                                  -          952,595         20,888               -            973,483
Trading account assets:
Corporate securities                       -            9,679              -               -              9,679
                               ------------- ---------------- --------------  --------------  -----------------
 Sub-total                                 -            9,679              -               -              9,679
Equity securities, available
 for sale                                  -            8,203             92               -              8,295
Short-term investments                   470           14,999              -               -             15,469
Cash equivalents                      40,000           21,259              -               -             61,259
Other long-term investments                -            8,753            253          (1,424)             7,582
Reinsurance recoverables                   -                -        339,982               -            339,982
Receivables from parents and
 affiliates                                -           10,013          4,594               -             14,607
                               ------------- ---------------- --------------  --------------  -----------------
Sub-total excluding separate
 account assets                       40,470        1,025,501        365,809          (1,424)         1,430,356
Separate account assets (2)                -       11,370,061          6,879               -         11,376,940
                               ------------- ---------------- --------------  --------------  -----------------
 Total assets                  $      40,470 $     12,395,562 $      372,688  $      (1,424)  $      12,807,296
                               ============= ================ ==============  ==============  =================
Future policy benefits (4)                 -                -        428,837               -            428,837
Payables to parent and
 affiliates                                -            1,424              -          (1,424)                 -
                               ------------- ---------------- --------------  --------------  -----------------
Total liabilities              $           - $          1,424 $      428,837  $       (1,424) $         428,837
                               ============= ================ ==============  ==============  =================

                                                            As of December 31, 2013
                               --------------------------------------------------------------------------------

                                  Level 1        Level 2          Level 3       Netting (1)         Total
                               ------------- ---------------- --------------  --------------  -----------------

                                                                (in thousands)
Fixed maturities, available
 for sale:
U.S. Treasury securities and
 obligations of U.S.
 government authorities and
 agencies                      $           - $         27,781 $            -  $            -  $          27,781
Obligations of U.S. states
 and their political
 subdivisions                              -            4,681              -               -              4,681
Foreign government bonds                   -           12,358              -               -             12,358
Corporate securities                       -          730,248          4,362               -            734,610
Asset-backed securities                    -           35,155         16,023               -             51,178
Commercial mortgage-backed
 securities                                -           66,839              -               -             66,839
Residential mortgage-backed
 securities                                -           29,894              -               -             29,894
                               ------------- ---------------- --------------  --------------  -----------------
 Sub-total                                 -          906,956         20,385               -            927,341
Equity securities, available
 for sale                                  -               37             79               -                116
Short-term investments                   182            4,998              -               -              5,180
Cash equivalents                           -           13,999              -               -             13,999
Other long-term investments                -            5,124              -          (5,124)                 -
Receivables from parents and
 affiliates                                -           30,581          3,138               -             33,719
                               ------------- ---------------- --------------  --------------  -----------------
 Sub-total excluding separate
   account assets                        182          961,695         23,602          (5,124)           980,355
Separate account assets (2)           60,601       10,168,133          6,692               -         10,235,426
                               ------------- ---------------- --------------  --------------  -----------------
 Total assets                  $      60,783 $     11,129,828 $       30,294  $       (5,124) $      11,215,781
                               ============= ================ ==============  ==============  =================
Future policy benefits (4)                 -                -        (38,190)              -            (38,190)
Payables to parent and
 affiliates                                -            5,125              -          (5,124)                 1
Other liabilities (3)                      -                -         43,340                             43,340
                               ------------- ---------------- --------------  --------------  -----------------
 Total liabilities             $           - $          5,125 $        5,150  $       (5,124) $           5,151
                               ============= ================ ==============  ==============  =================

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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(1)"Netting" amounts represent the impact of offsetting asset and liability positions held within the same counterparty, subject to master netting arrangements.
(2)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account assets classified as Level 3 consist primarily of real estate and real estate investment funds. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Statements of Financial Position.
(3)Reinsurance of variable annuity living benefit features that were classified as "Other Liabilities" at December 31, 2013 were reclassified to "Reinsurance Recoverables" in 2014 as they were no longer in a net asset position.
(4)For the year ended December 31, 2014, the net embedded derivative liability position of $429 million includes $62 million of embedded derivatives in an asset position and $491 million of embedded derivatives in a liability position. For the year ended December 31, 2013, the net embedded derivative asset position of $38 million includes $109 million of embedded derivatives in an asset position and $71 million of embedded derivatives in a liability position.

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.

Fixed Maturity Securities - The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, prepayment speeds, and default rates. If the pricing information received from third party pricing services is deemed not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.

Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information with an internally-developed valuation. As of December 31, 2014 and 2013, overrides on a net basis were not material. Pricing service overrides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.

The Company conducts several specific price monitoring activities. Daily analyses identify price changes over pre-determined thresholds defined at the financial instrument level. Various pricing integrity reports are reviewed on a daily and monthly basis to determine if pricing is reflective of market activity or if it would warrant any adjustments. Other procedures performed include, but are not limited to, reviews of third-party pricing services methodologies, reviews of pricing trends, and back testing.

The fair value of private fixed maturities, which are comprised of investments in private placement securities, originated by internal private asset managers, are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including observed prices and spreads for similar publicly traded or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company's own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made.

Trading Account Assets - Trading account assets consist of corporate securities, whose fair values are determined consistent with similar instruments described above under "Fixed maturity Securities" and below under "Equity Securities."

Equity Securities - Equity securities consist principally of investments in common and preferred stock of publicly traded companies, perpetual preferred stock, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation--models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy. The fair values of perpetual preferred stock are based on inputs obtained from independent pricing services that are primarily based on indicative broker quotes. As a result, the fair values of perpetual preferred stock are classified as Level 3.

Derivative Instruments - Derivatives are recorded at fair value either as assets, within "Other long-term investments," or as liabilities, within "Payables to parent and affiliates," except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, non-performance risk ("NPR"), liquidity and other factors.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


The majority of the Company's derivative positions are traded in the OTC derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company's policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate, cross currency swaps, currency forward contracts and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models' key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, NPR, volatility and other factors.

The Company's cleared interest rate swaps and credit derivatives linked to an index are valued using models that utilize actively quoted or observable market inputs, including Overnight Indexed Swap discount rates, obtained from external market data providers, third-party pricing vendors and/or recent trading activity. These derivatives are classified as Level 2 in the fair value hierarchy.

To reflect the market's perception of its own and the counterparty's NPR, the Company incorporates additional spreads over LIBOR into the discount rate used in determining the fair value of OTC derivative assets and liabilities that are not otherwise collateralized.

Derivatives classified as Level 3 include structured products. These derivatives are valued based upon models, such as Monte Carlo simulation models and other techniques that utilize significant unobservable inputs. Level 3 methodologies are validated through periodic comparison of the Company's fair values to external broker-dealer values. As of December 31, 2014 and 2013 all derivatives were classified within Level 2. See Note 10 for more details on the fair value of derivative instruments by primary underlying.

Cash Equivalents and Short-Term Investments - Cash equivalents and short-term investments include money market instruments, and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs and, these investments have primarily been classified within Level 2.

Separate Account Assets - Separate account assets include fixed maturity securities, treasuries, equity securities, mutual funds, and real estate investments for which values are determined consistent with similar instruments described above under "Fixed Maturity Securities," "Equity Securities" and "Other Long-Term Investments."

Receivables from Parent and Affiliates - Receivables from parent and affiliates carried at fair value include affiliated bonds within the Company's legal entity whose fair value are determined consistent with similar securities described above under "Fixed Maturity Securities" managed by affiliated asset managers.

Reinsurance Recoverables - Reinsurance recoverables carried at fair value include the reinsurance of the Company's living benefit guarantees on certain variable annuity contracts. These guarantees are accounted for as embedded derivatives and are recorded in "Reinsurance Recoverables" or "Other Liabilities" when fair value is in an asset or liability position, respectively. The methods and assumption used to estimate the fair value are consistent with those described below in "Future Policy Benefits." The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the living benefit guarantee.

Future Policy Benefits - The liability for future policy benefits is related to guarantees primarily associated with the optional living benefit features of certain variable annuity contracts, including GMAB, GMWB and GMIWB, accounted for as embedded derivatives. The fair values of the GMAB, GMWB, and GMIWB liabilities are calculated as the present value of future expected benefit payments to contractholders less the present value of assessed rider fees attributable to the optional living benefit feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management judgment.

The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, the Company's market-perceived NPR, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates, and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.

Capital market inputs and actual policyholders' account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets, and volatility. In the risk neutral valuation, the initial swap curve drives the total return used to grow the policyholders' account values. The Company's discount rate assumption is based on the LIBOR swap curve adjusted for an additional spread relative to LIBOR to reflect NPR.

Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data. These assumptions are generally updated annually unless a material change that the Company feels is indicative of a long term trend is observed in an interim period.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Transfers between Levels 1 and 2 - Overall, transfers between levels are made to reflect changes in observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the quarter in which the transfers occur. Periodically there are transfers between Level 1 and Level 2 for assets held in the Company's Separate Account. During the year ended December 31, 2014, $58 million was transferred from Level 1 to Level 2. During the year ended December 31, 2013, $32 million was transferred from Level 1 to Level 2.

Level 3 Assets and Liabilities by Price Source - The tables below present the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources.

                                                         As of December 31, 2014
                                               -------------------------------------------
                                                Internal (1)    External (2)     Total
                                               -------------  -------------- -------------
                                                              (in thousands)
Corporate securities                           $      10,258   $        538  $      10,796
Asset-backed securities                                  101          9,991         10,092
Equity securities                                         92              -             92
Other long-term investments                                -            253            253
Reinsurance recoverables                             339,982              -        339,982
Receivables from parents and affiliates                    -          4,594          4,594
                                               -------------   ------------  -------------
  Subtotal excluding separate account assets         350,433         15,376        365,809
Separate account assets                                6,879              -          6,879
                                               -------------   ------------  -------------
  Total assets                                 $     357,312   $     15,376  $     372,688
                                               =============   ============  =============
Future policy benefits                         $     428,837   $          -  $     428,837
                                               -------------   ------------  -------------
  Total liabilities                            $     428,837   $          -  $     428,837
                                               =============   ============  =============

                                                         As of December 31, 2013
                                               -------------------------------------------
                                                Internal (1)    External (2)     Total
                                               -------------  -------------- -------------
                                                              (in thousands)
Corporate securities                           $       4,362   $          -  $       4,362
Asset-backed securities                                   50         15,973         16,023
Equity securities                                         79              -             79
Receivables from parents and affiliates                    -          3,138          3,138
                                               -------------   ------------  -------------
  Subtotal excluding separate account assets           4,491         19,111         23,602
Separate account assets                                6,692              -          6,692
                                               -------------   ------------  -------------
  Total assets                                 $      11,183   $     19,111  $      30,294
                                               =============   ============  =============
Future policy benefits                         $     (38,190)  $          -  $     (38,190)
Other liabilities                                     43,340              -         43,340
                                               -------------   ------------  -------------
  Total liabilities                            $       5,150   $          -  $       5,150
                                               =============   ============  =============

(1)Represents valuations reflecting both internally-derived and market inputs. See below for additional information related to internally-developed valuation for significant items in the above table.
(2)Represents unadjusted prices from independent pricing services and independent indicative broker quotes where pricing inputs are not readily available.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities - The tables below present quantitative information on significant internally-priced Level 3 assets and liabilities (see narrative below for quantitative information for separate account assets).

                                                      As of December 31, 2014
              ------------------------------------------------------------------------------------------------------------------
                                                                                                               Impact of Increase
                                                                                                      Weighted  in Input on Fair
               Fair Value    Valuation Techniques        Unobservable Inputs      Minimum   Maximum   Average      Value (1)
              ------------ ----------------------      ------------------------   -------   -------   -------- ------------------
                                                           (in thousands)
Assets:
Corporate
 securities   $     10,258 Discounted cash flow       Discount rate               10.47%    10.55%     10.48%       Decrease

 Reinsurance
 recoverables $    339,982 Fair values are determined in the same manner as future policy benefits.
---------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Future
 policy
 benefits(3)  $    428,837 Discounted cash flow       Lapse rate (4)                  0%       14%                  Decrease
                                                      NPR spread (5)                  0%     1.30%                  Decrease
                                                      Utilization rate (6)           63%       96%                  Increase
                                                      Withdrawal rate (7)            74%      100%                  Increase
                                                      Mortality rate (8)              0%       14%                  Decrease
                                                      Equity Volatility curve        17%       28%                  Increase
---------------------------------------------------------------------------------------------------------------------------------

                                                      As of December 31, 2013
              ------------------------------------------------------------------------------------------------------------------
                                                                                                               Impact of Increase
                                                                                                      Weighted  in Input on Fair
               Fair Value    Valuation Techniques        Unobservable Inputs      Minimum   Maximum   Average      Value (1)
              ------------ ----------------------      ------------------------   -------   -------   -------- ------------------
                                                           (in thousands)
Assets:
Corporate
 securities   $      4,362 Discounted cash flow       Discount rate                11.0%     11.0%     11.00%       Decrease
                           Market comparables         EBITDA multiples (2)          6.0X      7.0X     6.09X        Increase
---------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Future
 policy
 benefits(3)  $   (38,190) Discounted cash flow       Lapse rate (4)                  0%       11%                  Decrease
                                                      NPR spread (5)               0.08%     1.09%                  Decrease
                                                      Utilization rate (6)           70%       94%                  Increase
                                                      Withdrawal rate (7)            86%      100%                  Increase
                                                      Mortality rate (8)              0%       13%                  Decrease
                                                      Equity Volatility curve        15%       28%                  Increase
---------------------------------------------------------------------------------------------------------------------------------

Other Liabilities  43,340 Represents reinsurance of variable annuity living benefits in a liability position. Fair values are determined in the same manner as future policy benefits.
------------------------------------------------------------------------------------------------------------------------------

(1)Conversely, the impact of a decrease in input would have the opposite impact for the fair value as that presented in the table.
(2)EBITDA multiples represent multiples of earnings before interest, taxes, depreciation and amortization, and are amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(3)Future policy benefits primarily represent general account liabilities for the optional living benefit features of the Company's variable annuity contracts which are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.
(4)Lapse rates are adjusted at the contract level based on the in-the-moneyness of the living benefit and reflect other factors, such as the applicability of any surrender charges. Lapse rates are reduced when contracts are more in-the-money. Lapse rates are also generally assumed to be lower for the period where surrender charges apply.
(5)To reflect NPR, the Company incorporates an additional spread over LIBOR into the discount rate used in the valuation of contracts in a liability position and generally not to those in a contra-liability position. The NPR spread reflects the financial strength ratings of the Company and its affiliates, as these are insurance liabilities and senior to debt. The additional spread over LIBOR is determined by utilizing the credit spreads associated with issuing funding agreements, adjusted for any illiquidity risk premium.
(6)The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration, and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilize the benefit. Utilization assumptions may vary by product type, tax status, and age. The impact of changes in these assumptions is highly dependent on the product type, the age of the contractholder at the time of the sale, and the timing of the first lifetime income withdrawal.

(7)The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. These assumptions may vary based on the product type, contractholder age, tax status, and withdrawal timing. The fair value of the liability will generally increase the closer the withdrawal rate is to 100%.
(8)Range reflects the mortality rate for the vast majority of business with living benefits, with policyholders ranging from 35 to 90 years old. While the majority of living benefits have a minimum age requirement, certain benefits do not have an age restriction. This results in contractholders for certain benefits with mortality rates approaching 0%. Based on historical experience, the Company applies a set of age and duration specific mortality rate adjustments compared to standard industry tables. A mortality improvement assumption is also incorporated into the overall mortality table.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Interrelationships Between Unobservable Inputs - In addition to the sensitivities of fair value measurements to changes in each unobservable input in isolation, as reflected in the table above, interrelationships between these inputs may also exist, such that a change in one unobservable input may give rise to a change in another, or multiple, inputs. Examples of such interrelationships for significant internally-priced Level 3 assets and liabilities are as follows:

Corporate Securities - The rate used to discount future cash flows reflects current risk free rates plus credit and liquidity spread requirements that market participants would use to value an asset. The discount rate may be influenced by many factors, including market cycles, expectations of default, collateral, term, and asset complexity. Each of these factors can influence discount rates, either in isolation, or in response to other factors.

Future Policy Benefits - The Company expects efficient benefit utilization and withdrawal rates to generally be correlated with lapse rates. However, behavior is generally highly dependent on the facts and circumstances surrounding the individual contractholder, such as their liquidity needs or tax situation, which could drive lapse behavior independent of other contractholder behavior assumptions. To the extent more efficient contractholder behavior results in greater in-the-moneyness at the contract level, lapse rates may decline for those contracts. Similarly, to the extent that increases in equity volatility are correlated with overall declines in the capital markets, lapse rates may decline as contracts become more in-the-money.

Separate Account Assets - In addition to the significant internally-priced Level 3 assets and liabilities presented and described above, the Company also has internally-priced separate account assets reported within Level 3. Changes in the fair value of separate account assets are borne by customers and thus are offset by changes in separate account liabilities on the Company's Statement of Financial Position. As a result, changes in value associated with these investments do not impact the Company's Statement of Operations. In addition, fees earned by the Company related to the management of most separate account assets classified as Level 3 do not change due to changes in the fair value of these investments. Quantitative information about significant internally-priced Level 3 separate account assets is as follows:

Real Estate and Other Invested Assets - Separate account assets include $6.9 and $6.7 million of investments in real estate as of December 31, 2014 and December 31, 2013, respectively, that are classified as Level 3 and reported at fair value which is determined by the Company's equity in net assets of the entities. In general, these fair value estimates of real estate are based on property appraisal reports prepared by independent real estate appraisers. Key inputs and assumptions to the appraisal process include rental income and expense amounts, related growth rates, discount rates and capitalization rates. Because of the subjective nature of inputs and the judgment involved in the appraisal process, real estate investments are typically included in the Level 3 Classification. Key unobservable inputs to real estate valuation include capitalization rates, which ranged from 5.00% to 10.00% (6.68% weighted average) as of December 31, 2014 and 5.00% to 10.00% (6.82% weighted average) as of December 31, 2013 and discount rates which ranged from 6.75% to 11.00% (7.66% weighted average) as of December 31, 2014 and 6.75% to 11.00% (7.90% weighted average) as of December 31, 2013.

Valuation Process for Fair Value Measurements Categorized within Level 3 - The Company has established an internal control infrastructure over the valuation of financial instruments that requires ongoing oversight by its various Business Groups. These management control functions are segregated from the trading and investing functions. For invested assets, the Company has established oversight teams, often in the form of Pricing Committees within each asset management group. The teams, which typically include representation from investment, accounting, operations, legal and other disciplines are responsible for overseeing and monitoring the pricing of the Company's investments and performing periodic due diligence reviews of independent pricing services. An actuarial valuation team oversees the valuation of optional living benefit features of the Company's variable annuity contracts.

The Company has also established policies and guidelines that require the establishment of valuation methodologies and consistent application of such methodologies. These policies and guidelines govern the use of inputs and price source hierarchies and provide controls around the valuation processes. These controls include appropriate review and analysis of investment prices against market activity or indicators of reasonableness, analysis of portfolio returns to corresponding benchmark returns, back-testing, review of bid/ask spreads to assess activity, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels. For optional living benefit features of the Company's variable annuity products, the actuarial valuation unit periodically performs baseline testing of contract input data and actuarial assumptions are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data. The valuation policies and guidelines are reviewed and updated as appropriate.

Within the trading and investing functions, the Company has established policies and procedures that relate to the approval of all new transaction types, transaction pricing sources and fair value hierarchy coding within the financial reporting system. For variable annuity product changes or new launches of optional living benefit features, the actuarial valuation unit validates input logic and new product features and agrees new input data directly to source documents.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Changes in Level 3 assets and liabilities - The following tables provide summaries of the changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods.

                                                                      Year Ended December 31, 2014
                                                     -----------------------------------------------------------------
                                                     Fixed Maturities - Available For Sale
                                                     ------------------------------------
                                                                                              Equity
                                                                                            Securities,   Other Long-
                                                        Corporate         Asset-Backed     Available for     term
                                                        Securities         Securities          Sale       Investments
                                                     ----------------   ----------------   ------------- -------------
                                                                             (in thousands)
Fair Value, beginning of period
 assets/(liabilities)                                 $        4,362    $        16,023    $         79  $           -
 Total gains (losses) (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses), net                      168                 58               -              -
    Asset management fees and other income                         -                  -               -             (6)
    Interest credited to policyholders' account
     balances                                                      -                  -               -              -
    Included in other comprehensive income (loss)                449                (45)             13              -
 Net investment income                                            38                 40               -              -
 Purchases                                                    11,559                  -               -             66
 Sales                                                        (5,254)                 -               -              -
 Issuances                                                         -                  -               -              -
 Settlements                                                    (193)            (5,752)              -             (2)
 Transfers into Level 3 (2)                                      537              7,938               -              -
 Transfers out of Level 3 (2)                                   (870)            (8,170)              -              -
 Other (5)                                                         -                  -               -            195
                                                      --------------    ---------------    ------------  -------------
Fair Value, end of period assets/(liabilities)        $       10,796    $        10,092    $         92  $         253
                                                      ==============    ===============    ============  =============
Unrealized gains (losses) for the period relating
 to those
 Level 3 assets that were still held at the end
   of the period (3):
   Included in earnings:
    Realized investment gains (losses), net           $            -    $             -    $          -  $           -
    Asset management fees and other income            $            -    $             -    $          -  $          (6)

                                                                      Year Ended December 31, 2014
                                                     -----------------------------------------------------------------
                                                     Receivables from                        Separate
                                                       Parents and        Reinsurance         Account    Future Policy
                                                        Affiliates      Recoverables (4)    Assets (1)     Benefits
                                                     ----------------   ----------------   ------------- -------------
                                                                             (in thousands)
Fair Value, beginning of period
 assets/(liabilities)                                 $        3,138    $       (43,340)   $      6,692  $      38,190
 Total gains (losses) (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses), net                        -            335,729               -       (409,978)
    Asset management fees and other income                         -                  -               -              -
    Interest credited to policyholders' account
     balances                                                      -                  -             187              -
    Included in other comprehensive income (loss)                (84)                 -               -              -
 Net investment income                                             -                  -               -              -
 Purchases                                                     4,000             47,593               -              -
 Sales                                                             -                  -               -              -
 Issuances                                                         -                  -               -        (57,049)
 Settlements                                                       -                  -               -              -
 Transfers into Level 3 (2)                                      992                  -               -              -
 Transfers out of Level 3 (2)                                 (3,452)                 -               -              -
                                                      --------------    ---------------    ------------  -------------
Fair Value, end of period assets/(liabilities)        $        4,594    $       339,982    $      6,879  $    (428,837)
                                                      ==============    ===============    ============  =============
Unrealized gains (losses) for the period relating
 to those
 Level 3 assets that were still held at the end
   of the period (3):
   Included in earnings:
    Realized investment gains (losses), net           $            -    $       335,135    $          -  $    (409,525)
    Asset management fees and other income            $            -    $             -    $          -  $           -
    Interest credited to policyholders' account
     balances                                         $            -    $             -    $        187  $           -

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


                                                                    Year Ended December 31, 2013
                                                --------------------------------------------------------------------
                                                Fixed Maturities Available For Sale
                                                -----------------------------------
                                                                                         Trading          Equity
                                                                                     Account Assets -   Securities,
                                                   Corporate         Asset-Backed         Equity       Available for
                                                   Securities         Securities        Securities         Sale
                                                ----------------  ------------------ ---------------- ---------------
                                                                           (in thousands)
Fair Value, beginning of period
 assets/(liabilities)                           $          6,073    $       18,301    $       1,390    $       1,067
 Total gains (losses) (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses), net                  (87)                -                -              483
    Asset management fees and other income                     -                 -              109                -
    Interest credited to policyholders'
     account balances                                          -                 -                -                -
    Included in other comprehensive income
     (loss)                                                  (95)               86                -               11
 Net investment income                                        36               244                -                -
 Purchases                                                   352            12,016                -                -
 Sales                                                        (1)                -          (1,499)          (1,482)
 Issuances                                                     -                 -                -                -
 Settlements                                                (975)           (5,109)               -                -
 Transfers into Level 3 (2)                                    -                 -                -                -
 Transfers out of Level 3 (2)                               (941)           (7,518)               -                -
 Other (4)                                                     -            (1,997)               -                -
                                                ----------------    --------------    -------------    -------------
Fair Value, end of period
 assets/(liabilities)                           $          4,362    $       16,023    $           -    $          79
                                                ================    ==============    =============    =============
Unrealized gains (losses) for the period
 relating to those
 Level 3 assets that were still held at the
   end of the period (3):
   Included in earnings:
    Realized investment gains (losses), net     $              -    $            -    $           -    $           -
    Asset management fees and other income      $              -    $            -    $          25    $           -

                                                                    Year Ended December 31, 2013
                                                --------------------------------------------------------------------
                                                Receivables from
                                                  Parents and          Separate       Future Policy        Other
                                                   Affiliates     Account Assets (1)     Benefits     Liabilities (5)
                                                ----------------  ------------------ ---------------- ---------------
                                                                           (in thousands)
Fair Value, beginning of period
 assets/(liabilities)                           $            998    $        6,201    $    (116,673)   $      85,164
 Total gains (losses) (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses), net                    -                 -          204,349         (169,386)
    Asset management fees and other income                     -                 -                -                -
    Interest credited to policyholders'
     account balances                                          -               491                -                -
   Included in other comprehensive income
    (loss)                                                    (9)                -                -                -
 Net investment income                                         -                 -                -                -
 Purchases                                                 3,648                 -                -           40,882
 Sales                                                    (2,497)                -                -                -
 Issuances                                                     -                 -          (49,486)               -
 Settlements                                                   -                 -                -                -
 Transfers into Level 3 (2)                                    -                 -                -                -
 Transfers out of Level 3 (2)                               (999)                -                -                -
 Other (4)                                                 1,997                 -                -                -
                                                ----------------    --------------    -------------    -------------
Fair Value, end of period
 assets/(liabilities)                           $          3,138    $        6,692    $      38,190    $     (43,340)
                                                ================    ==============    =============    =============
Unrealized gains (losses) for the period
 relating to those
 Level 3 assets that were still held at the
   end of the period (3):
   Included in earnings:
    Realized investment gains (losses), net     $              -    $            -    $     202,622    $    (168,474)
    Asset management fees and other income      $              -    $            -    $           -    $           -
    Interest credited to policyholders'
     account balances                           $              -    $          491    $           -    $           -

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


                                                             Year Ended December 31, 2012
                                      -------------------------------------------------------------------------
                                         Fixed Maturities Available For Sale
                                      -----------------------------------------
                                                                    Commercial       Trading         Equity
                                                                    mortgage-    Account Assets -  Securties,
                                       Corporate     Asset-Backed     backed          Equity      available for
                                       Securities     Securities    securities      Securities        sale
                                      ------------  -------------  ------------  ---------------- -------------
                                                                    (in thousands)
Fair Value, beginning of period
 assets/(liabilities)                 $      1,755  $      18,627  $          -    $      1,569   $       1,144
 Total gains (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains
     (losses), net                            (468)            76             -               -            (122)
    Asset management fees and
     other income                                -              -             -            (179)              -
   Included in other comprehensive
    income (loss)                              116            355          (128)              -              45
 Net investment income                           8            337             1               -               -
 Purchases                                   4,704          5,302             -               -               -
 Sales                                         (30)             -             -               -               -
 Settlements                                (1,814)        (6,142)       (2,496)              -               -
 Transfers into Level 3 (2)                  4,826            200         2,623               -               -
 Transfers out of Level 3 (2)               (3,024)          (454)            -               -               -
                                      ------------  -------------  ------------    ------------   -------------
Fair Value, end of period
 assets/(liabilities)                 $      6,073  $      18,301  $          -    $      1,390   $       1,067
                                      ============  =============  ============    ============   =============
Unrealized gains (losses) for the
 period relating to those
 Level 3 assets that were still
   held at the end of the period
   (3):
   Included in earnings:
    Realized investment gains
     (losses), net                    $          -  $           -  $          -    $          -   $           -
    Asset management fees and
     other income                     $          -  $           -  $          -    $       (179)  $           -
    Interest credited to
     policyholders' account
     balances                         $          -  $           -  $          -    $          -   $           -

                                                                Year Ended December 31, 2012
                                           ---------------------------------------------------------------------
                                           Other Long-                  Receivables     Separate
                                              Term      Reinsurance     from Parents    Account    Future Policy
                                           Investments  Recoverables   and Affiliates  Assets (1)    Benefits
                                           ----------- --------------- -------------- ------------ -------------
                                                                       (in thousands)
Fair Value, beginning of period
 assets/(liabilities)                       $      18  $        53,677 $           -  $      5,995 $    (76,996)
 Total gains (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses),
     net                                          (18)           1,491             -             -        (1,562)
    Asset management fees and other
     income                                         -                -             -             -             -
    Interest credited to policyholders'
     account balances                               -                -             -           206             -
   Included in other comprehensive
    income (loss)                                   -                -            (2)            -             -
 Net investment income                              -                -             -             -             -
 Purchases                                          -           29,997         1,000             -             -
 Sales                                              -                -             -             -             -
 Issuances                                          -                -             -             -       (38,115)
 Settlements                                        -                -             -             -             -
 Foreign currency translation                       -                -             -             -             -
 Transfers into Level 3 (2)                         -                -             -             -             -
 Transfers out of Level 3 (2)                       -                -             -             -             -
 Other (4)                                          -                -             -             -             -
                                            ---------  --------------- -------------  ------------ -------------
Fair Value, end of period
 assets/(liabilities)                       $       -  $        85,165           998         6,201      (116,673)
                                            =========  =============== =============  ============ =============
Unrealized gains (losses) for the
 period relating to those
 Level 3 assets that were still held at
   the end of the period (3):
   Included in earnings:
    Realized investment gains (losses),
     net                                    $       -  $         2,126 $           -  $          - $      (2,670)
    Asset management fees and other
     income                                 $       -  $             - $           -  $          - $           -
    Interest credited to policyholders'
     account balances                       $       -  $             - $           -  $        206 $           -

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


(1)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Statements of Financial Position.
(2)Transfers into or out of Level 3 are reported as the value as of the beginning of the quarter in which the transfer occurs.
(3)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.
(4)Reinsurance of variable annuity living benefit features that were classified as "Other Liabilities" at 2013 and were reclassified to "Reinsurance Recoverables" at 2014 as they were in a net asset position.
(5)Other represents investment in Joint Ventures reported at fair value.

Transfers - Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company is able to validate.

Fair Value of Financial Instruments

The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. The financial instruments presented below are reported at carrying value on the Company's Statements of Financial Position; however, in some cases, as described below, the carrying amount equals or approximates fair value.

                                                                              December 31, 2014
                                                             ----------------------------------------------------
                                                                                                        Carrying
                                                                            Fair Value                 Amount (1)
                                                             ----------------------------------------- ----------
                                                             Level 1   Level 2    Level 3     Total      Total
                                                             -------- ---------- ---------- ---------- ----------
                                                                                (in thousands)
Assets:
   Commercial mortgage and other loans                       $      - $        8 $  287,293 $  287,301 $  283,057
   Policy loans                                                     -          -    182,560    182,560    182,560
   Other long term investments                                      -          -      1,278      1,278      1,128
   Cash and cash equivalents                                    1,612     38,048          -     39,660     39,660
   Accrued investment income                                        -     14,768          -     14,768     14,768
   Receivables from parents and affiliates                          -     25,148          -     25,148     25,155
   Other assets                                                     -      3,141          -      3,141      3,141
                                                             -------- ---------- ---------- ---------- ----------
    Total assets                                             $  1,612 $   81,113 $  471,131 $  553,856 $  549,469
                                                             ======== ========== ========== ========== ==========
Liabilities:
   Policyholders' account balances - investment contracts    $      - $  140,116 $   10,783 $  150,899 $  152,557
   Cash collateral for loaned securities                            -      4,455          -      4,455      4,455
   Short-term debt                                                  -     24,251          -     24,251     24,000
   Long-term debt                                                   -     97,862          -     97,862     97,000
   Payables to parent and affiliates                                -      4,244          -      4,244      4,244
   Other liabilities                                                -     34,432          -     34,432     34,432
                                                             -------- ---------- ---------- ---------- ----------
    Total liabilities                                        $      - $  305,360 $   10,783 $  316,143 $  316,688
                                                             ======== ========== ========== ========== ==========

                                                                              December 31, 2013
                                                             ----------------------------------------------------
                                                                                                        Carrying
                                                                            Fair Value                 Amount (1)
                                                             ----------------------------------------- ----------
                                                             Level 1   Level 2    Level 3     Total      Total
                                                             -------- ---------- ---------- ---------- ----------
                                                                                (in thousands)
Assets:
   Commercial mortgage and other loans                       $      - $        - $  297,317 $  297,317 $  292,532
   Policy loans                                                     -          -    176,885    176,885    176,885
   Other long term investments                                      -          -        744        744        658
   Cash and cash equivalents                                    1,091     25,551          -     26,642     26,642
   Accrued investment income                                        -     15,024          -     15,024     15,024
   Receivables from parents and affiliates                          -     23,198          -     23,198     23,090
   Other assets                                                     -      3,941          -      3,941      3,941
                                                             -------- ---------- ---------- ---------- ----------
    Total assets                                             $  1,091 $   67,714 $  474,946 $  543,751 $  538,772
                                                             ======== ========== ========== ========== ==========
Liabilities:
   Policyholders' account balances - investment contracts    $      - $  130,026 $   10,956 $  140,982 $  143,294
   Cash collateral for loaned securities                            -      4,081          -      4,081      4,081
   Short-term debt                                                  -     24,569          -     24,569     24,000
   Long-term debt                                                   -    100,677          -    100,677     93,000
   Payables to parent and affiliates                                -      4,607          -      4,607      4,607
   Other liabilities                                                -     48,662          -     48,662     48,662
                                                             -------- ---------- ---------- ---------- ----------
    Total liabilities                                        $      - $  312,622 $   10,956 $  323,578 $  317,644
                                                             ======== ========== ========== ========== ==========

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


(1)Carrying values presented herein differ from those in the Company's Statements of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments. Financial statement captions excluded from the above table are not considered financial instruments.

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.

Commercial Mortgage and Other Loans

The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate plus an appropriate credit spread for similar quality loans. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology.

Policy Loans

During the fourth quarter of 2013, the Company changed the valuation technique used to fair value policy loans. For the periods ended December 31, 2014 and 2013, the fair value of policy loans was determined by discounting expected cash flows at the current loan coupon rate. As a result the carrying value of the policy loans approximates the fair value for both the years ended
December 31, 2014 and 2013. Prior to this change, the fair value of U.S. insurance policy loans was calculated by discounting expected cash flows based upon current U.S. Treasury rates and historical loan repayment patterns.

Other Long-term Investments

Other long-term investments include investments in joint ventures and limited partnerships. The estimated fair values of these cost method investments are generally based on the Company's share of the net asset value ("NAV") as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments. No such adjustments were made as of December 31, 2014 and 2013.

Cash and Cash Equivalents, Accrued Investment Income, Receivables from Parent and Affiliates and Other Assets

The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: cash and cash equivalent instruments, accrued investment income, and other assets that meet the definition of financial instruments, including receivables, such as unsettled trades and accounts receivable. Also included in receivables from parents and affiliates is an affiliated note whose fair value is determined in the same manner as the underlying debt described below under "Short-Term and Long-Term Debt".

Policyholders' Account Balances - Investment Contracts

Only the portion of policyholders' account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities fair values are derived using discounted projected cash flows based on interest rates that are representative of the Company's financial strength ratings, and hence reflect the Company's own NPR. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.

Cash Collateral for Loaned Securities

Cash collateral for loaned securities represents the collateral received or paid in connection with loaning or borrowing securities. For these transactions, the carrying value of the related asset/liability approximates fair value as they equal the amount of cash collateral received or paid.

Short-Term and Long-Term Debt

The fair value of short-term and long-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. These fair values consider the Company's own NPR. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For debt with a maturity of less than 90 days, the carrying value approximates fair value.

Other Liabilities and Payables to Parent and Affiliates

Other liabilities and payables to parent and affiliates are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


10.  DERIVATIVE INSTRUMENTS

Types of Derivative Instruments and Derivative Strategies

Interest Rate Contracts

Interest rate swaps are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities (including duration mismatches) and to hedge against changes in the value of assets it owns or anticipates acquiring or selling. Swaps may be attributed to specific assets or liabilities or may be used on a portfolio basis. Under interest rate swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date.

Equity Contracts

Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range.

Foreign Exchange Contracts

Currency derivatives, including currency swaps, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.

Under currency swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

Credit Contracts

Credit derivatives are used by the Company to enhance the return on the Company's investment portfolio by creating credit exposure similar to an investment in public fixed maturity cash instruments. With credit derivatives the Company can sell credit protection on an identified name, and in return receives a quarterly premium. With credit default derivatives, this premium or credit spread generally corresponds to the difference between the yield on the referenced name's public fixed maturity cash instruments and swap rates, at the time the agreement is executed. If there is an event of default by the referenced name, as defined by the agreement, then the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced defaulted security or similar security or pay the referenced amount less the auction recovery rate. See credit derivatives section for discussion of guarantees related to credit derivatives written. In addition to selling credit protection, the Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio.

Embedded Derivatives

The Company sells variable annuity products, which may include guaranteed benefit features that are accounted for as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these benefit features to affiliates, Pruco Reinsurance Ltd., or "Pruco Re" and Pruco Life. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value. These embedded derivatives are marked to market through "Realized investment gains (losses), net" based on the change in value of the underlying contractual guarantees, which are determined using valuation models, as described in Note 9.

Prior to disposal in the fourth quarter of 2013, the Company invested in fixed maturities that, in addition to a stated coupon, provided a return based upon the results of an underlying portfolio of fixed income investments and related investment activity. The Company accounted for these investments as available-for-sale fixed maturities containing embedded derivatives. Such embedded derivatives are marked to market through "Realized investment gains (losses), net," based upon the change in value of the underlying portfolio.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


The table below provides a summary of the gross notional amount and fair value of derivatives contracts by the primary underlying, excluding embedded derivatives which are recorded with the associated host. Many derivative instruments contain multiple underlyings. The fair value amounts below represent the gross fair value of derivative contracts prior to taking into account the netting effects of master netting agreements, cash collateral held with the same counterparty, and non-performance risk.

                                                          December 31, 2014                   December 31, 2013
                                                  ---------------------------------   ---------------------------------
                                                                 Gross Fair Value                    Gross Fair Value
                                                               --------------------                --------------------
              Primary Underlying                    Notional    Assets  Liabilities     Notional    Assets  Liabilities
------------------------------------------------  ---------------------------------------------------------------------

                                                                             (in thousands)
Derivatives Designated as Hedge Accounting
 Instruments:
  Currency/Interest Rate
  Currency Swaps                                  $     44,221 $    840 $    (691)    $     41,256 $      - $  (3,328)
                                                  ------------ -------- ----------    ------------ -------- ----------
Total Qualifying Hedges                           $     44,221 $    840 $    (691)    $     41,256 $      - $  (3,328)
                                                  ============ ======== ==========    ============ ======== ==========
Derivatives Not Qualifying as Hedge Accounting
 Instruments:
  Interest Rate
  Interest Rate Swaps                             $     57,200 $  6,269 $        -    $     57,200 $  3,443 $        -
  Credit
  Credit Default Swaps                                   7,275      150      (451)           9,275       15      (499)
  Currency/Interest Rate
  Currency Swaps                                        25,370    1,049      (171)          10,370        -      (556)
  Equity
  Equity Options                                     1,875,551      446      (112)       1,870,001    1,666      (742)
                                                  ------------ -------- ----------    ------------ -------- ----------
Total Non-Qualifying Hedges                          1,965,396    7,914      (734)       1,946,846    5,124    (1,797)
                                                  ============ ======== ==========    ============ ======== ==========
Total Derivatives (1)                             $  2,009,617 $  8,754 $  (1,425)    $  1,988,102 $  5,124 $  (5,125)
                                                  ============ ======== ==========    ============ ======== ==========

  (1)Excludes embedded derivatives which contain multiple underlyings. The fair value of the embedded derivatives related to living benefit feature was a liability of $429 million and an asset of $38 million as of December 31, 2014 and December 31, 2013, respectively, included in "Future policy benefits." The fair value of the embedded derivatives related to the reinsurance of certain of these benefits to Pruco Re and Pruco Life was an asset of $340 million and a liability of $43 million as of December 31, 2014 and December 31, 2013, respectively, included in "Reinsurance Recoverables" and "Other Liabilities," respectively.

Offsetting Assets and Liabilities

The following table presents recognized derivative instruments (including bifurcated embedded derivatives), and repurchase and reverse repurchase agreements, that are offset in the balance sheet, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the balance sheet.

                                                                     December 31, 2014
                                                -----------------------------------------------------------
                                                                Gross          Net
                                                   Gross       Amounts       Amounts
                                                Amounts of  Offset in the Presented in
                                                Recognized  Statement of  the Statement  Financial
                                                 Financial    Financial   of Financial  Instruments/  Net
                                                Instruments   Position      Position     Collateral  Amount
                                                ----------- ------------- ------------- ------------ ------
                                                                      (in thousands)
Offsetting of Financial Assets:
Derivatives                                       $ 8,753      $(1,424)      $ 7,329      $ (7,194)   $135
Securities purchased under agreement to resell     38,048            -        38,048       (38,048)      -
                                                  -------      -------       -------      --------    ----
Total Assets                                      $46,801      $(1,424)      $45,377      $(45,242)   $135
                                                  =======      =======       =======      ========    ====
Offsetting of Financial Liabilities:
Derivatives                                       $ 1,424      $(1,424)      $     -      $      -    $  -
Securities sold under agreement to repurchase           -            -             -             -       -
                                                  -------      -------       -------      --------    ----
Total Liabilities                                 $ 1,424      $(1,424)      $     -      $      -    $  -
                                                  =======      =======       =======      ========    ====

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


                                                                       December 31, 2013
                                                ----------------------------------------------------------------
                                                                Gross          Net
                                                   Gross       Amounts       Amounts
                                                Amounts of  Offset in the Presented in
                                                Recognized  Statement of  the Statement  Financial
                                                 Financial    Financial   of Financial  Instruments/     Net
                                                Instruments   Position      Position     Collateral     Amount
                                                ----------- ------------- ------------- ------------  ----------
                                                                         (in thousands)
Offsetting of Financial Assets:
Derivatives                                     $    5,124   $    (5,124)  $         -  $          -  $        -
Securities purchased under agreement to resell      25,551             -        25,551       (25,551)          -
                                                ----------   -----------   -----------  ------------  ----------
Total Assets                                    $   30,675   $    (5,124)  $    25,551  $    (25,551) $        -
                                                ==========   ===========   ===========  ============  ==========
Offsetting of Financial Liabilities:
Derivatives                                     $    5,125   $    (5,124)  $         1  $          -  $        1
Securities sold under agreement to repurchase            -             -             -             -           -
                                                ----------   -----------   -----------  ------------  ----------
Total Liabilities                               $    5,125   $    (5,124)  $         1  $          -  $        1
                                                ==========   ===========   ===========  ============  ==========

For information regarding the rights of offset associated with the derivative assets and liabilities in the table above see "Credit Risk" below. For securities purchased under agreements to resell and securities sold under agreements to repurchase, the Company monitors the value of the securities and maintains collateral, as appropriate, to protect against credit exposure. Where the Company has entered into repurchase and resale agreements with the same counterparty, in the event of default, the Company would generally be permitted to exercise rights of offset. For additional information on the Company's accounting policy for securities repurchase and resale agreements, see Note 2 to the Company's Financial Statements.

Cash Flow Hedges

The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, equity or embedded derivatives in any of its cash flow hedge accounting relationships.

The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship:

                                                     Year Ended December 31, 2014
                                    --------------------------------------------------------------
                                     Realized                                          Accumulated
                                    Investment         Net                                Other
                                      Gains         Investment                        Comprehensive
                                     (Losses)         Income        Other Income     Income (Loss)(1)
                                    ------------    ------------    -------------    ----------------
                                                            (in thousands)
Derivatives Designated as
Hedging Instruments:
Cash flow hedges
  Currency/Interest Rate        $            -  $          (58) $            288 $              3,216
                                    ----------      ----------      ------------     ----------------
  Total cash flow hedges                     -             (58)              288                3,216
                                    ----------      ----------      ------------     ----------------
Derivatives Not Qualifying as
Hedging Instruments:
  Interest Rate                          4,713               -                 -                    -
  Currency/Interest Rate                 1,445               -                25                    -
  Credit                                   (43)              -                 -                    -
  Equity                                  (720)              -                 -                    -
  Embedded Derivatives                 (85,134)              -                 -                    -
                                    ----------      ----------      ------------     ----------------
  Total non-qualifying hedges          (79,739)              -                25                    -
                                    ----------      ----------      ------------     ----------------
  Total                         $      (79,739) $          (58) $            313 $              3,216
                                    ==========      ==========      ============     ================

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


                                                    Year Ended December 31, 2013
-                                   ------------------------------------------------------------
                                                                                     Accumulated
                                       Realized            Net                          Other
                                      Investment        Investment     Other        Comprehensive
                                    Gains (Losses)        Income       Income      Income (Loss)(1)
                                    -------------------------------    --------    -----------------
                                                           (in thousands)
Derivatives Designated as
Hedging Instruments:
Cash flow hedges
  Currency/Interest Rate        $                -  $           64 $     (301) $             (1,730)
                                    --------------      ----------     ------      ----------------
  Total cash flow hedges                         -              64       (301)               (1,730)
                                    --------------      ----------     ------      ----------------
Derivatives Not Qualifying as
Hedging Instruments:
  Interest Rate                             (4,050)              -          -                     -
  Currency/Interest Rate                      (110)              -         12                     -
  Credit                                    (1,016)              -          -                     -
  Equity                                    (3,875)              -          -                     -
  Embedded Derivatives                      27,755               -          -                     -
                                    --------------      ----------     ------      ----------------
  Total non-qualifying hedges               18,704               -         12                     -
                                    --------------      ----------     ------      ----------------
  Total                         $           18,704  $           64 $     (289) $             (1,730)
                                    ==============      ==========     ======      ================

                                                    Year Ended December 31, 2012
-                                   ------------------------------------------------------------
                                                                                     Accumulated
                                       Realized            Net                          Other
                                      Investment        Investment     Other        Comprehensive
                                    Gains (Losses)        Income       Income      Income (Loss)(1)
                                    -------------------------------    --------    -----------------
                                                           (in thousands)
Derivatives Designated as
Hedging Instruments:
Cash flow hedges
  Currency/Interest Rate        $                -  $           23 $        8  $               (697)
                                    --------------      ----------     ------      ----------------
  Total cash flow hedges                         -              23          8                  (697)
                                    --------------      ----------     ------      ----------------
Derivatives Not Qualifying as
Hedging Instruments:
  Interest Rate                              2,648               -          -                     -
  Currency                                       2               -          -                     -
  Currency/Interest Rate                      (147)              -         (6)                    -
  Credit                                      (285)              -          -                     -
  Equity                                      (211)              -          -                     -
  Embedded Derivatives                      (7,631)              -          -                     -
                                    --------------      ----------     ------      ----------------
  Total non-qualifying hedges               (5,624)              -         (6)                    -
                                    --------------      ----------     ------      ----------------
  Total                         $           (5,624) $           23 $        2  $               (697)
                                    ==============      ==========     ======      ================

  (1)Amounts deferred in "Accumulated other comprehensive income (loss)."

For the years ended December 31, 2014, 2013 and 2012, the ineffective portion of derivatives accounted for using hedge accounting was not material to the Company's results of operations. Also, there were no material amounts reclassified into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.

Presented below is a rollforward of current period cash flow hedges in "Accumulated other comprehensive income (loss)" before taxes:

                                                                                       (in thousands)
                                                                                     ----------------
Balance, December 31, 2011                                                                    $  (630)
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2012              (666)
Amount reclassified into current period earnings                                                  (31)
                                                                                     ----------------
Balance, December 31, 2012                                                                     (1,327)
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2013            (1,493)
Amount reclassified into current period earnings                                                 (237)
                                                                                     ----------------
Balance, December 31, 2013                                                                     (3,057)
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2014             3,446
Amount reclassified into current period earnings                                                 (230)
Balance, December 31, 2014                                                                    $   159
                                                                                     ================

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


As of December 31, 2014 and 2013, the Company did not have any qualifying cash flow hedges of forecasted transactions other than those related to the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments. The maximum length of time for which these variable cash flows are hedged is 13 years. Income amounts deferred in "Accumulated other comprehensive income (loss)" as a result of cash flow hedges are included in "Net unrealized investment gains (losses)" in the Statements of Equity.

Credit Derivatives

The Company has no exposure from credit derivatives where it has written credit protection as of December 31, 2014 and December 31, 2013.

The Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio. As of December 31, 2014 and December 31, 2013, the Company had $7 million and $9 million of outstanding notional amounts, respectively, reported at fair value as a liability of less than $1 million for both periods.

Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by our counterparty to financial derivative transactions.

The Company has credit risk exposure to an affiliate, Prudential Global Funding, LLC ("PGF"), related to its OTC derivative transactions. PGF manages credit risk with external counterparties by entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties, and by obtaining collateral, such as securities, when appropriate. Additionally, limits are set on single party credit exposures which are subject to periodic management review.

Under fair value measurements, the Company incorporates the market's perception of its own and the counterparty's non-performance risk in determining the fair value of the portion of its OTC derivative assets and liabilities that are uncollateralized. Credit spreads are applied to the derivative fair values on a net basis by counterparty. To reflect the Company's own credit spread a proxy based on relevant debt spreads is applied to OTC derivative net liability positions. Similarly, the Company's counterparty's credit spread is applied to OTC derivative net asset positions.

11.  COMMITMENTS, CONTINGENT LIABILITIES AND LITIGATION AND REGULATORY MATTERS

Commitments

The Company has made commitments to fund commercial loans. As of December 31, 2014, the outstanding balance on this commitment was $0.2 million. The Company has made commitments to purchase or fund investments, mostly private fixed maturities. As of December 31, 2014, $1 million of this commitment was outstanding.

Contingent Liabilities

On an ongoing basis, the Company's internal supervisory and control functions review the quality of sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of product administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In certain cases, if appropriate, the Company may offer customers remediation and may incur charges, including the costs of such remediation, administrative costs and regulatory fines.

The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see "Litigation and Regulatory Matters" below.

It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company's financial position.

Litigation and Regulatory Matters

The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company's pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain. The following is a summary of certain pending proceedings.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed, including matters discussed below. As of December 31, 2014, the aggregate range of reasonably possible losses in excess of accruals established is not currently estimable. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.

In January 2013, a qui tam action on behalf of the State of Florida, Total Asset Recovery Services v. Met Life Inc., et al., Manulife Financial Corporation, et. al., Prudential Financial, Inc., The Prudential Insurance Company of America, and Prudential Insurance Agency, LLC ., filed in the Circuit Court of Leon County, Florida, was served on Prudential Insurance. The complaint alleges that Prudential Insurance failed to escheat life insurance proceeds to the State of Florida in violation of the Florida False Claims Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs. In March 2013, the Company filed a motion to dismiss the complaint. In August 2013, the court dismissed the complaint with prejudice. In September 2013, plaintiff filed an appeal with Florida's Circuit Court of the Second Judicial Circuit in Leon County. In September 2014, the Florida District Court of Appeal First District affirmed the trial court's decision.

In January 2012, a Global Resolution Agreement entered into by the Company and a third party auditor became effective upon its acceptance by the unclaimed property departments of 20 states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Master Death File ("SSMDF") to identify deceased insureds and contractholders where a valid claim has not been made. In February 2012, a Regulatory Settlement Agreement entered into by the Company to resolve a multi-state market conduct examination regarding its adherence to state claim settlement practices became effective upon its acceptance by the insurance departments of 20 states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires the Company to adopt and implement additional procedures comparing its records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Substantially all other jurisdictions that are not signatories to the Global Resolution Agreement or the Regulatory Settlement Agreement have entered into similar agreements with the Company.

The New York Attorney General has subpoenaed the Company, along with other companies, regarding its unclaimed property procedures and may ultimately seek remediation and other relief, including damages. Additionally, the New York Office of Unclaimed Funds is conducting an audit of the Company's compliance with New York's unclaimed property laws.

The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company's results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. In light of the unpredictability of the Company's litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company's financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company's financial position.

12.  RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.

Expense Charges and Allocations

Many of the Company's expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses include allocations of stock compensation expenses related to a stock option program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock option program was less than $1 million for each of the years ended December 31, 2014, 2013 and 2012. The expense charged to the Company for the deferred compensation program was $1 million for each of the years ended December 31, 2014, 2013 and 2012.

The Company is charged for its share of employee benefits expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final group earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during career. The Company's share of net expense for the pension plans was $3 million, $2 million and $2 million for the years ended December 31, 2014, 2013 and 2012, respectively.

Prudential Insurance sponsors voluntary savings plans for its employee's 401(k) plans. The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company's expense for its share of the voluntary savings plan was $1 million for each of the years ended December 31, 2014, 2013 and 2012.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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The Company is charged distribution expenses from Prudential Insurance's agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement.

The Company pays commissions and certain other fees to Prudential Annuities Distributors, Incorporated ("PAD") in consideration for PAD's marketing and underwriting of the Company's products. Commissions and fees are paid by PAD to broker-dealers who sell the Company's products. Commissions and fees paid by the Company to PAD were $83 million, $75 million, and $106 million during the years ended December 31, 2014, 2013, and 2012 respectively.

Corporate Owned Life Insurance

The Company has sold three Corporate Owned Life Insurance, or "COLI", policies to Prudential Insurance and one to Prudential Financial. The cash surrender value included in separate accounts for these COLI contracts was $1,546 million at December 31, 2014 and $1,344 million at December 31, 2013. Fees related to these COLI policies were $26 million, $22 million and $16 million for the years ended December 31, 2014, 2013 and 2012; respectively.

Derivative Trades

In its ordinary course of business, the Company enters into OTC derivative contracts with an affiliate, PGF.

Reinsurance with Affiliates

The Company participates in reinsurance with its affiliates Prudential Arizona Reinsurance Captive Company ("PARCC"), Pruco Re, Prudential Arizona Reinsurance Term Company ("PAR Term"), Prudential Arizona Reinsurance Universal Company ("PAR U"), and Prudential Term Reinsurance Company ("Term Re"), and its parent companies, Pruco Life and Prudential Insurance, in order to provide risk diversification and additional capacity for future growth, limit the maximum net loss potential, manage the statutory capital for its individual life business, facilitate its capital market hedging program and align accounting methodology for the assets and liabilities of living benefit riders contained in annuities contracts. The Company is not relieved of its primary obligation to the policyholder as a result of these agreements. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.

Effective April 1, 2008, the Company entered into an agreement to reinsure certain COLI policies with Pruco Life.

Reserves related to reinsured long duration contracts are accounted for using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers for long duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. Reinsurance premiums ceded for interest-sensitive life products are accounted for as a reduction of policy charges and fee income. Reinsurance premiums ceded for term insurance products are accounted for as a reduction of premiums.

Realized investment gains and losses include the impact of reinsurance agreements that are accounted for as embedded derivatives. Changes in the fair value of the embedded derivatives are recognized through "Realized investment gains (losses)." The Company has entered into reinsurance agreements to transfer the risk related to certain living benefit options on variable annuities to Pruco Re and to Pruco Life. The reinsurance agreements are derivatives and have been accounted for in the same manner as an embedded derivative. See Note 10 for additional information related to the accounting for embedded derivatives.

Reinsurance amounts included in the Company's Statements of Financial Position at December 31, were as follows:

                                              December 31,  December 31,
                                                  2014          2013
                                              ------------  ------------
                                                    (in thousands)
Reinsurance recoverables                        $1,436,470     $ 999,240
Policy loans                                       (11,388)      (12,340)
Deferred policy acquisition costs                 (211,128)     (207,517)
Other liabilities (reinsurance payables) (1)        37,934        76,499

(1)December 31, 2013 includes $43 million reclassed from reinsurance recoverables to other liabilities.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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The reinsurance recoverables by counterparty is broken out below.

                                     Reinsurance Recoverables
                                -----------------------------------
                                December 31, 2014 December 31, 2013
                                ----------------- -----------------
                                          (in thousands)
PARCC                             $    482,487      $    482,633
PAR Term                               116,930            82,322
Prudential Insurance                    27,652            28,457
PAR U                                  446,182           397,776
Pruco Life                              17,469             6,008
Pruco Re (1)                           332,741                50
Term Re                                 11,039                 -
Unaffiliated                             1,970             1,994
                                  ------------      ------------
Total reinsurance recoverables    $  1,436,470      $    999,240
                                  ============      ============

(1)December 31, 2013 excludes $43 million reclassed from reinsurance recoverable to other liabilities.

Reinsurance amounts, excluding investment gains (losses) on affiliated asset transfers, included in the Company's Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, were as follows:

                                                                                2014          2013          2012
                                                                            ------------  ------------  ------------
                                                                                         (in thousands)
Premiums:
Direct                                                                      $    193,928  $    186,778  $    174,419
Assumed                                                                                -             -             -
Ceded                                                                           (179,605)     (171,885)     (160,286)
                                                                            ------------  ------------  ------------
  Net Premiums                                                                    14,323        14,893        14,133
                                                                            ------------  ------------  ------------
Policy charges and fee income:
Direct                                                                           287,766       239,758       206,296
Assumed                                                                                -             -             -
Ceded                                                                           (106,680)      (82,947)      (59,836)
                                                                            ------------  ------------  ------------
  Net policy charges and fee income                                              181,086       156,811       146,460
                                                                            ------------  ------------  ------------
Net investment income:
Direct                                                                            68,364        69,157        79,807
Assumed                                                                                -             -             -
Ceded                                                                               (492)         (504)         (152)
                                                                            ------------  ------------  ------------
  Net investment income                                                           67,872        68,653        79,655
                                                                            ------------  ------------  ------------
Net other income :
Direct                                                                             2,558         3,410         2,611
Assumed & Ceded                                                                        -             -         1,807
                                                                            ------------  ------------  ------------
  Net other income                                                                 2,558         3,410         4,418
                                                                            ------------  ------------  ------------
Interest credited to policyholders' account balance:
Direct                                                                            56,615        27,616        35,952
Assumed                                                                                -             -             -
Ceded                                                                            (10,785)      (10,443)       (4,000)
                                                                            ------------  ------------  ------------
  Net interest credited to policyholders' account balance                         45,830        17,173        31,952
                                                                            ------------  ------------  ------------
Policyholders' benefits (including change in reserves):
Direct                                                                           226,854       228,176       205,982
Assumed                                                                                -             -             -
Ceded                                                                           (200,249)     (205,283)     (170,293)
                                                                            ------------  ------------  ------------
  Net policyholders' benefits (including change in reserves)                      26,605        22,893        35,689
                                                                            ------------  ------------  ------------
Net reinsurance expense allowances, net of capitalization and amortization       (38,881)      (24,700)      (22,944)
Realized investment gains (losses) net:
Direct                                                                          (398,154)      199,483        12,097
Assumed                                                                                -             -             -
Ceded                                                                            324,884      (176,902)       (1,620)
                                                                            ------------  ------------  ------------
  Realized investment gains (losses) net                                    $    (73,270) $     22,581  $     10,477
                                                                            ------------  ------------  ------------

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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Substantially all reinsurance contracts are with affiliates as of December 31, 2014, 2013 and 2012. The gross and net amounts of life insurance face amount in force as of December 31, were as follows:

                                                2014          2013          2012
                                           -------------  ------------  ------------
                                                         (in thousands)
Gross life insurance face amount in force  $ 114,395,367  $107,125,219  $101,793,986
Reinsurance ceded                           (103,951,166)  (97,197,953)  (92,025,256)
                                           -------------  ------------  ------------
Net life insurance face amount in force    $  10,444,201  $  9,927,266  $  9,768,730
                                           =============  ============  ============

Pruco Life

The Company reinsures certain COLI and Prudential Defined Income "(PDI)" policies with Pruco Life.

PARCC

The Company reinsures 90% of the risks under its term life insurance policies, with effective dates prior to January 1, 2010, through an automatic coinsurance agreement with PARCC.

PAR Term

The Company reinsures 95% of the risks under its term life insurance policies with effective dates January 1, 2010 through December 31, 2013, through an automatic coinsurance agreement with PAR Term.

Term Re

The Company reinsures 95% of the risk under its term life insurance policies with effective dates on or after January 1, 2014 through an automatic coinsurance agreement with Term Re.

Prudential Insurance

The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks not otherwise reinsured.

PAR U

Effective July 1, 2012, the Company entered into an automatic coinsurance agreement with PAR U to reinsure an amount equal to 95% of all risks associated with its universal life policies.

Pruco Re

The Company uses reinsurance as part of its risk management and capital management strategies for certain of its optional living benefit features. Starting from 2005, the Company has entered into various automatic coinsurance agreements with Pruco Re, an affiliated company, to reinsure its living benefit features sold on certain of its annuities.

Affiliated Asset Administration Fee Income

The Company has a revenue sharing agreement with AST Investment Services, Inc. and Prudential Investments LLC whereby the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust. Income received from AST Investment Services, Inc. and Prudential Investments LLC related to this agreement was $31 million, $26 million, and $19 million for the years ended December 31, 2014, 2013, and 2012, respectively. These revenues are recorded as "Asset administration fees" in the Statements of Operations and Comprehensive Income (Loss).

The Company has a revenue sharing agreement with Prudential Investments LLC, whereby the Company receives fee income based on policyholders' separate account balances invested in The Prudential Series Fund ("PSF"). Income received from Prudential Investments LLC, related to this agreement was $7 million, $7 million, and $6 million for the years ended December 31, 2014, 2013, and 2012, respectively. These revenues are recorded as "Asset administration fees" in the Company's Statements of Operations and Comprehensive Income (Loss).

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Affiliated Investment Management Expenses

In accordance with an agreement with Prudential Investment Management, Inc. ("PIMI"), the Company pays investment management expenses to PIMI who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PIMI related to this agreement was $2 million, $2 million, and $3 million for the years ended December 31, 2014, 2013, and 2012, respectively. These expenses are recorded as "Net Investment Income" in the Statements of Operations and Comprehensive Income
(Loss).

Affiliated Asset Transfers

From time to time, the Company participates in affiliated asset trades with parent and sister companies. Book and market value differences for trades with a parent and sister are recognized within Additional paid-in-capital ("APIC") and Realized investment gain (loss), respectively. The table below shows affiliated asset trades as of December 31, 2013 and 2014.

                                                                             Additional
                                                                              Paid-in
                                                                              Capital,       Realized
                                                                             Net of Tax     Investment Derivative
                                                                 Fair  Book  Increase/        Gain/      Gain/
     Affiliate         Date   Transaction      Security Type     Value Value (Decrease)       (Loss)     (Loss)
      ---------       ------- -----------      -----------       ----- ----- ---------- -   ---------- ----------
                                                                                  (in millions)
Prudential Insurance  Sep-13   Sale        Commercial Mortgages  $   2 $   2   $   1          $   -      $   -
Prudential Insurance  Dec-14   Purchase    Commercial Mortgages  $   6 $   5   $   -          $   -      $   -

Debt Agreements

The Company is authorized to borrow funds up to $200 million from affiliates to meet its capital and other funding needs.

The following table provides the breakout of the Company's short-term and long-term debt with affiliates:

                                                 Amount of Notes-    Amount of Notes-
Affiliate                           Date Issued   December 31, 2014   December 31, 2013   Interest Rate   Date of Maturity
---------                         ------------- ------------------- ------------------- --------------- ------------------
                                                     (in thousands)
Prudential Financial               12/16/2011           22,000              33,000       2.99% - 3.61%  12/2014 - 12/2016
Washington Street Investment       12/17/2012           39,000              52,000       1.21% - 1.87%  12/2014 - 12/2017
Prudential Financial               11/15/2013            9,000               9,000               2.24%         12/15/2018
Prudential Financial               11/15/2013           23,000              23,000               3.19%         12/15/2020
Prudential Financial               12/15/2014            5,000                   -               2.57%         12/15/2019
Prudential Financial               12/15/2014           23,000                   -               3.14%         12/15/2021
                                                    ----------          ----------
Total Loans Payable to Affiliate                    $  121,000          $  117,000
                                                    ==========          ==========

The total interest expense to the Company related to loans payable to affiliates was $2.8 million, $2.3 million, and $1.7 million for the years ended December 31, 2014, 2013, and 2012, respectively.

Contributed Capital and Dividends

In June 2014, the Company paid a dividend in the amount of $80 million to Pruco Life. In June 2013, the Company paid a dividend in the amount of $155 million to Pruco Life.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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13.   QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The unaudited quarterly results of operations for the years ended December 31, 2014 and 2013 are summarized in the table below:

                                                   March 31   June 30  September 30 December 31,
                                                   --------------------------------------------
                                                                  (in thousands)
2014
Total revenues                                     $  59,537 $  73,806  $  45,046    $  52,444
Total benefits and expenses                           48,788    47,651     44,434       71,919
Income (loss) from operations before income taxes     10,749    26,155        612      (19,475)
Net income (loss)                                  $   8,429 $  21,382  $   4,732    $  (6,278)
                                                   ========= =========  =========    =========

2013
Total revenues                                     $  80,971 $  85,711  $  43,895    $  89,523
Total benefits and expenses                           21,433    25,360    (15,688)      37,786
Income (loss) from operations before income taxes     59,538    60,351     59,583       51,737
Net income (loss)                                  $  43,332 $  41,997  $  39,540    $  40,974
                                                   ========= =========  =========    =========

Results for the fourth quarter of 2014 include a pre-tax expense of $0.4 million related to an out of period adjustment recorded by the Company primarily due to additional DAC amortization related to the overstatement of reinsured reserves in the third quarter of 2014. This item impacted only the third and fourth quarters of 2014 and had no impact to full year 2014 reported results. Management has evaluated the impact of all out of period adjustments, both individually and in the aggregate, and concluded that they are not material to the current quarter or to any previously reported quarterly or annual financial statements.

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of Pruco Life Insurance Company of New Jersey:

In our opinion, the accompanying statements of financial position and the related statements of operations and comprehensive income, of equity and of cash flows present fairly, in all material respects, the financial position of Pruco Life Insurance Company of New Jersey (an indirect, wholly owned subsidiary of The Prudential Insurance Company of America) at December 31, 2014 and December 31, 2013, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2014 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 12 of the financial statements, the Company has entered into extensive transactions with affiliated entities.

/s/ PRICEWATERHOUSECOOPERS LLP

New York, New York
March 12, 2015

PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a) Financial Statements

(1) Financial Statements of the sub-accounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Registrant) consisting of the Statement of Net Assets as of December 31, 2014; the Statement of Operations for the period ended December 31, 2014; the Statement of Changes in Net Assets for the periods ended December 31, 2014 and December 31, 2013, and the Notes relating thereto appear at the end of the Statement of Additional Information (Part B of the Registration Statement).

(2) Financial Statements of Pruco Life Insurance Company of New Jersey (Depositor) consisting of the Statements of Financial Position as of December 31, 2014 and 2013; and the related Statements of Operations, Changes in Stockholder's Equity and Cash Flows for the years ended December 31, 2014, 2013, and 2012; and the Notes to the Financial Statements appear at the end of the Statement of Additional Information (Part B of the Registration Statement).

(b) Exhibits:

(1) Resolution of the Board of Directors of Pruco Life Insurance Company of New Jersey establishing the Pruco Life of New Jersey Flexible Premium Variable Annuity Account. (Note 2)

(2) Agreements for custody of securities and similar investments--Not
Applicable.

(3) (a) Distribution and Underwriting Agreement by and among Pruco Life Insurance Company of New Jersey (Depositor) and Prudential Annuities Distributors, Inc. "PAD" (Underwriter). (Note 3)

(b) (1) Specimen Affiliated Insurer Amendment to Selling Agreement (Note 6)

(b) (2) List of Broker Dealers selling under original Selling Agreement. (Note
8)

(b) (3) List of Broker Dealers that executed Amendment to Selling Agreement. (Note 8)

(4) (a) Form of Advisor Series certificate issued under Annuity Contract P-CR/IND (2/10)-NY. (Note 9)

(4) (b) Form of Highest Daily Lifetime Income Benefit v2.1 rider
P-RID-HD(2-13)-NY (includes schedule pages P-SCH-R-HD(2-13)-NY. (Note 11)

(4) (c) Form of Highest Daily Lifetime Income Benefit v2.1 w/HADB rider P-RID-HD-HAB(2-13)-NY (includes schedule pages P-SCH-R-HD-HAB)-NY. (Note 11)

(4) (d) Form of Individual Retirement Annuity Endorsement P-END-IRA NY (02/10). (Note 9)

(4) (e) Form of Roth Individual Retirement Annuity Endorsement P-END-ROTH NY (02/10). (Note 9)

(4) (f) Form of Beneficiary Individual Retirement Annuity Endorsement P-END-IRABEN NY (02/10). (Note 9)

(4) (g) Form of Beneficiary Roth Individual Retirement Annuity Endorsement P-END-ROTHBEN NY (02/10). (Note 9)

(4) (h) Amendatory Tax Endorsement. (Note 14)

(4) (i) Form of Highest Daily Lifetime Income v3.0 Benefit Rider
P-RID-HD(2/14)-NY. (Note 15)

(4) (j) Form of Highest Daily Lifetime Income v3.0 Benefit Schedule Supplement P-SCH-R-HD(2/14)-NY. (Note 15)

(4) (k) Form of Highest Daily Lifetime Income v3.0 with Highest Annual Death Benefit Rider P-RID-HD-HAB(2/14)-NY. (Note 15)

(4) (l) Form of Highest Daily Lifetime Income v3.0 with Highest Annual Death Benefit Schedule Supplement P-SCH-R-HD-HAB(2/14)-NY. (Note 15)

5 (a) Form of Application for the Contract ORD202827-NY Rev (2/13) and Beneficiary Contract ORD202863-NY. (Note 11)

5 (b) Form of Application for the Contract ORD202827-NY Rev (2/14). (Note 15)

(6)(a) Articles of Incorporation of Pruco Life Insurance Company of New Jersey, as amended. (Note 4)

  (b) By-laws of Pruco Life Insurance Company of New Jersey. (Note 5)

  (c) Certificate of Amendment to the Certificate of Incorporation dated October 1, 2012. (Note 13)

(7) Contracts of reinsurance--(Not Applicable)

(8) Other material contracts performed in whole or in part after the date the registration statement is filed:

  (a) Copy of AST Fund Participation Agreement. (Note 6)

  (b) Shareholder Information Agreement (Sample Rule 22c-2). (Note 7)

  (c) Amendment to Fund Participation Agreement. (Note 14)

(9) Opinion of Counsel. (Note 11)

(10) Written Consent of Independent Registered Public Accounting Firm. (Note 1)

(11) All financial statements omitted from Item 23, Financial Statements--Not Applicable.

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.

(13) Powers of Attorney:

(a) Power of Attorney for John Chieffo (Note 18)

(b) Power of Attorney for Yanela C. Frias (Note 18)

(c) Power of Attorney for Bernard J. Jacob (Note 18)

(d) Power of Attorney for Richard F. Lambert (Note 18)

(e) Power of Attorney for Robert F. O'Donnell (Note 17)

(f) Power of Attorney for Kent D. Sluyter (Note 18)

(g) Power of Attorney for Kenneth Y. Tanji (Note 18)

(Note 1) Filed Herewith.

(Note 2) Incorporated by reference to Form N-4, Registration No. 333-18117, filed December 18, 1996 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 3) Incorporated by reference to Post-Effective Amendment No. 9, Form N-4, Registration No. 333-131035, filed December 18, 2007 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 4) Incorporated by reference to Form S-6, Registration No. 002-89780, filed April 28,1997 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

(Note 5) Incorporated by reference to Form S-6, Registration No. 333-85117 filed August 13, 1999 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

(Note 6) Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 3, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 7) Incorporated by reference to Post-Effective Amendment No. 3, Form N-4, Registration No. 333-131035, filed April 19, 2007 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 8) Incorporated by reference to Post-Effective Amendment No. 1, Form N-4, Registration No. 333-162678, filed April 16, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 9) Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 3, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 10) Incorporated by reference to Form N-4, Registration No. 333-184889, as filed November 9, 2012 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 11) Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-184889, filed January 23, 2013, on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 12) Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement No. 333-184889, filed February 12, 2013, on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 13) Incorporated by reference to the Annual Report on Form 10-K for the year ended December 31, 2012, filed March 15, 2013, on behalf of Pruco Life Insurance Company of New Jersey.

(Note 14) Incorporated by reference to Post-Effective Amendment No. 1 Form N-4 Registration No. 333-184889, filed April 12, 2013, on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 15) Incorporated by reference to Post-Effective Amendment No. 3, Form N-4 Registration Statement No. 333-184889, filed December 9, 2013 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 16) Incorporated by reference to Post-Effective Amendment No. 4 to
Form N-4, Registration Statement No. 333-184889, filed April 11, 2014, on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 17) Incorporated by reference to Post-Effective Amendment No. 5 to
Form N-4, Registration Statement No. 333-184542, filed January 22, 2015, on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 18) Incorporated by reference to Post-Effective Amendment No. 6 to
Form N-4, Registration Statement No. 333-184889, filed April 10, 2015, on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR (ENGAGED DIRECTLY OR INDIRECTLY, IN REGISTRANT'S VARIABLE ANNUITY BUSINESS:

NAME AND PRINCIPAL BUSINESS ADDRESS                        POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------  --------------------------------------------------------------------------------
 Yanela C. Frias                     Vice President, Director, Chief Accounting Officer, and Chief Financial Officer
 213 Washington Street
 Newark, New Jersey 07102-2917

 John Chieffo                        Vice President and Director
 213 Washington Street
 Newark, New Jersey 07102-2917

 Lynn K. Stone                       Vice President, Chief Legal Officer, and Secretary
 One Corporate Drive
 Shelton, Connecticut 06484-6208

 Theresa M. Dziedzic                 Senior Vice President, Chief Actuary, and Appointed Actuary
 751 Broad Street
 Newark, New Jersey 07102-3714

 Bernard J. Jacob                    Director
 751 Broad Street
 Newark, New Jersey 07102-3714

Richard F. Lambert               Director
751 Broad Street
Newark, New Jersey 07102-3714

James M. O'Connor                Senior Vice President and Actuary
751 Broad Street
Newark, New Jersey 07102-3714

Robert F. O'Donnell              Director, Chief Executive Officer, and President
One Corporate Drive
Shelton, Connecticut 06484-6208

Kent D. Sluyter                  Senior Vice President and Director
213 Washington Street
Newark, New Jersey 07102-2917

Kenneth Y. Tanji                 Director and Treasurer
751 Broad Street
Newark, New Jersey 07102-3714

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
REGISTRANT:

The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable AnnuityContract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.

The subsidiaries of Prudential Financial Inc. ("PFI") are listed under Exhibit
21.1 of the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on February 20, 2015, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).

ITEM 27. NUMBER OF CONTRACT OWNERS: As of August 31, 2015, there were 2 Qualified contract owners and 2 Non-Qualified contract owners.

ITEM 28. INDEMNIFICATION:

The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

New Jersey, being the state of organization of Pruco Life Insurance Company of New Jersey ("PLNJ"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of New Jersey law permitting indemnification can be found in
Section 14A:3-5 of the New Jersey Statutes Annotated. The text of PLNJ's By-law, Article V, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 1A(6)(c) to Form S-6 filed August 13, 1999 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS:

(a) Prudential Annuities Distributors, Inc. (PAD)

PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.

(b) Information concerning the directors and officers of PAD is set forth below:

 NAME                                POSITIONS AND OFFICES WITH UNDERWRITER
 ----                              -------------------------------------------
 Rodney R. Allain                  President & CEO and Director
 One Corporate Drive
 Shelton, Connecticut 06484-6208

 Rodney Branch                     Director
 One Corporate Drive
 Shelton, Connecticut 06484-6208

 Wayne Chopus                      Vice President and Director
 One Corporate Drive
 Shelton, Connecticut 06484-6208

 Yanela C. Frias                   Senior Vice President and Director
 213 Washington Street
 Newark, New Jersey 07102-2917

 Dawn M. LeBlanc                   Senior Vice President and Director
 One Corporate Drive
 Shelton, Connecticut 06484-6208

 Steven P. Marenakos               Senior Vice President and Director
 One Corporate Drive
 Shelton, Connecticut 06484-6208

 Timothy S. Cronin                 Senior Vice President
 One Corporate Drive
 Shelton, Connecticut 06484-6208

 Christopher J. Hagan              Chief Operating Officer and Vice President
 2101 Welsh Road
 Dresher, Pennsylvania 19025-5000

Mark Livesay                      Vice President
One Corporate Drive
Shelton, Connecticut 06484-6208

John D. Rosero                    Vice President, Secretary and Chief Legal Officer
213 Washington Street
Newark, New Jersey 07102-2917

Elizabeth Marin                   Treasurer
751 Broad Street
Newark, New Jersey 07102-3714

Steven Weinreb                    Chief Financial Officer and Controller
Three Gateway Center
Newark, New Jersey 07102-4061

Michael B. McCauley               Vice President and Chief Compliance Officer
One Corporate Drive
Shelton, Connecticut 06484-6208

Patricia L. Kelley                Vice President
751 Broad Street
Newark, New Jersey 07102-3714

Andrew A. Morawiec                Vice President
One Corporate Drive
Shelton, Connecticut 06484-6208

William D. Wilcox                 Vice President
280 Trumbull Street
Hartford, Connecticut 06103-3509

Richard W. Kinville               AML Officer
751 Broad Street
Newark, New Jersey 07102-3714

ITEM 29. PRINCIPAL UNDERWRITERS:

(c) Commissions received by PAD during 2014 with respect to all individual annuities issued by Pruco Life of New Jersey.

                                          NET UNDERWRITING
                                           DISCOUNTS AND   COMPENSATION ON  BROKERAGE
NAME OF PRINCIPAL UNDERWRITER               COMMISSIONS      REDEMPTION    COMMISSIONS COMPENSATION
-----------------------------             ---------------- --------------- ----------- ------------
Prudential Annuities Distributors, Inc.*    $81,734,930         $-0-          $-0-         $-0-

* PAD did not retain any of these commissions.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.

ITEM 31. MANAGEMENT SERVICES

Summary of any contract not discussed in Part A and Part B of the registration statement under which management-related services are provided to the Registrant--Not applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on
November 28, 1988.

(e) Pruco Life of New Jersey hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life of New Jersey.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement, and has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 16th day of October 2015.

      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                  REGISTRANT

                BY: PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                                   DEPOSITOR

/s/ Robert F. O'Donnell*
------------------------
Robert F. O'Donnell
President and Chief Executive Officer

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                                   DEPOSITOR

By:  /s/ Robert F. O'Donnell*
     ------------------------
     Robert F. O'Donnell
     President and Chief Executive Officer

                                  SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

         SIGNATURE                        TITLE                    DATE

/s/ Robert F. O'Donnell*      Director, President and Chief  October 16, 2015
----------------------------  Executive Officer
Robert F. O'Donnell

Yanela C. Frias*              Chief Financial Officer,       October 16, 2015
----------------------------  Chief Accounting Officer,
Yanela C. Frias               Vice President and Director
                              (Principal Accounting Officer)

John Chieffo*                 Director                       October 16, 2015
----------------------------
John Chieffo

Kenneth Y. Tanji*             Director                       October 16, 2015
----------------------------
Kenneth Y. Tanji

Bernard J. Jacob*             Director                       October 16, 2015
----------------------------
Bernard J. Jacob

Richard F. Lambert*           Director                       October 16, 2015
----------------------------
Richard F. Lambert

Kent D. Sluyter*              Director                       October 16, 2015
----------------------------
Kent D. Sluyter

By:  /s/ William J. Evers
     ------------------------
     William J. Evers

* Executed by William J. Evers on behalf of those indicated pursuant to Power of Attorney.

                                   EXHIBITS

(10) Written Consent of Independent Registered Public Accounting Firm.